UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3010

Fidelity Advisor Series VII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2011

Item 1. Reports to Stockholders

Fidelity Advisor
Focus Funds®
Class A, Class T, Class B and Class C

Fidelity Advisor® Biotechnology Fund

Fidelity Advisor Communications Equipment Fund

Fidelity Advisor Consumer Discretionary Fund

Fidelity Advisor Electronics Fund

Fidelity Advisor Energy Fund

Fidelity Advisor Financial Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Industrials Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Fund

Semiannual Report

January 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Fidelity Advisor® Biotechnology Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Fidelity Advisor Communications Equipment Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Fidelity Advisor Consumer Discretionary Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Fidelity Advisor Electronics Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Fidelity Advisor Energy Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Fidelity Advisor Financial Services Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Fidelity Advisor Health Care Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Fidelity Advisor Industrials Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Fidelity Advisor Technology Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Fidelity Advisor Utilities Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 began on a positive note. U.S. equities gained ground in January, reaching their highest point since August 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Fidelity Advisor Biotechnology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Class A	1.40%
Actual		$ 1,000.00	$ 1,137.90	$ 7.54
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 7.12
Class T	1.65%
Actual		$ 1,000.00	$ 1,135.40	$ 8.88
HypotheticalA		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.15%
Actual		$ 1,000.00	$ 1,134.50	$ 11.57
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Class C	2.15%
Actual		$ 1,000.00	$ 1,132.70	$ 11.56
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class	1.15%
Actual		$ 1,000.00	$ 1,139.70	$ 6.20
HypotheticalA		$ 1,000.00	$ 1,019.41	$ 5.85

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Biotechnology Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Amgen, Inc.	18.4	14.3
Alexion Pharmaceuticals, Inc.	6.7	6.9
Vertex Pharmaceuticals, Inc.	6.1	3.4
United Therapeutics Corp.	4.4	3.7
Genzyme Corp.	4.1	6.3
Dendreon Corp.	4.1	2.7
Biogen Idec, Inc.	3.2	2.4
Gilead Sciences, Inc.	2.8	10.6
InterMune, Inc.	2.7	0.5
Human Genome Sciences, Inc.	2.6	2.6
	55.1
Top Industries (% of fund's net assets)
As of January 31, 2011
Biotechnology	91.7%
Pharmaceuticals	7.8%
Health Care Equipment & Supplies	0.0%
All Others*	0.5%

As of July 31, 2010
Biotechnology	92.8%
Pharmaceuticals	6.2%
Health Care Equipment & Supplies	0.1%
All Others*	0.9%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Biotechnology Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
BIOTECHNOLOGY - 91.7%
Biotechnology - 91.7%
Acadia Pharmaceuticals, Inc. (a)	9,074	$ 15,426
Acorda Therapeutics, Inc. (a)	65,316	1,433,686
Affymax, Inc. (a)	4,506	30,010
Agenus, Inc. (a)(d)	21,100	19,623
Alexion Pharmaceuticals, Inc. (a)	45,195	3,788,245
Alkermes, Inc. (a)	37,961	490,077
Allos Therapeutics, Inc. (a)(d)	106,050	356,328
Alnylam Pharmaceuticals, Inc. (a)	13,498	139,367
AMAG Pharmaceuticals, Inc. (a)	12,800	227,840
Amarin Corp. PLC ADR (a)	28,200	250,416
Amgen, Inc. (a)	189,376	10,430,825
Amylin Pharmaceuticals, Inc. (a)	37,784	611,345
Antigenics, Inc. warrants 1/9/18 (a)(e)	452,000	140,079
ARIAD Pharmaceuticals, Inc. (a)	46,380	295,673
ArQule, Inc. (a)	12,366	75,804
AVEO Pharmaceuticals, Inc.	12,900	184,857
Biogen Idec, Inc. (a)	27,426	1,795,580
BioMarin Pharmaceutical, Inc. (a)	58,273	1,481,300
Bionovo, Inc. (a)	113,700	94,371
Bionovo, Inc. warrants 1/27/16 (a)	59,500	36,890
Catalyst Pharmaceutical Partners, Inc. (a)	61,320	72,358
Celera Corp. (a)	1,500	9,278
Celgene Corp. (a)	115	5,926
Cephalon, Inc. (a)	13,094	773,594
Cepheid, Inc. (a)	23,300	553,608
Chelsea Therapeutics International Ltd. (a)	54,836	326,823
Clinical Data, Inc. (a)(d)	42,713	1,270,285
Cubist Pharmaceuticals, Inc. (a)	9,092	199,478
Dendreon Corp. (a)	66,633	2,334,820
Dynavax Technologies Corp. (a)	50,600	151,800
Enzon Pharmaceuticals, Inc. (a)	3,900	43,680
Exelixis, Inc. (a)(d)	62,132	538,684
Genomic Health, Inc. (a)	4,800	106,896
Genzyme Corp. (a)	31,832	2,334,877
Gilead Sciences, Inc. (a)	40,856	1,568,053
Halozyme Therapeutics, Inc. (a)	39,000	260,130
Human Genome Sciences, Inc. (a)	61,708	1,497,036
ImmunoGen, Inc. (a)	5,300	43,778
Incyte Corp. (a)(d)	62,138	915,914
Inhibitex, Inc. (a)	34,000	77,350
InterMune, Inc. (a)	40,417	1,510,383
Ironwood Pharmaceuticals, Inc. Class A	4,700	50,713
Isis Pharmaceuticals, Inc. (a)	500	4,550
Keryx Biopharmaceuticals, Inc. (a)	20,600	82,400
Lexicon Pharmaceuticals, Inc. (a)	226,211	382,297
Ligand Pharmaceuticals, Inc. Class B (a)	500	4,350
Martek Biosciences (a)	11,400	358,074
Medivation, Inc. (a)(d)	16,813	236,727
Metabolix, Inc. (a)	100	885

	Shares	Value
Micromet, Inc. (a)	16,100	$ 103,523
Momenta Pharmaceuticals, Inc. (a)(d)	14,529	185,826
Myrexis, Inc. (a)	302	1,187
Myriad Genetics, Inc. (a)	16,335	326,047
Neurocrine Biosciences, Inc. (a)	34,106	251,702
NPS Pharmaceuticals, Inc. (a)	67,400	674,337
ONYX Pharmaceuticals, Inc. (a)	25,195	889,006
OREXIGEN Therapeutics, Inc. (a)	30,600	278,154
PDL BioPharma, Inc.	153,888	760,207
Pharmasset, Inc. (a)	17,942	869,469
Progenics Pharmaceuticals, Inc. (a)	33,006	184,339
Protalix BioTherapeutics, Inc. (a)(d)	30,290	294,722
Regeneron Pharmaceuticals, Inc. (a)	17,049	574,210
Rigel Pharmaceuticals, Inc. (a)	25,577	172,005
Sangamo Biosciences, Inc. (a)(d)	23,828	182,522
Savient Pharmaceuticals, Inc. (a)	29,055	268,178
Seattle Genetics, Inc. (a)(d)	36,221	593,662
SIGA Technologies, Inc. (a)(d)	45,212	518,808
Theratechnologies, Inc. (a)	23,600	139,087
Theravance, Inc. (a)(d)	42,878	902,153
United Therapeutics Corp. (a)	36,976	2,513,628
Vertex Pharmaceuticals, Inc. (a)	89,073	3,464,049
ZIOPHARM Oncology, Inc. (a)	19,900	116,117
Zogenix, Inc.	36,863	185,790
		52,061,217
HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%
Health Care Equipment - 0.0%
Alsius Corp. (a)	14,200	0
Aradigm Corp. (a)	21,800	3,706
		3,706
PHARMACEUTICALS - 7.8%
Pharmaceuticals - 7.8%
Adolor Corp. (a)	182,099	256,760
Akorn, Inc. (a)	15,479	77,395
Ardea Biosciences, Inc. (a)	3,300	87,516
Auxilium Pharmaceuticals, Inc. (a)(d)	38,858	881,688
AVANIR Pharmaceuticals Class A (a)(d)	174,980	708,669
Cadence Pharmaceuticals, Inc. (a)(d)	12,500	97,063
Corcept Therapeutics, Inc. (a)	71,400	289,170
Elan Corp. PLC sponsored ADR (a)	75,450	509,288
Jazz Pharmaceuticals, Inc. (a)	17,235	385,375
NuPathe, Inc.	900	6,588
Optimer Pharmaceuticals, Inc. (a)	32,588	358,468
Questcor Pharmaceuticals, Inc. (a)	7,818	120,866
The Medicines Company (a)	1,500	23,520
ViroPharma, Inc. (a)	26,188	429,483
XenoPort, Inc. (a)	22,443	176,851
		4,408,700
TOTAL COMMON STOCKS (Cost $45,705,035)		56,473,623
Money Market Funds - 8.6%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	1,003,588	$ 1,003,588
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	3,887,750	3,887,750
TOTAL MONEY MARKET FUNDS (Cost $4,891,338)		4,891,338
TOTAL INVESTMENT PORTFOLIO - 108.1% (Cost $50,596,373)	61,364,961
NET OTHER ASSETS (LIABILITIES) - (8.1)%	(4,615,172)
NET ASSETS - 100%	$ 56,749,789
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $140,079 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Antigenics, Inc. warrants 1/9/18	1/9/08	$ 563,722
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 313
Fidelity Securities Lending Cash Central Fund	39,093
Total	$ 39,406
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 56,473,623	$ 56,296,654	$ 176,969	$ -
Money Market Funds	4,891,338	4,891,338	-	-
Total Investments in Securities:	$ 61,364,961	$ 61,187,992	$ 176,969	$ -
Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $3,491,594 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $2,681,229 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Biotechnology Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,867,242) - See accompanying schedule: Unaffiliated issuers (cost $45,705,035)	$ 56,473,623
Fidelity Central Funds (cost $4,891,338)	4,891,338
Total Investments (cost $50,596,373)		$ 61,364,961
Receivable for investments sold		454,580
Receivable for fund shares sold		81,439
Distributions receivable from Fidelity Central Funds		8,185
Prepaid expenses		131
Other receivables		1,080
Total assets		61,910,376

Liabilities
Payable for investments purchased	$ 1,062,216
Payable for fund shares redeemed	112,078
Accrued management fee	32,498
Distribution and service plan fees payable	25,431
Other affiliated payables	15,410
Other payables and accrued expenses	25,204
Collateral on securities loaned, at value	3,887,750
Total liabilities		5,160,587

Net Assets		$ 56,749,789
Net Assets consist of:
Paid in capital		$ 53,714,783
Accumulated net investment loss		(339,289)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,394,293)
Net unrealized appreciation (depreciation) on investments		10,768,588
Net Assets		$ 56,749,789

Statement of Assets and Liabilities - continued

January 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($21,923,011 ÷ 2,888,544 shares)	$ 7.59

Maximum offering price per share (100/94.25 of $7.59)	$ 8.05
Class T: Net Asset Value and redemption price per share ($13,337,809 ÷ 1,806,113 shares)	$ 7.38

Maximum offering price per share (100/96.50 of $7.38)	$ 7.65
Class B: Net Asset Value and offering price per share ($5,548,600 ÷ 792,630 shares)A	$ 7.00

Class C: Net Asset Value and offering price per share ($12,235,638 ÷ 1,747,392 shares)A	$ 7.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,704,731 ÷ 473,307 shares)	$ 7.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Biotechnology Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Special dividends		$ 76,944
Interest		1
Income from Fidelity Central Funds (including $39,093 from security lending)		39,406
Total income		116,351

Expenses
Management fee	$ 151,079
Transfer agent fees	83,152
Distribution and service plan fees	146,174
Accounting and security lending fees	10,888
Custodian fees and expenses	10,730
Independent trustees' compensation	152
Registration fees	49,481
Audit	22,894
Legal	194
Miscellaneous	304
Total expenses before reductions	475,048
Expense reductions	(19,408)	455,640
Net investment income (loss)		(339,289)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	264,009
Foreign currency transactions	(34)
Total net realized gain (loss)		263,975
Change in net unrealized appreciation (depreciation) on investment securities		6,909,262
Net gain (loss)		7,173,237
Net increase (decrease) in net assets resulting from operations		$ 6,833,948

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (339,289)	$ (784,049)
Net realized gain (loss)	263,975	(2,345,490)
Change in net unrealized appreciation (depreciation)	6,909,262	88,127
Net increase (decrease) in net assets resulting from operations	6,833,948	(3,041,412)
Share transactions - net increase (decrease)	(2,647,170)	684,738
Redemption fees	254	1,690
Total increase (decrease) in net assets	4,187,032	(2,354,984)

Net Assets
Beginning of period	52,562,757	54,917,741
End of period (including accumulated net investment loss of $339,289 and $0, respectively)	$ 56,749,789	$ 52,562,757

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 6.67	$ 6.94	$ 7.81	$ 7.23	$ 6.81	$ 6.80
Income from Investment Operations
Net investment income (loss) E	(.03) H	(.08) I	(.08)	(.09) J	(.09)	(.09)
Net realized and unrealized gain (loss)	.95	(.19)	(.79)	1.20	.51	.10
Total from investment operations	.92	(.27)	(.87)	1.11	.42	.01
Distributions from net realized gain	-	-	-	(.53)	-	-
Redemption fees added to paid in capital E, L	-	-	-	-	-	-
Net asset value, end of period	$ 7.59	$ 6.67	$ 6.94	$ 7.81	$ 7.23	$ 6.81
Total Return B, C, D	13.79%	(3.89)%	(11.14)%	15.95%	6.17%	.15%
Ratios to Average Net Assets F, K
Expenses before reductions	1.46% A	1.39%	1.40%	1.37%	1.42%	1.48%
Expenses net of fee waivers, if any	1.40% A	1.39%	1.40%	1.37%	1.40%	1.40%
Expenses net of all reductions	1.40% A	1.38%	1.40%	1.37%	1.40%	1.37%
Net investment income (loss)	(.96)% A, H	(1.15)% I	(1.27)%	(1.24)% J	(1.25)%	(1.29)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,923	$ 20,154	$ 19,858	$ 18,249	$ 13,081	$ 12,539
Portfolio turnover rate G	88% A	130%	73%	132%	120%	62%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.25)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.29)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.33)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 6.50	$ 6.78	$ 7.65	$ 7.11	$ 6.71	$ 6.72
Income from Investment Operations
Net investment income (loss) E	(.04) H	(.09) I	(.09)	(.11) J	(.11)	(.11)
Net realized and unrealized gain (loss)	.92	(.19)	(.78)	1.18	.51	.10
Total from investment operations	.88	(.28)	(.87)	1.07	.40	(.01)
Distributions from net realized gain	-	-	-	(.53)	-	-
Redemption fees added to paid in capital E, L	-	-	-	-	-	-
Net asset value, end of period	$ 7.38	$ 6.50	$ 6.78	$ 7.65	$ 7.11	$ 6.71
Total Return B, C, D	13.54%	(4.13)%	(11.37)%	15.64%	5.96%	(.15)%
Ratios to Average Net Assets F, K
Expenses before reductions	1.76% A	1.69%	1.71%	1.69%	1.75%	1.79%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.64% A	1.64%	1.65%	1.65%	1.65%	1.62%
Net investment income (loss)	(1.21)% A, H	(1.41)% I	(1.52)%	(1.53)% J	(1.49)%	(1.54)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,338	$ 11,684	$ 13,356	$ 15,123	$ 13,008	$ 13,808
Portfolio turnover rate G	88% A	130%	73%	132%	120%	62%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.50)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.55)%. JInvestment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.61)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 6.17	$ 6.47	$ 7.34	$ 6.88	$ 6.52	$ 6.56
Income from Investment Operations
Net investment income (loss) E	(.06) H	(.12) I	(.12)	(.14) J	(.14)	(.14)
Net realized and unrealized gain (loss)	.89	(.18)	(.75)	1.13	.50	.10
Total from investment operations	.83	(.30)	(.87)	.99	.36	(.04)
Distributions from net realized gain	-	-	-	(.53)	-	-
Redemption fees added to paid in capital E, L	-	-	-	-	-	-
Net asset value, end of period	$ 7.00	$ 6.17	$ 6.47	$ 7.34	$ 6.88	$ 6.52
Total Return B, C, D	13.45%	(4.64)%	(11.85)%	14.96%	5.52%	(.61)%
Ratios to Average Net Assets F, K
Expenses before reductions	2.21% A	2.14%	2.15%	2.12%	2.17%	2.23%
Expenses net of fee waivers, if any	2.15% A	2.14%	2.15%	2.12%	2.15%	2.15%
Expenses net of all reductions	2.15% A	2.13%	2.15%	2.12%	2.15%	2.12%
Net investment income (loss)	(1.72)% A, H	(1.90)% I	(2.02)%	(2.00)% J	(1.99)%	(2.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,549	$ 6,297	$ 7,377	$ 11,044	$ 12,656	$ 14,938
Portfolio turnover rate G	88% A	130%	73%	132%	120%	62%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (2.00)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (2.04)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (2.08)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 6.18	$ 6.47	$ 7.34	$ 6.88	$ 6.52	$ 6.57
Income from Investment Operations
Net investment income (loss) E	(.06) H	(.12) I	(.12)	(.13) J	(.14)	(.14)
Net realized and unrealized gain (loss)	.88	(.17)	(.75)	1.12	.50	.09
Total from investment operations	.82	(.29)	(.87)	.99	.36	(.05)
Distributions from net realized gain	-	-	-	(.53)	-	-
Redemption fees added to paid in capital E, L	-	-	-	-	-	-
Net asset value, end of period	$ 7.00	$ 6.18	$ 6.47	$ 7.34	$ 6.88	$ 6.52
Total Return B, C, D	13.27%	(4.48)%	(11.85)%	14.96%	5.52%	(.76)%
Ratios to Average Net Assets F, K
Expenses before reductions	2.21% A	2.14%	2.15%	2.12%	2.16%	2.17%
Expenses net of fee waivers, if any	2.15% A	2.14%	2.15%	2.12%	2.15%	2.15%
Expenses net of all reductions	2.15% A	2.13%	2.15%	2.12%	2.15%	2.12%
Net investment income (loss)	(1.72)% A, H	(1.90)% I	(2.02)%	(2.00)% J	(1.99)%	(2.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,236	$ 11,421	$ 12,426	$ 13,323	$ 11,813	$ 13,787
Portfolio turnover rate G	88% A	130%	73%	132%	120%	62%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (2.00)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (2.04)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (2.08)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements nd do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 6.87	$ 7.12	$ 8.00	$ 7.37	$ 6.91	$ 6.89
Income from Investment Operations
Net investment income (loss) D	(.03) G	(.06) H	(.06)	(.07) I	(.07)	(.07)
Net realized and unrealized gain (loss)	.99	(.19)	(.82)	1.23	.53	.09
Total from investment operations	.96	(.25)	(.88)	1.16	.46	.02
Distributions from net realized gain	-	-	-	(.53)	-	-
Redemption fees added to paid in capital D, K	-	-	-	-	-	-
Net asset value, end of period	$ 7.83	$ 6.87	$ 7.12	$ 8.00	$ 7.37	$ 6.91
Total Return B, C	13.97%	(3.51)%	(11.00)%	16.35%	6.66%	.29%
Ratios to Average Net Assets E, J
Expenses before reductions	1.15% A	1.07%	1.11%	1.06%	1.06%	1.05%
Expenses net of fee waivers, if any	1.15% A	1.07%	1.11%	1.06%	1.06%	1.05%
Expenses net of all reductions	1.15% A	1.06%	1.11%	1.06%	1.06%	1.03%
Net investment income (loss)	(.72)% A, G	(.83)% H	(.98)%	(.94)% I	(.91)%	(.94)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,705	$ 3,008	$ 1,901	$ 1,117	$ 991	$ 1,268
Portfolio turnover rate F	88% A	130%	73%	132%	120%	62%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.00)%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.97)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.02)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Biotechnology Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, market discount, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 13,205,480
Gross unrealized depreciation	(3,107,036)
Net unrealized appreciation (depreciation) on securities and other investments	$ 10,098,444

Tax cost	$ 51,266,517

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $23,522,379 and $26,296,062, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 26,356	$ 127
Class T	.25%	.25%	31,126	-
Class B	.75%	.25%	29,863	22,397
Class C	.75%	.25%	58,829	8,677
			$ 146,174	$ 31,201

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,017
Class T	2,843
Class B*	7,129
Class C*	375
$ 14,364

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 31,565.30
Class T	21,577.35
Class B	9,016.30
Class C	17,578.30
Institutional Class	3,416.24
	$ 83,152

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $337 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $96 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 6,295
Class T	1.65%	6,726
Class B	2.15%	1,757
Class C	2.15%	3,491
		$ 18,269

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,139 for the period.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Class A
Shares sold	295,918	1,118,865	$ 2,157,139	$ 7,975,997
Shares redeemed	(429,664)	(959,085)	(3,073,057)	(6,583,930)
Net increase (decrease)	(133,746)	159,780	$ (915,918)	$ 1,392,067
Class T
Shares sold	173,128	412,827	$ 1,245,880	$ 2,848,621
Shares redeemed	(165,478)	(585,419)	(1,151,771)	(3,906,373)
Net increase (decrease)	7,650	(172,592)	$ 94,109	$ (1,057,752)
Class B
Shares sold	32,957	304,652	$ 195,804	$ 1,993,007
Shares redeemed	(260,303)	(424,638)	(1,717,863)	(2,696,945)
Net increase (decrease)	(227,346)	(119,986)	$ (1,522,059)	$ (703,938)
Class C
Shares sold	102,060	489,582	$ 688,646	$ 3,216,700
Shares redeemed	(204,052)	(559,923)	(1,347,836)	(3,577,484)
Net increase (decrease)	(101,992)	(70,341)	$ (659,190)	$ (360,784)
Institutional Class
Shares sold	174,957	453,122	$ 1,362,263	$ 3,410,559
Shares redeemed	(139,544)	(282,175)	(1,006,375)	(1,995,414)
Net increase (decrease)	35,413	170,947	$ 355,888	$ 1,415,145

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Communications Equipment Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Class A	1.40%
Actual		$ 1,000.00	$ 1,267.60	$ 8.00
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 7.12
Class T	1.65%
Actual		$ 1,000.00	$ 1,267.10	$ 9.43
HypotheticalA		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.15%
Actual		$ 1,000.00	$ 1,264.30	$ 12.27
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Class C	2.15%
Actual		$ 1,000.00	$ 1,263.00	$ 12.26
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class	1.15%
Actual		$ 1,000.00	$ 1,270.30	$ 6.58
HypotheticalA		$ 1,000.00	$ 1,019.41	$ 5.85

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Communications Equipment Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	16.3	8.7
QUALCOMM, Inc.	13.2	11.4
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	7.5	8.6
Juniper Networks, Inc.	4.7	4.6
HTC Corp.	4.5	1.2
Motorola Mobility Holdings, Inc.	3.5	0.0
Adtran, Inc.	2.7	2.3
Ciena Corp.	2.6	0.1
Alcatel-Lucent SA sponsored ADR	2.5	0.0
Apple, Inc.	2.4	2.4
	59.9
Top Industries (% of fund's net assets)
As of January 31, 2011
Communications Equipment	81.3%
Semiconductors & Semiconductor Equipment	4.5%
Electronic Equipment & Components	3.4%
Software	3.3%
Computers & Peripherals	2.7%
All Others*	4.8%

As of July 31, 2010
Communications Equipment	79.5%
Semiconductors & Semiconductor Equipment	4.8%
Computers & Peripherals	4.3%
Wireless Telecommunication Services	3.9%
Electronic Equipment & Components	2.6%
All Others*	4.9%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Communications Equipment Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 81.2%
Communications Equipment - 81.2%
Acme Packet, Inc. (a)	5,971	$ 321,120
Adtran, Inc.	15,883	653,268
ADVA AG Optical Networking (a)	15,658	135,689
Alcatel-Lucent SA sponsored ADR (a)	182,857	605,257
Arris Group, Inc. (a)	6,771	84,502
Aruba Networks, Inc. (a)	11,440	246,532
Aviat Networks, Inc. (a)	5,667	29,412
BigBand Networks, Inc. (a)	29,453	78,050
Blue Coat Systems, Inc. (a)	2,600	74,906
Brocade Communications Systems, Inc. (a)	26,759	150,921
Calix Networks, Inc. (a)(d)	6,700	109,210
Ceragon Networks Ltd. (a)	3,115	38,346
China Wireless Technologies Ltd.	116,000	64,124
Ciena Corp. (a)(d)	28,309	623,647
Cisco Systems, Inc. (a)	185,474	3,922,773
Comverse Technology, Inc. (a)	906	5,943
DG FastChannel, Inc. (a)	2,700	74,007
Digi International, Inc. (a)	2,700	28,593
DragonWave, Inc. (a)	7,900	56,186
EchoStar Holding Corp. Class A (a)	2,120	57,770
EMCORE Corp. (a)(d)	4,600	6,348
Emulex Corp. (a)	10,300	117,523
Extreme Networks, Inc. (a)	5,400	17,712
F5 Networks, Inc. (a)	3,130	339,229
Finisar Corp. (a)	3,962	131,935
Harmonic, Inc. (a)	11,860	100,098
Harris Corp.	9,200	428,168
HTC Corp.	32,400	1,092,273
Infinera Corp. (a)	2,800	20,538
Ixia (a)	6,496	102,182
JDS Uniphase Corp. (a)	19,073	323,669
Juniper Networks, Inc. (a)	30,588	1,135,427
Motorola Mobility Holdings, Inc.	30,241	842,817
Motorola Solutions, Inc.	1,247	48,346
Nokia Corp. sponsored ADR (d)	32,365	346,306
Oclaro, Inc. (a)	4,275	59,337
Oplink Communications, Inc. (a)	754	18,684
Opnext, Inc. (a)	9,601	17,858
Polycom, Inc. (a)	7,600	333,260
QUALCOMM, Inc.	58,720	3,178,514
Research In Motion Ltd. (a)	700	41,377
Riverbed Technology, Inc. (a)	11,558	414,585
Sandvine Corp. (a)	56,400	162,600
Sandvine Corp. (U.K.) (a)	18,930	55,026
ShoreTel, Inc. (a)	46,476	352,288
Sierra Wireless, Inc. (a)	7,800	110,249
Sycamore Networks, Inc.	6,100	127,246
Tekelec (a)	17,360	199,206
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	146,120	1,807,504

	Shares	Value
Tellabs, Inc.	13,800	$ 73,140
ZTE Corp. (H Shares)	48,250	190,294
		19,553,995
COMPUTERS & PERIPHERALS - 2.7%
Computer Hardware - 2.4%
Apple, Inc. (a)	1,723	584,648
Computer Storage & Peripherals - 0.3%
Novatel Wireless, Inc. (a)	8,298	59,829
TOTAL COMPUTERS & PERIPHERALS		644,477
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
A123 Systems, Inc. (a)	100	906
ELECTRONIC EQUIPMENT & COMPONENTS - 3.4%
Electronic Components - 1.5%
Corning, Inc.	10,400	230,984
E Ink Holdings, Inc. (a)	16,000	29,146
Universal Display Corp. (a)	2,800	94,752
		354,882
Electronic Manufacturing Services - 1.9%
Jabil Circuit, Inc.	2,400	48,504
SMART Modular Technologies (WWH), Inc. (a)	4,416	29,852
Trimble Navigation Ltd. (a)	8,219	378,732
		457,088
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		811,970
INTERNET SOFTWARE & SERVICES - 0.4%
Internet Software & Services - 0.4%
Akamai Technologies, Inc. (a)	345	16,670
Equinix, Inc. (a)	300	26,526
Limelight Networks, Inc. (a)	2,465	15,369
Rackspace Hosting, Inc. (a)	600	20,106
Tencent Holdings Ltd.	1,100	28,499
		107,170
IT SERVICES - 0.1%
Data Processing & Outsourced Services - 0.1%
Amadeus IT Holding SA Class A (a)	700	14,681
NeuStar, Inc. Class A (a)	700	18,781
		33,462
IT Consulting & Other Services - 0.0%
Yucheng Technologies Ltd. (a)	1,200	4,500
TOTAL IT SERVICES		37,962
MEDIA - 0.8%
Advertising - 0.5%
VisionChina Media, Inc. ADR (a)(d)	24,800	107,880
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Cable & Satellite - 0.3%
Virgin Media, Inc.	3,050	$ 76,738
TOTAL MEDIA		184,618
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.5%
Semiconductors - 4.5%
Applied Micro Circuits Corp. (a)	2,758	27,139
Avago Technologies Ltd.	4,800	137,808
Cavium Networks, Inc. (a)	2,499	98,810
Cirrus Logic, Inc. (a)(d)	4,832	101,617
Conexant Systems, Inc. (a)	1,280	2,675
CSR PLC (a)	2,483	15,339
Entropic Communications, Inc. (a)	200	2,194
Exar Corp. (a)	143	918
Ikanos Communications, Inc. (a)	3,985	4,782
Infineon Technologies AG	1,076	11,373
Inphi Corp.	2,400	45,432
Marvell Technology Group Ltd. (a)	2,300	43,723
Netlogic Microsystems, Inc. (a)	2,102	73,276
Omnivision Technologies, Inc. (a)	600	15,498
ON Semiconductor Corp. (a)	7,285	80,499
Pericom Semiconductor Corp. (a)	1,700	17,051
Pixelplus Co. Ltd. ADR (a)	900	1,620
PLX Technology, Inc. (a)	900	2,894
PMC-Sierra, Inc. (a)	3,100	24,242
Spreadtrum Communications, Inc. ADR (a)(d)	13,500	290,250
Standard Microsystems Corp. (a)	1,200	28,860
TriQuint Semiconductor, Inc. (a)	5,000	65,800
		1,091,800
SOFTWARE - 3.3%
Application Software - 2.1%
AsiaInfo Holdings, Inc. (a)	3,300	70,818
AutoNavi Holdings Ltd. ADR	5,700	93,252
BroadSoft, Inc. (a)	5,200	144,092
KongZhong Corp. sponsored ADR (a)	100	703
NetScout Systems, Inc. (a)	1,200	27,504
Smith Micro Software, Inc. (a)	1,868	23,574
SolarWinds, Inc. (a)	1,929	36,458
Synchronoss Technologies, Inc. (a)	3,447	98,102
Taleo Corp. Class A (a)	100	2,946
TeleNav, Inc.	300	3,150
		500,599
Home Entertainment Software - 0.1%
Giant Interactive Group, Inc. ADR	2,000	13,920
Systems Software - 1.1%
Allot Communications Ltd. (a)	3,700	43,253
Fortinet, Inc. (a)	3,150	121,118

	Shares	Value
Opnet Technologies, Inc.	2,881	$ 82,368
TeleCommunication Systems, Inc. Class A (a)	6,977	28,536
		275,275
TOTAL SOFTWARE		789,794
WIRELESS TELECOMMUNICATION SERVICES - 1.9%
Wireless Telecommunication Services - 1.9%
American Tower Corp. Class A (a)	2,490	126,641
Crown Castle International Corp. (a)	2,900	122,293
Leap Wireless International, Inc. (a)	300	4,194
SBA Communications Corp. Class A (a)	3,552	144,922
SOFTBANK CORP.	800	27,515
Sprint Nextel Corp. (a)	5,000	22,600
		448,165
TOTAL COMMON STOCKS (Cost $19,391,141)		23,670,857
Convertible Bonds - 0.1%
	Principal Amount
COMMUNICATIONS EQUIPMENT - 0.1%
Communications Equipment - 0.1%
Ciena Corp. 0.25% 5/1/13 (Cost $20,000)	$ 20,000	19,240
Money Market Funds - 8.5%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	1,416,355	1,416,355
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	639,075	639,075
TOTAL MONEY MARKET FUNDS (Cost $2,055,430)		2,055,430
TOTAL INVESTMENT PORTFOLIO - 106.9% (Cost $21,466,571)	25,745,527
NET OTHER ASSETS (LIABILITIES) - (6.9)%	(1,670,053)
NET ASSETS - 100%	$ 24,075,474
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 358
Fidelity Securities Lending Cash Central Fund	1,354
Total	$ 1,712
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 23,670,857	$ 23,670,857	$ -	$ -
Convertible Bonds	19,240	-	19,240	-
Money Market Funds	2,055,430	2,055,430	-	-
Total Investments in Securities:	$ 25,745,527	$ 25,726,287	$ 19,240	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	76.7%
Sweden	7.5%
Taiwan	4.6%
Cayman Islands	2.7%
France	2.5%
Canada	1.8%
Finland	1.4%
Others (Individually Less Than 1%)	2.8%
100.0%
Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $1,187,448 of which $207,917, $393,298 and $586,233 will expire in fiscal 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Communications Equipment Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $615,181) - See accompanying schedule: Unaffiliated issuers (cost $19,411,141)	$ 23,690,097
Fidelity Central Funds (cost $2,055,430)	2,055,430
Total Investments (cost $21,466,571)		$ 25,745,527
Cash		10,691
Receivable for fund shares sold		227,040
Interest receivable		12
Distributions receivable from Fidelity Central Funds		401
Prepaid expenses		37
Receivable from investment adviser for expense reductions		962
Other receivables		562
Total assets		25,985,232

Liabilities
Payable for investments purchased	$ 1,135,446
Payable for fund shares redeemed	86,359
Accrued management fee	9,974
Distribution and service plan fees payable	8,888
Other affiliated payables	5,221
Other payables and accrued expenses	24,795
Collateral on securities loaned, at value	639,075
Total liabilities		1,909,758

Net Assets		$ 24,075,474
Net Assets consist of:
Paid in capital		$ 19,672,818
Accumulated net investment loss		(113,011)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		236,711
Net unrealized appreciation (depreciation) on investments		4,278,956
Net Assets		$ 24,075,474

Statement of Assets and Liabilities - continued

January 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,628,994 ÷ 875,803 shares)	$ 10.99

Maximum offering price per share (100/94.25 of $10.99)	$ 11.66
Class T: Net Asset Value and redemption price per share ($4,935,973 ÷ 460,338 shares)	$ 10.72

Maximum offering price per share (100/96.50 of $10.72)	$ 11.11
Class B: Net Asset Value and offering price per share ($1,821,730 ÷ 178,790 shares)A	$ 10.19

Class C: Net Asset Value and offering price per share ($4,856,798 ÷ 476,902 shares)A	$ 10.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,831,979 ÷ 251,010 shares)	$ 11.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Dividends		$ 23,927
Interest		29
Income from Fidelity Central Funds (including $1,354 from security lending)		1,712
Total income		25,668

Expenses
Management fee	$ 47,244
Transfer agent fees	25,603
Distribution and service plan fees	42,838
Accounting and security lending fees	3,381
Custodian fees and expenses	6,067
Independent trustees' compensation	44
Registration fees	47,586
Audit	24,147
Legal	51
Miscellaneous	75
Total expenses before reductions	197,036
Expense reductions	(58,357)	138,679
Net investment income (loss)		(113,011)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,611,475
Foreign currency transactions	(1,315)
Total net realized gain (loss)		1,610,160
Change in net unrealized appreciation (depreciation) on: Investment securities	2,442,677
Assets and liabilities in foreign currencies	(5)
Total change in net unrealized appreciation (depreciation)		2,442,672
Net gain (loss)		4,052,832
Net increase (decrease) in net assets resulting from operations		$ 3,939,821

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (113,011)	$ (225,209)
Net realized gain (loss)	1,610,160	955,330
Change in net unrealized appreciation (depreciation)	2,442,672	1,311,875
Net increase (decrease) in net assets resulting from operations	3,939,821	2,041,996
Share transactions - net increase (decrease)	5,848,259	1,341,807
Redemption fees	376	1,464
Total increase (decrease) in net assets	9,788,456	3,385,267

Net Assets
Beginning of period	14,287,018	10,901,751
End of period (including accumulated net investment loss of $113,011 and undistributed net investment income of $0, respectively)	$ 24,075,474	$ 14,287,018

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.67	$ 7.28	$ 7.82	$ 9.49	$ 7.29	$ 7.70
Income from Investment Operations
Net investment income (loss) E	(.05)	(.11)	.02 H	(.08)	(.09)	(.09)
Net realized and unrealized gain (loss)	2.37	1.50	(.56)	(1.45)	2.29	(.32)
Total from investment operations	2.32	1.39	(.54)	(1.53)	2.20	(.41)
Distributions from net realized gain	-	-	-	(.14)	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.99	$ 8.67	$ 7.28	$ 7.82	$ 9.49	$ 7.29
Total Return B, C, D	26.76%	19.09%	(6.91)%	(16.43)%	30.18%	(5.32)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.07% A	1.90%	3.15%	2.25%	2.24%	2.13%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.39% A	1.38%	1.40%	1.39%	1.40%	1.32%
Net investment income (loss)	(1.08)% A	(1.32)%	.26% H	(.91)%	(1.00)%	(1.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,629	$ 4,860	$ 3,476	$ 2,459	$ 2,825	$ 3,145
Portfolio turnover rate G	95% A	106%	97%	63%	58%	174%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.88)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.46	$ 7.13	$ 7.68	$ 9.34	$ 7.19	$ 7.61
Income from Investment Operations
Net investment income (loss) E	(.06)	(.13)	- H, J	(.10)	(.11)	(.11)
Net realized and unrealized gain (loss)	2.32	1.46	(.55)	(1.42)	2.26	(.31)
Total from investment operations	2.26	1.33	(.55)	(1.52)	2.15	(.42)
Distributions from net realized gain	-	-	-	(.14)	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.72	$ 8.46	$ 7.13	$ 7.68	$ 9.34	$ 7.19
Total Return B, C, D	26.71%	18.65%	(7.16)%	(16.59)%	29.90%	(5.52)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.37% A	2.20%	3.52%	2.62%	2.57%	2.51%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.64% A	1.63%	1.65%	1.65%	1.64%	1.57%
Net investment income (loss)	(1.33)% A	(1.57)%	.01% H	(1.16)%	(1.25)%	(1.30)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,936	$ 3,273	$ 2,396	$ 2,138	$ 3,271	$ 2,932
Portfolio turnover rate G	95% A	106%	97%	63%	58%	174%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.13)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.06	$ 6.83	$ 7.39	$ 9.03	$ 6.99	$ 7.44
Income from Investment Operations
Net investment income (loss) E	(.08)	(.16)	(.03) H	(.14)	(.14)	(.14)
Net realized and unrealized gain (loss)	2.21	1.39	(.53)	(1.36)	2.18	(.31)
Total from investment operations	2.13	1.23	(.56)	(1.50)	2.04	(.45)
Distributions from net realized gain	-	-	-	(.14)	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.19	$ 8.06	$ 6.83	$ 7.39	$ 9.03	$ 6.99
Total Return B, C, D	26.43%	18.01%	(7.58)%	(16.94)%	29.18%	(6.05)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.83% A	2.68%	3.98%	3.03%	3.00%	2.94%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.14% A	2.13%	2.15%	2.15%	2.15%	2.07%
Net investment income (loss)	(1.83)% A	(2.07)%	(.49)% H	(1.67)%	(1.75)%	(1.80)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,822	$ 1,408	$ 1,281	$ 1,219	$ 2,225	$ 2,406
Portfolio turnover rate G	95% A	106%	97%	63%	58%	174%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.63)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.06	$ 6.82	$ 7.38	$ 9.03	$ 6.99	$ 7.44
Income from Investment Operations
Net investment income (loss) E	(.08)	(.16)	(.03) H	(.14)	(.14)	(.15)
Net realized and unrealized gain (loss)	2.20	1.40	(.53)	(1.37)	2.18	(.30)
Total from investment operations	2.12	1.24	(.56)	(1.51)	2.04	(.45)
Distributions from net realized gain	-	-	-	(.14)	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.18	$ 8.06	$ 6.82	$ 7.38	$ 9.03	$ 6.99
Total Return B, C, D	26.30%	18.18%	(7.59)%	(17.06)%	29.18%	(6.05)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.82% A	2.67%	3.63%	3.02%	2.98%	2.86%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.14% A	2.13%	2.15%	2.15%	2.15%	2.07%
Net investment income (loss)	(1.83)% A	(2.07)%	(.49)% H	(1.67)%	(1.75)%	(1.81)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,857	$ 3,029	$ 2,792	$ 1,097	$ 1,745	$ 1,768
Portfolio turnover rate G	95% A	106%	97%	63%	58%	174%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.63)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.88	$ 7.45	$ 7.98	$ 9.65	$ 7.39	$ 7.79
Income from Investment Operations
Net investment income (loss) D	(.04)	(.09)	.03 G	(.06)	(.07)	(.07)
Net realized and unrealized gain (loss)	2.44	1.52	(.56)	(1.47)	2.33	(.33)
Total from investment operations	2.40	1.43	(.53)	(1.53)	2.26	(.40)
Distributions from net realized gain	-	-	-	(.14)	-	-
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.28	$ 8.88	$ 7.45	$ 7.98	$ 9.65	$ 7.39
Total Return B, C	27.03%	19.19%	(6.64)%	(16.16)%	30.58%	(5.13)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.75% A	1.54%	2.44%	1.94%	1.87%	1.70%
Expenses net of fee waivers, if any	1.15% A	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.14% A	1.13%	1.15%	1.14%	1.15%	1.07%
Net investment income (loss)	(.83)% A	(1.07)%	.51% G	(.66)%	(.75)%	(.80)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,832	$ 1,717	$ 957	$ 229	$ 324	$ 379
Portfolio turnover rate F	95% A	106%	97%	63%	58%	174%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.63)%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Communications Equipment Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,758,760
Gross unrealized depreciation	(642,639)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,116,121

Tax cost	$ 21,629,406

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $13,325,574 and $8,029,166, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 7,528	$ 284
Class T	.25%	.25%	9,674	-
Class B	.75%	.25%	7,928	5,946
Class C	.75%	.25%	17,708	3,257
			$ 42,838	$ 9,487

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,115
Class T	1,942
Class B*	786
Class C*	507
$ 7,350

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 8,993.30
Class T	6,661.34
Class B	2,392.30
Class C	5,276.30
Institutional Class	2,281.24
	$ 25,603

* Annualized

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,128 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $28 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 20,290
Class T	1.65%	14,045
Class B	2.15%	5,457
Class C	2.15%	11,993
Institutional Class	1.15%	5,765
		$ 57,550

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $807 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Class A
Shares sold	381,170	379,066	$ 4,007,558	$ 3,104,413
Shares redeemed	(66,126)	(295,518)	(650,278)	(2,391,964)
Net increase (decrease)	315,044	83,548	$ 3,357,280	$ 712,449
Class T
Shares sold	107,443	156,340	$ 1,065,170	$ 1,239,925
Shares redeemed	(33,931)	(105,545)	(315,486)	(829,604)
Net increase (decrease)	73,512	50,795	$ 749,684	$ 410,321
Class B
Shares sold	31,305	104,878	$ 290,191	$ 798,141
Shares redeemed	(27,114)	(117,849)	(244,569)	(896,172)
Net increase (decrease)	4,191	(12,971)	$ 45,622	$ (98,031)
Class C
Shares sold	161,535	234,346	$ 1,572,441	$ 1,790,479
Shares redeemed	(60,582)	(267,515)	(545,385)	(1,967,047)
Net increase (decrease)	100,953	(33,169)	$ 1,027,056	$ (176,568)
Institutional Class
Shares sold	99,583	263,129	$ 1,068,885	$ 2,147,225
Shares redeemed	(41,910)	(198,313)	(400,268)	(1,653,589)
Net increase (decrease)	57,673	64,816	$ 668,617	$ 493,636

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Consumer Discretionary Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Class A	1.40%
Actual		$ 1,000.00	$ 1,205.50	$ 7.78
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 7.12
Class T	1.65%
Actual		$ 1,000.00	$ 1,204.50	$ 9.17
HypotheticalA		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.15%
Actual		$ 1,000.00	$ 1,201.40	$ 11.93
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Class C	2.15%
Actual		$ 1,000.00	$ 1,201.00	$ 11.93
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class	1.07%
Actual		$ 1,000.00	$ 1,208.00	$ 5.95
HypotheticalA		$ 1,000.00	$ 1,019.81	$ 5.45

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Consumer Discretionary Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Lowe's Companies, Inc.	5.7	5.8
The Walt Disney Co.	5.5	5.7
McDonald's Corp.	4.3	6.1
Target Corp.	3.6	4.2
Amazon.com, Inc.	3.3	3.6
News Corp. Class A	3.0	0.0
DIRECTV	2.9	3.4
Bed Bath & Beyond, Inc.	2.8	2.2
TJX Companies, Inc.	2.6	1.8
Starbucks Corp.	2.2	1.9
	35.9
Top Industries (% of fund's net assets)
As of January 31, 2011
Specialty Retail	24.6%
Media	24.1%
Hotels, Restaurants & Leisure	19.4%
Textiles, Apparel & Luxury Goods	4.5%
Automobiles	4.5%
All Others*	22.9%

As of July 31, 2010
Media	26.6%
Specialty Retail	21.8%
Hotels, Restaurants & Leisure	21.4%
Multiline Retail	5.5%
Household Durables	4.8%
All Others*	19.9%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Consumer Discretionary Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
AUTO COMPONENTS - 4.4%
Auto Parts & Equipment - 4.4%
Autoliv, Inc.	13,000	$ 998,400
Tenneco, Inc. (a)	21,017	868,633
TRW Automotive Holdings Corp. (a)	15,971	952,830
		2,819,863
AUTOMOBILES - 4.0%
Automobile Manufacturers - 4.0%
Bayerische Motoren Werke AG (BMW)	4,160	319,378
Ford Motor Co. (a)	53,292	850,007
General Motors Co.	37,700	1,375,673
		2,545,058
DISTRIBUTORS - 0.3%
Distributors - 0.3%
Li & Fung Ltd.	28,000	181,536
DIVERSIFIED CONSUMER SERVICES - 3.0%
Education Services - 1.5%
DeVry, Inc.	8,668	451,689
Grand Canyon Education, Inc. (a)	27,756	502,106
		953,795
Specialized Consumer Services - 1.5%
Sotheby's Class A (ltd. vtg.)	15,100	608,530
Steiner Leisure Ltd. (a)	7,605	337,054
		945,584
TOTAL DIVERSIFIED CONSUMER SERVICES		1,899,379
ELECTRONIC EQUIPMENT & COMPONENTS - 0.2%
Technology Distributors - 0.2%
Funtalk China Holdings Ltd. (a)	22,200	132,534
FOOD & STAPLES RETAILING - 1.9%
Drug Retail - 0.1%
Droga Raia SA	3,000	47,136
Hypermarkets & Super Centers - 1.8%
BJ's Wholesale Club, Inc. (a)	5,179	227,565
Costco Wholesale Corp.	13,522	971,420
		1,198,985
TOTAL FOOD & STAPLES RETAILING		1,246,121
HOTELS, RESTAURANTS & LEISURE - 19.4%
Casinos & Gaming - 3.8%
Betfair Group PLC	11,200	164,137
Las Vegas Sands Corp. unit	1,010	796,951
MGM Mirage, Inc. (a)(d)	28,547	423,352
Pinnacle Entertainment, Inc. (a)	20,000	301,600
WMS Industries, Inc. (a)	17,813	747,255
		2,433,295
Hotels, Resorts & Cruise Lines - 4.6%
Accor SA	8,553	391,083

	Shares	Value
Carnival Corp. unit	8,500	$ 380,035
China Lodging Group Ltd. ADR	9,848	197,255
Club Mediterranee SA (a)	600	13,763
Starwood Hotels & Resorts Worldwide, Inc.	19,221	1,133,462
Wyndham Worldwide Corp.	29,253	822,887
		2,938,485
Restaurants - 11.0%
BJ's Restaurants, Inc. (a)	12,000	423,960
Bravo Brio Restaurant Group, Inc.	6,900	112,470
Darden Restaurants, Inc.	19,573	922,084
McDonald's Corp.	37,400	2,755,258
P.F. Chang's China Bistro, Inc. (d)	10,593	487,702
Ruth's Hospitality Group, Inc. (a)	56,219	261,981
Starbucks Corp.	45,539	1,435,845
Texas Roadhouse, Inc. Class A (a)	40,300	669,786
		7,069,086
TOTAL HOTELS, RESTAURANTS & LEISURE		12,440,866
HOUSEHOLD DURABLES - 2.5%
Home Furnishings - 1.1%
Tempur-Pedic International, Inc. (a)	16,230	708,277
Homebuilding - 1.4%
Lennar Corp. Class A	35,811	693,301
Toll Brothers, Inc. (a)	10,600	214,544
		907,845
TOTAL HOUSEHOLD DURABLES		1,616,122
INTERNET & CATALOG RETAIL - 4.2%
Internet Retail - 4.2%
Amazon.com, Inc. (a)	12,600	2,137,464
Expedia, Inc.	21,500	540,940
Ocado Group PLC (a)	4,900	17,109
		2,695,513
INTERNET SOFTWARE & SERVICES - 0.5%
Internet Software & Services - 0.5%
eBay, Inc. (a)	10,600	321,816
LEISURE EQUIPMENT & PRODUCTS - 0.7%
Leisure Products - 0.7%
Polaris Industries, Inc.	5,600	430,752
MEDIA - 24.1%
Advertising - 2.8%
Interpublic Group of Companies, Inc. (a)	50,625	541,181
Lamar Advertising Co. Class A (a)	15,916	586,345
National CineMedia, Inc.	38,668	682,104
		1,809,630
Broadcasting - 0.7%
Scripps Networks Interactive, Inc. Class A	10,091	469,232
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Cable & Satellite - 11.4%
Comcast Corp.:
Class A	44,000	$ 1,001,000
Class A (special) (non-vtg.)	37,588	805,887
DIRECTV (a)	43,595	1,847,992
Kabel Deutschland Holding AG	13,483	679,263
Sirius XM Radio, Inc. (a)	263,600	425,714
Time Warner Cable, Inc.	18,639	1,264,283
Virgin Media, Inc. (d)	50,542	1,271,637
		7,295,776
Movies & Entertainment - 8.5%
News Corp. Class A	128,461	1,929,484
The Walt Disney Co.	90,927	3,534,332
		5,463,816
Publishing - 0.7%
United Business Media Ltd.	40,300	453,439
TOTAL MEDIA		15,491,893
MULTILINE RETAIL - 4.0%
Department Stores - 0.4%
Nordstrom, Inc.	3,819	157,266
Retail Ventures, Inc. (a)	7,499	113,085
		270,351
General Merchandise Stores - 3.6%
Target Corp.	41,716	2,287,288
TOTAL MULTILINE RETAIL		2,557,639
PROFESSIONAL SERVICES - 0.3%
Research & Consulting Services - 0.3%
Nielsen Holdings B.V. (a)	7,700	200,739
SPECIALTY RETAIL - 24.6%
Apparel Retail - 6.1%
Chico's FAS, Inc.	35,000	382,200
Citi Trends, Inc. (a)	21,796	499,128
DSW, Inc. Class A (a)	2,500	83,225
Fast Retailing Co. Ltd.	1,100	160,149
Inditex SA	4,292	324,283
TJX Companies, Inc.	34,934	1,655,522
Urban Outfitters, Inc. (a)	23,978	810,936
		3,915,443

	Shares	Value
Automotive Retail - 2.0%
Advance Auto Parts, Inc.	18,320	$ 1,171,381
Lentuo International, Inc. ADR	14,100	99,969
		1,271,350
Computer & Electronics Retail - 1.8%
Best Buy Co., Inc.	18,900	642,600
Carphone Warehouse Group PLC (a)	3,700	23,882
hhgregg, Inc. (a)(d)	26,831	491,812
		1,158,294
Home Improvement Retail - 8.5%
Home Depot, Inc.	32,489	1,194,621
Lowe's Companies, Inc.	146,923	3,643,688
Lumber Liquidators Holdings, Inc. (a)(d)	20,925	584,645
		5,422,954
Homefurnishing Retail - 2.8%
Bed Bath & Beyond, Inc. (a)	37,506	1,800,288
Specialty Stores - 3.4%
Hengdeli Holdings Ltd.	530,000	298,417
Office Depot, Inc. (a)	21,200	111,300
OfficeMax, Inc. (a)	42,393	681,256
Tractor Supply Co.	16,234	832,967
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	7,600	281,504
		2,205,444
TOTAL SPECIALTY RETAIL		15,773,773
TEXTILES, APPAREL & LUXURY GOODS - 4.5%
Apparel, Accessories & Luxury Goods - 3.0%
China Xiniya Fashion Ltd. ADR	12,300	72,201
Phillips-Van Heusen Corp.	9,182	535,953
Polo Ralph Lauren Corp. Class A	5,792	620,787
Titan Industries Ltd.	4,661	366,279
Vera Bradley, Inc. (d)	9,700	333,632
		1,928,852
Footwear - 1.5%
Iconix Brand Group, Inc. (a)	19,600	389,060
NIKE, Inc. Class B	7,300	602,104
		991,164
TOTAL TEXTILES, APPAREL & LUXURY GOODS		2,920,016
TOTAL COMMON STOCKS (Cost $56,294,513)		63,273,620
Nonconvertible Preferred Stocks - 0.5%

AUTOMOBILES - 0.5%
Automobile Manufacturers - 0.5%
Volkswagen AG (Cost $316,731)	1,900	306,930
Money Market Funds - 4.9%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	323,073	$ 323,073
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	2,829,006	2,829,006
TOTAL MONEY MARKET FUNDS (Cost $3,152,079)		3,152,079
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $59,763,323)	66,732,629
NET OTHER ASSETS (LIABILITIES) - (4.0)%	(2,572,523)
NET ASSETS - 100%	$ 64,160,106
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 693
Fidelity Securities Lending Cash Central Fund	4,549
Total	$ 5,242
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 63,273,620	$ 62,476,669	$ 796,951	$ -
Nonconvertible Preferred Stocks	306,930	306,930	-	-
Money Market Funds	3,152,079	3,152,079	-	-
Total Investments in Securities:	$ 66,732,629	$ 65,935,678	$ 796,951	$ -
Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $2,978,434 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Consumer Discretionary Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,798,998) - See accompanying schedule: Unaffiliated issuers (cost $56,611,244)	$ 63,580,550
Fidelity Central Funds (cost $3,152,079)	3,152,079
Total Investments (cost $59,763,323)		$ 66,732,629
Receivable for investments sold		1,474,711
Receivable for fund shares sold		182,785
Dividends receivable		25,546
Distributions receivable from Fidelity Central Funds		630
Prepaid expenses		119
Other receivables		3,048
Total assets		68,419,468

Liabilities
Payable for investments purchased	$ 797,710
Payable for fund shares redeemed	519,881
Accrued management fee	33,382
Distribution and service plan fees payable	25,309
Other affiliated payables	15,759
Other payables and accrued expenses	38,315
Collateral on securities loaned, at value	2,829,006
Total liabilities		4,259,362

Net Assets		$ 64,160,106
Net Assets consist of:
Paid in capital		$ 57,569,180
Accumulated net investment loss		(104,574)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(267,853)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,963,353
Net Assets		$ 64,160,106

Statement of Assets and Liabilities - continued

January 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($23,931,998 ÷ 1,557,009 shares)	$ 15.37

Maximum offering price per share (100/94.25 of $15.37)	$ 16.31
Class T: Net Asset Value and redemption price per share ($10,542,526 ÷ 710,535 shares)	$ 14.84

Maximum offering price per share (100/96.50 of $14.84)	$ 15.38
Class B: Net Asset Value and offering price per share ($3,870,613 ÷ 282,105 shares)A	$ 13.72

Class C: Net Asset Value and offering price per share ($16,149,625 ÷ 1,174,959 shares)A	$ 13.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,665,344 ÷ 603,102 shares)	$ 16.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Dividends		$ 320,172
Interest		2
Income from Fidelity Central Funds		5,242
Total income		325,416

Expenses
Management fee	$ 151,843
Transfer agent fees	74,290
Distribution and service plan fees	125,894
Accounting and security lending fees	10,799
Custodian fees and expenses	15,373
Independent trustees' compensation	151
Registration fees	40,326
Audit	23,085
Legal	160
Miscellaneous	283
Total expenses before reductions	442,204
Expense reductions	(12,214)	429,990
Net investment income (loss)		(104,574)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $322)	3,132,829
Foreign currency transactions	388
Total net realized gain (loss)		3,133,217
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $5,993)	6,283,384
Assets and liabilities in foreign currencies	35
Total change in net unrealized appreciation (depreciation)		6,283,419
Net gain (loss)		9,416,636
Net increase (decrease) in net assets resulting from operations		$ 9,312,062

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (104,574)	$ (139,360)
Net realized gain (loss)	3,133,217	6,027,146
Change in net unrealized appreciation (depreciation)	6,283,419	1,905,033
Net increase (decrease) in net assets resulting from operations	9,312,062	7,792,819
Distributions to shareholders from net investment income	-	(6,476)
Share transactions - net increase (decrease)	5,461,195	9,354,979
Redemption fees	1,216	1,671
Total increase (decrease) in net assets	14,774,473	17,142,993

Net Assets
Beginning of period	49,385,633	32,242,640
End of period (including accumulated net investment loss of $104,574 and undistributed net investment income of $0, respectively)	$ 64,160,106	$ 49,385,633

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.75	$ 10.26	$ 11.41	$ 15.89	$ 16.39	$ 16.62
Income from Investment Operations
Net investment income (loss) E	(.01)	(.02)	.04	.02	.02 H	(.04)
Net realized and unrealized gain (loss)	2.63	2.51	(1.16)	(3.09)	1.83	(.07)
Total from investment operations	2.62	2.49	(1.12)	(3.07)	1.85	(.11)
Distributions from net investment income	-	-	(.03)	-	(.05)	-
Distributions from net realized gain	-	-	-	(1.41)	(2.30)	(.12)
Total distributions	-	-	(.03)	(1.41)	(2.35)	(.12)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 15.37	$ 12.75	$ 10.26	$ 11.41	$ 15.89	$ 16.39
Total Return B, C, D	20.55%	24.27%	(9.81)%	(21.24)%	11.67%	(.69)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.44% A	1.44%	1.62%	1.40%	1.42%	1.42%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.38% A	1.39%	1.40%	1.40%	1.39%	1.39%
Net investment income (loss)	(.19)% A	(.15)%	.42%	.15%	.11% H	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,932	$ 19,423	$ 13,010	$ 11,899	$ 19,708	$ 16,935
Portfolio turnover rate G	153% A	163%	99%	63%	164%	81%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.32)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.32	$ 9.94	$ 11.07	$ 15.47	$ 16.03	$ 16.29
Income from Investment Operations
Net investment income (loss) E	(.03)	(.05)	.01	(.01)	(.02) H	(.07)
Net realized and unrealized gain (loss)	2.55	2.43	(1.12)	(3.00)	1.79	(.07)
Total from investment operations	2.52	2.38	(1.11)	(3.01)	1.77	(.14)
Distributions from net investment income	-	-	(.02)	-	(.03)	-
Distributions from net realized gain	-	-	-	(1.39)	(2.30)	(.12)
Total distributions	-	-	(.02)	(1.39)	(2.33)	(.12)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 14.84	$ 12.32	$ 9.94	$ 11.07	$ 15.47	$ 16.03
Total Return B, C, D	20.45%	23.94%	(10.04)%	(21.41)%	11.43%	(.89)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.70% A	1.71%	1.89%	1.64%	1.69%	1.69%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.64%	1.65%	1.65%
Expenses net of all reductions	1.63% A	1.64%	1.65%	1.62%	1.61%	1.62%
Net investment income (loss)	(.43)% A	(.40)%	.17%	(.08)%	(.10)% H	(.46)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,543	$ 8,018	$ 6,738	$ 9,095	$ 14,787	$ 14,267
Portfolio turnover rate G	153% A	163%	99%	63%	164%	81%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.53)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 9.26	$ 10.35	$ 14.56	$ 15.26	$ 15.60
Income from Investment Operations
Net investment income (loss) E	(.06)	(.10)	(.03)	(.07)	(.10) H	(.15)
Net realized and unrealized gain (loss)	2.36	2.26	(1.06)	(2.81)	1.70	(.07)
Total from investment operations	2.30	2.16	(1.09)	(2.88)	1.60	(.22)
Distributions from net realized gain	-	-	-	(1.33)	(2.30)	(.12)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 13.72	$ 11.42	$ 9.26	$ 10.35	$ 14.56	$ 15.26
Total Return B, C, D	20.14%	23.33%	(10.53)%	(21.80)%	10.82%	(1.45)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.19% A	2.21%	2.38%	2.14%	2.20%	2.19%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.14%	2.15%	2.15%
Expenses net of all reductions	2.13% A	2.14%	2.15%	2.14%	2.15%	2.14%
Net investment income (loss)	(.93)% A	(.90)%	(.33)%	(.60)%	(.64)% H	(.98)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,871	$ 3,643	$ 3,550	$ 5,090	$ 11,081	$ 14,088
Portfolio turnover rate G	153% A	163%	99%	63%	164%	81%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.07)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.44	$ 9.27	$ 10.37	$ 14.59	$ 15.28	$ 15.62
Income from Investment Operations
Net investment income (loss) E	(.06)	(.10)	(.03)	(.07)	(.10) H	(.15)
Net realized and unrealized gain (loss)	2.36	2.27	(1.07)	(2.81)	1.71	(.07)
Total from investment operations	2.30	2.17	(1.10)	(2.88)	1.61	(.22)
Distributions from net realized gain	-	-	-	(1.34)	(2.30)	(.12)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 13.74	$ 11.44	$ 9.27	$ 10.37	$ 14.59	$ 15.28
Total Return B, C, D	20.10%	23.41%	(10.61)%	(21.77)%	10.88%	(1.45)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.15% A	2.12%	2.38%	2.15%	2.16%	2.12%
Expenses net of fee waivers, if any	2.15% A	2.12%	2.15%	2.15%	2.15%	2.12%
Expenses net of all reductions	2.13% A	2.11%	2.15%	2.14%	2.15%	2.12%
Net investment income (loss)	(.93)% A	(.87)%	(.33)%	(.60)%	(.64)% H	(.95)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,150	$ 9,288	$ 2,955	$ 3,430	$ 8,051	$ 7,160
Portfolio turnover rate G	153% A	163%	99%	63%	164%	81%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.07)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.27	$ 10.66	$ 11.84	$ 16.41	$ 16.82	$ 17.01
Income from Investment Operations
Net investment income (loss) D	.01	.02	.06	.06	.06 G	- I
Net realized and unrealized gain (loss)	2.75	2.60	(1.20)	(3.22)	1.89	(.07)
Total from investment operations	2.76	2.62	(1.14)	(3.16)	1.95	(.07)
Distributions from net investment income	-	(.01)	(.04)	-	(.06)	-
Distributions from net realized gain	-	-	-	(1.41)	(2.30)	(.12)
Total distributions	-	(.01)	(.04)	(1.41)	(2.36)	(.12)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 16.03	$ 13.27	$ 10.66	$ 11.84	$ 16.41	$ 16.82
Total Return B, C	20.80%	24.62%	(9.59)%	(21.09)%	12.04%	(.44)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.07% A	1.09%	1.15%	1.14%	1.15%	1.18%
Expenses net of fee waivers, if any	1.07% A	1.09%	1.15%	1.14%	1.15%	1.15%
Expenses net of all reductions	1.06% A	1.08%	1.15%	1.14%	1.14%	1.14%
Net investment income (loss)	.14% A	.16%	.67%	.40%	.36% G	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,665	$ 9,013	$ 5,990	$ 398	$ 1,385	$ 1,144
Portfolio turnover rate F	153% A	163%	99%	63%	164%	81%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Consumer Discretionary Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on realized short term capital gains on securities of certain issuers domiciled in India. An estimated deferred tax liability for net unrealized gains on these securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 7,968,597
Gross unrealized depreciation	(1,279,851)
Net unrealized appreciation (depreciation) on securities and other investments	$ 6,688,746

Tax cost	$ 60,043,883

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $46,382,110 and $41,145,991, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 26,965	$ 118
Class T	.25%	.25%	23,211	-
Class B	.75%	.25%	19,231	14,423
Class C	.75%	.25%	56,487	6,934
			$ 125,894	$ 21,475

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12,143
Class T	4,052
Class B*	2,456
Class C*	434
$ 19,085

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 32,060.30
Class T	14,392.31
Class B	5,803.30
Class C	14,356.25
Institutional Class	7,679.18
	$ 74,290

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,958 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $93 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,549. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 3,956
Class T	1.65%	2,379
Class B	2.15%	847
		$ 7,182

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $5,032 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
From net investment income
Institutional Class	$ -	$ 6,476

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Class A
Shares sold	418,946	790,157	$ 6,166,452	$ 9,916,430
Shares redeemed	(385,297)	(535,046)	(5,398,504)	(6,621,987)
Net increase (decrease)	33,649	255,111	$ 767,948	$ 3,294,443
Class T
Shares sold	147,307	124,293	$ 2,144,996	$ 1,532,286
Shares redeemed	(87,438)	(151,532)	(1,245,949)	(1,774,930)
Net increase (decrease)	59,869	(27,239)	$ 899,047	$ (242,644)
Class B
Shares sold	39,461	84,992	$ 498,530	$ 960,028
Shares redeemed	(76,265)	(149,463)	(958,943)	(1,626,686)
Net increase (decrease)	(36,804)	(64,471)	$ (460,413)	$ (666,658)
Class C
Shares sold	512,946	651,335	$ 7,022,340	$ 6,961,979
Shares redeemed	(149,633)	(158,268)	(1,947,404)	(1,769,753)
Net increase (decrease)	363,313	493,067	$ 5,074,936	$ 5,192,226
Institutional Class
Shares sold	196,033	718,370	$ 3,076,446	$ 9,586,550
Reinvestment of distributions	-	555	-	6,322
Shares redeemed	(271,916)	(601,861)	(3,896,769)	(7,815,260)
Net increase (decrease)	(75,883)	117,064	$ (820,323)	$ 1,777,612

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Electronics Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Class A	1.40%
Actual		$ 1,000.00	$ 1,348.70	$ 8.29
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 7.12
Class T	1.65%
Actual		$ 1,000.00	$ 1,347.10	$ 9.76
HypotheticalA		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.15%
Actual		$ 1,000.00	$ 1,343.80	$ 12.70
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Class C	2.15%
Actual		$ 1,000.00	$ 1,344.30	$ 12.70
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class	1.15%
Actual		$ 1,000.00	$ 1,350.60	$ 6.81
HypotheticalA		$ 1,000.00	$ 1,019.41	$ 5.85

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Electronics Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Intel Corp.	11.3	18.0
Marvell Technology Group Ltd.	8.7	7.6
Broadcom Corp. Class A	5.2	2.8
National Semiconductor Corp.	4.9	1.5
Micron Technology, Inc.	4.8	4.5
Amkor Technology, Inc.	3.9	3.8
Avago Technologies Ltd.	3.8	3.0
Applied Materials, Inc.	3.8	5.2
Advanced Micro Devices, Inc.	3.8	4.3
NVIDIA Corp.	3.7	2.0
	53.9
Top Industries (% of fund's net assets)
As of January 31, 2011
Semiconductors & Semiconductor Equipment	81.8%
Electronic Equipment & Components	6.3%
Communications Equipment	3.9%
Computers & Peripherals	1.7%
Internet Software & Services	0.3%
All Others*	6.0%

As of July 31, 2010
Semiconductors & Semiconductor Equipment	89.6%
Electronic Equipment & Components	4.3%
Communications Equipment	3.7%
Computers & Peripherals	1.5%
Internet Software & Services	0.3%
All Others*	0.6%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Electronics Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 3.9%
Communications Equipment - 3.9%
Brocade Communications Systems, Inc. (a)	6,255	$ 35,278
Cisco Systems, Inc. (a)	8,500	179,775
Motorola Mobility Holdings, Inc.	2,218	61,816
Motorola Solutions, Inc.	21	814
Nokia Corp. sponsored ADR	5,040	53,928
QUALCOMM, Inc.	9,977	540,055
		871,666
COMPUTERS & PERIPHERALS - 1.7%
Computer Hardware - 0.0%
Hewlett-Packard Co.	100	4,569
Computer Storage & Peripherals - 1.7%
Gemalto NV	408	20,630
SanDisk Corp. (a)	620	28,129
Seagate Technology (a)	8,513	119,182
Synaptics, Inc. (a)	2,900	82,534
Western Digital Corp. (a)	3,810	129,616
		380,091
TOTAL COMPUTERS & PERIPHERALS		384,660
ELECTRONIC EQUIPMENT & COMPONENTS - 6.3%
Electronic Components - 0.8%
Aeroflex Holding Corp.	1,900	29,811
Amphenol Corp. Class A	100	5,534
Corning, Inc.	4,168	92,571
Universal Display Corp. (a)	1,400	47,376
		175,292
Electronic Equipment & Instruments - 0.0%
Hitachi High-Technologies Corp.	100	2,471
SNU Precision Co. Ltd.	178	3,282
		5,753
Electronic Manufacturing Services - 5.5%
Benchmark Electronics, Inc. (a)	6,065	115,174
Flextronics International Ltd. (a)	48,021	383,688
Jabil Circuit, Inc.	16,588	335,243
Multi-Fineline Electronix, Inc. (a)	1,300	37,570
Plexus Corp. (a)	2,943	79,579
SMART Modular Technologies (WWH), Inc. (a)	17,409	117,685
Tyco Electronics Ltd.	2,000	72,460
Viasystems Group, Inc. (a)	5,090	102,971
		1,244,370
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		1,425,415

	Shares	Value
INTERNET SOFTWARE & SERVICES - 0.3%
Internet Software & Services - 0.3%
Google, Inc. Class A (a)	100	$ 60,036
Support.com, Inc. (a)	200	1,108
		61,144
IT SERVICES - 0.2%
IT Consulting & Other Services - 0.2%
BCD Semiconductor Manufacturing Ltd. ADR (a)	3,300	33,891
LEISURE EQUIPMENT & PRODUCTS - 0.1%
Photographic Products - 0.1%
Eastman Kodak Co. (a)	6,300	23,058
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)	64,879	1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 81.8%
Semiconductor Equipment - 13.8%
Advanced Energy Industries, Inc. (a)	5	77
Amkor Technology, Inc. (a)(d)	107,137	872,095
Applied Materials, Inc.	54,300	851,967
ASM International NV unit (a)	1,100	40,029
ASML Holding NV	2,870	120,569
Brooks Automation, Inc. (a)	400	4,696
Cabot Microelectronics Corp. (a)	50	2,256
Cymer, Inc. (a)	340	16,521
Entegris, Inc. (a)	8,291	63,426
KLA-Tencor Corp.	2,330	102,706
Lam Research Corp. (a)	9,720	484,931
MEMC Electronic Materials, Inc. (a)	11,942	132,437
Nanometrics, Inc. (a)	400	6,848
Nova Measuring Instruments Ltd. (a)	200	1,800
Novellus Systems, Inc. (a)	1,200	43,284
Teradyne, Inc. (a)	800	13,344
Tessera Technologies, Inc. (a)	2,600	45,032
Ultratech, Inc. (a)	200	4,507
Ulvac, Inc.	100	2,566
Varian Semiconductor Equipment Associates, Inc. (a)	6,603	293,503
Verigy Ltd. (a)	600	8,004
		3,110,598
Semiconductors - 68.0%
Advanced Micro Devices, Inc. (a)	108,784	851,779
Alpha & Omega Semiconductor Ltd. (a)	8,013	113,304
Altera Corp.	500	18,785
Analog Devices, Inc.	2,900	112,607
Applied Micro Circuits Corp. (a)	9,604	94,503
Atheros Communications, Inc. (a)	828	36,921
Avago Technologies Ltd.	29,884	857,970
Broadcom Corp. Class A	26,038	1,174,053
Cree, Inc. (a)(d)	1,400	70,686
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
CSR PLC (a)	8,992	$ 55,549
Cypress Semiconductor Corp. (a)	700	15,155
Duksan Hi-Metal Co. Ltd. (a)	142	2,733
Exar Corp. (a)	200	1,284
Fairchild Semiconductor International, Inc. (a)	29,430	523,854
First Solar, Inc. (a)	258	39,882
Himax Technologies, Inc. sponsored ADR	18,838	47,472
Ikanos Communications, Inc. (a)	17,400	20,880
Inphi Corp.	800	15,144
Integrated Device Technology, Inc. (a)	15,063	96,102
Intel Corp.	118,664	2,546,525
International Rectifier Corp. (a)	6,200	198,586
Intersil Corp. Class A	36,819	556,703
Linear Technology Corp.	30	1,044
LSI Corp. (a)	49,542	306,665
Marvell Technology Group Ltd. (a)	103,259	1,962,954
Maxim Integrated Products, Inc.	1,700	43,894
Micron Technology, Inc. (a)	102,820	1,083,723
Monolithic Power Systems, Inc. (a)	11,852	173,869
Motech Industries, Inc.	1	4
National Semiconductor Corp.	72,365	1,097,053
NVIDIA Corp. (a)	34,368	822,083
NXP Semiconductors NV	14,412	370,965
ON Semiconductor Corp. (a)	49,066	542,179
PMC-Sierra, Inc. (a)	25,836	202,038
RDA Microelectronics, Inc. sponsored ADR	3,700	49,728
Rensas Electronics Corp. (a)	5,400	57,895
Semtech Corp. (a)	1,016	22,184
Skyworks Solutions, Inc. (a)	906	28,784
Standard Microsystems Corp. (a)	1,394	33,526
STMicroelectronics NV (NY Shares) unit	3,900	47,268
SunPower Corp. Class B (a)	6,390	84,348
Supertex, Inc. (a)	2,521	57,756
Texas Instruments, Inc.	11,282	382,573
TriQuint Semiconductor, Inc. (a)	100	1,316

	Shares	Value
Volterra Semiconductor Corp. (a)	2,900	$ 72,065
Xilinx, Inc.	11,617	374,067
		15,268,458
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		18,379,056
TOTAL COMMON STOCKS (Cost $19,698,106)		21,178,891
Convertible Bonds - 0.0%
Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
Semiconductors - 0.0%
SunPower Corp. 4.75% 4/15/14 (Cost $10,000)	$ 10,000	9,488
Money Market Funds - 7.5%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	1,320,839	1,320,839
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	365,500	365,500
TOTAL MONEY MARKET FUNDS (Cost $1,686,339)		1,686,339
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $21,394,445)	22,874,718
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(406,314)
NET ASSETS - 100%	$ 22,468,404
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 284
Fidelity Securities Lending Cash Central Fund	709
Total	$ 993
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 21,178,891	$ 21,178,890	$ -	$ 1
Convertible Bonds	9,488	-	9,488	-
Money Market Funds	1,686,339	1,686,339	-	-
Total Investments in Securities:	$ 22,874,718	$ 22,865,229	$ 9,488	$ 1
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.0%
Bermuda	9.2%
Singapore	5.5%
Netherlands	2.7%
Cayman Islands	1.1%
Others (Individually Less Than 1%)	1.5%
100.0%
Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $12,180,956 of which $4,122,383, $2,265,871, $279,201, $310,663 and $5,202,838 will expire in fiscal 2011, 2012, 2013, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Electronics Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $359,810) - See accompanying schedule: Unaffiliated issuers (cost $19,708,106)	$ 21,188,379
Fidelity Central Funds (cost $1,686,339)	1,686,339
Total Investments (cost $21,394,445)		$ 22,874,718
Cash		1
Receivable for investments sold		270,986
Receivable for fund shares sold		351,808
Dividends receivable		1,441
Interest receivable		139
Distributions receivable from Fidelity Central Funds		221
Prepaid expenses		38
Receivable from investment adviser for expense reductions		4,229
Other receivables		465
Total assets		23,504,046

Liabilities
Payable for investments purchased	$ 591,553
Payable for fund shares redeemed	27,218
Accrued management fee	9,430
Distribution and service plan fees payable	8,374
Other affiliated payables	4,985
Other payables and accrued expenses	28,582
Collateral on securities loaned, at value	365,500
Total liabilities		1,035,642

Net Assets		$ 22,468,404
Net Assets consist of:
Paid in capital		$ 32,722,134
Accumulated net investment loss		(58,396)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,675,607)
Net unrealized appreciation (depreciation) on investments		1,480,273
Net Assets		$ 22,468,404

Statement of Assets and Liabilities - continued

January 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,200,126 ÷ 1,058,748 shares)	$ 9.63

Maximum offering price per share (100/94.25 of $9.63)	$ 10.22
Class T: Net Asset Value and redemption price per share ($5,409,276 ÷ 573,436 shares)	$ 9.43

Maximum offering price per share (100/96.50 of $9.43)	$ 9.77
Class B: Net Asset Value and offering price per share ($1,063,971 ÷ 118,399 shares)A	$ 8.99

Class C: Net Asset Value and offering price per share ($4,543,152 ÷ 506,116 shares)A	$ 8.98

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,251,879 ÷ 126,416 shares)	$ 9.90

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Dividends		$ 70,840
Interest		252
Income from Fidelity Central Funds		993
Total income		72,085

Expenses
Management fee	$ 43,849
Transfer agent fees	24,320
Distribution and service plan fees	40,982
Accounting and security lending fees	3,120
Custodian fees and expenses	22,163
Independent trustees' compensation	42
Registration fees	47,865
Audit	23,284
Legal	81
Miscellaneous	77
Total expenses before reductions	205,783
Expense reductions	(75,990)	129,793
Net investment income (loss)		(57,708)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	906,171
Foreign currency transactions	245
Total net realized gain (loss)		906,416
Change in net unrealized appreciation (depreciation) on: Investment securities	3,922,870
Assets and liabilities in foreign currencies	(23)
Total change in net unrealized appreciation (depreciation)		3,922,847
Net gain (loss)		4,829,263
Net increase (decrease) in net assets resulting from operations		$ 4,771,555

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (57,708)	$ (69,345)
Net realized gain (loss)	906,416	2,767,217
Change in net unrealized appreciation (depreciation)	3,922,847	(1,525,207)
Net increase (decrease) in net assets resulting from operations	4,771,555	1,172,665
Distributions to shareholders from net investment income	-	(30,683)
Share transactions - net increase (decrease)	3,466,235	(1,121,329)
Redemption fees	156	1,611
Total increase (decrease) in net assets	8,237,946	22,264

Net Assets
Beginning of period	14,230,458	14,208,194
End of period (including accumulated net investment loss of $58,396 and accumulated net investment loss of $688, respectively)	$ 22,468,404	$ 14,230,458

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.14	$ 6.59	$ 6.79	$ 9.11	$ 7.38	$ 8.04
Income from Investment Operations
Net investment income (loss) E	(.02)	(.01)	.04	- I	(.03)	(.04)
Net realized and unrealized gain (loss)	2.51	.59	(.24)	(2.32)	1.76	(.62)
Total from investment operations	2.49	.58	(.20)	(2.32)	1.73	(.66)
Distributions from net investment income	-	(.03)	-	-	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 9.63	$ 7.14	$ 6.59	$ 6.79	$ 9.11	$ 7.38
Total Return B, C, D	34.87%	8.74%	(2.95)%	(25.47)%	23.44%	(8.21)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.32% A	1.97%	2.44%	1.72%	1.60%	1.50%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.38% A	1.39%	1.40%	1.39%	1.38%	1.36%
Net investment income (loss)	(.46)% A	(.15)%	.69%	(.02)%	(.35)%	(.52)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,200	$ 5,394	$ 5,433	$ 3,970	$ 7,551	$ 7,916
Portfolio turnover rate G	112% A	87%	92%	93%	97%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.00	$ 6.46	$ 6.67	$ 8.98	$ 7.29	$ 7.96
Income from Investment Operations
Net investment income (loss) E	(.03)	(.03)	.02	(.02)	(.05)	(.06)
Net realized and unrealized gain (loss)	2.46	.58	(.23)	(2.29)	1.74	(.61)
Total from investment operations	2.43	.55	(.21)	(2.31)	1.69	(.67)
Distributions from net investment income	-	(.01)	-	-	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 9.43	$ 7.00	$ 6.46	$ 6.67	$ 8.98	$ 7.29
Total Return B, C, D	34.71%	8.50%	(3.15)%	(25.72)%	23.18%	(8.42)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.65% A	2.26%	2.77%	2.02%	1.89%	1.82%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.63% A	1.64%	1.65%	1.64%	1.64%	1.61%
Net investment income (loss)	(.71)% A	(.40)%	.44%	(.27)%	(.60)%	(.77)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,409	$ 3,862	$ 4,195	$ 4,635	$ 8,103	$ 9,048
Portfolio turnover rate G	112% A	87%	92%	93%	97%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 6.69	$ 6.19	$ 6.43	$ 8.70	$ 7.10	$ 7.78
Income from Investment Operations
Net investment income (loss) E	(.04)	(.06)	- I	(.06)	(.09)	(.10)
Net realized and unrealized gain (loss)	2.34	.56	(.24)	(2.21)	1.69	(.58)
Total from investment operations	2.30	.50	(.24)	(2.27)	1.60	(.68)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 8.99	$ 6.69	$ 6.19	$ 6.43	$ 8.70	$ 7.10
Total Return B, C, D	34.38%	8.08%	(3.73)%	(26.09)%	22.54%	(8.74)%
Ratios to Average Net Assets F, H
Expenses before reductions	3.12% A	2.73%	3.22%	2.48%	2.36%	2.29%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.13% A	2.15%	2.15%	2.14%	2.13%	2.11%
Net investment income (loss)	(1.21)% A	(.90)%	(.06)%	(.77)%	(1.10)%	(1.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,064	$ 1,073	$ 1,197	$ 2,027	$ 4,572	$ 6,123
Portfolio turnover rate G	112% A	87%	92%	93%	97%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 6.68	$ 6.18	$ 6.42	$ 8.69	$ 7.09	$ 7.77
Income from Investment Operations
Net investment income (loss) E	(.05)	(.06)	- I	(.06)	(.09)	(.10)
Net realized and unrealized gain (loss)	2.35	.56	(.24)	(2.21)	1.69	(.58)
Total from investment operations	2.30	.50	(.24)	(2.27)	1.60	(.68)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 8.98	$ 6.68	$ 6.18	$ 6.42	$ 8.69	$ 7.09
Total Return B, C, D	34.43%	8.09%	(3.74)%	(26.12)%	22.57%	(8.75)%
Ratios to Average Net Assets F, H
Expenses before reductions	3.10% A	2.72%	3.21%	2.47%	2.34%	2.26%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.13% A	2.14%	2.15%	2.14%	2.13%	2.11%
Net investment income (loss)	(1.21)% A	(.90)%	(.06)%	(.77)%	(1.10)%	(1.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,543	$ 3,256	$ 3,016	$ 3,325	$ 8,389	$ 7,009
Portfolio turnover rate G	112% A	87%	92%	93%	97%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.33	$ 6.75	$ 6.94	$ 9.30	$ 7.51	$ 8.15
Income from Investment Operations
Net investment income (loss) D	(.01)	.01	.05	.02	(.01)	(.02)
Net realized and unrealized gain (loss)	2.58	.60	(.24)	(2.38)	1.80	(.62)
Total from investment operations	2.57	.61	(.19)	(2.36)	1.79	(.64)
Distributions from net investment income	-	(.03)	-	-	-	-
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 9.90	$ 7.33	$ 6.75	$ 6.94	$ 9.30	$ 7.51
Total Return B, C	35.06%	9.10%	(2.74)%	(25.38)%	23.83%	(7.85)%
Ratios to Average Net Assets E, G
Expenses before reductions	2.08% A	1.64%	2.16%	1.47%	1.26%	1.11%
Expenses net of fee waivers, if any	1.15% A	1.15%	1.15%	1.15%	1.15%	1.11%
Expenses net of all reductions	1.13% A	1.14%	1.15%	1.14%	1.13%	1.07%
Net investment income (loss)	(.21)% A	.11%	.94%	.23%	(.10)%	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,252	$ 645	$ 367	$ 353	$ 730	$ 750
Portfolio turnover rate F	112% A	87%	92%	93%	97%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Electronics Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,942,157
Gross unrealized depreciation	(1,788,054)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,154,103
Tax cost	$ 21,720,615

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $10,991,934 and $8,769,182, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 7,989	$ 126
Class T	.25%	.25%	10,430	-
Class B	.75%	.25%	4,990	3,742
Class C	.75%	.25%	17,573	2,286
			$ 40,982	$ 6,154

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,883
Class T	1,418
Class B*	1,083
Class C*	298
$ 6,682

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets *
Class A	$ 9,313.29
Class T	7,268.35
Class B	1,530.31
Class C	5,292.30
Institutional Class	917.29
	$ 24,320

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,541 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $27 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $709. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 29,476
Class T	1.65%	20,879
Class B	2.15%	4,871
Class C	2.15%	16,838
Institutional Class	1.15%	2,958
		$ 75,022

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $968 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
From net investment income
Class A	$ -	$ 22,913
Class T	-	5,704
Institutional Class	-	2,066
Total	$ -	$ 30,683

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Class A
Shares sold	459,821	463,925	$ 4,099,779	$ 3,450,517
Reinvestment of distributions	-	3,053	-	21,642
Shares redeemed	(156,610)	(536,272)	(1,253,895)	(3,911,247)
Net increase (decrease)	303,211	(69,294)	$ 2,845,884	$ (439,088)
Class T
Shares sold	127,234	149,748	$ 1,080,799	$ 1,082,460
Reinvestment of distributions	-	793	-	5,519
Shares redeemed	(105,545)	(248,392)	(806,711)	(1,826,132)
Net increase (decrease)	21,689	(97,851)	$ 274,088	$ (738,153)
Class B
Shares sold	11,347	71,160	$ 93,718	$ 500,056
Shares redeemed	(53,505)	(103,890)	(398,979)	(717,856)
Net increase (decrease)	(42,158)	(32,730)	$ (305,261)	$ (217,800)
Class C
Shares sold	98,620	184,365	$ 831,306	$ 1,261,735
Shares redeemed	(80,076)	(184,552)	(599,704)	(1,259,598)
Net increase (decrease)	18,544	(187)	$ 231,602	$ 2,137
Institutional Class
Shares sold	67,404	94,039	$ 654,731	$ 728,440
Reinvestment of distributions	-	194	-	1,410
Shares redeemed	(28,980)	(60,662)	(234,809)	(458,275)
Net increase (decrease)	38,424	33,571	$ 419,922	$ 271,575

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Energy Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Class A	1.18%
Actual		$ 1,000.00	$ 1,400.30	$ 7.14
HypotheticalA		$ 1,000.00	$ 1,019.26	$ 6.01
Class T	1.40%
Actual		$ 1,000.00	$ 1,398.90	$ 8.47
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 7.12
Class B	1.93%
Actual		$ 1,000.00	$ 1,395.10	$ 11.65
HypotheticalA		$ 1,000.00	$ 1,015.48	$ 9.80
Class C	1.92%
Actual		$ 1,000.00	$ 1,395.00	$ 11.59
HypotheticalA		$ 1,000.00	$ 1,015.53	$ 9.75
Institutional Class	.88%
Actual		$ 1,000.00	$ 1,402.10	$ 5.33
HypotheticalA		$ 1,000.00	$ 1,020.77	$ 4.48

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Energy Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	17.0	18.7
Schlumberger Ltd.	6.3	5.1
Occidental Petroleum Corp.	6.2	3.5
Marathon Oil Corp.	4.5	4.9
Chevron Corp.	4.4	10.2
Baker Hughes, Inc.	4.3	4.2
National Oilwell Varco, Inc.	4.2	2.5
Apache Corp.	3.8	2.9
Halliburton Co.	3.6	3.4
Massey Energy Co.	2.8	1.6
	57.1
Top Industries (% of fund's net assets)
As of January 31, 2011
Oil, Gas & Consumable Fuels	68.1%
Energy Equipment & Services	27.9%
Chemicals	1.4%
Construction & Engineering	1.3%
Metals & Mining	0.9%
All Others*	0.4%

As of July 31, 2010
Oil, Gas & Consumable Fuels	65.6%
Energy Equipment & Services	30.6%
Construction & Engineering	1.4%
Semiconductors & Semiconductor Equipment	1.4%
Metals & Mining	0.2%
All Others*	0.8%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Energy Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CHEMICALS - 1.4%
Specialty Chemicals - 1.4%
LyondellBasell Industries NV Class A (a)	316,910	$ 11,389,745
CONSTRUCTION & ENGINEERING - 1.3%
Construction & Engineering - 1.3%
Foster Wheeler Ag (a)	54,254	1,997,090
Jacobs Engineering Group, Inc. (a)	115,824	5,949,879
KBR, Inc.	75,683	2,429,424
		10,376,393
ENERGY EQUIPMENT & SERVICES - 27.9%
Oil & Gas Drilling - 4.5%
Ensco International Ltd. ADR	275,840	14,989,146
Noble Corp.	62,427	2,387,833
Northern Offshore Ltd. (a)	405,087	999,046
Ocean Rig UDW, Inc. (a)	198,000	3,906,542
Rowan Companies, Inc. (a)	67,200	2,303,616
Transocean Ltd. (a)	143,343	11,457,406
Tuscany International Drilling, Inc. (a)	506,500	946,114
		36,989,703
Oil & Gas Equipment & Services - 23.4%
Baker Hughes, Inc.	511,069	35,013,337
Dresser-Rand Group, Inc. (a)	58,300	2,677,719
Halliburton Co.	649,711	29,236,995
ION Geophysical Corp. (a)	45,900	436,509
National Oilwell Varco, Inc.	463,795	34,274,451
Oceaneering International, Inc. (a)	185,700	14,341,611
Oil States International, Inc. (a)	83,250	5,641,020
Schlumberger Ltd.	570,982	50,811,688
Schoeller-Bleckmann Oilfield Equipment AG	22,338	1,834,843
Superior Energy Services, Inc. (a)	68,784	2,415,694
TSC Offshore Group Ltd. (a)	1,705,000	419,865
Weatherford International Ltd. (a)	451,279	10,704,338
Willbros Group, Inc. (a)	155,153	1,855,630
		189,663,700
TOTAL ENERGY EQUIPMENT & SERVICES		226,653,403
GAS UTILITIES - 0.0%
Gas Utilities - 0.0%
China Gas Holdings Ltd.	988,545	429,813
MARINE - 0.1%
Marine - 0.1%
Kirby Corp. (a)	17,900	836,646
METALS & MINING - 0.9%
Diversified Metals & Mining - 0.9%
Grande Cache Coal Corp. (a)	105,069	1,131,399

	Shares	Value
MacArthur Coal Ltd.	146,606	$ 1,823,331
Walter Energy, Inc.	31,900	4,155,613
		7,110,343
OIL, GAS & CONSUMABLE FUELS - 68.1%
Coal & Consumable Fuels - 6.8%
Alpha Natural Resources, Inc. (a)	330,464	17,755,831
Massey Energy Co.	361,987	22,754,503
Peabody Energy Corp.	228,460	14,488,933
		54,999,267
Integrated Oil & Gas - 35.9%
Chevron Corp.	374,155	35,518,534
Exxon Mobil Corp.	1,712,899	138,196,694
Hess Corp.	117,401	9,875,772
Marathon Oil Corp.	805,046	36,790,602
Murphy Oil Corp.	23,861	1,581,984
OAO Gazprom sponsored ADR	147,600	3,949,776
Occidental Petroleum Corp.	519,984	50,272,053
Royal Dutch Shell PLC Class B ADR	215,587	15,213,975
		291,399,390
Oil & Gas Exploration & Production - 15.8%
Anadarko Petroleum Corp.	200,559	15,459,088
Apache Corp.	257,039	30,680,175
Bankers Petroleum Ltd. (a)	278,700	2,321,804
Brigham Exploration Co. (a)	27,600	817,236
Chesapeake Energy Corp.	213,500	6,304,655
Cimarex Energy Co.	155,132	16,153,895
Concho Resources, Inc. (a)	8,664	833,910
Discovery Offshore S.A. (a)(e)	266,400	532,800
Gran Tierra Energy, Inc. (a)	300,100	2,694,935
Newfield Exploration Co. (a)	131,494	9,621,416
Nexen, Inc.	44,800	1,125,482
Niko Resources Ltd.	14,500	1,412,197
Noble Energy, Inc.	45,369	4,133,116
Northern Oil & Gas, Inc. (a)	10,000	275,700
Pacific Rubiales Energy Corp.	55,000	1,898,711
Painted Pony Petroleum Ltd. Class A (a)	123,500	1,295,325
Petrobank Energy & Resources Ltd. (a)	23,400	549,296
Petroleum Development Corp. (a)	4,842	220,359
Petrominerales Ltd.	39,272	1,531,494
Pioneer Natural Resources Co.	92,700	8,821,332
Talisman Energy, Inc.	158,000	3,620,537
Toreador Resources Corp. (a)(d)	25,700	408,116
Vermilion Energy, Inc.	8,100	383,194
Whiting Petroleum Corp. (a)	139,190	17,576,913
		128,671,686
Oil & Gas Refining & Marketing - 9.3%
CVR Energy, Inc. (a)	358,992	6,217,741
Frontier Oil Corp.	472,723	9,832,638
Holly Corp.	396,001	19,431,769
Keyera Corp.	10,300	363,705
Petroplus Holdings AG	67,010	1,097,966
Sunoco, Inc.	110,665	4,697,729
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Refining & Marketing - continued
Tesoro Corp. (a)	556,800	$ 10,718,400
Valero Energy Corp.	597,563	15,154,198
Western Refining, Inc. (a)(d)	390,234	4,753,050
World Fuel Services Corp.	83,908	3,149,906
		75,417,102
Oil & Gas Storage & Transport - 0.3%
El Paso Corp.	137,400	2,181,912
TOTAL OIL, GAS & CONSUMABLE FUELS		552,669,357
TOTAL COMMON STOCKS (Cost $624,439,215)		809,465,700
Convertible Bonds - 0.0%
Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
Semiconductors - 0.0%
SunPower Corp. 4.75% 4/15/14 (Cost $320,000)	$ 320,000	303,600
Money Market Funds - 1.3%

	Shares
Fidelity Cash Central Fund, 0.19% (b)	5,871,813	5,871,813
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	4,699,800	4,699,800
TOTAL MONEY MARKET FUNDS (Cost $10,571,613)		10,571,613
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $635,330,828)	820,340,913
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(8,422,365)
NET ASSETS - 100%	$ 811,918,548
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $532,800 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,395
Fidelity Securities Lending Cash Central Fund	15,952
Total	$ 19,347
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 809,465,700	$ 808,503,087	$ 532,800	$ 429,813
Convertible Bonds	303,600	-	303,600	-
Money Market Funds	10,571,613	10,571,613	-	-
Total Investments in Securities:	$ 820,340,913	$ 819,074,700	$ 836,400	$ 429,813
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(83,535)
Cost of Purchases	513,348
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 429,813
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ (83,535)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.5%
Netherlands Antilles	6.3%
United Kingdom	3.7%
Switzerland	3.4%
Canada	2.0%
Netherlands	1.4%
Others (Individually Less Than 1%)	1.7%
100.0%
Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $108,925,305 of which $106,222,894 and $2,702,411 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Energy Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,748,436) - See accompanying schedule: Unaffiliated issuers (cost $624,759,215)	$ 809,769,300
Fidelity Central Funds (cost $10,571,613)	10,571,613
Total Investments (cost $635,330,828)		$ 820,340,913
Receivable for investments sold		9,079,594
Receivable for fund shares sold		2,640,516
Dividends receivable		38,252
Interest receivable		4,433
Distributions receivable from Fidelity Central Funds		1,981
Prepaid expenses		1,542
Other receivables		8,326
Total assets		832,115,557

Liabilities
Payable for investments purchased	$ 12,914,315
Payable for fund shares redeemed	1,691,633
Accrued management fee	355,805
Distribution and service plan fees payable	314,483
Other affiliated payables	187,436
Other payables and accrued expenses	33,537
Collateral on securities loaned, at value	4,699,800
Total liabilities		20,197,009

Net Assets		$ 811,918,548
Net Assets consist of:
Paid in capital		$ 730,441,423
Accumulated net investment loss		(703,375)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(102,827,514)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		185,008,014
Net Assets		$ 811,918,548

Statement of Assets and Liabilities - continued

January 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($299,222,829 ÷ 7,737,590 shares)	$ 38.67

Maximum offering price per share (100/94.25 of $38.67)	$ 41.03
Class T: Net Asset Value and redemption price per share ($291,897,009 ÷ 7,380,879 shares)	$ 39.55

Maximum offering price per share (100/96.50 of $39.55)	$ 40.98
Class B: Net Asset Value and offering price per share ($54,254,281 ÷ 1,492,759 shares)A	$ 36.34

Class C: Net Asset Value and offering price per share ($123,637,925 ÷ 3,377,832 shares)A	$ 36.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($42,906,504 ÷ 1,064,060 shares)	$ 40.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Dividends		$ 5,440,312
Interest		7,639
Income from Fidelity Central Funds		19,347
Total income		5,467,298

Expenses
Management fee	$ 1,838,589
Transfer agent fees	935,838
Distribution and service plan fees	1,635,606
Accounting and security lending fees	119,741
Custodian fees and expenses	22,101
Independent trustees' compensation	1,854
Registration fees	52,043
Audit	26,312
Legal	1,985
Miscellaneous	3,470
Total expenses before reductions	4,637,539
Expense reductions	(9,955)	4,627,584
Net investment income (loss)		839,714
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,113,316
Foreign currency transactions	19,238
Total net realized gain (loss)		20,132,554
Change in net unrealized appreciation (depreciation) on: Investment securities	207,490,295
Assets and liabilities in foreign currencies	(2,154)
Total change in net unrealized appreciation (depreciation)		207,488,141
Net gain (loss)		227,620,695
Net increase (decrease) in net assets resulting from operations		$ 228,460,409

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 839,714	$ (2,588,877)
Net realized gain (loss)	20,132,554	85,218,986
Change in net unrealized appreciation (depreciation)	207,488,141	(40,712,055)
Net increase (decrease) in net assets resulting from operations	228,460,409	41,918,054
Distributions to shareholders from net investment income	(1,542,973)	-
Share transactions - net increase (decrease)	(10,727,287)	(40,286,664)
Redemption fees	6,710	43,053
Total increase (decrease) in net assets	216,196,859	1,674,443

Net Assets
Beginning of period	595,721,689	594,047,246
End of period (including accumulated net investment loss of $703,375 and accumulated net investment loss of $116, respectively)	$ 811,918,548	$ 595,721,689

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 27.70	$ 25.82	$ 50.24	$ 48.28	$ 46.39	$ 40.93
Income from Investment Operations
Net investment income (loss) E	.08	(.05)	(.04)	(.17)	(.02) H	(.04)
Net realized and unrealized gain (loss)	11.00	1.93	(17.48)	5.59	8.42	12.30
Total from investment operations	11.08	1.88	(17.52)	5.42	8.40	12.26
Distributions from net investment income	(.11)	-	-	-	-	-
Distributions from net realized gain	-	-	(6.90)	(3.46)	(6.51)	(6.81)
Total distributions	(.11)	-	(6.90)	(3.46)	(6.51)	(6.81)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 38.67	$ 27.70	$ 25.82	$ 50.24	$ 48.28	$ 46.39
Total Return B, C, D	40.03%	7.28%	(38.86)%	11.52%	22.08%	32.90%
Ratios to Average Net Assets F, I
Expenses before reductions	1.18% A	1.20%	1.22%	1.14%	1.19%	1.21%
Expenses net of fee waivers, if any	1.18% A	1.20%	1.22%	1.14%	1.19%	1.21%
Expenses net of all reductions	1.17% A	1.19%	1.21%	1.14%	1.19%	1.17%
Net investment income (loss)	.49% A	(.16)%	(.14)%	(.32)%	(.05)% H	(.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 299,223	$ 214,407	$ 216,595	$ 355,200	$ 268,108	$ 204,391
Portfolio turnover rate G	91% A	103%	148%	90%	80%	139%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.17)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 28.33	$ 26.47	$ 51.40	$ 49.26	$ 47.18	$ 41.46
Income from Investment Operations
Net investment income (loss) E	.04	(.11)	(.10)	(.29)	(.11) H	(.13)
Net realized and unrealized gain (loss)	11.25	1.97	(17.93)	5.72	8.61	12.49
Total from investment operations	11.29	1.86	(18.03)	5.43	8.50	12.36
Distributions from net investment income	(.07)	-	-	-	-	-
Distributions from net realized gain	-	-	(6.90)	(3.29)	(6.42)	(6.65)
Total distributions	(.07)	-	(6.90)	(3.29)	(6.42)	(6.65)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 39.55	$ 28.33	$ 26.47	$ 51.40	$ 49.26	$ 47.18
Total Return B, C, D	39.89%	7.03%	(38.99)%	11.27%	21.84%	32.60%
Ratios to Average Net Assets F, I
Expenses before reductions	1.40% A	1.41%	1.45%	1.36%	1.40%	1.42%
Expenses net of fee waivers, if any	1.40% A	1.41%	1.45%	1.36%	1.40%	1.42%
Expenses net of all reductions	1.39% A	1.41%	1.45%	1.35%	1.39%	1.38%
Net investment income (loss)	.27% A	(.37)%	(.38)%	(.54)%	(.26)% H	(.29)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 291,897	$ 219,051	$ 224,376	$ 407,784	$ 382,222	$ 362,272
Portfolio turnover rate G	91% A	103%	148%	90%	80%	139%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.37)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 26.06	$ 24.48	$ 48.35	$ 46.64	$ 45.10	$ 39.89
Income from Investment Operations
Net investment income (loss) E	(.04)	(.25)	(.22)	(.56)	(.34) H	(.35)
Net realized and unrealized gain (loss)	10.33	1.83	(16.75)	5.41	8.17	11.98
Total from investment operations	10.29	1.58	(16.97)	4.85	7.83	11.63
Distributions from net investment income	(.01)	-	-	-	-	-
Distributions from net realized gain	-	-	(6.90)	(3.14)	(6.29)	(6.43)
Total distributions	(.01)	-	(6.90)	(3.14)	(6.29)	(6.43)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 36.34	$ 26.06	$ 24.48	$ 48.35	$ 46.64	$ 45.10
Total Return B, C, D	39.51%	6.45%	(39.31)%	10.62%	21.18%	31.86%
Ratios to Average Net Assets F, I
Expenses before reductions	1.93% A	1.96%	1.96%	1.93%	1.96%	1.96%
Expenses net of fee waivers, if any	1.93% A	1.96%	1.96%	1.93%	1.96%	1.96%
Expenses net of all reductions	1.93% A	1.95%	1.96%	1.93%	1.95%	1.92%
Net investment income (loss)	(.27)% A	(.92)%	(.89)%	(1.11)%	(.82)% H	(.84)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,254	$ 44,330	$ 47,795	$ 98,602	$ 116,487	$ 130,973
Portfolio turnover rate G	91% A	103%	148%	90%	80%	139%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 26.25	$ 24.65	$ 48.63	$ 46.88	$ 45.33	$ 40.10
Income from Investment Operations
Net investment income (loss) E	(.04)	(.25)	(.21)	(.54)	(.32) H	(.34)
Net realized and unrealized gain (loss)	10.41	1.85	(16.87)	5.45	8.20	12.06
Total from investment operations	10.37	1.60	(17.08)	4.91	7.88	11.72
Distributions from net investment income	(.02)	-	-	-	-	-
Distributions from net realized gain	-	-	(6.90)	(3.16)	(6.33)	(6.50)
Total distributions	(.02)	-	(6.90)	(3.16)	(6.33)	(6.50)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 36.60	$ 26.25	$ 24.65	$ 48.63	$ 46.88	$ 45.33
Total Return B, C, D	39.50%	6.49%	(39.31)%	10.71%	21.22%	31.96%
Ratios to Average Net Assets F, I
Expenses before reductions	1.92% A	1.94%	1.96%	1.87%	1.91%	1.92%
Expenses net of fee waivers, if any	1.92% A	1.94%	1.96%	1.87%	1.91%	1.92%
Expenses net of all reductions	1.91% A	1.93%	1.95%	1.87%	1.91%	1.88%
Net investment income (loss)	(.25)% A	(.90)%	(.88)%	(1.05)%	(.77)% H	(.79)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 123,638	$ 90,596	$ 86,650	$ 156,393	$ 135,072	$ 125,424
Portfolio turnover rate G	91% A	103%	148%	90%	80%	139%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.88)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 28.87	$ 26.83	$ 51.76	$ 49.68	$ 47.48	$ 41.76
Income from Investment Operations
Net investment income (loss) D	.13	.04	.03	(.02)	.11 G	.12
Net realized and unrealized gain (loss)	11.46	2.00	(18.06)	5.74	8.67	12.56
Total from investment operations	11.59	2.04	(18.03)	5.72	8.78	12.68
Distributions from net investment income	(.14)	-	-	-	-	-
Distributions from net realized gain	-	-	(6.90)	(3.64)	(6.58)	(6.97)
Total distributions	(.14)	-	(6.90)	(3.64)	(6.58)	(6.97)
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 40.32	$ 28.87	$ 26.83	$ 51.76	$ 49.68	$ 47.48
Total Return B, C	40.21%	7.60%	(38.68)%	11.83%	22.47%	33.35%
Ratios to Average Net Assets E, H
Expenses before reductions	.88% A	.90%	.95%	.85%	.88%	.87%
Expenses net of fee waivers, if any	.88% A	.90%	.95%	.85%	.88%	.87%
Expenses net of all reductions	.88% A	.90%	.94%	.85%	.88%	.83%
Net investment income (loss)	.78% A	.14%	.13%	(.03)%	.25% G	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,907	$ 27,338	$ 18,631	$ 22,250	$ 17,127	$ 19,553
Portfolio turnover rate F	91% A	103%	148%	90%	80%	139%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .14%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Energy Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, deferred trustees compensation, net operating losses, capital loss carryforwards, and losses deferred due to washed sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 186,877,251
Gross unrealized depreciation	(10,279,187)
Net unrealized appreciation (depreciation) on securities and other investments	$ 176,598,064

Tax cost	$ 643,742,849

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $296,206,183 and $306,329,075, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 298,132	$ 3,885
Class T	.25%	.25%	603,476	-
Class B	.75%	.25%	235,426	176,569
Class C	.75%	.25%	498,572	62,264
			$ 1,635,606	$ 242,718

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 50,600
Class T	15,545
Class B*	38,504
Class C*	2,987
$ 107,636

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 355,734.30
Class T	324,528.27
Class B	71,322.30
Class C	143,813.29
Institutional Class	40,441.25
	$ 935,838

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,647 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,137 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $15,952. During the period, there were no securities loaned to FCM.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $9,955 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
From net investment income
Class A	$ 788,159	$ -
Class T	537,032	-
Class B	21,298	-
Class C	59,061	-
Institutional Class	137,423	-
Total	$ 1,542,973	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Class A
Shares sold	1,000,016	2,475,060	$ 33,360,031	$ 72,154,427
Reinvestment of distributions	20,238	-	701,058	-
Shares redeemed	(1,023,017)	(3,122,404)	(31,651,141)	(89,993,205)
Net increase (decrease)	(2,763)	(647,344)	$ 2,409,948	$ (17,838,778)
Class T
Shares sold	478,047	1,265,490	$ 16,093,655	$ 38,114,553
Reinvestment of distributions	14,153	-	502,263	-
Shares redeemed	(843,240)	(2,010,804)	(26,793,936)	(59,843,042)
Net increase (decrease)	(351,040)	(745,314)	$ (10,198,018)	$ (21,728,489)
Class B
Shares sold	53,482	320,063	$ 1,628,782	$ 8,832,050
Reinvestment of distributions	560	-	18,656	-
Shares redeemed	(262,154)	(571,409)	(7,731,897)	(15,635,733)
Net increase (decrease)	(208,112)	(251,346)	$ (6,084,459)	$ (6,803,683)
Class C
Shares sold	342,168	819,751	$ 10,879,924	$ 22,984,733
Reinvestment of distributions	1,512	-	50,475	-
Shares redeemed	(417,213)	(883,306)	(12,198,114)	(24,290,742)
Net increase (decrease)	(73,533)	(63,555)	$ (1,267,715)	$ (1,306,009)
Institutional Class
Shares sold	263,505	669,423	$ 9,177,399	$ 20,180,428
Reinvestment of distributions	3,300	-	119,041	-
Shares redeemed	(149,819)	(416,730)	(4,883,483)	(12,790,133)
Net increase (decrease)	116,986	252,693	$ 4,412,957	$ 7,390,295

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Financial Services Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Class A	1.27%
Actual		$ 1,000.00	$ 1,069.60	$ 6.62
HypotheticalA		$ 1,000.00	$ 1,018.80	$ 6.46
Class T	1.53%
Actual		$ 1,000.00	$ 1,067.80	$ 7.97
HypotheticalA		$ 1,000.00	$ 1,017.49	$ 7.78
Class B	2.02%
Actual		$ 1,000.00	$ 1,064.40	$ 10.51
HypotheticalA		$ 1,000.00	$ 1,015.02	$ 10.26
Class C	2.02%
Actual		$ 1,000.00	$ 1,065.00	$ 10.51
HypotheticalA		$ 1,000.00	$ 1,015.02	$ 10.26
Institutional Class	.99%
Actual		$ 1,000.00	$ 1,070.10	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,020.21	$ 5.04

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Financial Services Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Comerica, Inc.	11.3	1.5
Regions Financial Corp.	6.0	5.3
Visa, Inc. Class A	5.9	4.1
Citigroup, Inc.	5.1	4.9
Morgan Stanley	4.8	4.8
Zions Bancorporation	4.7	5.1
Bank of America Corp.	4.6	3.3
JPMorgan Chase & Co.	4.5	4.9
Alliance Data Systems Corp.	4.3	0.0
MasterCard, Inc. Class A	4.2	4.3
	55.4
Top Industries (% of fund's net assets)
As of January 31, 2011
Commercial Banks	35.9%
Capital Markets	22.9%
Diversified Financial Services	16.1%
IT Services	15.0%
Consumer Finance	3.4%
All Others*	6.7%

As of July 31, 2010
Commercial Banks	40.9%
Diversified Financial Services	19.4%
Capital Markets	18.4%
IT Services	11.2%
Insurance	4.6%
All Others*	5.5%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Financial Services Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
CAPITAL MARKETS - 22.9%
Asset Management & Custody Banks - 6.0%
Bank of New York Mellon Corp.	73,980	$ 2,310,395
Franklin Resources, Inc.	45,621	5,504,174
Invesco Ltd.	33,600	831,264
Legg Mason, Inc.	18,553	614,661
		9,260,494
Investment Banking & Brokerage - 16.9%
Charles Schwab Corp.	88,600	1,599,230
E*TRADE Financial Corp. (a)	200,227	3,315,759
Evercore Partners, Inc. Class A	54,700	1,766,810
GFI Group, Inc.	433,378	2,218,895
Goldman Sachs Group, Inc.	38,594	6,314,750
Jefferies Group, Inc. (d)	44,109	1,103,166
MF Global Holdings Ltd. (a)	309,225	2,560,383
Morgan Stanley	251,875	7,405,125
		26,284,118
TOTAL CAPITAL MARKETS		35,544,612
COMMERCIAL BANKS - 35.9%
Diversified Banks - 11.9%
Banco ABC Brasil SA	83,000	671,964
Banco Pine SA	15,300	127,446
Comerica, Inc.	459,482	17,552,213
		18,351,623
Regional Banks - 24.0%
Banco Daycoval SA (PN)	81,800	600,930
BancTrust Financial Group, Inc. (a)(d)	28,700	80,073
Bridge Capital Holdings (a)	4,470	39,247
Bridge Capital Holdings (a)(e)	48,490	383,168
CIT Group, Inc. (a)	67,618	3,224,702
CoBiz, Inc. (d)	209,700	1,337,886
First Horizon National Corp.	151,802	1,719,917
First Interstate Bancsystem, Inc.	38,100	494,919
Glacier Bancorp, Inc.	99,117	1,398,541
Huntington Bancshares, Inc.	147,800	1,070,072
Old National Bancorp, Indiana	6,384	68,500
Oriental Financial Group, Inc.	2,334	27,588
Regions Financial Corp.	1,315,595	9,340,725
Savannah Bancorp, Inc.	5,416	40,512
Sun Bancorp, Inc., New Jersey (a)	1,307	5,411
SunTrust Banks, Inc.	34,000	1,034,620
Susquehanna Bancshares, Inc., Pennsylvania	159,714	1,526,866
SVB Financial Group (a)	23,812	1,249,416
Synovus Financial Corp. (d)	2,055,794	5,427,296
United Security Bancshares, California (d)	4,398	15,393
Webster Financial Corp.	29,600	677,248

	Shares	Value
Western Alliance Bancorp. (a)	21,400	$ 160,500
Zions Bancorporation	308,234	7,268,158
		37,191,688
TOTAL COMMERCIAL BANKS		55,543,311
CONSUMER FINANCE - 3.4%
Consumer Finance - 3.4%
Netspend Holdings, Inc.	116,746	1,669,468
SLM Corp. (a)	247,306	3,563,679
		5,233,147
DIVERSIFIED FINANCIAL SERVICES - 16.1%
Other Diversified Financial Services - 14.2%
Bank of America Corp.	521,120	7,154,978
Citigroup, Inc. (a)	1,615,299	7,785,741
JPMorgan Chase & Co.	155,705	6,997,383
		21,938,102
Specialized Finance - 1.9%
Infrastructure Development Finance Co. Ltd.	232,315	746,500
PHH Corp. (a)	94,743	2,263,410
		3,009,910
TOTAL DIVERSIFIED FINANCIAL SERVICES		24,948,012
INSURANCE - 2.8%
Multi-Line Insurance - 2.8%
Fairfax Financial Holdings Ltd. (sub. vtg.)	900	343,422
Genworth Financial, Inc. Class A (a)	297,535	4,037,550
		4,380,972
INTERNET SOFTWARE & SERVICES - 0.5%
Internet Software & Services - 0.5%
China Finance Online Co. Ltd. ADR (a)	145,270	826,586
IT SERVICES - 15.0%
Data Processing & Outsourced Services - 15.0%
Alliance Data Systems Corp. (a)(d)	93,468	6,611,926
MasterCard, Inc. Class A	27,500	6,504,025
MoneyGram International, Inc. (a)	397,278	981,277
Visa, Inc. Class A	130,613	9,123,318
		23,220,546
SPECIALTY RETAIL - 0.2%
Home Improvement Retail - 0.2%
Home Depot, Inc.	6,600	242,682
THRIFTS & MORTGAGE FINANCE - 0.2%
Thrifts & Mortgage Finance - 0.2%
BofI Holding, Inc. (a)	11,567	174,777
Common Stocks - continued
	Shares	Value
THRIFTS & MORTGAGE FINANCE - CONTINUED
Thrifts & Mortgage Finance - continued
Cheviot Financial Corp.	16,255	$ 145,320
Mayflower Bancorp, Inc.	2,455	21,972
		342,069
TOTAL COMMON STOCKS (Cost $144,667,786)		150,281,937
Money Market Funds - 6.7%

Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c) (Cost $10,462,273)	10,462,273	10,462,273
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $155,130,059)	160,744,210
NET OTHER ASSETS (LIABILITIES) - (3.7)%	(5,749,620)
NET ASSETS - 100%	$ 154,994,590
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $383,168 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Bridge Capital Holdings	11/19/10	$ 414,590
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,276
Fidelity Securities Lending Cash Central Fund	17,054
Total	$ 18,330
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 150,281,937	$ 149,898,769	$ 383,168	$ -
Money Market Funds	10,462,273	10,462,273	-	-
Total Investments in Securities:	$ 160,744,210	$ 160,361,042	$ 383,168	$ -
Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $78,880,478 of which $55,672,202 and $23,208,276 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Financial Services Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,609,877) - See accompanying schedule: Unaffiliated issuers (cost $144,667,786)	$ 150,281,937
Fidelity Central Funds (cost $10,462,273)	10,462,273
Total Investments (cost $155,130,059)		$ 160,744,210
Receivable for investments sold		8,412,528
Receivable for fund shares sold		132,946
Dividends receivable		37,746
Distributions receivable from Fidelity Central Funds		2,728
Prepaid expenses		382
Other receivables		14,389
Total assets		169,344,929

Liabilities
Payable to custodian bank	$ 2,247,905
Payable for investments purchased	1,123,265
Payable for fund shares redeemed	305,448
Accrued management fee	72,894
Distribution and service plan fees payable	63,718
Other affiliated payables	41,796
Other payables and accrued expenses	33,040
Collateral on securities loaned, at value	10,462,273
Total liabilities		14,350,339

Net Assets		$ 154,994,590
Net Assets consist of:
Paid in capital		$ 233,268,047
Accumulated net investment loss		(230,572)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(83,657,529)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,614,644
Net Assets		$ 154,994,590

Statement of Assets and Liabilities - continued

January 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($76,484,472 ÷ 6,910,470 shares)	$ 11.07

Maximum offering price per share (100/94.25 of $11.07)	$ 11.75
Class T: Net Asset Value and redemption price per share ($33,816,587 ÷ 3,067,621 shares)	$ 11.02

Maximum offering price per share (100/96.50 of $11.02)	$ 11.42
Class B: Net Asset Value and offering price per share ($9,740,198 ÷ 906,551 shares)A	$ 10.74

Class C: Net Asset Value and offering price per share ($29,483,737 ÷ 2,768,728 shares)A	$ 10.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,469,596 ÷ 484,474 shares)	$ 11.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Financial Services Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Dividends		$ 826,995
Income from Fidelity Central Funds		18,330
Total income		845,325

Expenses
Management fee	$ 404,982
Transfer agent fees	216,121
Distribution and service plan fees	359,573
Accounting and security lending fees	29,460
Custodian fees and expenses	19,572
Independent trustees' compensation	452
Registration fees	43,725
Audit	24,537
Legal	623
Miscellaneous	767
Total expenses before reductions	1,099,812
Expense reductions	(23,915)	1,075,897
Net investment income (loss)		(230,572)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $437)	(544,040)
Foreign currency transactions	(31,268)
Total net realized gain (loss)		(575,308)
Change in net unrealized appreciation (depreciation) on: Investment securities	10,275,611
Assets and liabilities in foreign currencies	(487)
Total change in net unrealized appreciation (depreciation)		10,275,124
Net gain (loss)		9,699,816
Net increase (decrease) in net assets resulting from operations		$ 9,469,244

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (230,572)	$ (567,469)
Net realized gain (loss)	(575,308)	36,190,039
Change in net unrealized appreciation (depreciation)	10,275,124	(22,169,228)
Net increase (decrease) in net assets resulting from operations	9,469,244	13,453,342
Distributions to shareholders from net investment income	-	(1,313,190)
Share transactions - net increase (decrease)	(4,465,342)	(11,450,926)
Redemption fees	3,326	4,230
Total increase (decrease) in net assets	5,007,228	693,456

Net Assets
Beginning of period	149,987,362	149,293,906
End of period (including accumulated net investment loss of $230,572 and undistributed net investment income of $0, respectively)	$ 154,994,590	$ 149,987,362

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.35	$ 9.53	$ 13.18	$ 21.02	$ 23.34	$ 23.01
Income from Investment Operations
Net investment income (loss) E	- I	(.01)	.19	.30	.23	.20
Net realized and unrealized gain (loss)	.72	.93	(3.58)	(6.41)	.92	2.02
Total from investment operations	.72	.92	(3.39)	(6.11)	1.15	2.22
Distributions from net investment income	-	(.10)	(.24)	(.27)	(.22)	(.26)
Distributions from net realized gain	-	-	(.02)	(1.46)	(3.25)	(1.63)
Total distributions	-	(.10)	(.26)	(1.73)	(3.47) J	(1.89)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.07	$ 10.35	$ 9.53	$ 13.18	$ 21.02	$ 23.34
Total Return B, C, D	6.96%	9.61%	(25.87)%	(31.67)%	4.54%	10.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.27% A	1.27%	1.29%	1.21%	1.23%	1.25%
Expenses net of fee waivers, if any	1.27% A	1.27%	1.29%	1.21%	1.23%	1.25%
Expenses net of all reductions	1.24% A	1.22%	1.28%	1.21%	1.22%	1.23%
Net investment income (loss)	(.07)% A	(.09)%	2.12%	1.75%	1.01%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,484	$ 69,723	$ 68,245	$ 90,037	$ 106,722	$ 85,356
Portfolio turnover rate G	213% A	254%	269%	48%	53%	33%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.47 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $3.250 per share.

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.32	$ 9.52	$ 13.14	$ 20.94	$ 23.26	$ 22.87
Income from Investment Operations
Net investment income (loss) E	(.02)	(.04)	.16	.26	.18	.15
Net realized and unrealized gain (loss)	.72	.92	(3.56)	(6.41)	.91	2.02
Total from investment operations	.70	.88	(3.40)	(6.15)	1.09	2.17
Distributions from net investment income	-	(.08)	(.20)	(.19)	(.16)	(.15)
Distributions from net realized gain	-	-	(.02)	(1.46)	(3.25)	(1.63)
Total distributions	-	(.08)	(.22)	(1.65)	(3.41) J	(1.78)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.02	$ 10.32	$ 9.52	$ 13.14	$ 20.94	$ 23.26
Total Return B, C, D	6.78%	9.26%	(26.00)%	(31.85)%	4.25%	10.11%
Ratios to Average Net Assets F, H
Expenses before reductions	1.53% A	1.53%	1.55%	1.47%	1.46%	1.47%
Expenses net of fee waivers, if any	1.53% A	1.53%	1.55%	1.47%	1.46%	1.47%
Expenses net of all reductions	1.50% A	1.47%	1.54%	1.47%	1.46%	1.46%
Net investment income (loss)	(.33)% A	(.35)%	1.86%	1.50%	.77%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,817	$ 33,310	$ 34,927	$ 53,526	$ 95,426	$ 113,344
Portfolio turnover rate G	213% A	254%	269%	48%	53%	33%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.41 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $3.250 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 9.33	$ 12.85	$ 20.44	$ 22.75	$ 22.33
Income from Investment Operations
Net investment income (loss) E	(.04)	(.09)	.12	.18	.06	.03
Net realized and unrealized gain (loss)	.69	.91	(3.50)	(6.29)	.89	1.97
Total from investment operations	.65	.82	(3.38)	(6.11)	.95	2.00
Distributions from net investment income	-	(.06)	(.12)	(.04)	(.02)	(.01)
Distributions from net realized gain	-	-	(.02)	(1.44)	(3.25)	(1.57)
Total distributions	-	(.06)	(.14)	(1.48)	(3.26) J	(1.58)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.74	$ 10.09	$ 9.33	$ 12.85	$ 20.44	$ 22.75
Total Return B, C, D	6.44%	8.78%	(26.35)%	(32.21)%	3.71%	9.52%
Ratios to Average Net Assets F, H
Expenses before reductions	2.02% A	2.02%	2.04%	1.96%	1.98%	1.99%
Expenses net of fee waivers, if any	2.02% A	2.02%	2.04%	1.96%	1.98%	1.99%
Expenses net of all reductions	1.99% A	1.97%	2.03%	1.96%	1.98%	1.98%
Net investment income (loss)	(.82)% A	(.85)%	1.38%	1.01%	.25%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,740	$ 10,992	$ 12,477	$ 20,420	$ 64,837	$ 113,652
Portfolio turnover rate G	213% A	254%	269%	48%	53%	33%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.26 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $3.247 per share.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00	$ 9.25	$ 12.78	$ 20.40	$ 22.74	$ 22.34
Income from Investment Operations
Net investment income (loss) E	(.04)	(.09)	.12	.17	.06	.04
Net realized and unrealized gain (loss)	.69	.90	(3.48)	(6.24)	.90	1.98
Total from investment operations	.65	.81	(3.36)	(6.07)	.96	2.02
Distributions from net investment income	-	(.06)	(.15)	(.09)	(.05)	(.02)
Distributions from net realized gain	-	-	(.02)	(1.46)	(3.25)	(1.60)
Total distributions	-	(.06)	(.17)	(1.55)	(3.30) J	(1.62)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.65	$ 10.00	$ 9.25	$ 12.78	$ 20.40	$ 22.74
Total Return B, C, D	6.50%	8.79%	(26.38)%	(32.18)%	3.75%	9.58%
Ratios to Average Net Assets F, H
Expenses before reductions	2.02% A	2.02%	2.04%	1.96%	1.94%	1.94%
Expenses net of fee waivers, if any	2.02% A	2.02%	2.04%	1.96%	1.94%	1.94%
Expenses net of all reductions	1.99% A	1.96%	2.03%	1.96%	1.94%	1.93%
Net investment income (loss)	(.82)% A	(.84)%	1.37%	1.01%	.29%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,484	$ 30,804	$ 29,849	$ 37,777	$ 55,219	$ 62,469
Portfolio turnover rate G	213% A	254%	269%	48%	53%	33%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.30 per share is comprised of distributions from net investment income of $.049 and distributions from net realized gain of $3.250 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 9.69	$ 13.38	$ 21.32	$ 23.63	$ 23.29
Income from Investment Operations
Net investment income (loss) D	.01	.02	.21	.36	.31	.29
Net realized and unrealized gain (loss)	.73	.95	(3.63)	(6.51)	.93	2.05
Total from investment operations	.74	.97	(3.42)	(6.15)	1.24	2.34
Distributions from net investment income	-	(.11)	(.25)	(.33)	(.30)	(.37)
Distributions from net realized gain	-	-	(.02)	(1.46)	(3.25)	(1.63)
Total distributions	-	(.11)	(.27)	(1.79)	(3.55) I	(2.00)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.29	$ 10.55	$ 9.69	$ 13.38	$ 21.32	$ 23.63
Total Return B, C	7.01%	9.99%	(25.68)%	(31.47)%	4.88%	10.78%
Ratios to Average Net Assets E, G
Expenses before reductions	.99% A	.99%	1.04%	.93%	.89%	.86%
Expenses net of fee waivers, if any	.99% A	.99%	1.04%	.93%	.89%	.86%
Expenses net of all reductions	.96% A	.94%	1.03%	.92%	.88%	.85%
Net investment income (loss)	.21% A	.19%	2.37%	2.04%	1.34%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,470	$ 5,158	$ 3,797	$ 5,819	$ 8,474	$ 11,892
Portfolio turnover rate F	213% A	254%	269%	48%	53%	33%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $3.55 per share is comprised of distributions from net investment income of $.298 and distributions from net realized gain of $3.250 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Financial Services Fund (the Fund) is a fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, partnerships, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 9,736,818
Gross unrealized depreciation	(8,412,810)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,324,008

Tax cost	$ 159,420,202

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $151,200,484 and $160,967,485, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 87,261	$ 7,326
Class T	.25%	.25%	79,650	-
Class B	.75%	.25%	49,632	37,224
Class C	.75%	.25%	143,030	19,781
			$ 359,573	$ 64,331

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14,003
Class T	3,178
Class B*	11,199
Class C*	2,490
$ 30,870

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financials intermediaries through which the sales are made

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets *
Class A	$ 103,726.30
Class T	48,732.31
Class B	14,790.30
Class C	42,434.30
Institutional Class	6,439.27
	$ 216,121

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9,673 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $261 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $17,054. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $23,915 for the period.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
From net investment income
Class A	$ -	$ 686,640
Class T	-	298,090
Class B	-	78,308
Class C	-	206,470
Institutional Class	-	43,682
Total	$ -	$ 1,313,190

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Class A
Shares sold	1,151,755	2,082,714	$ 11,931,630	$ 22,402,196
Reinvestment of distributions	-	58,808	-	610,428
Shares redeemed	(976,163)	(2,567,565)	(10,032,895)	(27,335,650)
Net increase (decrease)	175,592	(426,043)	$ 1,898,735	$ (4,323,026)
Class T
Shares sold	243,084	481,524	$ 2,551,889	$ 5,227,941
Reinvestment of distributions	-	27,047	-	280,751
Shares redeemed	(401,820)	(952,462)	(4,098,650)	(10,134,806)
Net increase (decrease)	(158,736)	(443,891)	$ (1,546,761)	$ (4,626,114)
Class B
Shares sold	34,282	217,909	$ 354,489	$ 2,331,426
Reinvestment of distributions	-	6,452	-	65,677
Shares redeemed	(217,385)	(472,669)	(2,163,349)	(4,904,869)
Net increase (decrease)	(183,103)	(248,308)	$ (1,808,860)	$ (2,507,766)
Class C
Shares sold	222,630	749,668	$ 2,298,151	$ 8,032,665
Reinvestment of distributions	-	17,064	-	172,172
Shares redeemed	(534,977)	(913,840)	(5,303,255)	(9,328,999)
Net increase (decrease)	(312,347)	(147,108)	$ (3,005,104)	$ (1,124,162)
Institutional Class
Shares sold	157,223	278,977	$ 1,694,132	$ 3,114,760
Reinvestment of distributions	-	3,007	-	31,721
Shares redeemed	(161,902)	(184,671)	(1,697,484)	(2,016,339)
Net increase (decrease)	(4,679)	97,313	$ (3,352)	$ 1,130,142

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Health Care Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Class A	1.20%
Actual		$ 1,000.00	$ 1,244.10	$ 6.79
HypotheticalA		$ 1,000.00	$ 1,019.16	$ 6.11
Class T	1.45%
Actual		$ 1,000.00	$ 1,242.10	$ 8.19
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 7.38
Class B	1.95%
Actual		$ 1,000.00	$ 1,239.60	$ 11.01
HypotheticalA		$ 1,000.00	$ 1,015.38	$ 9.91
Class C	1.92%
Actual		$ 1,000.00	$ 1,238.90	$ 10.84
HypotheticalA		$ 1,000.00	$ 1,015.53	$ 9.75
Institutional Class	.94%
Actual		$ 1,000.00	$ 1,245.30	$ 5.32
HypotheticalA		$ 1,000.00	$ 1,020.47	$ 4.79

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Health Care Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Illumina, Inc.	6.4	5.0
Medco Health Solutions, Inc.	6.5	5.1
Covidien PLC	4.9	3.5
McKesson Corp.	4.3	2.2
Gilead Sciences, Inc.	3.8	2.4
Merck & Co., Inc.	3.5	5.0
Edwards Lifesciences Corp.	3.3	2.0
Valeant Pharmaceuticals International, Inc.	2.9	2.8
Amgen, Inc.	2.5	2.0
Agilent Technologies, Inc.	2.5	1.8
	40.6
Top Industries (% of fund's net assets)
As of January 31, 2011
Health Care Providers & Services	22.5%
Biotechnology	19.7%
Health Care Equipment & Supplies	18.7%
Life Sciences Tools & Services	16.3%
Pharmaceuticals	15.3%
All Others*	7.5%

As of July 31, 2010
Pharmaceuticals	22.4%
Biotechnology	21.4%
Health Care Providers & Services	20.4%
Health Care Equipment & Supplies	16.5%
Life Sciences Tools & Services	10.5%
All Others*	8.8%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Health Care Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
BIOTECHNOLOGY - 19.7%
Biotechnology - 19.7%
Acorda Therapeutics, Inc. (a)	69,400	$ 1,523,330
Alexion Pharmaceuticals, Inc. (a)	109,998	9,220,032
Amgen, Inc. (a)	201,712	11,110,297
Anthera Pharmaceuticals, Inc.	226,988	880,713
ARIAD Pharmaceuticals, Inc. (a)	454,990	2,900,561
ArQule, Inc. (a)	219,100	1,343,083
AVEO Pharmaceuticals, Inc.	29,639	424,727
AVEO Pharmaceuticals, Inc. (e)	28,715	411,486
Biogen Idec, Inc. (a)	80,679	5,282,054
BioMarin Pharmaceutical, Inc. (a)	279,367	7,101,509
Chelsea Therapeutics International Ltd. (a)	197,200	1,175,312
Dynavax Technologies Corp. (a)(d)	627,600	1,882,800
Gilead Sciences, Inc. (a)	436,465	16,751,527
Human Genome Sciences, Inc. (a)	74,600	1,809,796
Incyte Corp. (a)(d)	181,982	2,682,415
Inhibitex, Inc. (a)	254,500	578,988
Keryx Biopharmaceuticals, Inc. (a)	126,140	504,560
Medivir AB (B Shares) (a)	125,900	2,922,483
Micromet, Inc. (a)	103,300	664,219
Neurocrine Biosciences, Inc. (a)	108,400	799,992
Seattle Genetics, Inc. (a)	137,557	2,254,559
Targacept, Inc. (a)	113,715	2,929,298
Theravance, Inc. (a)(d)	127,600	2,684,704
United Therapeutics Corp. (a)	97,248	6,610,919
YM Biosciences, Inc. (a)	179,800	445,414
ZIOPHARM Oncology, Inc. (a)(d)	210,847	1,230,292
		86,125,070
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Carriage Services, Inc. (a)	252,255	1,289,023
Stewart Enterprises, Inc. Class A (d)	167,743	1,070,200
		2,359,223
FOOD & STAPLES RETAILING - 0.5%
Drug Retail - 0.5%
Droga Raia SA	16,000	251,394
Rite Aid Corp. (a)	1,403,800	1,796,864
		2,048,258
HEALTH CARE EQUIPMENT & SUPPLIES - 18.7%
Health Care Equipment - 17.4%
American Medical Systems Holdings, Inc. (a)	205,900	4,019,168
ArthroCare Corp. (a)	69,700	1,950,903
Baxter International, Inc.	50,400	2,443,896
Boston Scientific Corp. (a)	549,200	3,833,416
C. R. Bard, Inc.	111,810	10,549,274
Covidien PLC	453,545	21,529,781
Edwards Lifesciences Corp. (a)	169,072	14,251,079

	Shares	Value
Genmark Diagnostics, Inc.	79,000	$ 368,140
HeartWare International, Inc. (a)(d)	27,941	2,598,792
Hologic, Inc. (a)	156,500	3,117,480
Masimo Corp.	154,272	4,624,303
Orthofix International NV (a)	46,105	1,318,603
Orthovita, Inc. (a)	633,763	1,302,383
William Demant Holding AS (a)	32,969	2,639,845
Wright Medical Group, Inc. (a)	91,771	1,363,717
		75,910,780
Health Care Supplies - 1.3%
Cooper Companies, Inc.	54,802	3,142,347
RTI Biologics, Inc. (a)	658,976	1,766,056
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	340,000	880,874
		5,789,277
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		81,700,057
HEALTH CARE PROVIDERS & SERVICES - 22.5%
Health Care Distributors & Services - 4.5%
McKesson Corp.	250,091	18,799,340
United Drug PLC (Ireland)	335,276	991,425
		19,790,765
Health Care Facilities - 2.2%
Emeritus Corp. (a)(d)	95,575	1,825,483
Hanger Orthopedic Group, Inc. (a)	90,665	1,863,166
Kindred Healthcare, Inc. (a)	136,010	2,544,747
LCA-Vision, Inc. (a)	164,878	1,116,224
Sunrise Senior Living, Inc. (a)(d)	281,609	2,252,872
		9,602,492
Health Care Services - 13.4%
Accretive Health, Inc.	51,708	937,983
Air Methods Corp. (a)	45,700	2,341,668
Express Scripts, Inc. (a)	166,986	9,406,321
Fresenius Medical Care AG & Co. KGaA	64,700	3,785,223
HMS Holdings Corp. (a)	68,000	4,375,120
Laboratory Corp. of America Holdings (a)	33,500	3,011,985
Medco Health Solutions, Inc. (a)	461,275	28,147,001
Omnicare, Inc.	65,300	1,692,576
Sun Healthcare Group, Inc. (a)	145,800	1,821,771
Team Health Holdings, Inc. (a)	180,600	2,792,076
		58,311,724
Managed Health Care - 2.4%
CIGNA Corp.	134,100	5,634,882
UnitedHealth Group, Inc.	115,167	4,727,605
		10,362,487
TOTAL HEALTH CARE PROVIDERS & SERVICES		98,067,468
Common Stocks - continued
	Shares	Value
HEALTH CARE TECHNOLOGY - 2.2%
Health Care Technology - 2.2%
Allscripts-Misys Healthcare Solutions, Inc. (a)	335,243	$ 7,076,980
Computer Programs & Systems, Inc.	46,521	2,414,440
		9,491,420
INTERNET SOFTWARE & SERVICES - 0.7%
Internet Software & Services - 0.7%
WebMD Health Corp. (a)	55,357	2,894,064
LIFE SCIENCES TOOLS & SERVICES - 16.3%
Life Sciences Tools & Services - 16.3%
Agilent Technologies, Inc. (a)	263,212	11,010,158
Bruker BioSciences Corp. (a)	116,000	2,030,000
Covance, Inc. (a)	105,793	5,964,609
Illumina, Inc. (a)	406,000	28,152,041
Lonza Group AG	18,752	1,476,684
PAREXEL International Corp. (a)	104,382	2,422,706
PerkinElmer, Inc.	95,300	2,437,774
QIAGEN NV (a)(d)	379,986	7,010,742
Thermo Fisher Scientific, Inc. (a)	185,000	10,594,950
		71,099,664
MACHINERY - 0.4%
Industrial Machinery - 0.4%
Pall Corp.	35,100	1,944,891
PERSONAL PRODUCTS - 0.4%
Personal Products - 0.4%
Prestige Brands Holdings, Inc. (a)	138,572	1,529,835
PHARMACEUTICALS - 15.3%
Pharmaceuticals - 15.3%
Ardea Biosciences, Inc. (a)	182,414	4,837,619
Cardiome Pharma Corp. (a)	279,000	1,755,769
Columbia Laboratories, Inc. (a)	232,000	524,320
Jazz Pharmaceuticals, Inc. (a)	63,700	1,424,332
Merck & Co., Inc.	453,195	15,032,478
Optimer Pharmaceuticals, Inc. (a)	124,354	1,367,894
Perrigo Co.	89,382	6,501,647
Pfizer, Inc.	581,488	10,594,711
Piramal Healthcare Ltd.	162,732	1,561,801
Shire PLC sponsored ADR	89,400	7,090,314
Valeant Pharmaceuticals International, Inc.	347,404	12,662,843
Watson Pharmaceuticals, Inc. (a)	58,000	3,162,160
		66,515,888

	Shares	Value
SOFTWARE - 0.3%
Application Software - 0.3%
Nuance Communications, Inc. (a)	70,700	$ 1,437,331
TOTAL COMMON STOCKS (Cost $325,024,616)		425,213,169
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 0.19% (b)	10,536,249	10,536,249
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	4,398,637	4,398,637
TOTAL MONEY MARKET FUNDS (Cost $14,934,886)		14,934,886
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $339,959,502)	440,148,055
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(3,930,943)
NET ASSETS - 100%	$ 436,217,112
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $411,486 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AVEO Pharmaceuticals, Inc.	10/28/10	$ 387,653
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,935
Fidelity Securities Lending Cash Central Fund	104,495
Total	$ 111,430
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.1%
Ireland	5.1%
Canada	3.4%
Bailiwick of Jersey	1.6%
Netherlands	1.6%
Others (Individually Less Than 1%)	3.2%
100.0%
Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $32,671,830 of which $30,833,729 and $1,838,101 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Health Care Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,320,296) - See accompanying schedule: Unaffiliated issuers (cost $325,024,616)	$ 425,213,169
Fidelity Central Funds (cost $14,934,886)	14,934,886
Total Investments (cost $339,959,502)		$ 440,148,055
Foreign currency held at value (cost $2)		2
Receivable for investments sold		5,397,973
Receivable for fund shares sold		471,421
Dividends receivable		198,188
Distributions receivable from Fidelity Central Funds		4,261
Prepaid expenses		991
Other receivables		11,074
Total assets		446,231,965

Liabilities
Payable for investments purchased	$ 4,071,304
Payable for fund shares redeemed	1,014,894
Accrued management fee	203,658
Distribution and service plan fees payable	170,332
Other affiliated payables	118,115
Other payables and accrued expenses	37,913
Collateral on securities loaned, at value	4,398,637
Total liabilities		10,014,853

Net Assets		$ 436,217,112
Net Assets consist of:
Paid in capital		$ 344,861,480
Accumulated net investment loss		(1,024,690)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,816,165)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		100,196,487
Net Assets		$ 436,217,112

Statement of Assets and Liabilities - continued

January 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($209,466,676 ÷ 8,857,029 shares)	$ 23.65

Maximum offering price per share (100/94.25 of $23.65)	$ 25.09
Class T: Net Asset Value and redemption price per share ($117,071,562 ÷ 5,105,463 shares)	$ 22.93

Maximum offering price per share (100/96.50 of $22.93)	$ 23.76
Class B: Net Asset Value and offering price per share ($22,543,259 ÷ 1,050,152 shares)A	$ 21.47

Class C: Net Asset Value and offering price per share ($69,226,451 ÷ 3,231,453 shares)A	$ 21.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($17,909,164 ÷ 727,504 shares)	$ 24.62

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Health Care Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Dividends		$ 1,318,047
Special dividends		391,090
Interest		2,132
Income from Fidelity Central Funds (including $104,495 from security lending)		111,430
Total income		1,822,699

Expenses
Management fee	$ 1,131,693
Transfer agent fees	599,415
Distribution and service plan fees	952,185
Accounting and security lending fees	80,415
Custodian fees and expenses	21,551
Independent trustees' compensation	1,194
Registration fees	44,748
Audit	28,065
Legal	1,808
Miscellaneous	2,269
Total expenses before reductions	2,863,343
Expense reductions	(15,954)	2,847,389
Net investment income (loss)		(1,024,690)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	28,014,459
Foreign currency transactions	(10,832)
Total net realized gain (loss)		28,003,627
Change in net unrealized appreciation (depreciation) on: Investment securities	60,948,251
Assets and liabilities in foreign currencies	12,210
Total change in net unrealized appreciation (depreciation)		60,960,461
Net gain (loss)		88,964,088
Net increase (decrease) in net assets resulting from operations		$ 87,939,398

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,024,690)	$ (2,420,957)
Net realized gain (loss)	28,003,627	38,061,892
Change in net unrealized appreciation (depreciation)	60,960,461	5,982,346
Net increase (decrease) in net assets resulting from operations	87,939,398	41,623,281
Share transactions - net increase (decrease)	(30,768,285)	(51,082,260)
Redemption fees	1,504	6,564
Total increase (decrease) in net assets	57,172,617	(9,452,415)

Net Assets
Beginning of period	379,044,495	388,496,910
End of period (including accumulated net investment loss of $1,024,690 and undistributed net investment income of $0, respectively)	$ 436,217,112	$ 379,044,495

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 19.01	$ 17.15	$ 19.72	$ 22.90	$ 23.77	$ 22.94
Income from Investment Operations
Net investment income (loss) E	(.03) J	(.07)	.02	(.03)	(.03)	(.09)
Net realized and unrealized gain (loss)	4.67	1.93	(2.22)	(1.08)	1.91	.96
Total from investment operations	4.64	1.86	(2.20)	(1.11)	1.88	.87
Distributions from net realized gain	-	-	(.37)	(2.07)	(2.75)	(.04)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 23.65	$ 19.01	$ 17.15	$ 19.72	$ 22.90	$ 23.77
Total Return B, C, D	24.41%	10.85%	(11.37)%	(5.64)%	8.54%	3.79%
Ratios to Average Net Assets F, H
Expenses before reductions	1.20% A	1.22%	1.23%	1.20%	1.22%	1.25%
Expenses net of fee waivers, if any	1.20% A	1.22%	1.23%	1.20%	1.22%	1.25%
Expenses net of all reductions	1.19% A	1.21%	1.23%	1.19%	1.21%	1.21%
Net investment income (loss)	(.29)% A, J	(.36)%	.11%	(.13)%	(.14)%	(.38)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 209,467	$ 179,586	$ 177,890	$ 220,888	$ 234,656	$ 199,221
Portfolio turnover rate G	102% A	103%	172%	134%	141%	99%

 A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.48)%.

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 18.46	$ 16.69	$ 19.26	$ 22.39	$ 23.26	$ 22.50
Income from Investment Operations
Net investment income (loss) E	(.06) J	(.12)	(.02)	(.08)	(.09)	(.15)
Net realized and unrealized gain (loss)	4.53	1.89	(2.18)	(1.06)	1.87	.95
Total from investment operations	4.47	1.77	(2.20)	(1.14)	1.78	.80
Distributions from net realized gain	-	-	(.37)	(1.99)	(2.65)	(.04)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 22.93	$ 18.46	$ 16.69	$ 19.26	$ 22.39	$ 23.26
Total Return B, C, D	24.21%	10.61%	(11.65)%	(5.86)%	8.25%	3.55%
Ratios to Average Net Assets F, H
Expenses before reductions	1.45% A	1.47%	1.49%	1.46%	1.48%	1.50%
Expenses net of fee waivers, if any	1.45% A	1.47%	1.49%	1.46%	1.48%	1.50%
Expenses net of all reductions	1.45% A	1.46%	1.49%	1.45%	1.47%	1.47%
Net investment income (loss)	(.55)% A, J	(.62)%	(.15)%	(.40)%	(.40)%	(.63)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 117,072	$ 100,883	$ 103,772	$ 143,237	$ 186,628	$ 218,280
Portfolio turnover rate G	102% A	103%	172%	134%	141%	99%

 A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.74)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 17.32	$ 15.74	$ 18.27	$ 21.29	$ 22.17	$ 21.55
Income from Investment Operations
Net investment income (loss) E	(.10) J	(.20)	(.09)	(.18)	(.20)	(.25)
Net realized and unrealized gain (loss)	4.25	1.78	(2.07)	(.99)	1.79	.91
Total from investment operations	4.15	1.58	(2.16)	(1.17)	1.59	.66
Distributions from net realized gain	-	-	(.37)	(1.85)	(2.47)	(.04)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 21.47	$ 17.32	$ 15.74	$ 18.27	$ 21.29	$ 22.17
Total Return B, C, D	23.96%	10.04%	(12.07)%	(6.30)%	7.66%	3.06%
Ratios to Average Net Assets F, H
Expenses before reductions	1.95% A	1.97%	1.98%	1.95%	1.99%	2.01%
Expenses net of fee waivers, if any	1.95% A	1.97%	1.98%	1.95%	1.99%	2.01%
Expenses net of all reductions	1.94% A	1.96%	1.98%	1.94%	1.98%	1.98%
Net investment income (loss)	(1.04)% A, J	(1.11)%	(.64)%	(.89)%	(.91)%	(1.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,543	$ 23,543	$ 29,381	$ 55,589	$ 113,384	$ 180,364
Portfolio turnover rate G	102% A	103%	172%	134%	141%	99%

 A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.23)%.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 17.29	$ 15.70	$ 18.23	$ 21.29	$ 22.24	$ 21.61
Income from Investment Operations
Net investment income (loss) E	(.10) J	(.19)	(.09)	(.17)	(.19)	(.24)
Net realized and unrealized gain (loss)	4.23	1.78	(2.07)	(1.00)	1.79	.91
Total from investment operations	4.13	1.59	(2.16)	(1.17)	1.60	.67
Distributions from net realized gain	-	-	(.37)	(1.89)	(2.55)	(.04)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 21.42	$ 17.29	$ 15.70	$ 18.23	$ 21.29	$ 22.24
Total Return B, C, D	23.89%	10.13%	(12.09)%	(6.31)%	7.75%	3.10%
Ratios to Average Net Assets F, H
Expenses before reductions	1.92% A	1.94%	1.98%	1.94%	1.94%	1.94%
Expenses net of fee waivers, if any	1.92% A	1.94%	1.98%	1.94%	1.94%	1.94%
Expenses net of all reductions	1.92% A	1.93%	1.98%	1.94%	1.93%	1.91%
Net investment income (loss)	(1.02)% A, J	(1.08)%	(.64)%	(.88)%	(.86)%	(1.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,226	$ 60,861	$ 64,002	$ 83,133	$ 105,519	$ 115,644
Portfolio turnover rate G	102% A	103%	172%	134%	141%	99%

 A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.21)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 19.77	$ 17.78	$ 20.39	$ 23.62	$ 24.43	$ 23.48
Income from Investment Operations
Net investment income (loss) D	- H, I	(.02)	.06	.03	.05	- H
Net realized and unrealized gain (loss)	4.85	2.01	(2.30)	(1.12)	1.96	.99
Total from investment operations	4.85	1.99	(2.24)	(1.09)	2.01	.99
Distributions from net realized gain	-	-	(.37)	(2.14)	(2.82)	(.04)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 24.62	$ 19.77	$ 17.78	$ 20.39	$ 23.62	$ 24.43
Total Return B, C	24.53%	11.19%	(11.19)%	(5.36)%	8.90%	4.21%
Ratios to Average Net Assets E, G
Expenses before reductions	.94% A	.96%	.98%	.93%	.88%	.86%
Expenses net of fee waivers, if any	.94% A	.96%	.98%	.93%	.88%	.86%
Expenses net of all reductions	.93% A	.95%	.98%	.92%	.87%	.83%
Net investment income (loss)	(.03)% A, I	(.10)%	.36%	.14%	.19%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,909	$ 14,172	$ 13,452	$ 18,825	$ 22,174	$ 20,652
Portfolio turnover rate F	102% A	103%	172%	134%	141%	99%

 A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.22)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Health Care Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented on the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 104,713,637
Gross unrealized depreciation	(6,731,559)
Net unrealized appreciation (depreciation) on securities and other investments	$ 97,982,078

Tax cost	$ 342,165,977

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $199,823,478 and $231,679,404, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 240,838	$ 100
Class T	.25%	.25%	271,274	-
Class B	.75%	.25%	115,279	86,508
Class C	.75%	.25%	324,794	13,091
			$ 952,185	$ 99,699

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11,414
Class T	6,350
Class B*	22,418
Class C*	1,147
$ 41,329

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 286,465.30
Class T	165,778.31
Class B	34,421.30
Class C	89,523.28
Institutional Class	23,228.29
	$ 599,415

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,555 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $719 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $15,954 for the period.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Class A
Shares sold	514,731	1,348,328	$ 11,038,735	$ 26,342,454
Shares redeemed	(1,102,846)	(2,277,034)	(23,112,791)	(43,802,733)
Net increase (decrease)	(588,115)	(928,706)	$ (12,074,056)	$ (17,460,279)
Class T
Shares sold	184,270	653,249	$ 3,835,683	$ 12,596,630
Shares redeemed	(543,955)	(1,405,398)	(11,176,513)	(26,754,410)
Net increase (decrease)	(359,685)	(752,149)	$ (7,340,830)	$ (14,157,780)
Class B
Shares sold	9,885	142,178	$ 181,210	$ 2,538,751
Shares redeemed	(318,750)	(649,613)	(6,113,352)	(11,572,231)
Net increase (decrease)	(308,865)	(507,435)	$ (5,932,142)	$ (9,033,480)
Class C
Shares sold	104,718	307,711	$ 2,057,150	$ 5,532,717
Shares redeemed	(394,070)	(862,744)	(7,642,616)	(15,167,135)
Net increase (decrease)	(289,352)	(555,033)	$ (5,585,466)	$ (9,634,418)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Institutional Class
Shares sold	124,466	188,384	$ 2,776,062	$ 3,842,212
Shares redeemed	(113,969)	(227,941)	(2,611,853)	(4,638,515)
Net increase (decrease)	10,497	(39,557)	$ 164,209	$ (796,303)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Industrials Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Class A	1.16%
Actual		$ 1,000.00	$ 1,242.90	$ 6.56
HypotheticalA		$ 1,000.00	$ 1,019.36	$ 5.90
Class T	1.41%
Actual		$ 1,000.00	$ 1,241.30	$ 7.97
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 7.17
Class B	1.95%
Actual		$ 1,000.00	$ 1,238.40	$ 11.00
HypotheticalA		$ 1,000.00	$ 1,015.38	$ 9.91
Class C	1.91%
Actual		$ 1,000.00	$ 1,238.20	$ 10.78
HypotheticalA		$ 1,000.00	$ 1,015.58	$ 9.70
Institutional Class	.87%
Actual		$ 1,000.00	$ 1,244.90	$ 4.92
HypotheticalA		$ 1,000.00	$ 1,020.82	$ 4.43

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Industrials Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	13.6	13.4
United Technologies Corp.	5.5	6.5
Caterpillar, Inc.	4.4	4.1
Union Pacific Corp.	3.6	4.5
Emerson Electric Co.	3.4	1.2
Honeywell International, Inc.	3.0	3.3
3M Co.	3.0	5.3
Danaher Corp.	2.6	2.8
The Boeing Co.	2.3	0.0
Ingersoll-Rand Co. Ltd.	2.1	3.9
	43.5
Top Industries (% of fund's net assets)
As of January 31, 2011
Machinery	20.2%
Industrial Conglomerates	19.5%
Aerospace & Defense	18.7%
Electrical Equipment	10.2%
Road & Rail	7.5%
All Others*	23.9%

As of July 31, 2010
Machinery	25.1%
Industrial Conglomerates	20.9%
Aerospace & Defense	18.5%
Road & Rail	7.6%
Electrical Equipment	5.4%
All Others*	22.5%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Industrials Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
AEROSPACE & DEFENSE - 18.7%
Aerospace & Defense - 18.7%
Bombardier, Inc. Class B (sub. vtg.)	564,600	$ 3,214,684
DigitalGlobe, Inc. (a)	108,696	3,338,054
Embraer SA sponsored ADR	47,600	1,570,800
Esterline Technologies Corp. (a)	42,317	3,012,124
GeoEye, Inc. (a)	46,916	1,872,887
Goodrich Corp.	55,100	4,993,162
Honeywell International, Inc.	242,195	13,565,342
Meggitt PLC	179,900	1,022,886
Precision Castparts Corp.	59,152	8,458,144
Rockwell Collins, Inc.	76,397	4,900,104
The Boeing Co.	151,395	10,518,925
TransDigm Group, Inc. (a)	39,087	3,028,461
United Technologies Corp.	302,952	24,629,998
		84,125,571
AIR FREIGHT & LOGISTICS - 0.5%
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	26,804	2,066,320
AIRLINES - 0.2%
Airlines - 0.2%
Copa Holdings SA Class A	17,800	1,001,250
AUTO COMPONENTS - 0.2%
Auto Parts & Equipment - 0.2%
Modine Manufacturing Co. (a)	63,800	1,052,700
AUTOMOBILES - 0.4%
Automobile Manufacturers - 0.4%
General Motors Co.	54,084	1,973,525
BUILDING PRODUCTS - 2.8%
Building Products - 2.8%
A.O. Smith Corp.	103,301	4,422,316
Lennox International, Inc.	75,200	3,695,328
Owens Corning (a)	137,361	4,597,473
		12,715,117
COMMERCIAL SERVICES & SUPPLIES - 2.1%
Diversified Support Services - 0.5%
Iron Mountain, Inc.	86,101	2,100,003
Environmental & Facility Services - 0.7%
Republic Services, Inc.	107,932	3,328,623
Security & Alarm Services - 0.9%
The Geo Group, Inc. (a)	167,235	3,975,176
TOTAL COMMERCIAL SERVICES & SUPPLIES		9,403,802
CONSTRUCTION & ENGINEERING - 7.3%
Construction & Engineering - 7.3%
EMCOR Group, Inc. (a)	164,800	4,990,144
Fluor Corp.	93,960	6,501,092
Foster Wheeler Ag (a)	128,231	4,720,183

	Shares	Value
Jacobs Engineering Group, Inc. (a)	145,911	$ 7,495,448
MYR Group, Inc. (a)	109,251	2,402,429
Quanta Services, Inc. (a)	154,500	3,666,285
Shaw Group, Inc. (a)	79,400	2,998,938
		32,774,519
ELECTRICAL EQUIPMENT - 10.2%
Electrical Components & Equipment - 9.3%
Acuity Brands, Inc.	26,700	1,473,840
AMETEK, Inc.	92,200	3,759,916
Cooper Industries PLC Class A	83,623	5,122,745
Emerson Electric Co.	258,954	15,247,212
Fushi Copperweld, Inc. (a)	208,221	2,007,250
General Cable Corp. (a)	73,800	2,731,338
GrafTech International Ltd. (a)	127,900	2,685,900
Hubbell, Inc. Class B	16,300	998,212
Polypore International, Inc. (a)	26,300	1,266,345
Prysmian SpA	111,200	2,243,911
Regal-Beloit Corp.	43,912	2,930,687
Sensata Technologies Holding BV	56,000	1,764,560
		42,231,916
Heavy Electrical Equipment - 0.9%
Alstom SA	71,131	3,969,628
TOTAL ELECTRICAL EQUIPMENT		46,201,544
ELECTRONIC EQUIPMENT & COMPONENTS - 0.1%
Electronic Equipment & Instruments - 0.1%
HLS Systems International Ltd. (a)	18,900	303,345
ENERGY EQUIPMENT & SERVICES - 0.5%
Oil & Gas Equipment & Services - 0.5%
Dresser-Rand Group, Inc. (a)	46,952	2,156,505
HOUSEHOLD DURABLES - 1.0%
Household Appliances - 1.0%
Stanley Black & Decker, Inc.	60,376	4,388,128
INDUSTRIAL CONGLOMERATES - 19.5%
Industrial Conglomerates - 19.5%
3M Co.	153,420	13,488,686
General Electric Co.	3,052,305	61,473,424
Textron, Inc.	327,200	8,602,088
Tyco International Ltd.	99,776	4,472,958
		88,037,156
LIFE SCIENCES TOOLS & SERVICES - 0.5%
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc. (a)	49,300	2,062,219
MACHINERY - 20.2%
Construction & Farm Machinery & Heavy Trucks - 10.3%
Ashok Leyland Ltd.	469,023	603,359
Caterpillar, Inc.	202,195	19,614,937
Cummins, Inc.	83,971	8,890,849
Fiat Industrial SpA (a)	329,100	4,453,567
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Construction & Farm Machinery & Heavy Trucks - continued
Komatsu Ltd.	48,700	$ 1,450,083
MAN SE	16,340	1,888,877
PACCAR, Inc.	120,118	6,785,466
Tata Motors Ltd. sponsored ADR (d)	45,900	1,113,534
Weichai Power Co. Ltd. (H Shares)	222,000	1,507,657
		46,308,329
Industrial Machinery - 9.9%
Actuant Corp. Class A	103,060	2,857,854
Danaher Corp.	251,654	11,591,183
Gardner Denver, Inc.	40,632	2,931,192
Harsco Corp.	106,031	3,421,620
Ingersoll-Rand Co. Ltd.	202,893	9,576,550
Pall Corp.	75,913	4,206,339
Sandvik AB	62,100	1,218,666
SmartHeat, Inc. (a)(d)	313,515	1,492,331
SPX Corp.	70,400	5,517,952
TriMas Corp. (a)	18,399	350,317
Weg SA	149,400	1,779,361
		44,943,365
TOTAL MACHINERY		91,251,694
MARINE - 0.3%
Marine - 0.3%
Kuehne & Nagel International AG	9,950	1,286,761
PROFESSIONAL SERVICES - 2.1%
Human Resource & Employment Services - 1.4%
Towers Watson & Co.	119,810	6,533,239
Research & Consulting Services - 0.7%
IHS, Inc. Class A (a)	37,900	3,106,284
TOTAL PROFESSIONAL SERVICES		9,639,523
ROAD & RAIL - 7.5%
Railroads - 7.2%
CSX Corp.	108,960	7,692,576
Kansas City Southern (a)	60,231	3,010,345
Norfolk Southern Corp.	92,110	5,636,211
Union Pacific Corp.	169,392	16,029,565
		32,368,697

	Shares	Value
Trucking - 0.3%
Saia, Inc. (a)	118,526	$ 1,696,107
TOTAL ROAD & RAIL		34,064,804
TRADING COMPANIES & DISTRIBUTORS - 3.5%
Trading Companies & Distributors - 3.5%
Barloworld Ltd.	225,900	2,178,001
Finning International, Inc.	53,700	1,563,099
Mills Estruturas e Servicos de Engenharia SA	167,000	2,092,132
Rush Enterprises, Inc. Class A (a)	289,328	5,517,485
WESCO International, Inc. (a)	77,401	4,338,326
		15,689,043
TOTAL COMMON STOCKS (Cost $360,945,974)		440,193,526
Money Market Funds - 4.4%

Fidelity Cash Central Fund, 0.19% (b)	17,368,856	17,368,856
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	2,366,351	2,366,351
TOTAL MONEY MARKET FUNDS (Cost $19,735,207)		19,735,207
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $380,681,181)	459,928,733
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(8,991,331)
NET ASSETS - 100%	$ 450,937,402
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,537
Fidelity Securities Lending Cash Central Fund	7,419
Total	$ 11,956
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.6%
Ireland	3.2%
Switzerland	2.4%
Italy	1.5%
Brazil	1.3%
Canada	1.0%
Others (Individually Less Than 1%)	4.0%
100.0%
Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $49,540,826 of which $29,658,388 and $19,882,438 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Industrials Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,190,045) - See accompanying schedule: Unaffiliated issuers (cost $360,945,974)	$ 440,193,526
Fidelity Central Funds (cost $19,735,207)	19,735,207
Total Investments (cost $380,681,181)		$ 459,928,733
Receivable for investments sold		6,060,979
Receivable for fund shares sold		1,861,292
Dividends receivable		202,951
Distributions receivable from Fidelity Central Funds		2,392
Prepaid expenses		833
Other receivables		4,834
Total assets		468,062,014

Liabilities
Payable for investments purchased	$ 13,292,650
Payable for fund shares redeemed	981,770
Accrued management fee	197,798
Distribution and service plan fees payable	155,475
Other affiliated payables	95,915
Other payables and accrued expenses	34,653
Collateral on securities loaned, at value	2,366,351
Total liabilities		17,124,612

Net Assets		$ 450,937,402
Net Assets consist of:
Paid in capital		$ 404,341,886
Distributions in excess of net investment income		(144,610)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(32,507,985)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		79,248,111
Net Assets		$ 450,937,402

Statement of Assets and Liabilities - continued

January 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($223,665,824 ÷ 8,363,774 shares)	$ 26.74

Maximum offering price per share (100/94.25 of $26.74)	$ 28.37
Class T: Net Asset Value and redemption price per share ($71,028,003 ÷ 2,694,257 shares)	$ 26.36

Maximum offering price per share (100/96.50 of $26.36)	$ 27.32
Class B: Net Asset Value and offering price per share ($32,555,415 ÷ 1,300,357 shares)A	$ 25.04

Class C: Net Asset Value and offering price per share ($68,464,185 ÷ 2,726,255 shares)A	$ 25.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($55,223,975 ÷ 1,993,814 shares)	$ 27.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Industrials Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Dividends		$ 2,715,404
Income from Fidelity Central Funds		11,956
Total income		2,727,360

Expenses
Management fee	$ 1,023,338
Transfer agent fees	467,365
Distribution and service plan fees	820,615
Accounting and security lending fees	71,632
Custodian fees and expenses	19,340
Independent trustees' compensation	992
Registration fees	50,545
Audit	23,899
Legal	1,042
Miscellaneous	1,906
Total expenses before reductions	2,480,674
Expense reductions	(8,611)	2,472,063
Net investment income (loss)		255,297
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,302,756
Foreign currency transactions	(33,281)
Total net realized gain (loss)		21,269,475
Change in net unrealized appreciation (depreciation) on: Investment securities	59,357,242
Assets and liabilities in foreign currencies	170
Total change in net unrealized appreciation (depreciation)		59,357,412
Net gain (loss)		80,626,887
Net increase (decrease) in net assets resulting from operations		$ 80,882,184

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 255,297	$ 292,700
Net realized gain (loss)	21,269,475	53,593,720
Change in net unrealized appreciation (depreciation)	59,357,412	14,761,999
Net increase (decrease) in net assets resulting from operations	80,882,184	68,648,419
Distributions to shareholders from net investment income	(328,907)	(658,116)
Share transactions - net increase (decrease)	36,762,510	10,867,809
Redemption fees	3,903	9,545
Total increase (decrease) in net assets	117,319,690	78,867,657

Net Assets
Beginning of period	333,617,712	254,750,055
End of period (including distributions in excess of net investment income of $144,610 and distributions in excess of net investment income of $71,000, respectively)	$ 450,937,402	$ 333,617,712

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
,	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 21.54	$ 16.87	$ 21.97	$ 25.49	$ 22.16	$ 21.53
Income from Investment Operations
Net investment income (loss) E	.04	.06	.13	.11	.09	.08
Net realized and unrealized gain (loss)	5.19	4.68	(5.08)	(1.17)	5.11	1.63
Total from investment operations	5.23	4.74	(4.95)	(1.06)	5.20	1.71
Distributions from net investment income	(.03)	(.07)	(.13)	-	(.06)	-
Distributions from net realized gain	-	-	(.02)	(2.46)	(1.81)	(1.08)
Total distributions	(.03)	(.07)	(.15)	(2.46)	(1.87)	(1.08)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 26.74	$ 21.54	$ 16.87	$ 21.97	$ 25.49	$ 22.16
Total Return B, C, D	24.29%	28.13%	(22.49)%	(4.71)%	25.13%	8.40%
Ratios to Average Net Assets F, H
Expenses before reductions	1.16% A	1.18%	1.23%	1.17%	1.21%	1.26%
Expenses net of fee waivers, if any	1.16% A	1.18%	1.23%	1.17%	1.21%	1.26%
Expenses net of all reductions	1.15% A	1.17%	1.23%	1.16%	1.21%	1.24%
Net investment income (loss)	.34% A	.31%	.89%	.46%	.38%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 223,666	$ 165,029	$ 130,860	$ 188,859	$ 157,451	$ 99,255
Portfolio turnover rate G	77% A	110%	135%	91%	130%	94%

 A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 21.24	$ 16.64	$ 21.67	$ 25.17	$ 21.86	$ 21.27
Income from Investment Operations
Net investment income (loss) E	.01	.01	.10	.05	.03	.02
Net realized and unrealized gain (loss)	5.12	4.61	(5.03)	(1.15)	5.05	1.61
Total from investment operations	5.13	4.62	(4.93)	(1.10)	5.08	1.63
Distributions from net investment income	(.01)	(.02)	(.08)	-	(.03)	-
Distributions from net realized gain	-	-	(.02)	(2.40)	(1.74)	(1.04)
Total distributions	(.01)	(.02)	(.10)	(2.40)	(1.77)	(1.04)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 26.36	$ 21.24	$ 16.64	$ 21.67	$ 25.17	$ 21.86
Total Return B, C, D	24.13%	27.80%	(22.68)%	(4.96)%	24.82%	8.13%
Ratios to Average Net Assets F, H
Expenses before reductions	1.41% A	1.44%	1.48%	1.41%	1.46%	1.49%
Expenses net of fee waivers, if any	1.41% A	1.44%	1.48%	1.41%	1.46%	1.49%
Expenses net of all reductions	1.40% A	1.43%	1.48%	1.41%	1.46%	1.47%
Net investment income (loss)	.09% A	.06%	.63%	.21%	.13%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,028	$ 58,202	$ 48,054	$ 85,025	$ 75,530	$ 55,936
Portfolio turnover rate G	77% A	110%	135%	91%	130%	94%

 A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 20.22	$ 15.90	$ 20.74	$ 24.19	$ 21.02	$ 20.55
Income from Investment Operations
Net investment income (loss) E	(.05)	(.09)	.02	(.07)	(.09)	(.09)
Net realized and unrealized gain (loss)	4.87	4.41	(4.82)	(1.10)	4.87	1.55
Total from investment operations	4.82	4.32	(4.80)	(1.17)	4.78	1.46
Distributions from net investment income	-	-	(.04)	-	-	-
Distributions from net realized gain	-	-	-	(2.28)	(1.61)	(.99)
Total distributions	-	-	(.04)	(2.28)	(1.61)	(.99)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 25.04	$ 20.22	$ 15.90	$ 20.74	$ 24.19	$ 21.02
Total Return B, C, D	23.84%	27.17%	(23.10)%	(5.46)%	24.18%	7.54%
Ratios to Average Net Assets F, H
Expenses before reductions	1.95% A	1.97%	1.98%	1.95%	2.00%	2.04%
Expenses net of fee waivers, if any	1.95% A	1.97%	1.98%	1.95%	2.00%	2.04%
Expenses net of all reductions	1.95% A	1.97%	1.98%	1.95%	2.00%	2.02%
Net investment income (loss)	(.46)% A	(.48)%	.13%	(.33)%	(.41)%	(.44)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,555	$ 29,048	$ 25,212	$ 39,989	$ 44,330	$ 37,082
Portfolio turnover rate G	77% A	110%	135%	91%	130%	94%

 A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 20.28	$ 15.94	$ 20.79	$ 24.26	$ 21.16	$ 20.68
Income from Investment Operations
Net investment income (loss) E	(.05)	(.08)	.02	(.06)	(.08)	(.08)
Net realized and unrealized gain (loss)	4.88	4.42	(4.83)	(1.11)	4.88	1.56
Total from investment operations	4.83	4.34	(4.81)	(1.17)	4.80	1.48
Distributions from net investment income	-	-	(.04)	-	-	-
Distributions from net realized gain	-	-	-	(2.30)	(1.70)	(1.00)
Total distributions	-	-	(.04)	(2.30)	(1.70)	(1.00)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 25.11	$ 20.28	$ 15.94	$ 20.79	$ 24.26	$ 21.16
Total Return B, C, D	23.82%	27.23%	(23.09)%	(5.44)%	24.25%	7.59%
Ratios to Average Net Assets F, H
Expenses before reductions	1.91% A	1.93%	1.98%	1.91%	1.94%	1.99%
Expenses net of fee waivers, if any	1.91% A	1.93%	1.98%	1.91%	1.94%	1.99%
Expenses net of all reductions	1.90% A	1.92%	1.98%	1.90%	1.94%	1.97%
Net investment income (loss)	(.41)% A	(.43)%	.14%	(.28)%	(.35)%	(.38)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,464	$ 51,760	$ 37,862	$ 57,742	$ 57,862	$ 42,363
Portfolio turnover rate G	77% A	110%	135%	91%	130%	94%

 A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 22.30	$ 17.45	$ 22.72	$ 26.26	$ 22.77	$ 22.06
Income from Investment Operations
Net investment income (loss) D	.08	.13	.19	.18	.16	.16
Net realized and unrealized gain (loss)	5.38	4.83	(5.27)	(1.19)	5.27	1.66
Total from investment operations	5.46	4.96	(5.08)	(1.01)	5.43	1.82
Distributions from net investment income	(.06)	(.11)	(.17)	-	(.13)	-
Distributions from net realized gain	-	-	(.02)	(2.53)	(1.81)	(1.11)
Total distributions	(.06)	(.11)	(.19)	(2.53)	(1.94)	(1.11)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 27.70	$ 22.30	$ 17.45	$ 22.72	$ 26.26	$ 22.77
Total Return B, C	24.49%	28.52%	(22.31)%	(4.40)%	25.53%	8.73%
Ratios to Average Net Assets E, G
Expenses before reductions	.87% A	.89%	.96%	.88%	.92%	.91%
Expenses net of fee waivers, if any	.87% A	.89%	.96%	.88%	.92%	.91%
Expenses net of all reductions	.86% A	.88%	.95%	.87%	.91%	.89%
Net investment income (loss)	.63% A	.61%	1.16%	.75%	.67%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,224	$ 29,578	$ 12,762	$ 33,642	$ 19,498	$ 13,043
Portfolio turnover rate F	77% A	110%	135%	91%	130%	94%

 A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Industrials Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 79,750,986
Gross unrealized depreciation	(3,435,086)
Net unrealized appreciation (depreciation) on securities and other investments	$ 76,315,900

Tax cost	$ 383,612,833

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $166,961,188 and $139,559,238, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 229,809	-
Class T	.25%	.25%	155,188	-
Class B	.75%	.25%	149,492	112,119
Class C	.75%	.25%	286,126	55,987
			$ 820,615	168,106

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 39,050
Class T	7,272
Class B*	34,507
Class C*	1,436
$ 82,265

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets *
Class A	$ 234,679.26
Class T	78,987.25
Class B	44,754.30
Class C	72,743.25
Institutional Class	36,202.22
	$ 467,365

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,855 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $631 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $7,419. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $8,611 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
From net investment income
Class A	$ 235,263	$ 508,657
Class T	13,200	67,522
Class B	-	-
Class C	-	-
Institutional Class	80,444	81,937
Total	$ 328,907	$ 658,116

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Class A
Shares sold	1,526,260	2,293,002	$ 37,351,822	$ 46,751,968
Reinvestment of distributions	8,108	24,478	205,122	465,084
Shares redeemed	(833,458)	(2,413,077)	(19,577,054)	(48,350,817)
Net increase (decrease)	700,910	(95,597)	$ 17,979,890	$ (1,133,765)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Class T
Shares sold	305,538	640,220	$ 7,242,234	$ 12,504,319
Reinvestment of distributions	500	3,441	12,596	64,976
Shares redeemed	(352,465)	(791,417)	(8,009,702)	(15,762,597)
Net increase (decrease)	(46,427)	(147,756)	$ (754,872)	$ (3,193,302)
Class B
Shares sold	40,519	230,669	$ 890,229	$ 4,429,240
Reinvestment of distributions	-	-	-	-
Shares redeemed	(176,909)	(379,173)	(3,834,258)	(7,171,787)
Net increase (decrease)	(136,390)	(148,504)	$ (2,944,029)	$ (2,742,547)
Class C
Shares sold	444,395	965,412	$ 10,090,157	$ 18,697,081
Reinvestment of distributions	-	-	-	-
Shares redeemed	(270,929)	(787,460)	(5,890,230)	(14,785,582)
Net increase (decrease)	173,466	177,952	$ 4,199,927	$ 3,911,499
Institutional Class
Shares sold	1,064,964	1,199,584	$ 27,581,412	$ 26,360,020
Reinvestment of distributions	2,269	3,299	59,382	64,789
Shares redeemed	(400,004)	(607,717)	(9,359,200)	(12,398,885)
Net increase (decrease)	667,229	595,166	$ 18,281,594	$ 14,025,924

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Technology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Class A	1.19%
Actual		$ 1,000.00	$ 1,315.20	$ 6.94
HypotheticalA		$ 1,000.00	$ 1,019.21	$ 6.06
Class T	1.44%
Actual		$ 1,000.00	$ 1,313.40	$ 8.40
HypotheticalA		$ 1,000.00	$ 1,017.95	$ 7.32
Class B	1.94%
Actual		$ 1,000.00	$ 1,310.40	$ 11.30
HypotheticalA		$ 1,000.00	$ 1,015.43	$ 9.86
Class C	1.94%
Actual		$ 1,000.00	$ 1,310.70	$ 11.30
HypotheticalA		$ 1,000.00	$ 1,015.43	$ 9.86
Institutional Class	.90%
Actual		$ 1,000.00	$ 1,316.70	$ 5.26
HypotheticalA		$ 1,000.00	$ 1,020.67	$ 4.58

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Technology Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	13.7	13.3
Google, Inc. Class A	6.3	4.9
Oracle Corp.	4.7	4.0
Corning, Inc.	3.3	0.4
QUALCOMM, Inc.	3.2	3.5
EMC Corp.	2.3	0.9
Cisco Systems, Inc.	2.2	3.5
Accenture PLC Class A	1.8	0.5
Trimble Navigation Ltd.	1.7	1.4
Marvell Technology Group Ltd.	1.7	0.6
	40.9
Top Industries (% of fund's net assets)
As of January 31, 2011
Software	21.2%
Computers & Peripherals	20.5%
Semiconductors & Semiconductor Equipment	15.8%
Internet Software & Services	10.8%
Communications Equipment	10.4%
All Others*	21.3%

As of July 31, 2010
Software	23.0%
Computers & Peripherals	21.1%
Communications Equipment	14.4%
Semiconductors & Semiconductor Equipment	14.2%
Internet Software & Services	10.4%
All Others*	16.9%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Technology Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
AUTOMOBILES - 0.0%
Automobile Manufacturers - 0.0%
Tesla Motors, Inc. (a)	7,300	$ 175,930
BUILDING PRODUCTS - 0.1%
Building Products - 0.1%
Asahi Glass Co. Ltd.	33,000	411,294
CHEMICALS - 0.0%
Commodity Chemicals - 0.0%
STR Holdings, Inc. (a)(d)	14,023	256,340
COMMUNICATIONS EQUIPMENT - 10.3%
Communications Equipment - 10.3%
Acme Packet, Inc. (a)	25,817	1,388,438
Adtran, Inc.	73,649	3,029,183
Alcatel-Lucent SA sponsored ADR (a)	133,502	441,892
Aruba Networks, Inc. (a)	9,800	211,190
Balda AG (a)	83,039	829,185
China Wireless Technologies Ltd.	1,176,000	650,082
Ciena Corp. (a)	133,449	2,939,881
Cisco Systems, Inc. (a)	878,218	18,574,311
DG FastChannel, Inc. (a)	31,179	854,616
Emulex Corp. (a)	5,400	61,614
F5 Networks, Inc. (a)	576	62,427
Finisar Corp. (a)	3,674	122,344
HTC Corp.	345,300	11,640,796
Infinera Corp. (a)	70,900	520,052
Juniper Networks, Inc. (a)	60,898	2,260,534
Motorola Mobility Holdings, Inc.	250,273	6,975,109
Motorola Solutions, Inc.	5,662	219,516
QUALCOMM, Inc.	498,217	26,968,486
Riverbed Technology, Inc. (a)	47,870	1,717,097
Sandvine Corp. (a)	751,600	2,166,840
Sandvine Corp. (U.K.) (a)	554,200	1,610,950
Sonus Networks, Inc. (a)	29,060	79,915
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	101,641	1,257,299
ZTE Corp. (H Shares)	265,600	1,047,507
		85,629,264
COMPUTERS & PERIPHERALS - 20.5%
Computer Hardware - 15.4%
Apple, Inc. (a)	335,634	113,887,330
Hewlett-Packard Co.	269,569	12,316,608
Stratasys, Inc. (a)	56,775	1,875,278
		128,079,216
Computer Storage & Peripherals - 5.1%
Chicony Electronics Co. Ltd.	198,748	435,275
EMC Corp. (a)	775,275	19,296,595
Imagination Technologies Group PLC (a)	326,491	1,883,050
NetApp, Inc. (a)	114,047	6,241,792
SanDisk Corp. (a)	131,190	5,952,090
Seagate Technology (a)	228,348	3,196,872

	Shares	Value
Smart Technologies, Inc. Class A (a)	52,300	$ 492,666
Western Digital Corp. (a)	140,635	4,784,403
		42,282,743
TOTAL COMPUTERS & PERIPHERALS		170,361,959
CONSUMER FINANCE - 0.1%
Consumer Finance - 0.1%
Discover Financial Services	40,000	823,600
Netspend Holdings, Inc. (d)	3,100	44,330
		867,930
DIVERSIFIED CONSUMER SERVICES - 0.0%
Education Services - 0.0%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	809	79,816
DIVERSIFIED FINANCIAL SERVICES - 0.0%
Specialized Finance - 0.0%
CME Group, Inc.	1,213	374,283
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
A123 Systems, Inc. (a)(d)	2,200	19,932
Acuity Brands, Inc.	1,582	87,326
American Superconductor Corp. (a)(d)	10,569	288,217
		395,475
ELECTRONIC EQUIPMENT & COMPONENTS - 9.1%
Electronic Components - 5.2%
Aeroflex Holding Corp.	47,400	743,706
Amphenol Corp. Class A	1,400	77,476
AU Optronics Corp. sponsored ADR (a)(d)	210,614	2,021,894
Cando Corp. (a)	1,259,298	956,182
Cando Corp. rights 2/11/11 (a)	303,742	42,361
Chimei Innolux Corp. (a)	1,267,000	1,603,383
Corning, Inc.	1,233,867	27,404,186
DigiTech Systems Co., Ltd.	64,859	1,169,909
E Ink Holdings, Inc. (a)	308,000	561,061
E Ink Holdings, Inc. GDR (a)(e)	4,700	85,675
J Touch Corp.	176,000	636,364
J Touch Corp. rights 3/11/11 (a)	11,750	10,115
LG Display Co. Ltd. sponsored ADR (d)	124,732	2,114,207
Nippon Electric Glass Co. Ltd.	218,000	3,280,093
Vishay Intertechnology, Inc. (a)	53,057	875,441
Young Fast Optoelectron Co. Ltd.	196,000	1,964,050
		43,546,103
Electronic Equipment & Instruments - 0.2%
Chroma ATE, Inc.	364,003	1,128,108
Itron, Inc. (a)	1,027	59,587
Test Research, Inc.	266,500	438,660
Vishay Precision Group, Inc. (a)	5,039	93,473
		1,719,828
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Manufacturing Services - 2.7%
Benchmark Electronics, Inc. (a)	1,200	$ 22,788
Flextronics International Ltd. (a)	148,900	1,189,711
IPG Photonics Corp. (a)	3,600	124,740
Jabil Circuit, Inc.	334,566	6,761,579
Ju Teng International Holdings Ltd.	190,000	88,459
KEMET Corp. (a)	15,200	237,120
Multi-Fineline Electronix, Inc. (a)	2,289	66,152
Trimble Navigation Ltd. (a)	311,295	14,344,474
		22,835,023
Technology Distributors - 1.0%
Anixter International, Inc.	33,635	2,128,086
Arrow Electronics, Inc. (a)	33,478	1,265,468
Avnet, Inc. (a)	35,800	1,275,196
Digital China Holdings Ltd. (H Shares)	795,000	1,525,395
Inspur International Ltd.	1,899,000	163,186
Synnex Technology International Corp.	154,633	407,882
VST Holdings Ltd. (a)	2,000,000	728,504
WPG Holding Co. Ltd.	204,565	402,931
		7,896,648
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		75,997,602
HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%
Health Care Equipment - 0.3%
Biosensors International Group Ltd. (a)	2,005,000	1,739,798
China Medical Technologies, Inc. sponsored ADR (a)(d)	1,900	23,332
Golden Meditech Holdings Ltd. (a)	2,168,000	408,752
Microport Scientific Corp.	492,000	389,975
Mingyuan Medicare Development Co. Ltd.	270,000	34,283
		2,596,140
Health Care Supplies - 0.3%
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	820,000	2,124,461
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		4,720,601
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Health Care Distributors & Services - 0.0%
Sinopharm Group Co. Ltd. (H Shares)	88,400	312,361
HEALTH CARE TECHNOLOGY - 0.1%
Health Care Technology - 0.1%
athenahealth, Inc. (a)	600	25,764
Medidata Solutions, Inc. (a)	17,600	439,120
		464,884

	Shares	Value
HOTELS, RESTAURANTS & LEISURE - 0.0%
Hotels, Resorts & Cruise Lines - 0.0%
Ctrip.com International Ltd. sponsored ADR (a)	1,600	$ 65,856
HOUSEHOLD DURABLES - 0.2%
Consumer Electronics - 0.0%
Skyworth Digital Holdings Ltd.	638,651	398,092
TomTom Group BV (a)	160	1,580
		399,672
Household Appliances - 0.2%
Haier Electronics Group Co. Ltd. (a)	1,232,000	1,289,391
TOTAL HOUSEHOLD DURABLES		1,689,063
INTERNET & CATALOG RETAIL - 0.7%
Internet Retail - 0.7%
Amazon.com, Inc. (a)	4,569	775,085
E-Commerce China Dangdang, Inc. ADR	260	7,358
Expedia, Inc.	113,400	2,853,144
MakeMyTrip Ltd.	8,300	238,625
Priceline.com, Inc. (a)	4,703	2,015,330
		5,889,542
INTERNET SOFTWARE & SERVICES - 10.8%
Internet Software & Services - 10.8%
Akamai Technologies, Inc. (a)	15,229	735,865
Alibaba.com Ltd. (d)	1,456,500	2,876,834
Baidu.com, Inc. sponsored ADR (a)	11,435	1,242,184
China Finance Online Co. Ltd. ADR (a)	86,946	494,723
ChinaCache International Holdings Ltd. sponsored ADR	1,400	30,912
DealerTrack Holdings, Inc. (a)	12,300	243,110
Digital River, Inc. (a)	23,641	750,365
eBay, Inc. (a)	355,626	10,796,805
Google, Inc. Class A (a)	86,564	51,969,563
IntraLinks Holdings, Inc.	69,990	1,416,598
Kakaku.com, Inc.	165	931,743
LogMeIn, Inc. (a)	31,900	1,229,107
Mail.ru Group Ltd. GDR unit (a)(e)	42,400	1,509,440
MediaMind Technologies, Inc. (a)	5,100	77,163
Mercadolibre, Inc. (a)	37,634	2,550,833
Monster Worldwide, Inc. (a)	193,304	3,218,512
NetEase.com, Inc. sponsored ADR (a)	21,100	851,174
Open Text Corp. (a)	1,700	83,956
OpenTable, Inc. (a)	10,700	841,234
Rackspace Hosting, Inc. (a)	26,200	877,962
RightNow Technologies, Inc. (a)	15,065	390,635
Tencent Holdings Ltd.	49,500	1,282,449
Terremark Worldwide, Inc. (a)	28,600	541,684
The Knot, Inc. (a)	5,200	57,616
VeriSign, Inc.	21,300	716,745
VistaPrint Ltd. (a)	71,947	3,643,396
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
Vocus, Inc. (a)	14,700	$ 381,171
YouKu.com, Inc. ADR (a)(d)	7,000	207,410
		89,949,189
IT SERVICES - 7.7%
Data Processing & Outsourced Services - 2.8%
Computer Sciences Corp.	71,000	3,783,590
DST Systems, Inc.	8,904	423,474
Fidelity National Information Services, Inc.	11,029	335,612
Fiserv, Inc. (a)	1,300	80,301
MasterCard, Inc. Class A	18,500	4,375,435
Paychex, Inc.	85,000	2,720,000
Syntel, Inc.	4,200	234,234
VeriFone Systems, Inc. (a)	70,406	2,812,016
Visa, Inc. Class A	119,772	8,366,074
		23,130,736
IT Consulting & Other Services - 4.9%
Accenture PLC Class A	295,014	15,184,371
Atos Origin SA (a)	45,342	2,524,207
Camelot Information Systems, Inc. ADR	22,500	504,000
China Information Technology, Inc. (a)	17	77
Cognizant Technology Solutions Corp. Class A (a)	157,720	11,505,674
Hi Sun Technology (China) Ltd. (a)	408,000	147,568
hiSoft Technology International Ltd. ADR (a)	83,393	2,511,797
International Business Machines Corp.	25,506	4,131,972
Sapient Corp.	53,100	634,545
Teradata Corp. (a)	82,900	3,563,871
		40,708,082
TOTAL IT SERVICES		63,838,818
LEISURE EQUIPMENT & PRODUCTS - 0.0%
Photographic Products - 0.0%
Eastman Kodak Co. (a)	77,700	284,382
LIFE SCIENCES TOOLS & SERVICES - 0.4%
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc. (a)	49,700	2,078,951
Illumina, Inc. (a)	13,800	956,892
		3,035,843
MACHINERY - 0.1%
Industrial Machinery - 0.1%
Meyer Burger Technology AG (a)	88	2,717
Mirle Automation Corp.	359,000	412,899
Sunpower Group Ltd. (a)	1,280,000	495,310
		910,926

	Shares	Value
MEDIA - 0.6%
Advertising - 0.5%
AirMedia Group, Inc. ADR (a)(d)	93,500	$ 634,865
Focus Media Holding Ltd. ADR (a)	51,200	1,275,392
ReachLocal, Inc.	91,813	2,001,523
		3,911,780
Cable & Satellite - 0.1%
Virgin Media, Inc.	40,700	1,024,012
TOTAL MEDIA		4,935,792
METALS & MINING - 0.1%
Diversified Metals & Mining - 0.0%
Timminco Ltd. (a)	5,600	3,244
Steel - 0.1%
Xingda International Holdings Ltd.	703,000	692,469
TOTAL METALS & MINING		695,713
OFFICE ELECTRONICS - 0.2%
Office Electronics - 0.2%
Xerox Corp.	144,264	1,532,084
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
Real Estate Services - 0.2%
China Real Estate Information Corp. ADR (a)(d)	167,174	1,253,805
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 15.8%
Semiconductor Equipment - 2.9%
Advanced Energy Industries, Inc. (a)	5,757	88,917
Amkor Technology, Inc. (a)	556,974	4,533,768
ASM International NV unit (a)	12,900	469,431
ASML Holding NV	11,300	474,713
centrotherm photovoltaics AG (a)	1,493	61,318
Cymer, Inc. (a)	73,938	3,592,647
GCL-Poly Energy Holdings Ltd. (a)	250,000	116,394
Kulicke & Soffa Industries, Inc. (a)	33,700	328,575
Lam Research Corp. (a)	3,217	160,496
LTX-Credence Corp. (a)	33,420	296,268
MEMC Electronic Materials, Inc. (a)	7,735	85,781
Novellus Systems, Inc. (a)	8,917	321,636
Renewable Energy Corp. ASA (a)(d)	18,000	57,664
Roth & Rau AG (a)	2,758	55,880
Sumco Corp. (a)	200	3,048
Teradyne, Inc. (a)	332,221	5,541,446
Tessera Technologies, Inc. (a)	3,600	62,352
Varian Semiconductor Equipment Associates, Inc. (a)	85,100	3,782,695
Verigy Ltd. (a)	285,600	3,809,904
		23,842,933
Semiconductors - 12.9%
Advanced Micro Devices, Inc. (a)	44,923	351,747
Alpha & Omega Semiconductor Ltd. (a)	69,038	976,197
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Altera Corp.	2,250	$ 84,533
Applied Micro Circuits Corp. (a)	34,350	338,004
ARM Holdings PLC sponsored ADR	16,326	408,803
Atmel Corp. (a)	7,286	98,652
Avago Technologies Ltd.	196,111	5,630,347
Broadcom Corp. Class A	66,271	2,988,159
Canadian Solar, Inc. (a)	100	1,402
Cavium Networks, Inc. (a)	27,551	1,089,367
Cirrus Logic, Inc. (a)(d)	119,164	2,506,019
Cree, Inc. (a)	1,334	67,354
CSR PLC (a)	104,354	644,654
Cypress Semiconductor Corp. (a)	186,719	4,042,466
Dialog Semiconductor PLC (a)	35,000	788,202
Duksan Hi-Metal Co. Ltd. (a)	40,012	769,960
Elpida Memory, Inc. (a)(d)	148,200	2,145,000
Energy Conversion Devices, Inc. (a)(d)	8,000	32,640
Fairchild Semiconductor International, Inc. (a)	238,318	4,242,060
First Solar, Inc. (a)	545	84,246
Hittite Microwave Corp. (a)	1,279	76,459
Hynix Semiconductor, Inc. (a)	91,280	2,416,745
Inotera Memories, Inc. (a)	4,908,000	3,109,752
Inphi Corp.	48,389	916,004
Intel Corp.	2,881	61,826
International Rectifier Corp. (a)	50,565	1,619,597
Intersil Corp. Class A	347,113	5,248,349
JA Solar Holdings Co. Ltd. ADR (a)	10,400	71,760
Jinkosolar Holdings Co. Ltd. ADR (d)	2,756	71,959
LSI Corp. (a)	93,369	577,954
Marvell Technology Group Ltd. (a)	729,062	13,859,469
Micron Technology, Inc. (a)	875,646	9,229,309
Microsemi Corp. (a)	4,100	92,209
Monolithic Power Systems, Inc. (a)	53,832	789,715
National Semiconductor Corp.	109,121	1,654,274
Netlogic Microsystems, Inc. (a)	2,500	87,150
NVIDIA Corp. (a)	549,700	13,148,824
NXP Semiconductors NV	167,453	4,310,240
O2Micro International Ltd. sponsored ADR (a)	38,400	253,440
PMC-Sierra, Inc. (a)	18,400	143,888
Power Integrations, Inc.	77,015	2,844,164
Powertech Technology, Inc.	101,000	379,098
Radiant Opto-Electronics Corp.	8,122	17,844
Ralink Technology Corp.	206,000	773,209
Rambus, Inc. (a)	35,400	725,346
RDA Microelectronics, Inc. sponsored ADR	5,735	77,078
Richtek Technology Corp.	12,000	93,802
Silicon Laboratories, Inc. (a)	8,300	369,184
Siliconware Precision Industries Co. Ltd. sponsored ADR	264,300	1,831,599
Skyworks Solutions, Inc. (a)	61,890	1,966,245

	Shares	Value
Spreadtrum Communications, Inc. ADR (a)(d)	164,238	$ 3,531,117
Standard Microsystems Corp. (a)	76,900	1,849,445
SunPower Corp. Class A (a)(d)	8,600	115,584
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	3,200	27,168
Texas Instruments, Inc.	137,365	4,658,047
Trina Solar Ltd. (a)(d)	77,844	2,029,393
TriQuint Semiconductor, Inc. (a)	62,167	818,118
Wolfson Microelectronics PLC (a)	90,265	436,610
Xilinx, Inc.	2,543	81,885
Yingli Green Energy Holding Co. Ltd. ADR (a)	200	2,316
YoungTek Electronics Corp.	33,830	98,205
		107,754,192
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		131,597,125
SOFTWARE - 21.2%
Application Software - 12.0%
Adobe Systems, Inc. (a)	124,254	4,106,595
ANSYS, Inc. (a)	44,008	2,308,220
AsiaInfo Holdings, Inc. (a)	58,300	1,251,118
Aspen Technology, Inc. (a)	213,273	3,017,813
Autodesk, Inc. (a)	123,063	5,006,203
AutoNavi Holdings Ltd. ADR	45,521	744,724
Autonomy Corp. PLC (a)	33,675	806,876
Blackboard, Inc. (a)(d)	90,256	3,507,348
BroadSoft, Inc. (a)	62,800	1,740,188
Cadence Design Systems, Inc. (a)	92,487	802,787
Citrix Systems, Inc. (a)	1,082	68,361
Compuware Corp. (a)	358,141	3,839,272
Concur Technologies, Inc. (a)	72,475	3,698,399
Descartes Systems Group, Inc. (a)	122,100	847,663
Epicor Software Corp. (a)	47,232	489,324
Informatica Corp. (a)	171,200	7,943,680
Intuit, Inc. (a)	213,824	10,034,760
JDA Software Group, Inc. (a)	28,190	850,774
Kenexa Corp. (a)	19,469	403,787
Kingdee International Software Group Co. Ltd.	9,554,000	6,286,171
Longtop Financial Technologies Ltd. ADR (a)	89,875	2,956,888
Manhattan Associates, Inc. (a)	2,257	66,604
MicroStrategy, Inc. Class A (a)	7,759	825,247
Nuance Communications, Inc. (a)	243,764	4,955,722
Parametric Technology Corp. (a)	211,106	4,692,886
Pegasystems, Inc.	44,053	1,505,732
QLIK Technologies, Inc.	5,600	129,976
Quest Software, Inc. (a)	64,400	1,662,808
RealPage, Inc.	15,200	416,328
salesforce.com, Inc. (a)	96,342	12,441,606
Smith Micro Software, Inc. (a)	5,003	63,138
SolarWinds, Inc. (a)	20,229	382,328
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Sonic Solutions, Inc. (a)	21,344	$ 311,302
SuccessFactors, Inc. (a)	139,300	4,056,416
Synopsys, Inc. (a)	56,700	1,538,271
Taleo Corp. Class A (a)	58,071	1,710,772
TIBCO Software, Inc. (a)	111,289	2,446,132
TiVo, Inc. (a)	8,000	77,360
VanceInfo Technologies, Inc. ADR (a)	47,800	1,668,220
		99,661,799
Home Entertainment Software - 0.1%
Activision Blizzard, Inc.	5,800	65,482
Perfect World Co. Ltd. sponsored ADR Class B (a)	10,300	239,166
RealD, Inc.	3,600	85,212
		389,860
Systems Software - 9.1%
Ariba, Inc. (a)	134,419	3,775,830
BMC Software, Inc. (a)	174,813	8,338,580
CA, Inc.	204,296	4,862,245
Check Point Software Technologies Ltd. (a)	1,700	75,735
CommVault Systems, Inc. (a)	100,464	3,103,333
Fortinet, Inc. (a)	52,558	2,020,855
Insyde Software Corp.	100,498	397,978
MICROS Systems, Inc. (a)	15,800	722,692
Microsoft Corp.	288,446	7,997,165
Novell, Inc. (a)	310	1,866
Oracle Corp.	1,221,700	39,131,051
Red Hat, Inc. (a)	35,163	1,452,935
Rovi Corp. (a)	36,921	2,280,241
VMware, Inc. Class A (a)	18,718	1,600,763
		75,761,269
TOTAL SOFTWARE		175,812,928
WIRELESS TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
American Tower Corp. Class A (a)	31,125	1,583,018
Crown Castle International Corp. (a)	37,100	1,564,507
SBA Communications Corp. Class A (a)	39,147	1,597,198
Sprint Nextel Corp. (a)	18,461	83,444
		4,828,167
TOTAL COMMON STOCKS (Cost $658,848,778)		826,366,972
Convertible Bonds - 0.1%
	Principal Amount	Value
COMMUNICATIONS EQUIPMENT - 0.1%
Communications Equipment - 0.1%
Ciena Corp. 0.25% 5/1/13 (Cost $1,270,000)	$ 1,270,000	$ 1,221,740
Master Notes - 0.0%

OZ Optics Ltd. 5% 11/5/14 (f) (Cost $246,630)	240,883	240,883
Money Market Funds - 2.6%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	8,273,766	8,273,766
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	13,204,452	13,204,452
TOTAL MONEY MARKET FUNDS (Cost $21,478,218)		21,478,218
Cash Equivalents - 0.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.23%, dated 1/31/11 due 2/1/11 (Collateralized by U.S. Government Obligations) # (Cost $4,031,000)	$ 4,031,026	4,031,000
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $685,874,626)	853,338,813
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(22,503,824)
NET ASSETS - 100%	$ 830,834,989
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,595,115 or 0.2% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $240,883 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
OZ Optics Ltd. 5% 11/5/14	11/5/10	$ 246,969
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,031,000 due 2/01/11 at 0.23%
BNP Paribas Securities Corp.	$ 1,241,584
Barclays Capital, Inc.	761,881
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,027,535
$ 4,031,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,695
Fidelity Securities Lending Cash Central Fund	124,118
Total	$ 134,813
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 826,366,972	$ 826,314,496	$ 52,476	$ -
Convertible Bonds	1,221,740	-	1,221,740	-
Master Notes	240,883	-	-	240,883
Money Market Funds	21,478,218	21,478,218	-	-
Cash Equivalents	4,031,000	-	4,031,000	-
Total Investments in Securities:	$ 853,338,813	$ 847,792,714	$ 5,305,216	$ 240,883
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 301,240
Total Realized Gain (Loss)	(704,097)
Total Unrealized Gain (Loss)	696,693
Cost of Purchases	308,711
Proceeds of Sales	(361,325)
Amortization/Accretion	(339)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 240,883
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ (5,747)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.7%
Cayman Islands	3.6%
Taiwan	3.4%
Bermuda	2.7%
Ireland	2.2%
Singapore	1.4%
China	1.2%
Others (Individually Less Than 1%)	4.8%
100.0%
Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $632,644,379 of which $499,806,783 and $132,837,596 will expire in fiscal 2011 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Technology Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $12,898,396 and repurchase agreements of $4,031,000) - See accompanying schedule: Unaffiliated issuers (cost $664,396,408)	$ 831,860,595
Fidelity Central Funds (cost $21,478,218)	21,478,218
Total Investments (cost $685,874,626)		$ 853,338,813
Cash		770
Foreign currency held at value (cost $27)		27
Receivable for investments sold		9,701,721
Receivable for fund shares sold		1,642,352
Dividends receivable		202,559
Interest receivable		3,656
Distributions receivable from Fidelity Central Funds		10,134
Prepaid expenses		1,648
Other receivables		48,800
Total assets		864,950,480

Liabilities
Payable for investments purchased	$ 18,416,765
Payable for fund shares redeemed	1,567,262
Accrued management fee	379,939
Distribution and service plan fees payable	280,253
Other affiliated payables	213,998
Other payables and accrued expenses	52,822
Collateral on securities loaned, at value	13,204,452
Total liabilities		34,115,491

Net Assets		$ 830,834,989
Net Assets consist of:
Paid in capital		$ 1,209,818,896
Accumulated net investment loss		(3,493,140)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(542,955,991)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		167,465,224
Net Assets		$ 830,834,989

Statement of Assets and Liabilities - continued

January 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($418,755,748 ÷ 16,059,657 shares)	$ 26.08

Maximum offering price per share (100/94.25 of $26.08)	$ 27.67
Class T: Net Asset Value and redemption price per share ($219,333,443 ÷ 8,680,873 shares)	$ 25.27

Maximum offering price per share (100/96.50 of $25.27)	$ 26.19
Class B: Net Asset Value and offering price per share ($32,066,176 ÷ 1,358,594 shares)A	$ 23.60

Class C: Net Asset Value and offering price per share ($94,062,116 ÷ 3,967,794 shares)A	$ 23.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($66,617,506 ÷ 2,446,292 shares)	$ 27.23

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Dividends		$ 1,100,838
Interest		4,463
Income from Fidelity Central Funds (including $124,118 from security lending)		134,813
Total income		1,240,114

Expenses
Management fee	$ 1,994,936
Transfer agent fees	1,055,630
Distribution and service plan fees	1,481,594
Accounting and security lending fees	128,717
Custodian fees and expenses	59,053
Independent trustees' compensation	2,025
Registration fees	55,639
Audit	29,342
Legal	2,638
Miscellaneous	3,666
Total expenses before reductions	4,813,240
Expense reductions	(79,986)	4,733,254
Net investment income (loss)		(3,493,140)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	93,704,330
Foreign currency transactions	(63,091)
Total net realized gain (loss)		93,641,239
Change in net unrealized appreciation (depreciation) on: Investment securities	102,499,825
Assets and liabilities in foreign currencies	5,272
Total change in net unrealized appreciation (depreciation)		102,505,097
Net gain (loss)		196,146,336
Net increase (decrease) in net assets resulting from operations		$ 192,653,196

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (3,493,140)	$ (6,176,617)
Net realized gain (loss)	93,641,239	117,224,365
Change in net unrealized appreciation (depreciation)	102,505,097	9,231,846
Net increase (decrease) in net assets resulting from operations	192,653,196	120,279,594
Share transactions - net increase (decrease)	14,994,562	(19,248,670)
Redemption fees	9,199	34,453
Total increase (decrease) in net assets	207,656,957	101,065,377

Net Assets
Beginning of period	623,178,032	522,112,655
End of period (including accumulated net investment loss of $3,493,140 and $0, respectively)	$ 830,834,989	$ 623,178,032

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 19.83	$ 16.03	$ 17.04	$ 20.55	$ 15.59	$ 16.16
Income from Investment Operations
Net investment income (loss) E	(.09)	(.16)	.02 H	(.10)	(.17)	(.15)
Net realized and unrealized gain (loss)	6.34	3.96	(1.03)	(3.41)	5.13	(.42)
Total from investment operations	6.25	3.80	(1.01)	(3.51)	4.96	(.57)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 26.08	$ 19.83	$ 16.03	$ 17.04	$ 20.55	$ 15.59
Total Return B, C, D	31.52%	23.71%	(5.93)%	(17.08)%	31.82%	(3.53)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.19% A	1.21%	1.23%	1.21%	1.25%	1.30%
Expenses net of fee waivers, if any	1.19% A	1.21%	1.23%	1.21%	1.25%	1.30%
Expenses net of all reductions	1.16% A	1.18%	1.22%	1.19%	1.24%	1.20%
Net investment income (loss)	(.82)% A	(.83)%	.17% H	(.49)%	(.91)%	(.88)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 418,756	$ 312,659	$ 258,433	$ 275,117	$ 309,105	$ 189,054
Portfolio turnover rate G	157% A	115%	225%	214%	208%	258%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.18)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 19.24	$ 15.59	$ 16.62	$ 20.09	$ 15.28	$ 15.88
Income from Investment Operations
Net investment income (loss) E	(.12)	(.20)	(.01) H	(.14)	(.21)	(.19)
Net realized and unrealized gain (loss)	6.15	3.85	(1.02)	(3.33)	5.02	(.41)
Total from investment operations	6.03	3.65	(1.03)	(3.47)	4.81	(.60)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 25.27	$ 19.24	$ 15.59	$ 16.62	$ 20.09	$ 15.28
Total Return B, C, D	31.34%	23.41%	(6.20)%	(17.27)%	31.48%	(3.78)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.44% A	1.46%	1.49%	1.46%	1.51%	1.55%
Expenses net of fee waivers, if any	1.44% A	1.46%	1.49%	1.46%	1.51%	1.55%
Expenses net of all reductions	1.42% A	1.44%	1.48%	1.45%	1.49%	1.44%
Net investment income (loss)	(1.07)% A	(1.09)%	(.09)% H	(.74)%	(1.16)%	(1.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 219,333	$ 169,049	$ 151,170	$ 173,917	$ 260,339	$ 260,966
Portfolio turnover rate G	157% A	115%	225%	214%	208%	258%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.44)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 18.01	$ 14.67	$ 15.72	$ 19.10	$ 14.59	$ 15.24
Income from Investment Operations
Net investment income (loss) E	(.16)	(.27)	(.07) H	(.23)	(.28)	(.27)
Net realized and unrealized gain (loss)	5.75	3.61	(.98)	(3.15)	4.79	(.38)
Total from investment operations	5.59	3.34	(1.05)	(3.38)	4.51	(.65)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 23.60	$ 18.01	$ 14.67	$ 15.72	$ 19.10	$ 14.59
Total Return B, C, D	31.04%	22.77%	(6.68)%	(17.70)%	30.91%	(4.27)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.94% A	1.96%	1.98%	1.96%	2.01%	2.05%
Expenses net of fee waivers, if any	1.94% A	1.96%	1.98%	1.96%	2.01%	2.05%
Expenses net of all reductions	1.92% A	1.94%	1.97%	1.94%	2.00%	1.94%
Net investment income (loss)	(1.57)% A	(1.59)%	(.58)% H	(1.24)%	(1.67)%	(1.63)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,066	$ 29,176	$ 30,580	$ 47,294	$ 102,655	$ 192,790
Portfolio turnover rate G	157% A	115%	225%	214%	208%	258%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 18.09	$ 14.74	$ 15.79	$ 19.18	$ 14.66	$ 15.31
Income from Investment Operations
Net investment income (loss) E	(.16)	(.28)	(.07) H	(.23)	(.29)	(.27)
Net realized and unrealized gain (loss)	5.78	3.63	(.98)	(3.16)	4.81	(.38)
Total from investment operations	5.62	3.35	(1.05)	(3.39)	4.52	(.65)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 23.71	$ 18.09	$ 14.74	$ 15.79	$ 19.18	$ 14.66
Total Return B, C, D	31.07%	22.73%	(6.65)%	(17.67)%	30.83%	(4.25)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.94% A	1.96%	1.98%	1.96%	2.01%	2.05%
Expenses net of fee waivers, if any	1.94% A	1.96%	1.98%	1.96%	2.01%	2.05%
Expenses net of all reductions	1.91% A	1.93%	1.97%	1.94%	1.99%	1.94%
Net investment income (loss)	(1.57)% A	(1.58)%	(.58)% H	(1.24)%	(1.66)%	(1.63)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 94,062	$ 70,017	$ 55,645	$ 63,590	$ 86,974	$ 82,835
Portfolio turnover rate G	157% A	115%	225%	214%	208%	258%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 20.68	$ 16.67	$ 17.68	$ 21.26	$ 16.07	$ 16.60
Income from Investment Operations
Net investment income (loss) D	(.06)	(.11)	.06 G	(.04)	(.11)	(.09)
Net realized and unrealized gain (loss)	6.61	4.12	(1.07)	(3.54)	5.30	(.44)
Total from investment operations	6.55	4.01	(1.01)	(3.58)	5.19	(.53)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 27.23	$ 20.68	$ 16.67	$ 17.68	$ 21.26	$ 16.07
Total Return B, C	31.67%	24.06%	(5.71)%	(16.84)%	32.30%	(3.19)%
Ratios to Average Net Assets E, H
Expenses before reductions	.90% A	.92%	.98%	.94%	.93%	.90%
Expenses net of fee waivers, if any	.90% A	.92%	.98%	.94%	.93%	.90%
Expenses net of all reductions	.87% A	.90%	.97%	.92%	.92%	.80%
Net investment income (loss)	(.53)% A	(.55)%	.42% G	(.22)%	(.59)%	(.49)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,618	$ 42,277	$ 26,285	$ 22,021	$ 21,111	$ 11,681
Portfolio turnover rate F	157% A	115%	225%	214%	208%	258%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .07%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Technology Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, market discount, net operating losses, capital loss carryforwards, expiring capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 177,810,364
Gross unrealized depreciation	(13,153,170)
Net unrealized appreciation (depreciation) on securities and other investments	$ 164,657,194

Tax cost	$ 688,681,619

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $581,494,987 and $551,073,928, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 450,192	$ 2,018
Class T	.25%	.25%	478,314	-
Class B	.75%	.25%	152,955	114,716
Class C	.75%	.25%	400,133	52,069
			$ 1,481,594	$ 168,803

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 37,716
Class T	12,160
Class B*	26,466
Class C*	4,301
$ 80,643

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 534,873.30
Class T	288,356.30
Class B	45,793.30
Class C	118,925.30
Institutional Class	67,683.26
	$ 1,055,630

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $22,008 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,233 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash

Semiannual Report

8. Security Lending - continued

Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $79,986 for the period.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Class A
Shares sold	1,959,242	4,395,059	$ 46,663,375	$ 83,404,216
Shares redeemed	(1,669,792)	(4,747,519)	(38,043,093)	(89,682,006)
Net increase (decrease)	289,450	(352,460)	$ 8,620,282	$ (6,277,790)
Class T
Shares sold	772,322	1,549,777	$ 17,914,876	$ 28,544,536
Shares redeemed	(879,845)	(2,457,153)	(19,147,967)	(44,605,674)
Net increase (decrease)	(107,523)	(907,376)	$ (1,233,091)	$ (16,061,138)
Class B
Shares sold	67,452	364,834	$ 1,449,774	$ 6,301,624
Shares redeemed	(328,505)	(829,145)	(6,798,835)	(14,327,782)
Net increase (decrease)	(261,053)	(464,311)	$ (5,349,061)	$ (8,026,158)
Class C
Shares sold	532,775	985,847	$ 11,674,548	$ 17,180,918
Shares redeemed	(434,903)	(891,510)	(8,913,220)	(15,514,588)
Net increase (decrease)	97,872	94,337	$ 2,761,328	$ 1,666,330
Institutional Class
Shares sold	698,285	1,270,106	$ 17,067,085	$ 25,258,423
Shares redeemed	(296,712)	(802,290)	(6,871,981)	(15,808,337)
Net increase (decrease)	401,573	467,816	$ 10,195,104	$ 9,450,086

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Utilities Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Class A	1.26%
Actual		$ 1,000.00	$ 1,105.00	$ 6.69
HypotheticalA		$ 1,000.00	$ 1,018.85	$ 6.41
Class T	1.52%
Actual		$ 1,000.00	$ 1,103.20	$ 8.06
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
Class B	2.01%
Actual		$ 1,000.00	$ 1,100.50	$ 10.64
HypotheticalA		$ 1,000.00	$ 1,015.07	$ 10.21
Class C	2.01%
Actual		$ 1,000.00	$ 1,100.60	$ 10.64
HypotheticalA		$ 1,000.00	$ 1,015.07	$ 10.21
Institutional Class	1.02%
Actual		$ 1,000.00	$ 1,106.80	$ 5.42
HypotheticalA		$ 1,000.00	$ 1,020.06	$ 5.19
A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Utilities Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
NextEra Energy, Inc.	12.0	10.5
Sempra Energy	7.4	8.7
Southern Co.	7.4	1.5
ONEOK, Inc.	6.2	0.0
Edison International	6.2	0.0
PPL Corp.	5.2	6.9
ITC Holdings Corp.	4.9	4.7
NV Energy, Inc.	4.9	5.0
National Fuel Gas Co. New Jersey	4.8	2.1
PG&E Corp.	4.7	5.0
	63.7
Top Industries (% of fund's net assets)
As of January 31, 2011
Electric Utilities	46.3%
Multi-Utilities	29.3%
Gas Utilities	11.0%
Independent Power Producers & Energy Traders	8.5%
Oil, Gas & Consumable Fuels	3.2%
All Others*	1.7%

As of July 31, 2010
Electric Utilities	52.4%
Multi-Utilities	37.2%
Independent Power Producers & Energy Traders	3.4%
Oil, Gas & Consumable Fuels	3.1%
Gas Utilities	2.9%
All Others*	1.0%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Utilities Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
Integrated Telecommunication Services - 0.2%
China Unicom (Hong Kong) Ltd. sponsored ADR	22,300	$ 367,058
ELECTRIC UTILITIES - 46.3%
Electric Utilities - 46.3%
Edison International	247,274	8,971,101
FirstEnergy Corp. (d)	90,500	3,540,360
ITC Holdings Corp.	108,844	7,151,051
NextEra Energy, Inc.	327,482	17,507,189
NV Energy, Inc.	497,466	7,148,586
Pepco Holdings, Inc.	106,400	1,975,848
Pinnacle West Capital Corp.	66,901	2,723,540
PPL Corp.	292,118	7,533,723
Southern Co.	286,040	10,760,825
		67,312,223
GAS UTILITIES - 11.0%
Gas Utilities - 11.0%
National Fuel Gas Co. New Jersey	102,072	6,975,600
ONEOK, Inc.	153,878	9,061,875
		16,037,475
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 8.5%
Independent Power Producers & Energy Traders - 8.5%
AES Corp. (a)	312,400	3,873,760
Calpine Corp. (a)	151,800	2,166,186
Constellation Energy Group, Inc.	147,405	4,753,811
GenOn Energy, Inc. (a)	366,497	1,517,298
		12,311,055
MULTI-UTILITIES - 29.3%
Multi-Utilities - 29.3%
CenterPoint Energy, Inc.	302,045	4,878,027
NiSource, Inc.	290,400	5,407,248
OGE Energy Corp.	70,187	3,220,881
PG&E Corp.	147,432	6,823,153
Public Service Enterprise Group, Inc.	196,359	6,367,922
Sempra Energy	207,021	10,779,583
TECO Energy, Inc.	100,000	1,841,000
Veolia Environnement sponsored ADR (d)	104,484	3,280,798
		42,598,612

	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 3.2%
Oil & Gas Exploration & Production - 2.4%
Canacol Energy Ltd. (a)	353,700	$ 537,033
Pacific Rubiales Energy Corp.	84,500	2,917,111
		3,454,144
Oil & Gas Storage & Transport - 0.8%
SemGroup Corp. Class A (a)	40,600	1,169,280
TOTAL OIL, GAS & CONSUMABLE FUELS		4,623,424
TOTAL COMMON STOCKS (Cost $134,449,379)		143,249,847
Money Market Funds - 4.0%

Fidelity Cash Central Fund, 0.19% (b)	1,072,789	1,072,789
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	4,751,775	4,751,775
TOTAL MONEY MARKET FUNDS (Cost $5,824,564)		5,824,564
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $140,273,943)	149,074,411
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(3,687,668)
NET ASSETS - 100%	$ 145,386,743
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,064
Fidelity Securities Lending Cash Central Fund	5,230
Total	$ 6,294
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $196,362,484 of which $154,412,532, $13,867,918 and $28,082,034 will expire in fiscal 2011, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $4,837,964 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Utilities Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,691,196) - See accompanying schedule: Unaffiliated issuers (cost $134,449,379)	$ 143,249,847
Fidelity Central Funds (cost $5,824,564)	5,824,564
Total Investments (cost $140,273,943)		$ 149,074,411
Receivable for investments sold		5,708,449
Receivable for fund shares sold		133,090
Dividends receivable		182,972
Distributions receivable from Fidelity Central Funds		698
Prepaid expenses		364
Other receivables		15,678
Total assets		155,115,662

Liabilities
Payable for investments purchased	$ 4,531,875
Payable for fund shares redeemed	253,121
Accrued management fee	67,270
Distribution and service plan fees payable	56,108
Other affiliated payables	40,106
Other payables and accrued expenses	28,664
Collateral on securities loaned, at value	4,751,775
Total liabilities		9,728,919

Net Assets		$ 145,386,743
Net Assets consist of:
Paid in capital		$ 332,295,315
Distributions in excess of net investment income		(16,018)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(195,693,083)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,800,529
Net Assets		$ 145,386,743

Statement of Assets and Liabilities - continued

January 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($70,940,216 ÷ 3,959,369 shares)	$ 17.92

Maximum offering price per share (100/94.25 of $17.92)	$ 19.01
Class T: Net Asset Value and redemption price per share ($34,842,433 ÷ 1,941,782 shares)	$ 17.94

Maximum offering price per share (100/96.50 of $17.94)	$ 18.59
Class B: Net Asset Value and offering price per share ($8,366,225 ÷ 470,984 shares)A	$ 17.76

Class C: Net Asset Value and offering price per share ($23,962,931 ÷ 1,356,786 shares)A	$ 17.66

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,274,938 ÷ 400,026 shares)	$ 18.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Dividends		$ 2,578,771
Interest		1
Income from Fidelity Central Funds		6,294
Total income		2,585,066

Expenses
Management fee	$ 395,595
Transfer agent fees	216,361
Distribution and service plan fees	330,334
Accounting and security lending fees	27,715
Custodian fees and expenses	10,110
Independent trustees' compensation	415
Registration fees	42,098
Audit	23,292
Legal	1,405
Miscellaneous	779
Total expenses before reductions	1,048,104
Expense reductions	(25,295)	1,022,809
Net investment income (loss)		1,562,257
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,330,121
Foreign currency transactions	(19,363)
Total net realized gain (loss)		8,310,758
Change in net unrealized appreciation (depreciation) on: Investment securities	4,006,286
Assets and liabilities in foreign currencies	3,519
Total change in net unrealized appreciation (depreciation)		4,009,805
Net gain (loss)		12,320,563
Net increase (decrease) in net assets resulting from operations		$ 13,882,820

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,562,257	$ 3,071,475
Net realized gain (loss)	8,310,758	6,308,221
Change in net unrealized appreciation (depreciation)	4,009,805	4,895,678
Net increase (decrease) in net assets resulting from operations	13,882,820	14,275,374
Distributions to shareholders from net investment income	(2,864,390)	(3,192,017)
Share transactions - net increase (decrease)	(892,427)	(13,238,224)
Redemption fees	472	1,956
Total increase (decrease) in net assets	10,126,475	(2,152,911)

Net Assets
Beginning of period	135,260,268	137,413,179
End of period (including distributions in excess of net investment income of $16,018 and undistributed net investment income of $1,286,115, respectively)	$ 145,386,743	$ 135,260,268

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 16.59	$ 15.27	$ 20.28	$ 20.74	$ 17.20	$ 15.17
Income from Investment Operations
Net investment income (loss) E	.21	.40	.35	.24	.21	.24
Net realized and unrealized gain (loss)	1.51	1.32	(5.10)	(.38)	3.56	2.06
Total from investment operations	1.72	1.72	(4.75)	(.14)	3.77	2.30
Distributions from net investment income	(.39)	(.40)	(.26)	(.32)	(.23)	(.27)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 17.92	$ 16.59	$ 15.27	$ 20.28	$ 20.74	$ 17.20
Total Return B, C, D	10.50%	11.42%	(23.44)%	(.82)%	22.14%	15.38%
Ratios to Average Net Assets F, H
Expenses before reductions	1.26% A	1.26%	1.26%	1.21%	1.27%	1.34%
Expenses net of fee waivers, if any	1.26% A	1.26%	1.26%	1.21%	1.27%	1.34%
Expenses net of all reductions	1.22% A	1.22%	1.26%	1.21%	1.26%	1.32%
Net investment income (loss)	2.43% A	2.49%	2.37%	1.11%	1.04%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,940	$ 64,890	$ 66,064	$ 105,219	$ 94,842	$ 40,599
Portfolio turnover rate G	223% A	216%	247%	77%	118%	64%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 16.59	$ 15.27	$ 20.26	$ 20.71	$ 17.18	$ 15.10
Income from Investment Operations
Net investment income (loss) E	.19	.35	.31	.18	.15	.19
Net realized and unrealized gain (loss)	1.51	1.33	(5.10)	(.39)	3.56	2.08
Total from investment operations	1.70	1.68	(4.79)	(.21)	3.71	2.27
Distributions from net investment income	(.35)	(.36)	(.20)	(.24)	(.18)	(.19)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 17.94	$ 16.59	$ 15.27	$ 20.26	$ 20.71	$ 17.18
Total Return B, C, D	10.32%	11.13%	(23.61)%	(1.11)%	21.74%	15.20%
Ratios to Average Net Assets F, H
Expenses before reductions	1.52% A	1.52%	1.52%	1.47%	1.54%	1.60%
Expenses net of fee waivers, if any	1.52% A	1.52%	1.52%	1.47%	1.54%	1.60%
Expenses net of all reductions	1.49% A	1.49%	1.52%	1.47%	1.54%	1.58%
Net investment income (loss)	2.16% A	2.23%	2.11%	.84%	.76%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,842	$ 33,651	$ 33,989	$ 54,346	$ 62,592	$ 52,128
Portfolio turnover rate G	223% A	216%	247%	77%	118%	64%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 16.38	$ 15.08	$ 20.01	$ 20.40	$ 16.90	$ 14.83
Income from Investment Operations
Net investment income (loss) E	.14	.27	.24	.08	.05	.12
Net realized and unrealized gain (loss)	1.50	1.31	(5.04)	(.39)	3.52	2.03
Total from investment operations	1.64	1.58	(4.80)	(.31)	3.57	2.15
Distributions from net investment income	(.26)	(.28)	(.13)	(.08)	(.07)	(.08)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 17.76	$ 16.38	$ 15.08	$ 20.01	$ 20.40	$ 16.90
Total Return B, C, D	10.05%	10.56%	(23.97)%	(1.59)%	21.18%	14.57%
Ratios to Average Net Assets F, H
Expenses before reductions	2.01% A	2.01%	2.01%	1.96%	2.04%	2.09%
Expenses net of fee waivers, if any	2.01% A	2.01%	2.01%	1.96%	2.04%	2.09%
Expenses net of all reductions	1.98% A	1.98%	2.01%	1.95%	2.03%	2.06%
Net investment income (loss)	1.68% A	1.74%	1.62%	.36%	.27%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,366	$ 8,794	$ 10,634	$ 20,747	$ 43,845	$ 65,959
Portfolio turnover rate G	223% A	216%	247%	77%	118%	64%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 16.30	$ 15.02	$ 19.93	$ 20.38	$ 16.91	$ 14.84
Income from Investment Operations
Net investment income (loss) E	.14	.27	.24	.08	.06	.13
Net realized and unrealized gain (loss)	1.49	1.30	(5.02)	(.39)	3.51	2.04
Total from investment operations	1.63	1.57	(4.78)	(.31)	3.57	2.17
Distributions from net investment income	(.27)	(.29)	(.13)	(.14)	(.10)	(.10)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 17.66	$ 16.30	$ 15.02	$ 19.93	$ 20.38	$ 16.91
Total Return B, C, D	10.06%	10.54%	(23.96)%	(1.58)%	21.23%	14.72%
Ratios to Average Net Assets F, H
Expenses before reductions	2.01% A	2.01%	2.01%	1.95%	1.99%	2.02%
Expenses net of fee waivers, if any	2.01% A	2.01%	2.01%	1.95%	1.99%	2.02%
Expenses net of all reductions	1.97% A	1.97%	2.01%	1.95%	1.99%	2.00%
Net investment income (loss)	1.68% A	1.74%	1.62%	.36%	.32%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,963	$ 21,415	$ 22,352	$ 37,387	$ 43,292	$ 32,823
Portfolio turnover rate G	223% A	216%	247%	77%	118%	64%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 16.85	$ 15.51	$ 20.52	$ 20.95	$ 17.38	$ 15.31
Income from Investment Operations
Net investment income (loss) D	.24	.44	.39	.31	.29	.30
Net realized and unrealized gain (loss)	1.54	1.35	(5.17)	(.38)	3.58	2.10
Total from investment operations	1.78	1.79	(4.78)	(.07)	3.87	2.40
Distributions from net investment income	(.44)	(.45)	(.23)	(.36)	(.30)	(.33)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 18.19	$ 16.85	$ 15.51	$ 20.52	$ 20.95	$ 17.38
Total Return B, C	10.68%	11.66%	(23.24)%	(.49)%	22.54%	15.95%
Ratios to Average Net Assets E, G
Expenses before reductions	1.02% A	1.00%	1.00%	.91%	.92%	.94%
Expenses net of fee waivers, if any	1.02% A	1.00%	1.00%	.91%	.92%	.94%
Expenses net of all reductions	.98% A	.97%	1.00%	.90%	.92%	.92%
Net investment income (loss)	2.67% A	2.75%	2.63%	1.41%	1.39%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,275	$ 6,511	$ 4,373	$ 5,704	$ 12,822	$ 6,479
Portfolio turnover rate F	223% A	216%	247%	77%	118%	64%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Utilities Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, capital loss carryforwards, expiring capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 9,132,610
Gross unrealized depreciation	(2,378,134)
Net unrealized appreciation (depreciation) on securities and other investments	$ 6,754,476

Tax cost	$ 142,319,935

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $155,463,723 and $158,438,363, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 85,837	$ -
Class T	.25%	.25%	86,376	-
Class B	.75%	.25%	43,886	32,914
Class C	.75%	.25%	114,235	11,696
			$ 330,334	$ 44,610

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13,218
Class T	3,822
Class B*	8,231
Class C*	402
$ 25,673

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 103,655.30
Class T	54,494.32
Class B	13,305.30
Class C	34,397.30
Institutional Class	10,510.31
	$ 216,361

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,777 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $254 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $5,230. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $25,295 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
From net investment income
Class A	$ 1,536,373	$ 1,700,301
Class T	680,070	782,544
Class B	128,700	184,067
Class C	350,529	413,366
Institutional Class	168,718	111,739
Total	$ 2,864,390	$ 3,192,017

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Class A
Shares sold	375,349	582,593	$ 6,535,738	$ 9,269,210
Reinvestment of distributions	78,008	96,455	1,339,641	1,532,370
Shares redeemed	(406,189)	(1,092,389)	(7,095,467)	(17,388,823)
Net increase (decrease)	47,168	(413,341)	$ 779,912	$ (6,587,243)
Class T
Shares sold	110,020	214,231	$ 1,929,184	$ 3,421,542
Reinvestment of distributions	37,445	46,549	644,378	741,068
Shares redeemed	(234,387)	(457,353)	(4,084,224)	(7,262,506)
Net increase (decrease)	(86,922)	(196,573)	$ (1,510,662)	$ (3,099,896)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Class B
Shares sold	31,033	89,148	$ 529,223	$ 1,411,608
Reinvestment of distributions	6,858	10,582	116,904	167,069
Shares redeemed	(103,837)	(267,950)	(1,791,517)	(4,203,072)
Net increase (decrease)	(65,946)	(168,220)	$ (1,145,390)	$ (2,624,395)
Class C
Shares sold	176,279	188,570	$ 3,027,658	$ 2,992,972
Reinvestment of distributions	15,668	20,486	265,763	322,145
Shares redeemed	(149,211)	(383,514)	(2,558,776)	(5,996,156)
Net increase (decrease)	42,736	(174,458)	$ 734,645	$ (2,681,039)
Institutional Class
Shares sold	75,459	287,925	$ 1,339,176	$ 4,699,845
Reinvestment of distributions	7,398	5,221	128,959	84,041
Shares redeemed	(69,176)	(188,687)	(1,219,067)	(3,029,537)
Net increase (decrease)	13,681	104,459	$ 249,068	$ 1,754,349

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

JPMorgan Chase Bank †

New York, NY

Brown Brothers Harriman & Co. ††

Boston, MA

State Street Bank and Trust †††

Quincy, MA

† Custodian for Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor
Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor
Industrials Fund, Fidelity Advisor Technology Fund, and Fidelity Advisor Utilities
Fund.

†† Custodian for Fidelity Advisor Energy Fund.

††† Custodian for Fidelity Advisor Biotechnology Fund, Fidelity Advisor
Communications Equipment Fund, and Fidelity Advisor Electronics Fund.

AFOC-USAN-0311
1.789279.108

Fidelity Advisor
Focus Funds®
Institutional Class

Fidelity Advisor® Biotechnology Fund

Fidelity Advisor Communications Equipment Fund

Fidelity Advisor Consumer Discretionary Fund

Fidelity Advisor Electronics Fund

Fidelity Advisor Energy Fund

Fidelity Advisor Financial Services Fund

Fidelity Advisor Health Care Fund

Fidelity Advisor Industrials Fund

Fidelity Advisor Technology Fund

Fidelity Advisor Utilities Fund

Semiannual Report

January 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Fidelity Advisor® Biotechnology Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Fidelity Advisor Communications Equipment Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Fidelity Advisor Consumer Discretionary Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Fidelity Advisor Electronics Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Fidelity Advisor Energy Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Fidelity Advisor Financial Services Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Fidelity Advisor Health Care Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Fidelity Advisor Industrials Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Fidelity Advisor Technology Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Fidelity Advisor Utilities Fund	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements

Semiannual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 began on a positive note. U.S. equities gained ground in January, reaching their highest point since August 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Fidelity Advisor Biotechnology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Class A	1.40%
Actual		$ 1,000.00	$ 1,137.90	$ 7.54
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 7.12
Class T	1.65%
Actual		$ 1,000.00	$ 1,135.40	$ 8.88
HypotheticalA		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.15%
Actual		$ 1,000.00	$ 1,134.50	$ 11.57
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Class C	2.15%
Actual		$ 1,000.00	$ 1,132.70	$ 11.56
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class	1.15%
Actual		$ 1,000.00	$ 1,139.70	$ 6.20
HypotheticalA		$ 1,000.00	$ 1,019.41	$ 5.85

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Biotechnology Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Amgen, Inc.	18.4	14.3
Alexion Pharmaceuticals, Inc.	6.7	6.9
Vertex Pharmaceuticals, Inc.	6.1	3.4
United Therapeutics Corp.	4.4	3.7
Genzyme Corp.	4.1	6.3
Dendreon Corp.	4.1	2.7
Biogen Idec, Inc.	3.2	2.4
Gilead Sciences, Inc.	2.8	10.6
InterMune, Inc.	2.7	0.5
Human Genome Sciences, Inc.	2.6	2.6
	55.1
Top Industries (% of fund's net assets)
As of January 31, 2011
Biotechnology	91.7%
Pharmaceuticals	7.8%
Health Care Equipment & Supplies	0.0%
All Others*	0.5%

As of July 31, 2010
Biotechnology	92.8%
Pharmaceuticals	6.2%
Health Care Equipment & Supplies	0.1%
All Others*	0.9%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Biotechnology Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
BIOTECHNOLOGY - 91.7%
Biotechnology - 91.7%
Acadia Pharmaceuticals, Inc. (a)	9,074	$ 15,426
Acorda Therapeutics, Inc. (a)	65,316	1,433,686
Affymax, Inc. (a)	4,506	30,010
Agenus, Inc. (a)(d)	21,100	19,623
Alexion Pharmaceuticals, Inc. (a)	45,195	3,788,245
Alkermes, Inc. (a)	37,961	490,077
Allos Therapeutics, Inc. (a)(d)	106,050	356,328
Alnylam Pharmaceuticals, Inc. (a)	13,498	139,367
AMAG Pharmaceuticals, Inc. (a)	12,800	227,840
Amarin Corp. PLC ADR (a)	28,200	250,416
Amgen, Inc. (a)	189,376	10,430,825
Amylin Pharmaceuticals, Inc. (a)	37,784	611,345
Antigenics, Inc. warrants 1/9/18 (a)(e)	452,000	140,079
ARIAD Pharmaceuticals, Inc. (a)	46,380	295,673
ArQule, Inc. (a)	12,366	75,804
AVEO Pharmaceuticals, Inc.	12,900	184,857
Biogen Idec, Inc. (a)	27,426	1,795,580
BioMarin Pharmaceutical, Inc. (a)	58,273	1,481,300
Bionovo, Inc. (a)	113,700	94,371
Bionovo, Inc. warrants 1/27/16 (a)	59,500	36,890
Catalyst Pharmaceutical Partners, Inc. (a)	61,320	72,358
Celera Corp. (a)	1,500	9,278
Celgene Corp. (a)	115	5,926
Cephalon, Inc. (a)	13,094	773,594
Cepheid, Inc. (a)	23,300	553,608
Chelsea Therapeutics International Ltd. (a)	54,836	326,823
Clinical Data, Inc. (a)(d)	42,713	1,270,285
Cubist Pharmaceuticals, Inc. (a)	9,092	199,478
Dendreon Corp. (a)	66,633	2,334,820
Dynavax Technologies Corp. (a)	50,600	151,800
Enzon Pharmaceuticals, Inc. (a)	3,900	43,680
Exelixis, Inc. (a)(d)	62,132	538,684
Genomic Health, Inc. (a)	4,800	106,896
Genzyme Corp. (a)	31,832	2,334,877
Gilead Sciences, Inc. (a)	40,856	1,568,053
Halozyme Therapeutics, Inc. (a)	39,000	260,130
Human Genome Sciences, Inc. (a)	61,708	1,497,036
ImmunoGen, Inc. (a)	5,300	43,778
Incyte Corp. (a)(d)	62,138	915,914
Inhibitex, Inc. (a)	34,000	77,350
InterMune, Inc. (a)	40,417	1,510,383
Ironwood Pharmaceuticals, Inc. Class A	4,700	50,713
Isis Pharmaceuticals, Inc. (a)	500	4,550
Keryx Biopharmaceuticals, Inc. (a)	20,600	82,400
Lexicon Pharmaceuticals, Inc. (a)	226,211	382,297
Ligand Pharmaceuticals, Inc. Class B (a)	500	4,350
Martek Biosciences (a)	11,400	358,074
Medivation, Inc. (a)(d)	16,813	236,727
Metabolix, Inc. (a)	100	885

	Shares	Value
Micromet, Inc. (a)	16,100	$ 103,523
Momenta Pharmaceuticals, Inc. (a)(d)	14,529	185,826
Myrexis, Inc. (a)	302	1,187
Myriad Genetics, Inc. (a)	16,335	326,047
Neurocrine Biosciences, Inc. (a)	34,106	251,702
NPS Pharmaceuticals, Inc. (a)	67,400	674,337
ONYX Pharmaceuticals, Inc. (a)	25,195	889,006
OREXIGEN Therapeutics, Inc. (a)	30,600	278,154
PDL BioPharma, Inc.	153,888	760,207
Pharmasset, Inc. (a)	17,942	869,469
Progenics Pharmaceuticals, Inc. (a)	33,006	184,339
Protalix BioTherapeutics, Inc. (a)(d)	30,290	294,722
Regeneron Pharmaceuticals, Inc. (a)	17,049	574,210
Rigel Pharmaceuticals, Inc. (a)	25,577	172,005
Sangamo Biosciences, Inc. (a)(d)	23,828	182,522
Savient Pharmaceuticals, Inc. (a)	29,055	268,178
Seattle Genetics, Inc. (a)(d)	36,221	593,662
SIGA Technologies, Inc. (a)(d)	45,212	518,808
Theratechnologies, Inc. (a)	23,600	139,087
Theravance, Inc. (a)(d)	42,878	902,153
United Therapeutics Corp. (a)	36,976	2,513,628
Vertex Pharmaceuticals, Inc. (a)	89,073	3,464,049
ZIOPHARM Oncology, Inc. (a)	19,900	116,117
Zogenix, Inc.	36,863	185,790
		52,061,217
HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%
Health Care Equipment - 0.0%
Alsius Corp. (a)	14,200	0
Aradigm Corp. (a)	21,800	3,706
		3,706
PHARMACEUTICALS - 7.8%
Pharmaceuticals - 7.8%
Adolor Corp. (a)	182,099	256,760
Akorn, Inc. (a)	15,479	77,395
Ardea Biosciences, Inc. (a)	3,300	87,516
Auxilium Pharmaceuticals, Inc. (a)(d)	38,858	881,688
AVANIR Pharmaceuticals Class A (a)(d)	174,980	708,669
Cadence Pharmaceuticals, Inc. (a)(d)	12,500	97,063
Corcept Therapeutics, Inc. (a)	71,400	289,170
Elan Corp. PLC sponsored ADR (a)	75,450	509,288
Jazz Pharmaceuticals, Inc. (a)	17,235	385,375
NuPathe, Inc.	900	6,588
Optimer Pharmaceuticals, Inc. (a)	32,588	358,468
Questcor Pharmaceuticals, Inc. (a)	7,818	120,866
The Medicines Company (a)	1,500	23,520
ViroPharma, Inc. (a)	26,188	429,483
XenoPort, Inc. (a)	22,443	176,851
		4,408,700
TOTAL COMMON STOCKS (Cost $45,705,035)		56,473,623
Money Market Funds - 8.6%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	1,003,588	$ 1,003,588
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	3,887,750	3,887,750
TOTAL MONEY MARKET FUNDS (Cost $4,891,338)		4,891,338
TOTAL INVESTMENT PORTFOLIO - 108.1% (Cost $50,596,373)	61,364,961
NET OTHER ASSETS (LIABILITIES) - (8.1)%	(4,615,172)
NET ASSETS - 100%	$ 56,749,789
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $140,079 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Antigenics, Inc. warrants 1/9/18	1/9/08	$ 563,722
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 313
Fidelity Securities Lending Cash Central Fund	39,093
Total	$ 39,406
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 56,473,623	$ 56,296,654	$ 176,969	$ -
Money Market Funds	4,891,338	4,891,338	-	-
Total Investments in Securities:	$ 61,364,961	$ 61,187,992	$ 176,969	$ -
Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $3,491,594 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $2,681,229 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Biotechnology Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,867,242) - See accompanying schedule: Unaffiliated issuers (cost $45,705,035)	$ 56,473,623
Fidelity Central Funds (cost $4,891,338)	4,891,338
Total Investments (cost $50,596,373)		$ 61,364,961
Receivable for investments sold		454,580
Receivable for fund shares sold		81,439
Distributions receivable from Fidelity Central Funds		8,185
Prepaid expenses		131
Other receivables		1,080
Total assets		61,910,376

Liabilities
Payable for investments purchased	$ 1,062,216
Payable for fund shares redeemed	112,078
Accrued management fee	32,498
Distribution and service plan fees payable	25,431
Other affiliated payables	15,410
Other payables and accrued expenses	25,204
Collateral on securities loaned, at value	3,887,750
Total liabilities		5,160,587

Net Assets		$ 56,749,789
Net Assets consist of:
Paid in capital		$ 53,714,783
Accumulated net investment loss		(339,289)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,394,293)
Net unrealized appreciation (depreciation) on investments		10,768,588
Net Assets		$ 56,749,789

Statement of Assets and Liabilities - continued

January 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($21,923,011 ÷ 2,888,544 shares)	$ 7.59

Maximum offering price per share (100/94.25 of $7.59)	$ 8.05
Class T: Net Asset Value and redemption price per share ($13,337,809 ÷ 1,806,113 shares)	$ 7.38

Maximum offering price per share (100/96.50 of $7.38)	$ 7.65
Class B: Net Asset Value and offering price per share ($5,548,600 ÷ 792,630 shares)A	$ 7.00

Class C: Net Asset Value and offering price per share ($12,235,638 ÷ 1,747,392 shares)A	$ 7.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,704,731 ÷ 473,307 shares)	$ 7.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Biotechnology Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Special dividends		$ 76,944
Interest		1
Income from Fidelity Central Funds (including $39,093 from security lending)		39,406
Total income		116,351

Expenses
Management fee	$ 151,079
Transfer agent fees	83,152
Distribution and service plan fees	146,174
Accounting and security lending fees	10,888
Custodian fees and expenses	10,730
Independent trustees' compensation	152
Registration fees	49,481
Audit	22,894
Legal	194
Miscellaneous	304
Total expenses before reductions	475,048
Expense reductions	(19,408)	455,640
Net investment income (loss)		(339,289)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	264,009
Foreign currency transactions	(34)
Total net realized gain (loss)		263,975
Change in net unrealized appreciation (depreciation) on investment securities		6,909,262
Net gain (loss)		7,173,237
Net increase (decrease) in net assets resulting from operations		$ 6,833,948

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (339,289)	$ (784,049)
Net realized gain (loss)	263,975	(2,345,490)
Change in net unrealized appreciation (depreciation)	6,909,262	88,127
Net increase (decrease) in net assets resulting from operations	6,833,948	(3,041,412)
Share transactions - net increase (decrease)	(2,647,170)	684,738
Redemption fees	254	1,690
Total increase (decrease) in net assets	4,187,032	(2,354,984)

Net Assets
Beginning of period	52,562,757	54,917,741
End of period (including accumulated net investment loss of $339,289 and $0, respectively)	$ 56,749,789	$ 52,562,757

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 6.67	$ 6.94	$ 7.81	$ 7.23	$ 6.81	$ 6.80
Income from Investment Operations
Net investment income (loss) E	(.03) H	(.08) I	(.08)	(.09) J	(.09)	(.09)
Net realized and unrealized gain (loss)	.95	(.19)	(.79)	1.20	.51	.10
Total from investment operations	.92	(.27)	(.87)	1.11	.42	.01
Distributions from net realized gain	-	-	-	(.53)	-	-
Redemption fees added to paid in capital E, L	-	-	-	-	-	-
Net asset value, end of period	$ 7.59	$ 6.67	$ 6.94	$ 7.81	$ 7.23	$ 6.81
Total Return B, C, D	13.79%	(3.89)%	(11.14)%	15.95%	6.17%	.15%
Ratios to Average Net Assets F, K
Expenses before reductions	1.46% A	1.39%	1.40%	1.37%	1.42%	1.48%
Expenses net of fee waivers, if any	1.40% A	1.39%	1.40%	1.37%	1.40%	1.40%
Expenses net of all reductions	1.40% A	1.38%	1.40%	1.37%	1.40%	1.37%
Net investment income (loss)	(.96)% A, H	(1.15)% I	(1.27)%	(1.24)% J	(1.25)%	(1.29)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,923	$ 20,154	$ 19,858	$ 18,249	$ 13,081	$ 12,539
Portfolio turnover rate G	88% A	130%	73%	132%	120%	62%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.25)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.29)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.33)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 6.50	$ 6.78	$ 7.65	$ 7.11	$ 6.71	$ 6.72
Income from Investment Operations
Net investment income (loss) E	(.04) H	(.09) I	(.09)	(.11) J	(.11)	(.11)
Net realized and unrealized gain (loss)	.92	(.19)	(.78)	1.18	.51	.10
Total from investment operations	.88	(.28)	(.87)	1.07	.40	(.01)
Distributions from net realized gain	-	-	-	(.53)	-	-
Redemption fees added to paid in capital E, L	-	-	-	-	-	-
Net asset value, end of period	$ 7.38	$ 6.50	$ 6.78	$ 7.65	$ 7.11	$ 6.71
Total Return B, C, D	13.54%	(4.13)%	(11.37)%	15.64%	5.96%	(.15)%
Ratios to Average Net Assets F, K
Expenses before reductions	1.76% A	1.69%	1.71%	1.69%	1.75%	1.79%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.64% A	1.64%	1.65%	1.65%	1.65%	1.62%
Net investment income (loss)	(1.21)% A, H	(1.41)% I	(1.52)%	(1.53)% J	(1.49)%	(1.54)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,338	$ 11,684	$ 13,356	$ 15,123	$ 13,008	$ 13,808
Portfolio turnover rate G	88% A	130%	73%	132%	120%	62%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.50)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.55)%. JInvestment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.61)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 6.17	$ 6.47	$ 7.34	$ 6.88	$ 6.52	$ 6.56
Income from Investment Operations
Net investment income (loss) E	(.06) H	(.12) I	(.12)	(.14) J	(.14)	(.14)
Net realized and unrealized gain (loss)	.89	(.18)	(.75)	1.13	.50	.10
Total from investment operations	.83	(.30)	(.87)	.99	.36	(.04)
Distributions from net realized gain	-	-	-	(.53)	-	-
Redemption fees added to paid in capital E, L	-	-	-	-	-	-
Net asset value, end of period	$ 7.00	$ 6.17	$ 6.47	$ 7.34	$ 6.88	$ 6.52
Total Return B, C, D	13.45%	(4.64)%	(11.85)%	14.96%	5.52%	(.61)%
Ratios to Average Net Assets F, K
Expenses before reductions	2.21% A	2.14%	2.15%	2.12%	2.17%	2.23%
Expenses net of fee waivers, if any	2.15% A	2.14%	2.15%	2.12%	2.15%	2.15%
Expenses net of all reductions	2.15% A	2.13%	2.15%	2.12%	2.15%	2.12%
Net investment income (loss)	(1.72)% A, H	(1.90)% I	(2.02)%	(2.00)% J	(1.99)%	(2.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,549	$ 6,297	$ 7,377	$ 11,044	$ 12,656	$ 14,938
Portfolio turnover rate G	88% A	130%	73%	132%	120%	62%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (2.00)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (2.04)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (2.08)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 6.18	$ 6.47	$ 7.34	$ 6.88	$ 6.52	$ 6.57
Income from Investment Operations
Net investment income (loss) E	(.06) H	(.12) I	(.12)	(.13) J	(.14)	(.14)
Net realized and unrealized gain (loss)	.88	(.17)	(.75)	1.12	.50	.09
Total from investment operations	.82	(.29)	(.87)	.99	.36	(.05)
Distributions from net realized gain	-	-	-	(.53)	-	-
Redemption fees added to paid in capital E, L	-	-	-	-	-	-
Net asset value, end of period	$ 7.00	$ 6.18	$ 6.47	$ 7.34	$ 6.88	$ 6.52
Total Return B, C, D	13.27%	(4.48)%	(11.85)%	14.96%	5.52%	(.76)%
Ratios to Average Net Assets F, K
Expenses before reductions	2.21% A	2.14%	2.15%	2.12%	2.16%	2.17%
Expenses net of fee waivers, if any	2.15% A	2.14%	2.15%	2.12%	2.15%	2.15%
Expenses net of all reductions	2.15% A	2.13%	2.15%	2.12%	2.15%	2.12%
Net investment income (loss)	(1.72)% A, H	(1.90)% I	(2.02)%	(2.00)% J	(1.99)%	(2.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,236	$ 11,421	$ 12,426	$ 13,323	$ 11,813	$ 13,787
Portfolio turnover rate G	88% A	130%	73%	132%	120%	62%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (2.00)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (2.04)%. J Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (2.08)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements nd do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 6.87	$ 7.12	$ 8.00	$ 7.37	$ 6.91	$ 6.89
Income from Investment Operations
Net investment income (loss) D	(.03) G	(.06) H	(.06)	(.07) I	(.07)	(.07)
Net realized and unrealized gain (loss)	.99	(.19)	(.82)	1.23	.53	.09
Total from investment operations	.96	(.25)	(.88)	1.16	.46	.02
Distributions from net realized gain	-	-	-	(.53)	-	-
Redemption fees added to paid in capital D, K	-	-	-	-	-	-
Net asset value, end of period	$ 7.83	$ 6.87	$ 7.12	$ 8.00	$ 7.37	$ 6.91
Total Return B, C	13.97%	(3.51)%	(11.00)%	16.35%	6.66%	.29%
Ratios to Average Net Assets E, J
Expenses before reductions	1.15% A	1.07%	1.11%	1.06%	1.06%	1.05%
Expenses net of fee waivers, if any	1.15% A	1.07%	1.11%	1.06%	1.06%	1.05%
Expenses net of all reductions	1.15% A	1.06%	1.11%	1.06%	1.06%	1.03%
Net investment income (loss)	(.72)% A, G	(.83)% H	(.98)%	(.94)% I	(.91)%	(.94)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,705	$ 3,008	$ 1,901	$ 1,117	$ 991	$ 1,268
Portfolio turnover rate F	88% A	130%	73%	132%	120%	62%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.00)%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.97)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.02)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Biotechnology Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, market discount, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 13,205,480
Gross unrealized depreciation	(3,107,036)
Net unrealized appreciation (depreciation) on securities and other investments	$ 10,098,444

Tax cost	$ 51,266,517

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $23,522,379 and $26,296,062, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 26,356	$ 127
Class T	.25%	.25%	31,126	-
Class B	.75%	.25%	29,863	22,397
Class C	.75%	.25%	58,829	8,677
			$ 146,174	$ 31,201

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,017
Class T	2,843
Class B*	7,129
Class C*	375
$ 14,364

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 31,565.30
Class T	21,577.35
Class B	9,016.30
Class C	17,578.30
Institutional Class	3,416.24
	$ 83,152

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $337 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $96 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 6,295
Class T	1.65%	6,726
Class B	2.15%	1,757
Class C	2.15%	3,491
		$ 18,269

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,139 for the period.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Class A
Shares sold	295,918	1,118,865	$ 2,157,139	$ 7,975,997
Shares redeemed	(429,664)	(959,085)	(3,073,057)	(6,583,930)
Net increase (decrease)	(133,746)	159,780	$ (915,918)	$ 1,392,067
Class T
Shares sold	173,128	412,827	$ 1,245,880	$ 2,848,621
Shares redeemed	(165,478)	(585,419)	(1,151,771)	(3,906,373)
Net increase (decrease)	7,650	(172,592)	$ 94,109	$ (1,057,752)
Class B
Shares sold	32,957	304,652	$ 195,804	$ 1,993,007
Shares redeemed	(260,303)	(424,638)	(1,717,863)	(2,696,945)
Net increase (decrease)	(227,346)	(119,986)	$ (1,522,059)	$ (703,938)
Class C
Shares sold	102,060	489,582	$ 688,646	$ 3,216,700
Shares redeemed	(204,052)	(559,923)	(1,347,836)	(3,577,484)
Net increase (decrease)	(101,992)	(70,341)	$ (659,190)	$ (360,784)
Institutional Class
Shares sold	174,957	453,122	$ 1,362,263	$ 3,410,559
Shares redeemed	(139,544)	(282,175)	(1,006,375)	(1,995,414)
Net increase (decrease)	35,413	170,947	$ 355,888	$ 1,415,145

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Communications Equipment Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Class A	1.40%
Actual		$ 1,000.00	$ 1,267.60	$ 8.00
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 7.12
Class T	1.65%
Actual		$ 1,000.00	$ 1,267.10	$ 9.43
HypotheticalA		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.15%
Actual		$ 1,000.00	$ 1,264.30	$ 12.27
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Class C	2.15%
Actual		$ 1,000.00	$ 1,263.00	$ 12.26
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class	1.15%
Actual		$ 1,000.00	$ 1,270.30	$ 6.58
HypotheticalA		$ 1,000.00	$ 1,019.41	$ 5.85

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Communications Equipment Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	16.3	8.7
QUALCOMM, Inc.	13.2	11.4
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	7.5	8.6
Juniper Networks, Inc.	4.7	4.6
HTC Corp.	4.5	1.2
Motorola Mobility Holdings, Inc.	3.5	0.0
Adtran, Inc.	2.7	2.3
Ciena Corp.	2.6	0.1
Alcatel-Lucent SA sponsored ADR	2.5	0.0
Apple, Inc.	2.4	2.4
	59.9
Top Industries (% of fund's net assets)
As of January 31, 2011
Communications Equipment	81.3%
Semiconductors & Semiconductor Equipment	4.5%
Electronic Equipment & Components	3.4%
Software	3.3%
Computers & Peripherals	2.7%
All Others*	4.8%

As of July 31, 2010
Communications Equipment	79.5%
Semiconductors & Semiconductor Equipment	4.8%
Computers & Peripherals	4.3%
Wireless Telecommunication Services	3.9%
Electronic Equipment & Components	2.6%
All Others*	4.9%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Communications Equipment Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 81.2%
Communications Equipment - 81.2%
Acme Packet, Inc. (a)	5,971	$ 321,120
Adtran, Inc.	15,883	653,268
ADVA AG Optical Networking (a)	15,658	135,689
Alcatel-Lucent SA sponsored ADR (a)	182,857	605,257
Arris Group, Inc. (a)	6,771	84,502
Aruba Networks, Inc. (a)	11,440	246,532
Aviat Networks, Inc. (a)	5,667	29,412
BigBand Networks, Inc. (a)	29,453	78,050
Blue Coat Systems, Inc. (a)	2,600	74,906
Brocade Communications Systems, Inc. (a)	26,759	150,921
Calix Networks, Inc. (a)(d)	6,700	109,210
Ceragon Networks Ltd. (a)	3,115	38,346
China Wireless Technologies Ltd.	116,000	64,124
Ciena Corp. (a)(d)	28,309	623,647
Cisco Systems, Inc. (a)	185,474	3,922,773
Comverse Technology, Inc. (a)	906	5,943
DG FastChannel, Inc. (a)	2,700	74,007
Digi International, Inc. (a)	2,700	28,593
DragonWave, Inc. (a)	7,900	56,186
EchoStar Holding Corp. Class A (a)	2,120	57,770
EMCORE Corp. (a)(d)	4,600	6,348
Emulex Corp. (a)	10,300	117,523
Extreme Networks, Inc. (a)	5,400	17,712
F5 Networks, Inc. (a)	3,130	339,229
Finisar Corp. (a)	3,962	131,935
Harmonic, Inc. (a)	11,860	100,098
Harris Corp.	9,200	428,168
HTC Corp.	32,400	1,092,273
Infinera Corp. (a)	2,800	20,538
Ixia (a)	6,496	102,182
JDS Uniphase Corp. (a)	19,073	323,669
Juniper Networks, Inc. (a)	30,588	1,135,427
Motorola Mobility Holdings, Inc.	30,241	842,817
Motorola Solutions, Inc.	1,247	48,346
Nokia Corp. sponsored ADR (d)	32,365	346,306
Oclaro, Inc. (a)	4,275	59,337
Oplink Communications, Inc. (a)	754	18,684
Opnext, Inc. (a)	9,601	17,858
Polycom, Inc. (a)	7,600	333,260
QUALCOMM, Inc.	58,720	3,178,514
Research In Motion Ltd. (a)	700	41,377
Riverbed Technology, Inc. (a)	11,558	414,585
Sandvine Corp. (a)	56,400	162,600
Sandvine Corp. (U.K.) (a)	18,930	55,026
ShoreTel, Inc. (a)	46,476	352,288
Sierra Wireless, Inc. (a)	7,800	110,249
Sycamore Networks, Inc.	6,100	127,246
Tekelec (a)	17,360	199,206
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	146,120	1,807,504

	Shares	Value
Tellabs, Inc.	13,800	$ 73,140
ZTE Corp. (H Shares)	48,250	190,294
		19,553,995
COMPUTERS & PERIPHERALS - 2.7%
Computer Hardware - 2.4%
Apple, Inc. (a)	1,723	584,648
Computer Storage & Peripherals - 0.3%
Novatel Wireless, Inc. (a)	8,298	59,829
TOTAL COMPUTERS & PERIPHERALS		644,477
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
A123 Systems, Inc. (a)	100	906
ELECTRONIC EQUIPMENT & COMPONENTS - 3.4%
Electronic Components - 1.5%
Corning, Inc.	10,400	230,984
E Ink Holdings, Inc. (a)	16,000	29,146
Universal Display Corp. (a)	2,800	94,752
		354,882
Electronic Manufacturing Services - 1.9%
Jabil Circuit, Inc.	2,400	48,504
SMART Modular Technologies (WWH), Inc. (a)	4,416	29,852
Trimble Navigation Ltd. (a)	8,219	378,732
		457,088
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		811,970
INTERNET SOFTWARE & SERVICES - 0.4%
Internet Software & Services - 0.4%
Akamai Technologies, Inc. (a)	345	16,670
Equinix, Inc. (a)	300	26,526
Limelight Networks, Inc. (a)	2,465	15,369
Rackspace Hosting, Inc. (a)	600	20,106
Tencent Holdings Ltd.	1,100	28,499
		107,170
IT SERVICES - 0.1%
Data Processing & Outsourced Services - 0.1%
Amadeus IT Holding SA Class A (a)	700	14,681
NeuStar, Inc. Class A (a)	700	18,781
		33,462
IT Consulting & Other Services - 0.0%
Yucheng Technologies Ltd. (a)	1,200	4,500
TOTAL IT SERVICES		37,962
MEDIA - 0.8%
Advertising - 0.5%
VisionChina Media, Inc. ADR (a)(d)	24,800	107,880
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Cable & Satellite - 0.3%
Virgin Media, Inc.	3,050	$ 76,738
TOTAL MEDIA		184,618
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.5%
Semiconductors - 4.5%
Applied Micro Circuits Corp. (a)	2,758	27,139
Avago Technologies Ltd.	4,800	137,808
Cavium Networks, Inc. (a)	2,499	98,810
Cirrus Logic, Inc. (a)(d)	4,832	101,617
Conexant Systems, Inc. (a)	1,280	2,675
CSR PLC (a)	2,483	15,339
Entropic Communications, Inc. (a)	200	2,194
Exar Corp. (a)	143	918
Ikanos Communications, Inc. (a)	3,985	4,782
Infineon Technologies AG	1,076	11,373
Inphi Corp.	2,400	45,432
Marvell Technology Group Ltd. (a)	2,300	43,723
Netlogic Microsystems, Inc. (a)	2,102	73,276
Omnivision Technologies, Inc. (a)	600	15,498
ON Semiconductor Corp. (a)	7,285	80,499
Pericom Semiconductor Corp. (a)	1,700	17,051
Pixelplus Co. Ltd. ADR (a)	900	1,620
PLX Technology, Inc. (a)	900	2,894
PMC-Sierra, Inc. (a)	3,100	24,242
Spreadtrum Communications, Inc. ADR (a)(d)	13,500	290,250
Standard Microsystems Corp. (a)	1,200	28,860
TriQuint Semiconductor, Inc. (a)	5,000	65,800
		1,091,800
SOFTWARE - 3.3%
Application Software - 2.1%
AsiaInfo Holdings, Inc. (a)	3,300	70,818
AutoNavi Holdings Ltd. ADR	5,700	93,252
BroadSoft, Inc. (a)	5,200	144,092
KongZhong Corp. sponsored ADR (a)	100	703
NetScout Systems, Inc. (a)	1,200	27,504
Smith Micro Software, Inc. (a)	1,868	23,574
SolarWinds, Inc. (a)	1,929	36,458
Synchronoss Technologies, Inc. (a)	3,447	98,102
Taleo Corp. Class A (a)	100	2,946
TeleNav, Inc.	300	3,150
		500,599
Home Entertainment Software - 0.1%
Giant Interactive Group, Inc. ADR	2,000	13,920
Systems Software - 1.1%
Allot Communications Ltd. (a)	3,700	43,253
Fortinet, Inc. (a)	3,150	121,118

	Shares	Value
Opnet Technologies, Inc.	2,881	$ 82,368
TeleCommunication Systems, Inc. Class A (a)	6,977	28,536
		275,275
TOTAL SOFTWARE		789,794
WIRELESS TELECOMMUNICATION SERVICES - 1.9%
Wireless Telecommunication Services - 1.9%
American Tower Corp. Class A (a)	2,490	126,641
Crown Castle International Corp. (a)	2,900	122,293
Leap Wireless International, Inc. (a)	300	4,194
SBA Communications Corp. Class A (a)	3,552	144,922
SOFTBANK CORP.	800	27,515
Sprint Nextel Corp. (a)	5,000	22,600
		448,165
TOTAL COMMON STOCKS (Cost $19,391,141)		23,670,857
Convertible Bonds - 0.1%
	Principal Amount
COMMUNICATIONS EQUIPMENT - 0.1%
Communications Equipment - 0.1%
Ciena Corp. 0.25% 5/1/13 (Cost $20,000)	$ 20,000	19,240
Money Market Funds - 8.5%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	1,416,355	1,416,355
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	639,075	639,075
TOTAL MONEY MARKET FUNDS (Cost $2,055,430)		2,055,430
TOTAL INVESTMENT PORTFOLIO - 106.9% (Cost $21,466,571)	25,745,527
NET OTHER ASSETS (LIABILITIES) - (6.9)%	(1,670,053)
NET ASSETS - 100%	$ 24,075,474
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 358
Fidelity Securities Lending Cash Central Fund	1,354
Total	$ 1,712
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 23,670,857	$ 23,670,857	$ -	$ -
Convertible Bonds	19,240	-	19,240	-
Money Market Funds	2,055,430	2,055,430	-	-
Total Investments in Securities:	$ 25,745,527	$ 25,726,287	$ 19,240	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	76.7%
Sweden	7.5%
Taiwan	4.6%
Cayman Islands	2.7%
France	2.5%
Canada	1.8%
Finland	1.4%
Others (Individually Less Than 1%)	2.8%
100.0%
Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $1,187,448 of which $207,917, $393,298 and $586,233 will expire in fiscal 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Communications Equipment Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $615,181) - See accompanying schedule: Unaffiliated issuers (cost $19,411,141)	$ 23,690,097
Fidelity Central Funds (cost $2,055,430)	2,055,430
Total Investments (cost $21,466,571)		$ 25,745,527
Cash		10,691
Receivable for fund shares sold		227,040
Interest receivable		12
Distributions receivable from Fidelity Central Funds		401
Prepaid expenses		37
Receivable from investment adviser for expense reductions		962
Other receivables		562
Total assets		25,985,232

Liabilities
Payable for investments purchased	$ 1,135,446
Payable for fund shares redeemed	86,359
Accrued management fee	9,974
Distribution and service plan fees payable	8,888
Other affiliated payables	5,221
Other payables and accrued expenses	24,795
Collateral on securities loaned, at value	639,075
Total liabilities		1,909,758

Net Assets		$ 24,075,474
Net Assets consist of:
Paid in capital		$ 19,672,818
Accumulated net investment loss		(113,011)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		236,711
Net unrealized appreciation (depreciation) on investments		4,278,956
Net Assets		$ 24,075,474

Statement of Assets and Liabilities - continued

January 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,628,994 ÷ 875,803 shares)	$ 10.99

Maximum offering price per share (100/94.25 of $10.99)	$ 11.66
Class T: Net Asset Value and redemption price per share ($4,935,973 ÷ 460,338 shares)	$ 10.72

Maximum offering price per share (100/96.50 of $10.72)	$ 11.11
Class B: Net Asset Value and offering price per share ($1,821,730 ÷ 178,790 shares)A	$ 10.19

Class C: Net Asset Value and offering price per share ($4,856,798 ÷ 476,902 shares)A	$ 10.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,831,979 ÷ 251,010 shares)	$ 11.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Dividends		$ 23,927
Interest		29
Income from Fidelity Central Funds (including $1,354 from security lending)		1,712
Total income		25,668

Expenses
Management fee	$ 47,244
Transfer agent fees	25,603
Distribution and service plan fees	42,838
Accounting and security lending fees	3,381
Custodian fees and expenses	6,067
Independent trustees' compensation	44
Registration fees	47,586
Audit	24,147
Legal	51
Miscellaneous	75
Total expenses before reductions	197,036
Expense reductions	(58,357)	138,679
Net investment income (loss)		(113,011)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,611,475
Foreign currency transactions	(1,315)
Total net realized gain (loss)		1,610,160
Change in net unrealized appreciation (depreciation) on: Investment securities	2,442,677
Assets and liabilities in foreign currencies	(5)
Total change in net unrealized appreciation (depreciation)		2,442,672
Net gain (loss)		4,052,832
Net increase (decrease) in net assets resulting from operations		$ 3,939,821

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (113,011)	$ (225,209)
Net realized gain (loss)	1,610,160	955,330
Change in net unrealized appreciation (depreciation)	2,442,672	1,311,875
Net increase (decrease) in net assets resulting from operations	3,939,821	2,041,996
Share transactions - net increase (decrease)	5,848,259	1,341,807
Redemption fees	376	1,464
Total increase (decrease) in net assets	9,788,456	3,385,267

Net Assets
Beginning of period	14,287,018	10,901,751
End of period (including accumulated net investment loss of $113,011 and undistributed net investment income of $0, respectively)	$ 24,075,474	$ 14,287,018

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.67	$ 7.28	$ 7.82	$ 9.49	$ 7.29	$ 7.70
Income from Investment Operations
Net investment income (loss) E	(.05)	(.11)	.02 H	(.08)	(.09)	(.09)
Net realized and unrealized gain (loss)	2.37	1.50	(.56)	(1.45)	2.29	(.32)
Total from investment operations	2.32	1.39	(.54)	(1.53)	2.20	(.41)
Distributions from net realized gain	-	-	-	(.14)	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.99	$ 8.67	$ 7.28	$ 7.82	$ 9.49	$ 7.29
Total Return B, C, D	26.76%	19.09%	(6.91)%	(16.43)%	30.18%	(5.32)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.07% A	1.90%	3.15%	2.25%	2.24%	2.13%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.39% A	1.38%	1.40%	1.39%	1.40%	1.32%
Net investment income (loss)	(1.08)% A	(1.32)%	.26% H	(.91)%	(1.00)%	(1.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,629	$ 4,860	$ 3,476	$ 2,459	$ 2,825	$ 3,145
Portfolio turnover rate G	95% A	106%	97%	63%	58%	174%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.88)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.46	$ 7.13	$ 7.68	$ 9.34	$ 7.19	$ 7.61
Income from Investment Operations
Net investment income (loss) E	(.06)	(.13)	- H, J	(.10)	(.11)	(.11)
Net realized and unrealized gain (loss)	2.32	1.46	(.55)	(1.42)	2.26	(.31)
Total from investment operations	2.26	1.33	(.55)	(1.52)	2.15	(.42)
Distributions from net realized gain	-	-	-	(.14)	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.72	$ 8.46	$ 7.13	$ 7.68	$ 9.34	$ 7.19
Total Return B, C, D	26.71%	18.65%	(7.16)%	(16.59)%	29.90%	(5.52)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.37% A	2.20%	3.52%	2.62%	2.57%	2.51%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.64% A	1.63%	1.65%	1.65%	1.64%	1.57%
Net investment income (loss)	(1.33)% A	(1.57)%	.01% H	(1.16)%	(1.25)%	(1.30)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,936	$ 3,273	$ 2,396	$ 2,138	$ 3,271	$ 2,932
Portfolio turnover rate G	95% A	106%	97%	63%	58%	174%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.13)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.06	$ 6.83	$ 7.39	$ 9.03	$ 6.99	$ 7.44
Income from Investment Operations
Net investment income (loss) E	(.08)	(.16)	(.03) H	(.14)	(.14)	(.14)
Net realized and unrealized gain (loss)	2.21	1.39	(.53)	(1.36)	2.18	(.31)
Total from investment operations	2.13	1.23	(.56)	(1.50)	2.04	(.45)
Distributions from net realized gain	-	-	-	(.14)	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.19	$ 8.06	$ 6.83	$ 7.39	$ 9.03	$ 6.99
Total Return B, C, D	26.43%	18.01%	(7.58)%	(16.94)%	29.18%	(6.05)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.83% A	2.68%	3.98%	3.03%	3.00%	2.94%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.14% A	2.13%	2.15%	2.15%	2.15%	2.07%
Net investment income (loss)	(1.83)% A	(2.07)%	(.49)% H	(1.67)%	(1.75)%	(1.80)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,822	$ 1,408	$ 1,281	$ 1,219	$ 2,225	$ 2,406
Portfolio turnover rate G	95% A	106%	97%	63%	58%	174%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.63)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.06	$ 6.82	$ 7.38	$ 9.03	$ 6.99	$ 7.44
Income from Investment Operations
Net investment income (loss) E	(.08)	(.16)	(.03) H	(.14)	(.14)	(.15)
Net realized and unrealized gain (loss)	2.20	1.40	(.53)	(1.37)	2.18	(.30)
Total from investment operations	2.12	1.24	(.56)	(1.51)	2.04	(.45)
Distributions from net realized gain	-	-	-	(.14)	-	-
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.18	$ 8.06	$ 6.82	$ 7.38	$ 9.03	$ 6.99
Total Return B, C, D	26.30%	18.18%	(7.59)%	(17.06)%	29.18%	(6.05)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.82% A	2.67%	3.63%	3.02%	2.98%	2.86%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.14% A	2.13%	2.15%	2.15%	2.15%	2.07%
Net investment income (loss)	(1.83)% A	(2.07)%	(.49)% H	(1.67)%	(1.75)%	(1.81)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,857	$ 3,029	$ 2,792	$ 1,097	$ 1,745	$ 1,768
Portfolio turnover rate G	95% A	106%	97%	63%	58%	174%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.63)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.88	$ 7.45	$ 7.98	$ 9.65	$ 7.39	$ 7.79
Income from Investment Operations
Net investment income (loss) D	(.04)	(.09)	.03 G	(.06)	(.07)	(.07)
Net realized and unrealized gain (loss)	2.44	1.52	(.56)	(1.47)	2.33	(.33)
Total from investment operations	2.40	1.43	(.53)	(1.53)	2.26	(.40)
Distributions from net realized gain	-	-	-	(.14)	-	-
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.28	$ 8.88	$ 7.45	$ 7.98	$ 9.65	$ 7.39
Total Return B, C	27.03%	19.19%	(6.64)%	(16.16)%	30.58%	(5.13)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.75% A	1.54%	2.44%	1.94%	1.87%	1.70%
Expenses net of fee waivers, if any	1.15% A	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.14% A	1.13%	1.15%	1.14%	1.15%	1.07%
Net investment income (loss)	(.83)% A	(1.07)%	.51% G	(.66)%	(.75)%	(.80)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,832	$ 1,717	$ 957	$ 229	$ 324	$ 379
Portfolio turnover rate F	95% A	106%	97%	63%	58%	174%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.63)%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Communications Equipment Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,758,760
Gross unrealized depreciation	(642,639)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,116,121

Tax cost	$ 21,629,406

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $13,325,574 and $8,029,166, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 7,528	$ 284
Class T	.25%	.25%	9,674	-
Class B	.75%	.25%	7,928	5,946
Class C	.75%	.25%	17,708	3,257
			$ 42,838	$ 9,487

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,115
Class T	1,942
Class B*	786
Class C*	507
$ 7,350

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 8,993.30
Class T	6,661.34
Class B	2,392.30
Class C	5,276.30
Institutional Class	2,281.24
	$ 25,603

* Annualized

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,128 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $28 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 20,290
Class T	1.65%	14,045
Class B	2.15%	5,457
Class C	2.15%	11,993
Institutional Class	1.15%	5,765
		$ 57,550

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $807 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Class A
Shares sold	381,170	379,066	$ 4,007,558	$ 3,104,413
Shares redeemed	(66,126)	(295,518)	(650,278)	(2,391,964)
Net increase (decrease)	315,044	83,548	$ 3,357,280	$ 712,449
Class T
Shares sold	107,443	156,340	$ 1,065,170	$ 1,239,925
Shares redeemed	(33,931)	(105,545)	(315,486)	(829,604)
Net increase (decrease)	73,512	50,795	$ 749,684	$ 410,321
Class B
Shares sold	31,305	104,878	$ 290,191	$ 798,141
Shares redeemed	(27,114)	(117,849)	(244,569)	(896,172)
Net increase (decrease)	4,191	(12,971)	$ 45,622	$ (98,031)
Class C
Shares sold	161,535	234,346	$ 1,572,441	$ 1,790,479
Shares redeemed	(60,582)	(267,515)	(545,385)	(1,967,047)
Net increase (decrease)	100,953	(33,169)	$ 1,027,056	$ (176,568)
Institutional Class
Shares sold	99,583	263,129	$ 1,068,885	$ 2,147,225
Shares redeemed	(41,910)	(198,313)	(400,268)	(1,653,589)
Net increase (decrease)	57,673	64,816	$ 668,617	$ 493,636

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Consumer Discretionary Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Class A	1.40%
Actual		$ 1,000.00	$ 1,205.50	$ 7.78
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 7.12
Class T	1.65%
Actual		$ 1,000.00	$ 1,204.50	$ 9.17
HypotheticalA		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.15%
Actual		$ 1,000.00	$ 1,201.40	$ 11.93
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Class C	2.15%
Actual		$ 1,000.00	$ 1,201.00	$ 11.93
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class	1.07%
Actual		$ 1,000.00	$ 1,208.00	$ 5.95
HypotheticalA		$ 1,000.00	$ 1,019.81	$ 5.45

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Consumer Discretionary Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Lowe's Companies, Inc.	5.7	5.8
The Walt Disney Co.	5.5	5.7
McDonald's Corp.	4.3	6.1
Target Corp.	3.6	4.2
Amazon.com, Inc.	3.3	3.6
News Corp. Class A	3.0	0.0
DIRECTV	2.9	3.4
Bed Bath & Beyond, Inc.	2.8	2.2
TJX Companies, Inc.	2.6	1.8
Starbucks Corp.	2.2	1.9
	35.9
Top Industries (% of fund's net assets)
As of January 31, 2011
Specialty Retail	24.6%
Media	24.1%
Hotels, Restaurants & Leisure	19.4%
Textiles, Apparel & Luxury Goods	4.5%
Automobiles	4.5%
All Others*	22.9%

As of July 31, 2010
Media	26.6%
Specialty Retail	21.8%
Hotels, Restaurants & Leisure	21.4%
Multiline Retail	5.5%
Household Durables	4.8%
All Others*	19.9%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Consumer Discretionary Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
AUTO COMPONENTS - 4.4%
Auto Parts & Equipment - 4.4%
Autoliv, Inc.	13,000	$ 998,400
Tenneco, Inc. (a)	21,017	868,633
TRW Automotive Holdings Corp. (a)	15,971	952,830
		2,819,863
AUTOMOBILES - 4.0%
Automobile Manufacturers - 4.0%
Bayerische Motoren Werke AG (BMW)	4,160	319,378
Ford Motor Co. (a)	53,292	850,007
General Motors Co.	37,700	1,375,673
		2,545,058
DISTRIBUTORS - 0.3%
Distributors - 0.3%
Li & Fung Ltd.	28,000	181,536
DIVERSIFIED CONSUMER SERVICES - 3.0%
Education Services - 1.5%
DeVry, Inc.	8,668	451,689
Grand Canyon Education, Inc. (a)	27,756	502,106
		953,795
Specialized Consumer Services - 1.5%
Sotheby's Class A (ltd. vtg.)	15,100	608,530
Steiner Leisure Ltd. (a)	7,605	337,054
		945,584
TOTAL DIVERSIFIED CONSUMER SERVICES		1,899,379
ELECTRONIC EQUIPMENT & COMPONENTS - 0.2%
Technology Distributors - 0.2%
Funtalk China Holdings Ltd. (a)	22,200	132,534
FOOD & STAPLES RETAILING - 1.9%
Drug Retail - 0.1%
Droga Raia SA	3,000	47,136
Hypermarkets & Super Centers - 1.8%
BJ's Wholesale Club, Inc. (a)	5,179	227,565
Costco Wholesale Corp.	13,522	971,420
		1,198,985
TOTAL FOOD & STAPLES RETAILING		1,246,121
HOTELS, RESTAURANTS & LEISURE - 19.4%
Casinos & Gaming - 3.8%
Betfair Group PLC	11,200	164,137
Las Vegas Sands Corp. unit	1,010	796,951
MGM Mirage, Inc. (a)(d)	28,547	423,352
Pinnacle Entertainment, Inc. (a)	20,000	301,600
WMS Industries, Inc. (a)	17,813	747,255
		2,433,295
Hotels, Resorts & Cruise Lines - 4.6%
Accor SA	8,553	391,083

	Shares	Value
Carnival Corp. unit	8,500	$ 380,035
China Lodging Group Ltd. ADR	9,848	197,255
Club Mediterranee SA (a)	600	13,763
Starwood Hotels & Resorts Worldwide, Inc.	19,221	1,133,462
Wyndham Worldwide Corp.	29,253	822,887
		2,938,485
Restaurants - 11.0%
BJ's Restaurants, Inc. (a)	12,000	423,960
Bravo Brio Restaurant Group, Inc.	6,900	112,470
Darden Restaurants, Inc.	19,573	922,084
McDonald's Corp.	37,400	2,755,258
P.F. Chang's China Bistro, Inc. (d)	10,593	487,702
Ruth's Hospitality Group, Inc. (a)	56,219	261,981
Starbucks Corp.	45,539	1,435,845
Texas Roadhouse, Inc. Class A (a)	40,300	669,786
		7,069,086
TOTAL HOTELS, RESTAURANTS & LEISURE		12,440,866
HOUSEHOLD DURABLES - 2.5%
Home Furnishings - 1.1%
Tempur-Pedic International, Inc. (a)	16,230	708,277
Homebuilding - 1.4%
Lennar Corp. Class A	35,811	693,301
Toll Brothers, Inc. (a)	10,600	214,544
		907,845
TOTAL HOUSEHOLD DURABLES		1,616,122
INTERNET & CATALOG RETAIL - 4.2%
Internet Retail - 4.2%
Amazon.com, Inc. (a)	12,600	2,137,464
Expedia, Inc.	21,500	540,940
Ocado Group PLC (a)	4,900	17,109
		2,695,513
INTERNET SOFTWARE & SERVICES - 0.5%
Internet Software & Services - 0.5%
eBay, Inc. (a)	10,600	321,816
LEISURE EQUIPMENT & PRODUCTS - 0.7%
Leisure Products - 0.7%
Polaris Industries, Inc.	5,600	430,752
MEDIA - 24.1%
Advertising - 2.8%
Interpublic Group of Companies, Inc. (a)	50,625	541,181
Lamar Advertising Co. Class A (a)	15,916	586,345
National CineMedia, Inc.	38,668	682,104
		1,809,630
Broadcasting - 0.7%
Scripps Networks Interactive, Inc. Class A	10,091	469,232
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Cable & Satellite - 11.4%
Comcast Corp.:
Class A	44,000	$ 1,001,000
Class A (special) (non-vtg.)	37,588	805,887
DIRECTV (a)	43,595	1,847,992
Kabel Deutschland Holding AG	13,483	679,263
Sirius XM Radio, Inc. (a)	263,600	425,714
Time Warner Cable, Inc.	18,639	1,264,283
Virgin Media, Inc. (d)	50,542	1,271,637
		7,295,776
Movies & Entertainment - 8.5%
News Corp. Class A	128,461	1,929,484
The Walt Disney Co.	90,927	3,534,332
		5,463,816
Publishing - 0.7%
United Business Media Ltd.	40,300	453,439
TOTAL MEDIA		15,491,893
MULTILINE RETAIL - 4.0%
Department Stores - 0.4%
Nordstrom, Inc.	3,819	157,266
Retail Ventures, Inc. (a)	7,499	113,085
		270,351
General Merchandise Stores - 3.6%
Target Corp.	41,716	2,287,288
TOTAL MULTILINE RETAIL		2,557,639
PROFESSIONAL SERVICES - 0.3%
Research & Consulting Services - 0.3%
Nielsen Holdings B.V. (a)	7,700	200,739
SPECIALTY RETAIL - 24.6%
Apparel Retail - 6.1%
Chico's FAS, Inc.	35,000	382,200
Citi Trends, Inc. (a)	21,796	499,128
DSW, Inc. Class A (a)	2,500	83,225
Fast Retailing Co. Ltd.	1,100	160,149
Inditex SA	4,292	324,283
TJX Companies, Inc.	34,934	1,655,522
Urban Outfitters, Inc. (a)	23,978	810,936
		3,915,443

	Shares	Value
Automotive Retail - 2.0%
Advance Auto Parts, Inc.	18,320	$ 1,171,381
Lentuo International, Inc. ADR	14,100	99,969
		1,271,350
Computer & Electronics Retail - 1.8%
Best Buy Co., Inc.	18,900	642,600
Carphone Warehouse Group PLC (a)	3,700	23,882
hhgregg, Inc. (a)(d)	26,831	491,812
		1,158,294
Home Improvement Retail - 8.5%
Home Depot, Inc.	32,489	1,194,621
Lowe's Companies, Inc.	146,923	3,643,688
Lumber Liquidators Holdings, Inc. (a)(d)	20,925	584,645
		5,422,954
Homefurnishing Retail - 2.8%
Bed Bath & Beyond, Inc. (a)	37,506	1,800,288
Specialty Stores - 3.4%
Hengdeli Holdings Ltd.	530,000	298,417
Office Depot, Inc. (a)	21,200	111,300
OfficeMax, Inc. (a)	42,393	681,256
Tractor Supply Co.	16,234	832,967
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	7,600	281,504
		2,205,444
TOTAL SPECIALTY RETAIL		15,773,773
TEXTILES, APPAREL & LUXURY GOODS - 4.5%
Apparel, Accessories & Luxury Goods - 3.0%
China Xiniya Fashion Ltd. ADR	12,300	72,201
Phillips-Van Heusen Corp.	9,182	535,953
Polo Ralph Lauren Corp. Class A	5,792	620,787
Titan Industries Ltd.	4,661	366,279
Vera Bradley, Inc. (d)	9,700	333,632
		1,928,852
Footwear - 1.5%
Iconix Brand Group, Inc. (a)	19,600	389,060
NIKE, Inc. Class B	7,300	602,104
		991,164
TOTAL TEXTILES, APPAREL & LUXURY GOODS		2,920,016
TOTAL COMMON STOCKS (Cost $56,294,513)		63,273,620
Nonconvertible Preferred Stocks - 0.5%

AUTOMOBILES - 0.5%
Automobile Manufacturers - 0.5%
Volkswagen AG (Cost $316,731)	1,900	306,930
Money Market Funds - 4.9%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	323,073	$ 323,073
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	2,829,006	2,829,006
TOTAL MONEY MARKET FUNDS (Cost $3,152,079)		3,152,079
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $59,763,323)	66,732,629
NET OTHER ASSETS (LIABILITIES) - (4.0)%	(2,572,523)
NET ASSETS - 100%	$ 64,160,106
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 693
Fidelity Securities Lending Cash Central Fund	4,549
Total	$ 5,242
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 63,273,620	$ 62,476,669	$ 796,951	$ -
Nonconvertible Preferred Stocks	306,930	306,930	-	-
Money Market Funds	3,152,079	3,152,079	-	-
Total Investments in Securities:	$ 66,732,629	$ 65,935,678	$ 796,951	$ -
Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $2,978,434 all of which will expire in fiscal 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Consumer Discretionary Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,798,998) - See accompanying schedule: Unaffiliated issuers (cost $56,611,244)	$ 63,580,550
Fidelity Central Funds (cost $3,152,079)	3,152,079
Total Investments (cost $59,763,323)		$ 66,732,629
Receivable for investments sold		1,474,711
Receivable for fund shares sold		182,785
Dividends receivable		25,546
Distributions receivable from Fidelity Central Funds		630
Prepaid expenses		119
Other receivables		3,048
Total assets		68,419,468

Liabilities
Payable for investments purchased	$ 797,710
Payable for fund shares redeemed	519,881
Accrued management fee	33,382
Distribution and service plan fees payable	25,309
Other affiliated payables	15,759
Other payables and accrued expenses	38,315
Collateral on securities loaned, at value	2,829,006
Total liabilities		4,259,362

Net Assets		$ 64,160,106
Net Assets consist of:
Paid in capital		$ 57,569,180
Accumulated net investment loss		(104,574)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(267,853)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,963,353
Net Assets		$ 64,160,106

Statement of Assets and Liabilities - continued

January 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($23,931,998 ÷ 1,557,009 shares)	$ 15.37

Maximum offering price per share (100/94.25 of $15.37)	$ 16.31
Class T: Net Asset Value and redemption price per share ($10,542,526 ÷ 710,535 shares)	$ 14.84

Maximum offering price per share (100/96.50 of $14.84)	$ 15.38
Class B: Net Asset Value and offering price per share ($3,870,613 ÷ 282,105 shares)A	$ 13.72

Class C: Net Asset Value and offering price per share ($16,149,625 ÷ 1,174,959 shares)A	$ 13.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($9,665,344 ÷ 603,102 shares)	$ 16.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Dividends		$ 320,172
Interest		2
Income from Fidelity Central Funds		5,242
Total income		325,416

Expenses
Management fee	$ 151,843
Transfer agent fees	74,290
Distribution and service plan fees	125,894
Accounting and security lending fees	10,799
Custodian fees and expenses	15,373
Independent trustees' compensation	151
Registration fees	40,326
Audit	23,085
Legal	160
Miscellaneous	283
Total expenses before reductions	442,204
Expense reductions	(12,214)	429,990
Net investment income (loss)		(104,574)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $322)	3,132,829
Foreign currency transactions	388
Total net realized gain (loss)		3,133,217
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $5,993)	6,283,384
Assets and liabilities in foreign currencies	35
Total change in net unrealized appreciation (depreciation)		6,283,419
Net gain (loss)		9,416,636
Net increase (decrease) in net assets resulting from operations		$ 9,312,062

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (104,574)	$ (139,360)
Net realized gain (loss)	3,133,217	6,027,146
Change in net unrealized appreciation (depreciation)	6,283,419	1,905,033
Net increase (decrease) in net assets resulting from operations	9,312,062	7,792,819
Distributions to shareholders from net investment income	-	(6,476)
Share transactions - net increase (decrease)	5,461,195	9,354,979
Redemption fees	1,216	1,671
Total increase (decrease) in net assets	14,774,473	17,142,993

Net Assets
Beginning of period	49,385,633	32,242,640
End of period (including accumulated net investment loss of $104,574 and undistributed net investment income of $0, respectively)	$ 64,160,106	$ 49,385,633

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.75	$ 10.26	$ 11.41	$ 15.89	$ 16.39	$ 16.62
Income from Investment Operations
Net investment income (loss) E	(.01)	(.02)	.04	.02	.02 H	(.04)
Net realized and unrealized gain (loss)	2.63	2.51	(1.16)	(3.09)	1.83	(.07)
Total from investment operations	2.62	2.49	(1.12)	(3.07)	1.85	(.11)
Distributions from net investment income	-	-	(.03)	-	(.05)	-
Distributions from net realized gain	-	-	-	(1.41)	(2.30)	(.12)
Total distributions	-	-	(.03)	(1.41)	(2.35)	(.12)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 15.37	$ 12.75	$ 10.26	$ 11.41	$ 15.89	$ 16.39
Total Return B, C, D	20.55%	24.27%	(9.81)%	(21.24)%	11.67%	(.69)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.44% A	1.44%	1.62%	1.40%	1.42%	1.42%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.38% A	1.39%	1.40%	1.40%	1.39%	1.39%
Net investment income (loss)	(.19)% A	(.15)%	.42%	.15%	.11% H	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,932	$ 19,423	$ 13,010	$ 11,899	$ 19,708	$ 16,935
Portfolio turnover rate G	153% A	163%	99%	63%	164%	81%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.32)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 12.32	$ 9.94	$ 11.07	$ 15.47	$ 16.03	$ 16.29
Income from Investment Operations
Net investment income (loss) E	(.03)	(.05)	.01	(.01)	(.02) H	(.07)
Net realized and unrealized gain (loss)	2.55	2.43	(1.12)	(3.00)	1.79	(.07)
Total from investment operations	2.52	2.38	(1.11)	(3.01)	1.77	(.14)
Distributions from net investment income	-	-	(.02)	-	(.03)	-
Distributions from net realized gain	-	-	-	(1.39)	(2.30)	(.12)
Total distributions	-	-	(.02)	(1.39)	(2.33)	(.12)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 14.84	$ 12.32	$ 9.94	$ 11.07	$ 15.47	$ 16.03
Total Return B, C, D	20.45%	23.94%	(10.04)%	(21.41)%	11.43%	(.89)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.70% A	1.71%	1.89%	1.64%	1.69%	1.69%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.64%	1.65%	1.65%
Expenses net of all reductions	1.63% A	1.64%	1.65%	1.62%	1.61%	1.62%
Net investment income (loss)	(.43)% A	(.40)%	.17%	(.08)%	(.10)% H	(.46)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,543	$ 8,018	$ 6,738	$ 9,095	$ 14,787	$ 14,267
Portfolio turnover rate G	153% A	163%	99%	63%	164%	81%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.53)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.42	$ 9.26	$ 10.35	$ 14.56	$ 15.26	$ 15.60
Income from Investment Operations
Net investment income (loss) E	(.06)	(.10)	(.03)	(.07)	(.10) H	(.15)
Net realized and unrealized gain (loss)	2.36	2.26	(1.06)	(2.81)	1.70	(.07)
Total from investment operations	2.30	2.16	(1.09)	(2.88)	1.60	(.22)
Distributions from net realized gain	-	-	-	(1.33)	(2.30)	(.12)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 13.72	$ 11.42	$ 9.26	$ 10.35	$ 14.56	$ 15.26
Total Return B, C, D	20.14%	23.33%	(10.53)%	(21.80)%	10.82%	(1.45)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.19% A	2.21%	2.38%	2.14%	2.20%	2.19%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.14%	2.15%	2.15%
Expenses net of all reductions	2.13% A	2.14%	2.15%	2.14%	2.15%	2.14%
Net investment income (loss)	(.93)% A	(.90)%	(.33)%	(.60)%	(.64)% H	(.98)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,871	$ 3,643	$ 3,550	$ 5,090	$ 11,081	$ 14,088
Portfolio turnover rate G	153% A	163%	99%	63%	164%	81%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.07)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.44	$ 9.27	$ 10.37	$ 14.59	$ 15.28	$ 15.62
Income from Investment Operations
Net investment income (loss) E	(.06)	(.10)	(.03)	(.07)	(.10) H	(.15)
Net realized and unrealized gain (loss)	2.36	2.27	(1.07)	(2.81)	1.71	(.07)
Total from investment operations	2.30	2.17	(1.10)	(2.88)	1.61	(.22)
Distributions from net realized gain	-	-	-	(1.34)	(2.30)	(.12)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 13.74	$ 11.44	$ 9.27	$ 10.37	$ 14.59	$ 15.28
Total Return B, C, D	20.10%	23.41%	(10.61)%	(21.77)%	10.88%	(1.45)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.15% A	2.12%	2.38%	2.15%	2.16%	2.12%
Expenses net of fee waivers, if any	2.15% A	2.12%	2.15%	2.15%	2.15%	2.12%
Expenses net of all reductions	2.13% A	2.11%	2.15%	2.14%	2.15%	2.12%
Net investment income (loss)	(.93)% A	(.87)%	(.33)%	(.60)%	(.64)% H	(.95)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,150	$ 9,288	$ 2,955	$ 3,430	$ 8,051	$ 7,160
Portfolio turnover rate G	153% A	163%	99%	63%	164%	81%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.07)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.27	$ 10.66	$ 11.84	$ 16.41	$ 16.82	$ 17.01
Income from Investment Operations
Net investment income (loss) D	.01	.02	.06	.06	.06 G	- I
Net realized and unrealized gain (loss)	2.75	2.60	(1.20)	(3.22)	1.89	(.07)
Total from investment operations	2.76	2.62	(1.14)	(3.16)	1.95	(.07)
Distributions from net investment income	-	(.01)	(.04)	-	(.06)	-
Distributions from net realized gain	-	-	-	(1.41)	(2.30)	(.12)
Total distributions	-	(.01)	(.04)	(1.41)	(2.36)	(.12)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 16.03	$ 13.27	$ 10.66	$ 11.84	$ 16.41	$ 16.82
Total Return B, C	20.80%	24.62%	(9.59)%	(21.09)%	12.04%	(.44)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.07% A	1.09%	1.15%	1.14%	1.15%	1.18%
Expenses net of fee waivers, if any	1.07% A	1.09%	1.15%	1.14%	1.15%	1.15%
Expenses net of all reductions	1.06% A	1.08%	1.15%	1.14%	1.14%	1.14%
Net investment income (loss)	.14% A	.16%	.67%	.40%	.36% G	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,665	$ 9,013	$ 5,990	$ 398	$ 1,385	$ 1,144
Portfolio turnover rate F	153% A	163%	99%	63%	164%	81%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Consumer Discretionary Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on realized short term capital gains on securities of certain issuers domiciled in India. An estimated deferred tax liability for net unrealized gains on these securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 7,968,597
Gross unrealized depreciation	(1,279,851)
Net unrealized appreciation (depreciation) on securities and other investments	$ 6,688,746

Tax cost	$ 60,043,883

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $46,382,110 and $41,145,991, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 26,965	$ 118
Class T	.25%	.25%	23,211	-
Class B	.75%	.25%	19,231	14,423
Class C	.75%	.25%	56,487	6,934
			$ 125,894	$ 21,475

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12,143
Class T	4,052
Class B*	2,456
Class C*	434
$ 19,085

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 32,060.30
Class T	14,392.31
Class B	5,803.30
Class C	14,356.25
Institutional Class	7,679.18
	$ 74,290

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,958 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $93 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,549. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 3,956
Class T	1.65%	2,379
Class B	2.15%	847
		$ 7,182

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $5,032 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
From net investment income
Institutional Class	$ -	$ 6,476

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Class A
Shares sold	418,946	790,157	$ 6,166,452	$ 9,916,430
Shares redeemed	(385,297)	(535,046)	(5,398,504)	(6,621,987)
Net increase (decrease)	33,649	255,111	$ 767,948	$ 3,294,443
Class T
Shares sold	147,307	124,293	$ 2,144,996	$ 1,532,286
Shares redeemed	(87,438)	(151,532)	(1,245,949)	(1,774,930)
Net increase (decrease)	59,869	(27,239)	$ 899,047	$ (242,644)
Class B
Shares sold	39,461	84,992	$ 498,530	$ 960,028
Shares redeemed	(76,265)	(149,463)	(958,943)	(1,626,686)
Net increase (decrease)	(36,804)	(64,471)	$ (460,413)	$ (666,658)
Class C
Shares sold	512,946	651,335	$ 7,022,340	$ 6,961,979
Shares redeemed	(149,633)	(158,268)	(1,947,404)	(1,769,753)
Net increase (decrease)	363,313	493,067	$ 5,074,936	$ 5,192,226
Institutional Class
Shares sold	196,033	718,370	$ 3,076,446	$ 9,586,550
Reinvestment of distributions	-	555	-	6,322
Shares redeemed	(271,916)	(601,861)	(3,896,769)	(7,815,260)
Net increase (decrease)	(75,883)	117,064	$ (820,323)	$ 1,777,612

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Electronics Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Class A	1.40%
Actual		$ 1,000.00	$ 1,348.70	$ 8.29
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 7.12
Class T	1.65%
Actual		$ 1,000.00	$ 1,347.10	$ 9.76
HypotheticalA		$ 1,000.00	$ 1,016.89	$ 8.39
Class B	2.15%
Actual		$ 1,000.00	$ 1,343.80	$ 12.70
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Class C	2.15%
Actual		$ 1,000.00	$ 1,344.30	$ 12.70
HypotheticalA		$ 1,000.00	$ 1,014.37	$ 10.92
Institutional Class	1.15%
Actual		$ 1,000.00	$ 1,350.60	$ 6.81
HypotheticalA		$ 1,000.00	$ 1,019.41	$ 5.85

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Electronics Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Intel Corp.	11.3	18.0
Marvell Technology Group Ltd.	8.7	7.6
Broadcom Corp. Class A	5.2	2.8
National Semiconductor Corp.	4.9	1.5
Micron Technology, Inc.	4.8	4.5
Amkor Technology, Inc.	3.9	3.8
Avago Technologies Ltd.	3.8	3.0
Applied Materials, Inc.	3.8	5.2
Advanced Micro Devices, Inc.	3.8	4.3
NVIDIA Corp.	3.7	2.0
	53.9
Top Industries (% of fund's net assets)
As of January 31, 2011
Semiconductors & Semiconductor Equipment	81.8%
Electronic Equipment & Components	6.3%
Communications Equipment	3.9%
Computers & Peripherals	1.7%
Internet Software & Services	0.3%
All Others*	6.0%

As of July 31, 2010
Semiconductors & Semiconductor Equipment	89.6%
Electronic Equipment & Components	4.3%
Communications Equipment	3.7%
Computers & Peripherals	1.5%
Internet Software & Services	0.3%
All Others*	0.6%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Electronics Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 3.9%
Communications Equipment - 3.9%
Brocade Communications Systems, Inc. (a)	6,255	$ 35,278
Cisco Systems, Inc. (a)	8,500	179,775
Motorola Mobility Holdings, Inc.	2,218	61,816
Motorola Solutions, Inc.	21	814
Nokia Corp. sponsored ADR	5,040	53,928
QUALCOMM, Inc.	9,977	540,055
		871,666
COMPUTERS & PERIPHERALS - 1.7%
Computer Hardware - 0.0%
Hewlett-Packard Co.	100	4,569
Computer Storage & Peripherals - 1.7%
Gemalto NV	408	20,630
SanDisk Corp. (a)	620	28,129
Seagate Technology (a)	8,513	119,182
Synaptics, Inc. (a)	2,900	82,534
Western Digital Corp. (a)	3,810	129,616
		380,091
TOTAL COMPUTERS & PERIPHERALS		384,660
ELECTRONIC EQUIPMENT & COMPONENTS - 6.3%
Electronic Components - 0.8%
Aeroflex Holding Corp.	1,900	29,811
Amphenol Corp. Class A	100	5,534
Corning, Inc.	4,168	92,571
Universal Display Corp. (a)	1,400	47,376
		175,292
Electronic Equipment & Instruments - 0.0%
Hitachi High-Technologies Corp.	100	2,471
SNU Precision Co. Ltd.	178	3,282
		5,753
Electronic Manufacturing Services - 5.5%
Benchmark Electronics, Inc. (a)	6,065	115,174
Flextronics International Ltd. (a)	48,021	383,688
Jabil Circuit, Inc.	16,588	335,243
Multi-Fineline Electronix, Inc. (a)	1,300	37,570
Plexus Corp. (a)	2,943	79,579
SMART Modular Technologies (WWH), Inc. (a)	17,409	117,685
Tyco Electronics Ltd.	2,000	72,460
Viasystems Group, Inc. (a)	5,090	102,971
		1,244,370
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		1,425,415

	Shares	Value
INTERNET SOFTWARE & SERVICES - 0.3%
Internet Software & Services - 0.3%
Google, Inc. Class A (a)	100	$ 60,036
Support.com, Inc. (a)	200	1,108
		61,144
IT SERVICES - 0.2%
IT Consulting & Other Services - 0.2%
BCD Semiconductor Manufacturing Ltd. ADR (a)	3,300	33,891
LEISURE EQUIPMENT & PRODUCTS - 0.1%
Photographic Products - 0.1%
Eastman Kodak Co. (a)	6,300	23,058
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)	64,879	1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 81.8%
Semiconductor Equipment - 13.8%
Advanced Energy Industries, Inc. (a)	5	77
Amkor Technology, Inc. (a)(d)	107,137	872,095
Applied Materials, Inc.	54,300	851,967
ASM International NV unit (a)	1,100	40,029
ASML Holding NV	2,870	120,569
Brooks Automation, Inc. (a)	400	4,696
Cabot Microelectronics Corp. (a)	50	2,256
Cymer, Inc. (a)	340	16,521
Entegris, Inc. (a)	8,291	63,426
KLA-Tencor Corp.	2,330	102,706
Lam Research Corp. (a)	9,720	484,931
MEMC Electronic Materials, Inc. (a)	11,942	132,437
Nanometrics, Inc. (a)	400	6,848
Nova Measuring Instruments Ltd. (a)	200	1,800
Novellus Systems, Inc. (a)	1,200	43,284
Teradyne, Inc. (a)	800	13,344
Tessera Technologies, Inc. (a)	2,600	45,032
Ultratech, Inc. (a)	200	4,507
Ulvac, Inc.	100	2,566
Varian Semiconductor Equipment Associates, Inc. (a)	6,603	293,503
Verigy Ltd. (a)	600	8,004
		3,110,598
Semiconductors - 68.0%
Advanced Micro Devices, Inc. (a)	108,784	851,779
Alpha & Omega Semiconductor Ltd. (a)	8,013	113,304
Altera Corp.	500	18,785
Analog Devices, Inc.	2,900	112,607
Applied Micro Circuits Corp. (a)	9,604	94,503
Atheros Communications, Inc. (a)	828	36,921
Avago Technologies Ltd.	29,884	857,970
Broadcom Corp. Class A	26,038	1,174,053
Cree, Inc. (a)(d)	1,400	70,686
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
CSR PLC (a)	8,992	$ 55,549
Cypress Semiconductor Corp. (a)	700	15,155
Duksan Hi-Metal Co. Ltd. (a)	142	2,733
Exar Corp. (a)	200	1,284
Fairchild Semiconductor International, Inc. (a)	29,430	523,854
First Solar, Inc. (a)	258	39,882
Himax Technologies, Inc. sponsored ADR	18,838	47,472
Ikanos Communications, Inc. (a)	17,400	20,880
Inphi Corp.	800	15,144
Integrated Device Technology, Inc. (a)	15,063	96,102
Intel Corp.	118,664	2,546,525
International Rectifier Corp. (a)	6,200	198,586
Intersil Corp. Class A	36,819	556,703
Linear Technology Corp.	30	1,044
LSI Corp. (a)	49,542	306,665
Marvell Technology Group Ltd. (a)	103,259	1,962,954
Maxim Integrated Products, Inc.	1,700	43,894
Micron Technology, Inc. (a)	102,820	1,083,723
Monolithic Power Systems, Inc. (a)	11,852	173,869
Motech Industries, Inc.	1	4
National Semiconductor Corp.	72,365	1,097,053
NVIDIA Corp. (a)	34,368	822,083
NXP Semiconductors NV	14,412	370,965
ON Semiconductor Corp. (a)	49,066	542,179
PMC-Sierra, Inc. (a)	25,836	202,038
RDA Microelectronics, Inc. sponsored ADR	3,700	49,728
Rensas Electronics Corp. (a)	5,400	57,895
Semtech Corp. (a)	1,016	22,184
Skyworks Solutions, Inc. (a)	906	28,784
Standard Microsystems Corp. (a)	1,394	33,526
STMicroelectronics NV (NY Shares) unit	3,900	47,268
SunPower Corp. Class B (a)	6,390	84,348
Supertex, Inc. (a)	2,521	57,756
Texas Instruments, Inc.	11,282	382,573
TriQuint Semiconductor, Inc. (a)	100	1,316

	Shares	Value
Volterra Semiconductor Corp. (a)	2,900	$ 72,065
Xilinx, Inc.	11,617	374,067
		15,268,458
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		18,379,056
TOTAL COMMON STOCKS (Cost $19,698,106)		21,178,891
Convertible Bonds - 0.0%
Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
Semiconductors - 0.0%
SunPower Corp. 4.75% 4/15/14 (Cost $10,000)	$ 10,000	9,488
Money Market Funds - 7.5%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	1,320,839	1,320,839
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	365,500	365,500
TOTAL MONEY MARKET FUNDS (Cost $1,686,339)		1,686,339
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $21,394,445)	22,874,718
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(406,314)
NET ASSETS - 100%	$ 22,468,404
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 284
Fidelity Securities Lending Cash Central Fund	709
Total	$ 993
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 21,178,891	$ 21,178,890	$ -	$ 1
Convertible Bonds	9,488	-	9,488	-
Money Market Funds	1,686,339	1,686,339	-	-
Total Investments in Securities:	$ 22,874,718	$ 22,865,229	$ 9,488	$ 1
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.0%
Bermuda	9.2%
Singapore	5.5%
Netherlands	2.7%
Cayman Islands	1.1%
Others (Individually Less Than 1%)	1.5%
100.0%
Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $12,180,956 of which $4,122,383, $2,265,871, $279,201, $310,663 and $5,202,838 will expire in fiscal 2011, 2012, 2013, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Electronics Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $359,810) - See accompanying schedule: Unaffiliated issuers (cost $19,708,106)	$ 21,188,379
Fidelity Central Funds (cost $1,686,339)	1,686,339
Total Investments (cost $21,394,445)		$ 22,874,718
Cash		1
Receivable for investments sold		270,986
Receivable for fund shares sold		351,808
Dividends receivable		1,441
Interest receivable		139
Distributions receivable from Fidelity Central Funds		221
Prepaid expenses		38
Receivable from investment adviser for expense reductions		4,229
Other receivables		465
Total assets		23,504,046

Liabilities
Payable for investments purchased	$ 591,553
Payable for fund shares redeemed	27,218
Accrued management fee	9,430
Distribution and service plan fees payable	8,374
Other affiliated payables	4,985
Other payables and accrued expenses	28,582
Collateral on securities loaned, at value	365,500
Total liabilities		1,035,642

Net Assets		$ 22,468,404
Net Assets consist of:
Paid in capital		$ 32,722,134
Accumulated net investment loss		(58,396)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,675,607)
Net unrealized appreciation (depreciation) on investments		1,480,273
Net Assets		$ 22,468,404

Statement of Assets and Liabilities - continued

January 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($10,200,126 ÷ 1,058,748 shares)	$ 9.63

Maximum offering price per share (100/94.25 of $9.63)	$ 10.22
Class T: Net Asset Value and redemption price per share ($5,409,276 ÷ 573,436 shares)	$ 9.43

Maximum offering price per share (100/96.50 of $9.43)	$ 9.77
Class B: Net Asset Value and offering price per share ($1,063,971 ÷ 118,399 shares)A	$ 8.99

Class C: Net Asset Value and offering price per share ($4,543,152 ÷ 506,116 shares)A	$ 8.98

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,251,879 ÷ 126,416 shares)	$ 9.90

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Dividends		$ 70,840
Interest		252
Income from Fidelity Central Funds		993
Total income		72,085

Expenses
Management fee	$ 43,849
Transfer agent fees	24,320
Distribution and service plan fees	40,982
Accounting and security lending fees	3,120
Custodian fees and expenses	22,163
Independent trustees' compensation	42
Registration fees	47,865
Audit	23,284
Legal	81
Miscellaneous	77
Total expenses before reductions	205,783
Expense reductions	(75,990)	129,793
Net investment income (loss)		(57,708)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	906,171
Foreign currency transactions	245
Total net realized gain (loss)		906,416
Change in net unrealized appreciation (depreciation) on: Investment securities	3,922,870
Assets and liabilities in foreign currencies	(23)
Total change in net unrealized appreciation (depreciation)		3,922,847
Net gain (loss)		4,829,263
Net increase (decrease) in net assets resulting from operations		$ 4,771,555

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (57,708)	$ (69,345)
Net realized gain (loss)	906,416	2,767,217
Change in net unrealized appreciation (depreciation)	3,922,847	(1,525,207)
Net increase (decrease) in net assets resulting from operations	4,771,555	1,172,665
Distributions to shareholders from net investment income	-	(30,683)
Share transactions - net increase (decrease)	3,466,235	(1,121,329)
Redemption fees	156	1,611
Total increase (decrease) in net assets	8,237,946	22,264

Net Assets
Beginning of period	14,230,458	14,208,194
End of period (including accumulated net investment loss of $58,396 and accumulated net investment loss of $688, respectively)	$ 22,468,404	$ 14,230,458

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.14	$ 6.59	$ 6.79	$ 9.11	$ 7.38	$ 8.04
Income from Investment Operations
Net investment income (loss) E	(.02)	(.01)	.04	- I	(.03)	(.04)
Net realized and unrealized gain (loss)	2.51	.59	(.24)	(2.32)	1.76	(.62)
Total from investment operations	2.49	.58	(.20)	(2.32)	1.73	(.66)
Distributions from net investment income	-	(.03)	-	-	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 9.63	$ 7.14	$ 6.59	$ 6.79	$ 9.11	$ 7.38
Total Return B, C, D	34.87%	8.74%	(2.95)%	(25.47)%	23.44%	(8.21)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.32% A	1.97%	2.44%	1.72%	1.60%	1.50%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.38% A	1.39%	1.40%	1.39%	1.38%	1.36%
Net investment income (loss)	(.46)% A	(.15)%	.69%	(.02)%	(.35)%	(.52)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,200	$ 5,394	$ 5,433	$ 3,970	$ 7,551	$ 7,916
Portfolio turnover rate G	112% A	87%	92%	93%	97%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.00	$ 6.46	$ 6.67	$ 8.98	$ 7.29	$ 7.96
Income from Investment Operations
Net investment income (loss) E	(.03)	(.03)	.02	(.02)	(.05)	(.06)
Net realized and unrealized gain (loss)	2.46	.58	(.23)	(2.29)	1.74	(.61)
Total from investment operations	2.43	.55	(.21)	(2.31)	1.69	(.67)
Distributions from net investment income	-	(.01)	-	-	-	-
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 9.43	$ 7.00	$ 6.46	$ 6.67	$ 8.98	$ 7.29
Total Return B, C, D	34.71%	8.50%	(3.15)%	(25.72)%	23.18%	(8.42)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.65% A	2.26%	2.77%	2.02%	1.89%	1.82%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%	1.65%	1.65%	1.65%
Expenses net of all reductions	1.63% A	1.64%	1.65%	1.64%	1.64%	1.61%
Net investment income (loss)	(.71)% A	(.40)%	.44%	(.27)%	(.60)%	(.77)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,409	$ 3,862	$ 4,195	$ 4,635	$ 8,103	$ 9,048
Portfolio turnover rate G	112% A	87%	92%	93%	97%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 6.69	$ 6.19	$ 6.43	$ 8.70	$ 7.10	$ 7.78
Income from Investment Operations
Net investment income (loss) E	(.04)	(.06)	- I	(.06)	(.09)	(.10)
Net realized and unrealized gain (loss)	2.34	.56	(.24)	(2.21)	1.69	(.58)
Total from investment operations	2.30	.50	(.24)	(2.27)	1.60	(.68)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 8.99	$ 6.69	$ 6.19	$ 6.43	$ 8.70	$ 7.10
Total Return B, C, D	34.38%	8.08%	(3.73)%	(26.09)%	22.54%	(8.74)%
Ratios to Average Net Assets F, H
Expenses before reductions	3.12% A	2.73%	3.22%	2.48%	2.36%	2.29%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.13% A	2.15%	2.15%	2.14%	2.13%	2.11%
Net investment income (loss)	(1.21)% A	(.90)%	(.06)%	(.77)%	(1.10)%	(1.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,064	$ 1,073	$ 1,197	$ 2,027	$ 4,572	$ 6,123
Portfolio turnover rate G	112% A	87%	92%	93%	97%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 6.68	$ 6.18	$ 6.42	$ 8.69	$ 7.09	$ 7.77
Income from Investment Operations
Net investment income (loss) E	(.05)	(.06)	- I	(.06)	(.09)	(.10)
Net realized and unrealized gain (loss)	2.35	.56	(.24)	(2.21)	1.69	(.58)
Total from investment operations	2.30	.50	(.24)	(2.27)	1.60	(.68)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 8.98	$ 6.68	$ 6.18	$ 6.42	$ 8.69	$ 7.09
Total Return B, C, D	34.43%	8.09%	(3.74)%	(26.12)%	22.57%	(8.75)%
Ratios to Average Net Assets F, H
Expenses before reductions	3.10% A	2.72%	3.21%	2.47%	2.34%	2.26%
Expenses net of fee waivers, if any	2.15% A	2.15%	2.15%	2.15%	2.15%	2.15%
Expenses net of all reductions	2.13% A	2.14%	2.15%	2.14%	2.13%	2.11%
Net investment income (loss)	(1.21)% A	(.90)%	(.06)%	(.77)%	(1.10)%	(1.27)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,543	$ 3,256	$ 3,016	$ 3,325	$ 8,389	$ 7,009
Portfolio turnover rate G	112% A	87%	92%	93%	97%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 7.33	$ 6.75	$ 6.94	$ 9.30	$ 7.51	$ 8.15
Income from Investment Operations
Net investment income (loss) D	(.01)	.01	.05	.02	(.01)	(.02)
Net realized and unrealized gain (loss)	2.58	.60	(.24)	(2.38)	1.80	(.62)
Total from investment operations	2.57	.61	(.19)	(2.36)	1.79	(.64)
Distributions from net investment income	-	(.03)	-	-	-	-
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 9.90	$ 7.33	$ 6.75	$ 6.94	$ 9.30	$ 7.51
Total Return B, C	35.06%	9.10%	(2.74)%	(25.38)%	23.83%	(7.85)%
Ratios to Average Net Assets E, G
Expenses before reductions	2.08% A	1.64%	2.16%	1.47%	1.26%	1.11%
Expenses net of fee waivers, if any	1.15% A	1.15%	1.15%	1.15%	1.15%	1.11%
Expenses net of all reductions	1.13% A	1.14%	1.15%	1.14%	1.13%	1.07%
Net investment income (loss)	(.21)% A	.11%	.94%	.23%	(.10)%	(.23)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,252	$ 645	$ 367	$ 353	$ 730	$ 750
Portfolio turnover rate F	112% A	87%	92%	93%	97%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Electronics Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.
Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 2,942,157
Gross unrealized depreciation	(1,788,054)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,154,103
Tax cost	$ 21,720,615

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $10,991,934 and $8,769,182, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 7,989	$ 126
Class T	.25%	.25%	10,430	-
Class B	.75%	.25%	4,990	3,742
Class C	.75%	.25%	17,573	2,286
			$ 40,982	$ 6,154

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,883
Class T	1,418
Class B*	1,083
Class C*	298
$ 6,682

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets *
Class A	$ 9,313.29
Class T	7,268.35
Class B	1,530.31
Class C	5,292.30
Institutional Class	917.29
	$ 24,320

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,541 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $27 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $709. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 29,476
Class T	1.65%	20,879
Class B	2.15%	4,871
Class C	2.15%	16,838
Institutional Class	1.15%	2,958
		$ 75,022

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $968 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
From net investment income
Class A	$ -	$ 22,913
Class T	-	5,704
Institutional Class	-	2,066
Total	$ -	$ 30,683

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Class A
Shares sold	459,821	463,925	$ 4,099,779	$ 3,450,517
Reinvestment of distributions	-	3,053	-	21,642
Shares redeemed	(156,610)	(536,272)	(1,253,895)	(3,911,247)
Net increase (decrease)	303,211	(69,294)	$ 2,845,884	$ (439,088)
Class T
Shares sold	127,234	149,748	$ 1,080,799	$ 1,082,460
Reinvestment of distributions	-	793	-	5,519
Shares redeemed	(105,545)	(248,392)	(806,711)	(1,826,132)
Net increase (decrease)	21,689	(97,851)	$ 274,088	$ (738,153)
Class B
Shares sold	11,347	71,160	$ 93,718	$ 500,056
Shares redeemed	(53,505)	(103,890)	(398,979)	(717,856)
Net increase (decrease)	(42,158)	(32,730)	$ (305,261)	$ (217,800)
Class C
Shares sold	98,620	184,365	$ 831,306	$ 1,261,735
Shares redeemed	(80,076)	(184,552)	(599,704)	(1,259,598)
Net increase (decrease)	18,544	(187)	$ 231,602	$ 2,137
Institutional Class
Shares sold	67,404	94,039	$ 654,731	$ 728,440
Reinvestment of distributions	-	194	-	1,410
Shares redeemed	(28,980)	(60,662)	(234,809)	(458,275)
Net increase (decrease)	38,424	33,571	$ 419,922	$ 271,575

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Energy Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Class A	1.18%
Actual		$ 1,000.00	$ 1,400.30	$ 7.14
HypotheticalA		$ 1,000.00	$ 1,019.26	$ 6.01
Class T	1.40%
Actual		$ 1,000.00	$ 1,398.90	$ 8.47
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 7.12
Class B	1.93%
Actual		$ 1,000.00	$ 1,395.10	$ 11.65
HypotheticalA		$ 1,000.00	$ 1,015.48	$ 9.80
Class C	1.92%
Actual		$ 1,000.00	$ 1,395.00	$ 11.59
HypotheticalA		$ 1,000.00	$ 1,015.53	$ 9.75
Institutional Class	.88%
Actual		$ 1,000.00	$ 1,402.10	$ 5.33
HypotheticalA		$ 1,000.00	$ 1,020.77	$ 4.48

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Energy Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	17.0	18.7
Schlumberger Ltd.	6.3	5.1
Occidental Petroleum Corp.	6.2	3.5
Marathon Oil Corp.	4.5	4.9
Chevron Corp.	4.4	10.2
Baker Hughes, Inc.	4.3	4.2
National Oilwell Varco, Inc.	4.2	2.5
Apache Corp.	3.8	2.9
Halliburton Co.	3.6	3.4
Massey Energy Co.	2.8	1.6
	57.1
Top Industries (% of fund's net assets)
As of January 31, 2011
Oil, Gas & Consumable Fuels	68.1%
Energy Equipment & Services	27.9%
Chemicals	1.4%
Construction & Engineering	1.3%
Metals & Mining	0.9%
All Others*	0.4%

As of July 31, 2010
Oil, Gas & Consumable Fuels	65.6%
Energy Equipment & Services	30.6%
Construction & Engineering	1.4%
Semiconductors & Semiconductor Equipment	1.4%
Metals & Mining	0.2%
All Others*	0.8%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Energy Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CHEMICALS - 1.4%
Specialty Chemicals - 1.4%
LyondellBasell Industries NV Class A (a)	316,910	$ 11,389,745
CONSTRUCTION & ENGINEERING - 1.3%
Construction & Engineering - 1.3%
Foster Wheeler Ag (a)	54,254	1,997,090
Jacobs Engineering Group, Inc. (a)	115,824	5,949,879
KBR, Inc.	75,683	2,429,424
		10,376,393
ENERGY EQUIPMENT & SERVICES - 27.9%
Oil & Gas Drilling - 4.5%
Ensco International Ltd. ADR	275,840	14,989,146
Noble Corp.	62,427	2,387,833
Northern Offshore Ltd. (a)	405,087	999,046
Ocean Rig UDW, Inc. (a)	198,000	3,906,542
Rowan Companies, Inc. (a)	67,200	2,303,616
Transocean Ltd. (a)	143,343	11,457,406
Tuscany International Drilling, Inc. (a)	506,500	946,114
		36,989,703
Oil & Gas Equipment & Services - 23.4%
Baker Hughes, Inc.	511,069	35,013,337
Dresser-Rand Group, Inc. (a)	58,300	2,677,719
Halliburton Co.	649,711	29,236,995
ION Geophysical Corp. (a)	45,900	436,509
National Oilwell Varco, Inc.	463,795	34,274,451
Oceaneering International, Inc. (a)	185,700	14,341,611
Oil States International, Inc. (a)	83,250	5,641,020
Schlumberger Ltd.	570,982	50,811,688
Schoeller-Bleckmann Oilfield Equipment AG	22,338	1,834,843
Superior Energy Services, Inc. (a)	68,784	2,415,694
TSC Offshore Group Ltd. (a)	1,705,000	419,865
Weatherford International Ltd. (a)	451,279	10,704,338
Willbros Group, Inc. (a)	155,153	1,855,630
		189,663,700
TOTAL ENERGY EQUIPMENT & SERVICES		226,653,403
GAS UTILITIES - 0.0%
Gas Utilities - 0.0%
China Gas Holdings Ltd.	988,545	429,813
MARINE - 0.1%
Marine - 0.1%
Kirby Corp. (a)	17,900	836,646
METALS & MINING - 0.9%
Diversified Metals & Mining - 0.9%
Grande Cache Coal Corp. (a)	105,069	1,131,399

	Shares	Value
MacArthur Coal Ltd.	146,606	$ 1,823,331
Walter Energy, Inc.	31,900	4,155,613
		7,110,343
OIL, GAS & CONSUMABLE FUELS - 68.1%
Coal & Consumable Fuels - 6.8%
Alpha Natural Resources, Inc. (a)	330,464	17,755,831
Massey Energy Co.	361,987	22,754,503
Peabody Energy Corp.	228,460	14,488,933
		54,999,267
Integrated Oil & Gas - 35.9%
Chevron Corp.	374,155	35,518,534
Exxon Mobil Corp.	1,712,899	138,196,694
Hess Corp.	117,401	9,875,772
Marathon Oil Corp.	805,046	36,790,602
Murphy Oil Corp.	23,861	1,581,984
OAO Gazprom sponsored ADR	147,600	3,949,776
Occidental Petroleum Corp.	519,984	50,272,053
Royal Dutch Shell PLC Class B ADR	215,587	15,213,975
		291,399,390
Oil & Gas Exploration & Production - 15.8%
Anadarko Petroleum Corp.	200,559	15,459,088
Apache Corp.	257,039	30,680,175
Bankers Petroleum Ltd. (a)	278,700	2,321,804
Brigham Exploration Co. (a)	27,600	817,236
Chesapeake Energy Corp.	213,500	6,304,655
Cimarex Energy Co.	155,132	16,153,895
Concho Resources, Inc. (a)	8,664	833,910
Discovery Offshore S.A. (a)(e)	266,400	532,800
Gran Tierra Energy, Inc. (a)	300,100	2,694,935
Newfield Exploration Co. (a)	131,494	9,621,416
Nexen, Inc.	44,800	1,125,482
Niko Resources Ltd.	14,500	1,412,197
Noble Energy, Inc.	45,369	4,133,116
Northern Oil & Gas, Inc. (a)	10,000	275,700
Pacific Rubiales Energy Corp.	55,000	1,898,711
Painted Pony Petroleum Ltd. Class A (a)	123,500	1,295,325
Petrobank Energy & Resources Ltd. (a)	23,400	549,296
Petroleum Development Corp. (a)	4,842	220,359
Petrominerales Ltd.	39,272	1,531,494
Pioneer Natural Resources Co.	92,700	8,821,332
Talisman Energy, Inc.	158,000	3,620,537
Toreador Resources Corp. (a)(d)	25,700	408,116
Vermilion Energy, Inc.	8,100	383,194
Whiting Petroleum Corp. (a)	139,190	17,576,913
		128,671,686
Oil & Gas Refining & Marketing - 9.3%
CVR Energy, Inc. (a)	358,992	6,217,741
Frontier Oil Corp.	472,723	9,832,638
Holly Corp.	396,001	19,431,769
Keyera Corp.	10,300	363,705
Petroplus Holdings AG	67,010	1,097,966
Sunoco, Inc.	110,665	4,697,729
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Refining & Marketing - continued
Tesoro Corp. (a)	556,800	$ 10,718,400
Valero Energy Corp.	597,563	15,154,198
Western Refining, Inc. (a)(d)	390,234	4,753,050
World Fuel Services Corp.	83,908	3,149,906
		75,417,102
Oil & Gas Storage & Transport - 0.3%
El Paso Corp.	137,400	2,181,912
TOTAL OIL, GAS & CONSUMABLE FUELS		552,669,357
TOTAL COMMON STOCKS (Cost $624,439,215)		809,465,700
Convertible Bonds - 0.0%
Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
Semiconductors - 0.0%
SunPower Corp. 4.75% 4/15/14 (Cost $320,000)	$ 320,000	303,600
Money Market Funds - 1.3%

	Shares
Fidelity Cash Central Fund, 0.19% (b)	5,871,813	5,871,813
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	4,699,800	4,699,800
TOTAL MONEY MARKET FUNDS (Cost $10,571,613)		10,571,613
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $635,330,828)	820,340,913
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(8,422,365)
NET ASSETS - 100%	$ 811,918,548
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $532,800 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,395
Fidelity Securities Lending Cash Central Fund	15,952
Total	$ 19,347
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 809,465,700	$ 808,503,087	$ 532,800	$ 429,813
Convertible Bonds	303,600	-	303,600	-
Money Market Funds	10,571,613	10,571,613	-	-
Total Investments in Securities:	$ 820,340,913	$ 819,074,700	$ 836,400	$ 429,813
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(83,535)
Cost of Purchases	513,348
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 429,813
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ (83,535)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.5%
Netherlands Antilles	6.3%
United Kingdom	3.7%
Switzerland	3.4%
Canada	2.0%
Netherlands	1.4%
Others (Individually Less Than 1%)	1.7%
100.0%
Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $108,925,305 of which $106,222,894 and $2,702,411 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Energy Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,748,436) - See accompanying schedule: Unaffiliated issuers (cost $624,759,215)	$ 809,769,300
Fidelity Central Funds (cost $10,571,613)	10,571,613
Total Investments (cost $635,330,828)		$ 820,340,913
Receivable for investments sold		9,079,594
Receivable for fund shares sold		2,640,516
Dividends receivable		38,252
Interest receivable		4,433
Distributions receivable from Fidelity Central Funds		1,981
Prepaid expenses		1,542
Other receivables		8,326
Total assets		832,115,557

Liabilities
Payable for investments purchased	$ 12,914,315
Payable for fund shares redeemed	1,691,633
Accrued management fee	355,805
Distribution and service plan fees payable	314,483
Other affiliated payables	187,436
Other payables and accrued expenses	33,537
Collateral on securities loaned, at value	4,699,800
Total liabilities		20,197,009

Net Assets		$ 811,918,548
Net Assets consist of:
Paid in capital		$ 730,441,423
Accumulated net investment loss		(703,375)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(102,827,514)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		185,008,014
Net Assets		$ 811,918,548

Statement of Assets and Liabilities - continued

January 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($299,222,829 ÷ 7,737,590 shares)	$ 38.67

Maximum offering price per share (100/94.25 of $38.67)	$ 41.03
Class T: Net Asset Value and redemption price per share ($291,897,009 ÷ 7,380,879 shares)	$ 39.55

Maximum offering price per share (100/96.50 of $39.55)	$ 40.98
Class B: Net Asset Value and offering price per share ($54,254,281 ÷ 1,492,759 shares)A	$ 36.34

Class C: Net Asset Value and offering price per share ($123,637,925 ÷ 3,377,832 shares)A	$ 36.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($42,906,504 ÷ 1,064,060 shares)	$ 40.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Dividends		$ 5,440,312
Interest		7,639
Income from Fidelity Central Funds		19,347
Total income		5,467,298

Expenses
Management fee	$ 1,838,589
Transfer agent fees	935,838
Distribution and service plan fees	1,635,606
Accounting and security lending fees	119,741
Custodian fees and expenses	22,101
Independent trustees' compensation	1,854
Registration fees	52,043
Audit	26,312
Legal	1,985
Miscellaneous	3,470
Total expenses before reductions	4,637,539
Expense reductions	(9,955)	4,627,584
Net investment income (loss)		839,714
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,113,316
Foreign currency transactions	19,238
Total net realized gain (loss)		20,132,554
Change in net unrealized appreciation (depreciation) on: Investment securities	207,490,295
Assets and liabilities in foreign currencies	(2,154)
Total change in net unrealized appreciation (depreciation)		207,488,141
Net gain (loss)		227,620,695
Net increase (decrease) in net assets resulting from operations		$ 228,460,409

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 839,714	$ (2,588,877)
Net realized gain (loss)	20,132,554	85,218,986
Change in net unrealized appreciation (depreciation)	207,488,141	(40,712,055)
Net increase (decrease) in net assets resulting from operations	228,460,409	41,918,054
Distributions to shareholders from net investment income	(1,542,973)	-
Share transactions - net increase (decrease)	(10,727,287)	(40,286,664)
Redemption fees	6,710	43,053
Total increase (decrease) in net assets	216,196,859	1,674,443

Net Assets
Beginning of period	595,721,689	594,047,246
End of period (including accumulated net investment loss of $703,375 and accumulated net investment loss of $116, respectively)	$ 811,918,548	$ 595,721,689

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 27.70	$ 25.82	$ 50.24	$ 48.28	$ 46.39	$ 40.93
Income from Investment Operations
Net investment income (loss) E	.08	(.05)	(.04)	(.17)	(.02) H	(.04)
Net realized and unrealized gain (loss)	11.00	1.93	(17.48)	5.59	8.42	12.30
Total from investment operations	11.08	1.88	(17.52)	5.42	8.40	12.26
Distributions from net investment income	(.11)	-	-	-	-	-
Distributions from net realized gain	-	-	(6.90)	(3.46)	(6.51)	(6.81)
Total distributions	(.11)	-	(6.90)	(3.46)	(6.51)	(6.81)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 38.67	$ 27.70	$ 25.82	$ 50.24	$ 48.28	$ 46.39
Total Return B, C, D	40.03%	7.28%	(38.86)%	11.52%	22.08%	32.90%
Ratios to Average Net Assets F, I
Expenses before reductions	1.18% A	1.20%	1.22%	1.14%	1.19%	1.21%
Expenses net of fee waivers, if any	1.18% A	1.20%	1.22%	1.14%	1.19%	1.21%
Expenses net of all reductions	1.17% A	1.19%	1.21%	1.14%	1.19%	1.17%
Net investment income (loss)	.49% A	(.16)%	(.14)%	(.32)%	(.05)% H	(.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 299,223	$ 214,407	$ 216,595	$ 355,200	$ 268,108	$ 204,391
Portfolio turnover rate G	91% A	103%	148%	90%	80%	139%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.17)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 28.33	$ 26.47	$ 51.40	$ 49.26	$ 47.18	$ 41.46
Income from Investment Operations
Net investment income (loss) E	.04	(.11)	(.10)	(.29)	(.11) H	(.13)
Net realized and unrealized gain (loss)	11.25	1.97	(17.93)	5.72	8.61	12.49
Total from investment operations	11.29	1.86	(18.03)	5.43	8.50	12.36
Distributions from net investment income	(.07)	-	-	-	-	-
Distributions from net realized gain	-	-	(6.90)	(3.29)	(6.42)	(6.65)
Total distributions	(.07)	-	(6.90)	(3.29)	(6.42)	(6.65)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 39.55	$ 28.33	$ 26.47	$ 51.40	$ 49.26	$ 47.18
Total Return B, C, D	39.89%	7.03%	(38.99)%	11.27%	21.84%	32.60%
Ratios to Average Net Assets F, I
Expenses before reductions	1.40% A	1.41%	1.45%	1.36%	1.40%	1.42%
Expenses net of fee waivers, if any	1.40% A	1.41%	1.45%	1.36%	1.40%	1.42%
Expenses net of all reductions	1.39% A	1.41%	1.45%	1.35%	1.39%	1.38%
Net investment income (loss)	.27% A	(.37)%	(.38)%	(.54)%	(.26)% H	(.29)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 291,897	$ 219,051	$ 224,376	$ 407,784	$ 382,222	$ 362,272
Portfolio turnover rate G	91% A	103%	148%	90%	80%	139%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.37)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 26.06	$ 24.48	$ 48.35	$ 46.64	$ 45.10	$ 39.89
Income from Investment Operations
Net investment income (loss) E	(.04)	(.25)	(.22)	(.56)	(.34) H	(.35)
Net realized and unrealized gain (loss)	10.33	1.83	(16.75)	5.41	8.17	11.98
Total from investment operations	10.29	1.58	(16.97)	4.85	7.83	11.63
Distributions from net investment income	(.01)	-	-	-	-	-
Distributions from net realized gain	-	-	(6.90)	(3.14)	(6.29)	(6.43)
Total distributions	(.01)	-	(6.90)	(3.14)	(6.29)	(6.43)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 36.34	$ 26.06	$ 24.48	$ 48.35	$ 46.64	$ 45.10
Total Return B, C, D	39.51%	6.45%	(39.31)%	10.62%	21.18%	31.86%
Ratios to Average Net Assets F, I
Expenses before reductions	1.93% A	1.96%	1.96%	1.93%	1.96%	1.96%
Expenses net of fee waivers, if any	1.93% A	1.96%	1.96%	1.93%	1.96%	1.96%
Expenses net of all reductions	1.93% A	1.95%	1.96%	1.93%	1.95%	1.92%
Net investment income (loss)	(.27)% A	(.92)%	(.89)%	(1.11)%	(.82)% H	(.84)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,254	$ 44,330	$ 47,795	$ 98,602	$ 116,487	$ 130,973
Portfolio turnover rate G	91% A	103%	148%	90%	80%	139%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 26.25	$ 24.65	$ 48.63	$ 46.88	$ 45.33	$ 40.10
Income from Investment Operations
Net investment income (loss) E	(.04)	(.25)	(.21)	(.54)	(.32) H	(.34)
Net realized and unrealized gain (loss)	10.41	1.85	(16.87)	5.45	8.20	12.06
Total from investment operations	10.37	1.60	(17.08)	4.91	7.88	11.72
Distributions from net investment income	(.02)	-	-	-	-	-
Distributions from net realized gain	-	-	(6.90)	(3.16)	(6.33)	(6.50)
Total distributions	(.02)	-	(6.90)	(3.16)	(6.33)	(6.50)
Redemption fees added to paid in capital E	- J	- J	- J	- J	- J	.01
Net asset value, end of period	$ 36.60	$ 26.25	$ 24.65	$ 48.63	$ 46.88	$ 45.33
Total Return B, C, D	39.50%	6.49%	(39.31)%	10.71%	21.22%	31.96%
Ratios to Average Net Assets F, I
Expenses before reductions	1.92% A	1.94%	1.96%	1.87%	1.91%	1.92%
Expenses net of fee waivers, if any	1.92% A	1.94%	1.96%	1.87%	1.91%	1.92%
Expenses net of all reductions	1.91% A	1.93%	1.95%	1.87%	1.91%	1.88%
Net investment income (loss)	(.25)% A	(.90)%	(.88)%	(1.05)%	(.77)% H	(.79)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 123,638	$ 90,596	$ 86,650	$ 156,393	$ 135,072	$ 125,424
Portfolio turnover rate G	91% A	103%	148%	90%	80%	139%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.88)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 28.87	$ 26.83	$ 51.76	$ 49.68	$ 47.48	$ 41.76
Income from Investment Operations
Net investment income (loss) D	.13	.04	.03	(.02)	.11 G	.12
Net realized and unrealized gain (loss)	11.46	2.00	(18.06)	5.74	8.67	12.56
Total from investment operations	11.59	2.04	(18.03)	5.72	8.78	12.68
Distributions from net investment income	(.14)	-	-	-	-	-
Distributions from net realized gain	-	-	(6.90)	(3.64)	(6.58)	(6.97)
Total distributions	(.14)	-	(6.90)	(3.64)	(6.58)	(6.97)
Redemption fees added to paid in capital D	- I	- I	- I	- I	- I	.01
Net asset value, end of period	$ 40.32	$ 28.87	$ 26.83	$ 51.76	$ 49.68	$ 47.48
Total Return B, C	40.21%	7.60%	(38.68)%	11.83%	22.47%	33.35%
Ratios to Average Net Assets E, H
Expenses before reductions	.88% A	.90%	.95%	.85%	.88%	.87%
Expenses net of fee waivers, if any	.88% A	.90%	.95%	.85%	.88%	.87%
Expenses net of all reductions	.88% A	.90%	.94%	.85%	.88%	.83%
Net investment income (loss)	.78% A	.14%	.13%	(.03)%	.25% G	.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,907	$ 27,338	$ 18,631	$ 22,250	$ 17,127	$ 19,553
Portfolio turnover rate F	91% A	103%	148%	90%	80%	139%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .14%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Energy Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, deferred trustees compensation, net operating losses, capital loss carryforwards, and losses deferred due to washed sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 186,877,251
Gross unrealized depreciation	(10,279,187)
Net unrealized appreciation (depreciation) on securities and other investments	$ 176,598,064

Tax cost	$ 643,742,849

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $296,206,183 and $306,329,075, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 298,132	$ 3,885
Class T	.25%	.25%	603,476	-
Class B	.75%	.25%	235,426	176,569
Class C	.75%	.25%	498,572	62,264
			$ 1,635,606	$ 242,718

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 50,600
Class T	15,545
Class B*	38,504
Class C*	2,987
$ 107,636

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 355,734.30
Class T	324,528.27
Class B	71,322.30
Class C	143,813.29
Institutional Class	40,441.25
	$ 935,838

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,647 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,137 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $15,952. During the period, there were no securities loaned to FCM.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $9,955 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
From net investment income
Class A	$ 788,159	$ -
Class T	537,032	-
Class B	21,298	-
Class C	59,061	-
Institutional Class	137,423	-
Total	$ 1,542,973	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Class A
Shares sold	1,000,016	2,475,060	$ 33,360,031	$ 72,154,427
Reinvestment of distributions	20,238	-	701,058	-
Shares redeemed	(1,023,017)	(3,122,404)	(31,651,141)	(89,993,205)
Net increase (decrease)	(2,763)	(647,344)	$ 2,409,948	$ (17,838,778)
Class T
Shares sold	478,047	1,265,490	$ 16,093,655	$ 38,114,553
Reinvestment of distributions	14,153	-	502,263	-
Shares redeemed	(843,240)	(2,010,804)	(26,793,936)	(59,843,042)
Net increase (decrease)	(351,040)	(745,314)	$ (10,198,018)	$ (21,728,489)
Class B
Shares sold	53,482	320,063	$ 1,628,782	$ 8,832,050
Reinvestment of distributions	560	-	18,656	-
Shares redeemed	(262,154)	(571,409)	(7,731,897)	(15,635,733)
Net increase (decrease)	(208,112)	(251,346)	$ (6,084,459)	$ (6,803,683)
Class C
Shares sold	342,168	819,751	$ 10,879,924	$ 22,984,733
Reinvestment of distributions	1,512	-	50,475	-
Shares redeemed	(417,213)	(883,306)	(12,198,114)	(24,290,742)
Net increase (decrease)	(73,533)	(63,555)	$ (1,267,715)	$ (1,306,009)
Institutional Class
Shares sold	263,505	669,423	$ 9,177,399	$ 20,180,428
Reinvestment of distributions	3,300	-	119,041	-
Shares redeemed	(149,819)	(416,730)	(4,883,483)	(12,790,133)
Net increase (decrease)	116,986	252,693	$ 4,412,957	$ 7,390,295

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Financial Services Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Class A	1.27%
Actual		$ 1,000.00	$ 1,069.60	$ 6.62
HypotheticalA		$ 1,000.00	$ 1,018.80	$ 6.46
Class T	1.53%
Actual		$ 1,000.00	$ 1,067.80	$ 7.97
HypotheticalA		$ 1,000.00	$ 1,017.49	$ 7.78
Class B	2.02%
Actual		$ 1,000.00	$ 1,064.40	$ 10.51
HypotheticalA		$ 1,000.00	$ 1,015.02	$ 10.26
Class C	2.02%
Actual		$ 1,000.00	$ 1,065.00	$ 10.51
HypotheticalA		$ 1,000.00	$ 1,015.02	$ 10.26
Institutional Class	.99%
Actual		$ 1,000.00	$ 1,070.10	$ 5.17
HypotheticalA		$ 1,000.00	$ 1,020.21	$ 5.04

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Financial Services Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Comerica, Inc.	11.3	1.5
Regions Financial Corp.	6.0	5.3
Visa, Inc. Class A	5.9	4.1
Citigroup, Inc.	5.1	4.9
Morgan Stanley	4.8	4.8
Zions Bancorporation	4.7	5.1
Bank of America Corp.	4.6	3.3
JPMorgan Chase & Co.	4.5	4.9
Alliance Data Systems Corp.	4.3	0.0
MasterCard, Inc. Class A	4.2	4.3
	55.4
Top Industries (% of fund's net assets)
As of January 31, 2011
Commercial Banks	35.9%
Capital Markets	22.9%
Diversified Financial Services	16.1%
IT Services	15.0%
Consumer Finance	3.4%
All Others*	6.7%

As of July 31, 2010
Commercial Banks	40.9%
Diversified Financial Services	19.4%
Capital Markets	18.4%
IT Services	11.2%
Insurance	4.6%
All Others*	5.5%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Financial Services Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
CAPITAL MARKETS - 22.9%
Asset Management & Custody Banks - 6.0%
Bank of New York Mellon Corp.	73,980	$ 2,310,395
Franklin Resources, Inc.	45,621	5,504,174
Invesco Ltd.	33,600	831,264
Legg Mason, Inc.	18,553	614,661
		9,260,494
Investment Banking & Brokerage - 16.9%
Charles Schwab Corp.	88,600	1,599,230
E*TRADE Financial Corp. (a)	200,227	3,315,759
Evercore Partners, Inc. Class A	54,700	1,766,810
GFI Group, Inc.	433,378	2,218,895
Goldman Sachs Group, Inc.	38,594	6,314,750
Jefferies Group, Inc. (d)	44,109	1,103,166
MF Global Holdings Ltd. (a)	309,225	2,560,383
Morgan Stanley	251,875	7,405,125
		26,284,118
TOTAL CAPITAL MARKETS		35,544,612
COMMERCIAL BANKS - 35.9%
Diversified Banks - 11.9%
Banco ABC Brasil SA	83,000	671,964
Banco Pine SA	15,300	127,446
Comerica, Inc.	459,482	17,552,213
		18,351,623
Regional Banks - 24.0%
Banco Daycoval SA (PN)	81,800	600,930
BancTrust Financial Group, Inc. (a)(d)	28,700	80,073
Bridge Capital Holdings (a)	4,470	39,247
Bridge Capital Holdings (a)(e)	48,490	383,168
CIT Group, Inc. (a)	67,618	3,224,702
CoBiz, Inc. (d)	209,700	1,337,886
First Horizon National Corp.	151,802	1,719,917
First Interstate Bancsystem, Inc.	38,100	494,919
Glacier Bancorp, Inc.	99,117	1,398,541
Huntington Bancshares, Inc.	147,800	1,070,072
Old National Bancorp, Indiana	6,384	68,500
Oriental Financial Group, Inc.	2,334	27,588
Regions Financial Corp.	1,315,595	9,340,725
Savannah Bancorp, Inc.	5,416	40,512
Sun Bancorp, Inc., New Jersey (a)	1,307	5,411
SunTrust Banks, Inc.	34,000	1,034,620
Susquehanna Bancshares, Inc., Pennsylvania	159,714	1,526,866
SVB Financial Group (a)	23,812	1,249,416
Synovus Financial Corp. (d)	2,055,794	5,427,296
United Security Bancshares, California (d)	4,398	15,393
Webster Financial Corp.	29,600	677,248

	Shares	Value
Western Alliance Bancorp. (a)	21,400	$ 160,500
Zions Bancorporation	308,234	7,268,158
		37,191,688
TOTAL COMMERCIAL BANKS		55,543,311
CONSUMER FINANCE - 3.4%
Consumer Finance - 3.4%
Netspend Holdings, Inc.	116,746	1,669,468
SLM Corp. (a)	247,306	3,563,679
		5,233,147
DIVERSIFIED FINANCIAL SERVICES - 16.1%
Other Diversified Financial Services - 14.2%
Bank of America Corp.	521,120	7,154,978
Citigroup, Inc. (a)	1,615,299	7,785,741
JPMorgan Chase & Co.	155,705	6,997,383
		21,938,102
Specialized Finance - 1.9%
Infrastructure Development Finance Co. Ltd.	232,315	746,500
PHH Corp. (a)	94,743	2,263,410
		3,009,910
TOTAL DIVERSIFIED FINANCIAL SERVICES		24,948,012
INSURANCE - 2.8%
Multi-Line Insurance - 2.8%
Fairfax Financial Holdings Ltd. (sub. vtg.)	900	343,422
Genworth Financial, Inc. Class A (a)	297,535	4,037,550
		4,380,972
INTERNET SOFTWARE & SERVICES - 0.5%
Internet Software & Services - 0.5%
China Finance Online Co. Ltd. ADR (a)	145,270	826,586
IT SERVICES - 15.0%
Data Processing & Outsourced Services - 15.0%
Alliance Data Systems Corp. (a)(d)	93,468	6,611,926
MasterCard, Inc. Class A	27,500	6,504,025
MoneyGram International, Inc. (a)	397,278	981,277
Visa, Inc. Class A	130,613	9,123,318
		23,220,546
SPECIALTY RETAIL - 0.2%
Home Improvement Retail - 0.2%
Home Depot, Inc.	6,600	242,682
THRIFTS & MORTGAGE FINANCE - 0.2%
Thrifts & Mortgage Finance - 0.2%
BofI Holding, Inc. (a)	11,567	174,777
Common Stocks - continued
	Shares	Value
THRIFTS & MORTGAGE FINANCE - CONTINUED
Thrifts & Mortgage Finance - continued
Cheviot Financial Corp.	16,255	$ 145,320
Mayflower Bancorp, Inc.	2,455	21,972
		342,069
TOTAL COMMON STOCKS (Cost $144,667,786)		150,281,937
Money Market Funds - 6.7%

Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c) (Cost $10,462,273)	10,462,273	10,462,273
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $155,130,059)	160,744,210
NET OTHER ASSETS (LIABILITIES) - (3.7)%	(5,749,620)
NET ASSETS - 100%	$ 154,994,590
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $383,168 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Bridge Capital Holdings	11/19/10	$ 414,590
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,276
Fidelity Securities Lending Cash Central Fund	17,054
Total	$ 18,330
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 150,281,937	$ 149,898,769	$ 383,168	$ -
Money Market Funds	10,462,273	10,462,273	-	-
Total Investments in Securities:	$ 160,744,210	$ 160,361,042	$ 383,168	$ -
Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $78,880,478 of which $55,672,202 and $23,208,276 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Financial Services Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,609,877) - See accompanying schedule: Unaffiliated issuers (cost $144,667,786)	$ 150,281,937
Fidelity Central Funds (cost $10,462,273)	10,462,273
Total Investments (cost $155,130,059)		$ 160,744,210
Receivable for investments sold		8,412,528
Receivable for fund shares sold		132,946
Dividends receivable		37,746
Distributions receivable from Fidelity Central Funds		2,728
Prepaid expenses		382
Other receivables		14,389
Total assets		169,344,929

Liabilities
Payable to custodian bank	$ 2,247,905
Payable for investments purchased	1,123,265
Payable for fund shares redeemed	305,448
Accrued management fee	72,894
Distribution and service plan fees payable	63,718
Other affiliated payables	41,796
Other payables and accrued expenses	33,040
Collateral on securities loaned, at value	10,462,273
Total liabilities		14,350,339

Net Assets		$ 154,994,590
Net Assets consist of:
Paid in capital		$ 233,268,047
Accumulated net investment loss		(230,572)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(83,657,529)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,614,644
Net Assets		$ 154,994,590

Statement of Assets and Liabilities - continued

January 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($76,484,472 ÷ 6,910,470 shares)	$ 11.07

Maximum offering price per share (100/94.25 of $11.07)	$ 11.75
Class T: Net Asset Value and redemption price per share ($33,816,587 ÷ 3,067,621 shares)	$ 11.02

Maximum offering price per share (100/96.50 of $11.02)	$ 11.42
Class B: Net Asset Value and offering price per share ($9,740,198 ÷ 906,551 shares)A	$ 10.74

Class C: Net Asset Value and offering price per share ($29,483,737 ÷ 2,768,728 shares)A	$ 10.65

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,469,596 ÷ 484,474 shares)	$ 11.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Financial Services Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Dividends		$ 826,995
Income from Fidelity Central Funds		18,330
Total income		845,325

Expenses
Management fee	$ 404,982
Transfer agent fees	216,121
Distribution and service plan fees	359,573
Accounting and security lending fees	29,460
Custodian fees and expenses	19,572
Independent trustees' compensation	452
Registration fees	43,725
Audit	24,537
Legal	623
Miscellaneous	767
Total expenses before reductions	1,099,812
Expense reductions	(23,915)	1,075,897
Net investment income (loss)		(230,572)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $437)	(544,040)
Foreign currency transactions	(31,268)
Total net realized gain (loss)		(575,308)
Change in net unrealized appreciation (depreciation) on: Investment securities	10,275,611
Assets and liabilities in foreign currencies	(487)
Total change in net unrealized appreciation (depreciation)		10,275,124
Net gain (loss)		9,699,816
Net increase (decrease) in net assets resulting from operations		$ 9,469,244

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (230,572)	$ (567,469)
Net realized gain (loss)	(575,308)	36,190,039
Change in net unrealized appreciation (depreciation)	10,275,124	(22,169,228)
Net increase (decrease) in net assets resulting from operations	9,469,244	13,453,342
Distributions to shareholders from net investment income	-	(1,313,190)
Share transactions - net increase (decrease)	(4,465,342)	(11,450,926)
Redemption fees	3,326	4,230
Total increase (decrease) in net assets	5,007,228	693,456

Net Assets
Beginning of period	149,987,362	149,293,906
End of period (including accumulated net investment loss of $230,572 and undistributed net investment income of $0, respectively)	$ 154,994,590	$ 149,987,362

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.35	$ 9.53	$ 13.18	$ 21.02	$ 23.34	$ 23.01
Income from Investment Operations
Net investment income (loss) E	- I	(.01)	.19	.30	.23	.20
Net realized and unrealized gain (loss)	.72	.93	(3.58)	(6.41)	.92	2.02
Total from investment operations	.72	.92	(3.39)	(6.11)	1.15	2.22
Distributions from net investment income	-	(.10)	(.24)	(.27)	(.22)	(.26)
Distributions from net realized gain	-	-	(.02)	(1.46)	(3.25)	(1.63)
Total distributions	-	(.10)	(.26)	(1.73)	(3.47) J	(1.89)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.07	$ 10.35	$ 9.53	$ 13.18	$ 21.02	$ 23.34
Total Return B, C, D	6.96%	9.61%	(25.87)%	(31.67)%	4.54%	10.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.27% A	1.27%	1.29%	1.21%	1.23%	1.25%
Expenses net of fee waivers, if any	1.27% A	1.27%	1.29%	1.21%	1.23%	1.25%
Expenses net of all reductions	1.24% A	1.22%	1.28%	1.21%	1.22%	1.23%
Net investment income (loss)	(.07)% A	(.09)%	2.12%	1.75%	1.01%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,484	$ 69,723	$ 68,245	$ 90,037	$ 106,722	$ 85,356
Portfolio turnover rate G	213% A	254%	269%	48%	53%	33%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.47 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $3.250 per share.

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.32	$ 9.52	$ 13.14	$ 20.94	$ 23.26	$ 22.87
Income from Investment Operations
Net investment income (loss) E	(.02)	(.04)	.16	.26	.18	.15
Net realized and unrealized gain (loss)	.72	.92	(3.56)	(6.41)	.91	2.02
Total from investment operations	.70	.88	(3.40)	(6.15)	1.09	2.17
Distributions from net investment income	-	(.08)	(.20)	(.19)	(.16)	(.15)
Distributions from net realized gain	-	-	(.02)	(1.46)	(3.25)	(1.63)
Total distributions	-	(.08)	(.22)	(1.65)	(3.41) J	(1.78)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.02	$ 10.32	$ 9.52	$ 13.14	$ 20.94	$ 23.26
Total Return B, C, D	6.78%	9.26%	(26.00)%	(31.85)%	4.25%	10.11%
Ratios to Average Net Assets F, H
Expenses before reductions	1.53% A	1.53%	1.55%	1.47%	1.46%	1.47%
Expenses net of fee waivers, if any	1.53% A	1.53%	1.55%	1.47%	1.46%	1.47%
Expenses net of all reductions	1.50% A	1.47%	1.54%	1.47%	1.46%	1.46%
Net investment income (loss)	(.33)% A	(.35)%	1.86%	1.50%	.77%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33,817	$ 33,310	$ 34,927	$ 53,526	$ 95,426	$ 113,344
Portfolio turnover rate G	213% A	254%	269%	48%	53%	33%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.41 per share is comprised of distributions from net investment income of $.156 and distributions from net realized gain of $3.250 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 9.33	$ 12.85	$ 20.44	$ 22.75	$ 22.33
Income from Investment Operations
Net investment income (loss) E	(.04)	(.09)	.12	.18	.06	.03
Net realized and unrealized gain (loss)	.69	.91	(3.50)	(6.29)	.89	1.97
Total from investment operations	.65	.82	(3.38)	(6.11)	.95	2.00
Distributions from net investment income	-	(.06)	(.12)	(.04)	(.02)	(.01)
Distributions from net realized gain	-	-	(.02)	(1.44)	(3.25)	(1.57)
Total distributions	-	(.06)	(.14)	(1.48)	(3.26) J	(1.58)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.74	$ 10.09	$ 9.33	$ 12.85	$ 20.44	$ 22.75
Total Return B, C, D	6.44%	8.78%	(26.35)%	(32.21)%	3.71%	9.52%
Ratios to Average Net Assets F, H
Expenses before reductions	2.02% A	2.02%	2.04%	1.96%	1.98%	1.99%
Expenses net of fee waivers, if any	2.02% A	2.02%	2.04%	1.96%	1.98%	1.99%
Expenses net of all reductions	1.99% A	1.97%	2.03%	1.96%	1.98%	1.98%
Net investment income (loss)	(.82)% A	(.85)%	1.38%	1.01%	.25%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,740	$ 10,992	$ 12,477	$ 20,420	$ 64,837	$ 113,652
Portfolio turnover rate G	213% A	254%	269%	48%	53%	33%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.26 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $3.247 per share.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00	$ 9.25	$ 12.78	$ 20.40	$ 22.74	$ 22.34
Income from Investment Operations
Net investment income (loss) E	(.04)	(.09)	.12	.17	.06	.04
Net realized and unrealized gain (loss)	.69	.90	(3.48)	(6.24)	.90	1.98
Total from investment operations	.65	.81	(3.36)	(6.07)	.96	2.02
Distributions from net investment income	-	(.06)	(.15)	(.09)	(.05)	(.02)
Distributions from net realized gain	-	-	(.02)	(1.46)	(3.25)	(1.60)
Total distributions	-	(.06)	(.17)	(1.55)	(3.30) J	(1.62)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.65	$ 10.00	$ 9.25	$ 12.78	$ 20.40	$ 22.74
Total Return B, C, D	6.50%	8.79%	(26.38)%	(32.18)%	3.75%	9.58%
Ratios to Average Net Assets F, H
Expenses before reductions	2.02% A	2.02%	2.04%	1.96%	1.94%	1.94%
Expenses net of fee waivers, if any	2.02% A	2.02%	2.04%	1.96%	1.94%	1.94%
Expenses net of all reductions	1.99% A	1.96%	2.03%	1.96%	1.94%	1.93%
Net investment income (loss)	(.82)% A	(.84)%	1.37%	1.01%	.29%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,484	$ 30,804	$ 29,849	$ 37,777	$ 55,219	$ 62,469
Portfolio turnover rate G	213% A	254%	269%	48%	53%	33%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.30 per share is comprised of distributions from net investment income of $.049 and distributions from net realized gain of $3.250 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.55	$ 9.69	$ 13.38	$ 21.32	$ 23.63	$ 23.29
Income from Investment Operations
Net investment income (loss) D	.01	.02	.21	.36	.31	.29
Net realized and unrealized gain (loss)	.73	.95	(3.63)	(6.51)	.93	2.05
Total from investment operations	.74	.97	(3.42)	(6.15)	1.24	2.34
Distributions from net investment income	-	(.11)	(.25)	(.33)	(.30)	(.37)
Distributions from net realized gain	-	-	(.02)	(1.46)	(3.25)	(1.63)
Total distributions	-	(.11)	(.27)	(1.79)	(3.55) I	(2.00)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 11.29	$ 10.55	$ 9.69	$ 13.38	$ 21.32	$ 23.63
Total Return B, C	7.01%	9.99%	(25.68)%	(31.47)%	4.88%	10.78%
Ratios to Average Net Assets E, G
Expenses before reductions	.99% A	.99%	1.04%	.93%	.89%	.86%
Expenses net of fee waivers, if any	.99% A	.99%	1.04%	.93%	.89%	.86%
Expenses net of all reductions	.96% A	.94%	1.03%	.92%	.88%	.85%
Net investment income (loss)	.21% A	.19%	2.37%	2.04%	1.34%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,470	$ 5,158	$ 3,797	$ 5,819	$ 8,474	$ 11,892
Portfolio turnover rate F	213% A	254%	269%	48%	53%	33%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $3.55 per share is comprised of distributions from net investment income of $.298 and distributions from net realized gain of $3.250 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Financial Services Fund (the Fund) is a fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, partnerships, net operating losses, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 9,736,818
Gross unrealized depreciation	(8,412,810)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,324,008

Tax cost	$ 159,420,202

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $151,200,484 and $160,967,485, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 87,261	$ 7,326
Class T	.25%	.25%	79,650	-
Class B	.75%	.25%	49,632	37,224
Class C	.75%	.25%	143,030	19,781
			$ 359,573	$ 64,331

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 14,003
Class T	3,178
Class B*	11,199
Class C*	2,490
$ 30,870

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financials intermediaries through which the sales are made

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets *
Class A	$ 103,726.30
Class T	48,732.31
Class B	14,790.30
Class C	42,434.30
Institutional Class	6,439.27
	$ 216,121

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $9,673 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $261 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $17,054. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $23,915 for the period.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
From net investment income
Class A	$ -	$ 686,640
Class T	-	298,090
Class B	-	78,308
Class C	-	206,470
Institutional Class	-	43,682
Total	$ -	$ 1,313,190

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Class A
Shares sold	1,151,755	2,082,714	$ 11,931,630	$ 22,402,196
Reinvestment of distributions	-	58,808	-	610,428
Shares redeemed	(976,163)	(2,567,565)	(10,032,895)	(27,335,650)
Net increase (decrease)	175,592	(426,043)	$ 1,898,735	$ (4,323,026)
Class T
Shares sold	243,084	481,524	$ 2,551,889	$ 5,227,941
Reinvestment of distributions	-	27,047	-	280,751
Shares redeemed	(401,820)	(952,462)	(4,098,650)	(10,134,806)
Net increase (decrease)	(158,736)	(443,891)	$ (1,546,761)	$ (4,626,114)
Class B
Shares sold	34,282	217,909	$ 354,489	$ 2,331,426
Reinvestment of distributions	-	6,452	-	65,677
Shares redeemed	(217,385)	(472,669)	(2,163,349)	(4,904,869)
Net increase (decrease)	(183,103)	(248,308)	$ (1,808,860)	$ (2,507,766)
Class C
Shares sold	222,630	749,668	$ 2,298,151	$ 8,032,665
Reinvestment of distributions	-	17,064	-	172,172
Shares redeemed	(534,977)	(913,840)	(5,303,255)	(9,328,999)
Net increase (decrease)	(312,347)	(147,108)	$ (3,005,104)	$ (1,124,162)
Institutional Class
Shares sold	157,223	278,977	$ 1,694,132	$ 3,114,760
Reinvestment of distributions	-	3,007	-	31,721
Shares redeemed	(161,902)	(184,671)	(1,697,484)	(2,016,339)
Net increase (decrease)	(4,679)	97,313	$ (3,352)	$ 1,130,142

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Health Care Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Class A	1.20%
Actual		$ 1,000.00	$ 1,244.10	$ 6.79
HypotheticalA		$ 1,000.00	$ 1,019.16	$ 6.11
Class T	1.45%
Actual		$ 1,000.00	$ 1,242.10	$ 8.19
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 7.38
Class B	1.95%
Actual		$ 1,000.00	$ 1,239.60	$ 11.01
HypotheticalA		$ 1,000.00	$ 1,015.38	$ 9.91
Class C	1.92%
Actual		$ 1,000.00	$ 1,238.90	$ 10.84
HypotheticalA		$ 1,000.00	$ 1,015.53	$ 9.75
Institutional Class	.94%
Actual		$ 1,000.00	$ 1,245.30	$ 5.32
HypotheticalA		$ 1,000.00	$ 1,020.47	$ 4.79

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Health Care Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Illumina, Inc.	6.4	5.0
Medco Health Solutions, Inc.	6.5	5.1
Covidien PLC	4.9	3.5
McKesson Corp.	4.3	2.2
Gilead Sciences, Inc.	3.8	2.4
Merck & Co., Inc.	3.5	5.0
Edwards Lifesciences Corp.	3.3	2.0
Valeant Pharmaceuticals International, Inc.	2.9	2.8
Amgen, Inc.	2.5	2.0
Agilent Technologies, Inc.	2.5	1.8
	40.6
Top Industries (% of fund's net assets)
As of January 31, 2011
Health Care Providers & Services	22.5%
Biotechnology	19.7%
Health Care Equipment & Supplies	18.7%
Life Sciences Tools & Services	16.3%
Pharmaceuticals	15.3%
All Others*	7.5%

As of July 31, 2010
Pharmaceuticals	22.4%
Biotechnology	21.4%
Health Care Providers & Services	20.4%
Health Care Equipment & Supplies	16.5%
Life Sciences Tools & Services	10.5%
All Others*	8.8%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Health Care Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
BIOTECHNOLOGY - 19.7%
Biotechnology - 19.7%
Acorda Therapeutics, Inc. (a)	69,400	$ 1,523,330
Alexion Pharmaceuticals, Inc. (a)	109,998	9,220,032
Amgen, Inc. (a)	201,712	11,110,297
Anthera Pharmaceuticals, Inc.	226,988	880,713
ARIAD Pharmaceuticals, Inc. (a)	454,990	2,900,561
ArQule, Inc. (a)	219,100	1,343,083
AVEO Pharmaceuticals, Inc.	29,639	424,727
AVEO Pharmaceuticals, Inc. (e)	28,715	411,486
Biogen Idec, Inc. (a)	80,679	5,282,054
BioMarin Pharmaceutical, Inc. (a)	279,367	7,101,509
Chelsea Therapeutics International Ltd. (a)	197,200	1,175,312
Dynavax Technologies Corp. (a)(d)	627,600	1,882,800
Gilead Sciences, Inc. (a)	436,465	16,751,527
Human Genome Sciences, Inc. (a)	74,600	1,809,796
Incyte Corp. (a)(d)	181,982	2,682,415
Inhibitex, Inc. (a)	254,500	578,988
Keryx Biopharmaceuticals, Inc. (a)	126,140	504,560
Medivir AB (B Shares) (a)	125,900	2,922,483
Micromet, Inc. (a)	103,300	664,219
Neurocrine Biosciences, Inc. (a)	108,400	799,992
Seattle Genetics, Inc. (a)	137,557	2,254,559
Targacept, Inc. (a)	113,715	2,929,298
Theravance, Inc. (a)(d)	127,600	2,684,704
United Therapeutics Corp. (a)	97,248	6,610,919
YM Biosciences, Inc. (a)	179,800	445,414
ZIOPHARM Oncology, Inc. (a)(d)	210,847	1,230,292
		86,125,070
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Carriage Services, Inc. (a)	252,255	1,289,023
Stewart Enterprises, Inc. Class A (d)	167,743	1,070,200
		2,359,223
FOOD & STAPLES RETAILING - 0.5%
Drug Retail - 0.5%
Droga Raia SA	16,000	251,394
Rite Aid Corp. (a)	1,403,800	1,796,864
		2,048,258
HEALTH CARE EQUIPMENT & SUPPLIES - 18.7%
Health Care Equipment - 17.4%
American Medical Systems Holdings, Inc. (a)	205,900	4,019,168
ArthroCare Corp. (a)	69,700	1,950,903
Baxter International, Inc.	50,400	2,443,896
Boston Scientific Corp. (a)	549,200	3,833,416
C. R. Bard, Inc.	111,810	10,549,274
Covidien PLC	453,545	21,529,781
Edwards Lifesciences Corp. (a)	169,072	14,251,079

	Shares	Value
Genmark Diagnostics, Inc.	79,000	$ 368,140
HeartWare International, Inc. (a)(d)	27,941	2,598,792
Hologic, Inc. (a)	156,500	3,117,480
Masimo Corp.	154,272	4,624,303
Orthofix International NV (a)	46,105	1,318,603
Orthovita, Inc. (a)	633,763	1,302,383
William Demant Holding AS (a)	32,969	2,639,845
Wright Medical Group, Inc. (a)	91,771	1,363,717
		75,910,780
Health Care Supplies - 1.3%
Cooper Companies, Inc.	54,802	3,142,347
RTI Biologics, Inc. (a)	658,976	1,766,056
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	340,000	880,874
		5,789,277
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		81,700,057
HEALTH CARE PROVIDERS & SERVICES - 22.5%
Health Care Distributors & Services - 4.5%
McKesson Corp.	250,091	18,799,340
United Drug PLC (Ireland)	335,276	991,425
		19,790,765
Health Care Facilities - 2.2%
Emeritus Corp. (a)(d)	95,575	1,825,483
Hanger Orthopedic Group, Inc. (a)	90,665	1,863,166
Kindred Healthcare, Inc. (a)	136,010	2,544,747
LCA-Vision, Inc. (a)	164,878	1,116,224
Sunrise Senior Living, Inc. (a)(d)	281,609	2,252,872
		9,602,492
Health Care Services - 13.4%
Accretive Health, Inc.	51,708	937,983
Air Methods Corp. (a)	45,700	2,341,668
Express Scripts, Inc. (a)	166,986	9,406,321
Fresenius Medical Care AG & Co. KGaA	64,700	3,785,223
HMS Holdings Corp. (a)	68,000	4,375,120
Laboratory Corp. of America Holdings (a)	33,500	3,011,985
Medco Health Solutions, Inc. (a)	461,275	28,147,001
Omnicare, Inc.	65,300	1,692,576
Sun Healthcare Group, Inc. (a)	145,800	1,821,771
Team Health Holdings, Inc. (a)	180,600	2,792,076
		58,311,724
Managed Health Care - 2.4%
CIGNA Corp.	134,100	5,634,882
UnitedHealth Group, Inc.	115,167	4,727,605
		10,362,487
TOTAL HEALTH CARE PROVIDERS & SERVICES		98,067,468
Common Stocks - continued
	Shares	Value
HEALTH CARE TECHNOLOGY - 2.2%
Health Care Technology - 2.2%
Allscripts-Misys Healthcare Solutions, Inc. (a)	335,243	$ 7,076,980
Computer Programs & Systems, Inc.	46,521	2,414,440
		9,491,420
INTERNET SOFTWARE & SERVICES - 0.7%
Internet Software & Services - 0.7%
WebMD Health Corp. (a)	55,357	2,894,064
LIFE SCIENCES TOOLS & SERVICES - 16.3%
Life Sciences Tools & Services - 16.3%
Agilent Technologies, Inc. (a)	263,212	11,010,158
Bruker BioSciences Corp. (a)	116,000	2,030,000
Covance, Inc. (a)	105,793	5,964,609
Illumina, Inc. (a)	406,000	28,152,041
Lonza Group AG	18,752	1,476,684
PAREXEL International Corp. (a)	104,382	2,422,706
PerkinElmer, Inc.	95,300	2,437,774
QIAGEN NV (a)(d)	379,986	7,010,742
Thermo Fisher Scientific, Inc. (a)	185,000	10,594,950
		71,099,664
MACHINERY - 0.4%
Industrial Machinery - 0.4%
Pall Corp.	35,100	1,944,891
PERSONAL PRODUCTS - 0.4%
Personal Products - 0.4%
Prestige Brands Holdings, Inc. (a)	138,572	1,529,835
PHARMACEUTICALS - 15.3%
Pharmaceuticals - 15.3%
Ardea Biosciences, Inc. (a)	182,414	4,837,619
Cardiome Pharma Corp. (a)	279,000	1,755,769
Columbia Laboratories, Inc. (a)	232,000	524,320
Jazz Pharmaceuticals, Inc. (a)	63,700	1,424,332
Merck & Co., Inc.	453,195	15,032,478
Optimer Pharmaceuticals, Inc. (a)	124,354	1,367,894
Perrigo Co.	89,382	6,501,647
Pfizer, Inc.	581,488	10,594,711
Piramal Healthcare Ltd.	162,732	1,561,801
Shire PLC sponsored ADR	89,400	7,090,314
Valeant Pharmaceuticals International, Inc.	347,404	12,662,843
Watson Pharmaceuticals, Inc. (a)	58,000	3,162,160
		66,515,888

	Shares	Value
SOFTWARE - 0.3%
Application Software - 0.3%
Nuance Communications, Inc. (a)	70,700	$ 1,437,331
TOTAL COMMON STOCKS (Cost $325,024,616)		425,213,169
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 0.19% (b)	10,536,249	10,536,249
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	4,398,637	4,398,637
TOTAL MONEY MARKET FUNDS (Cost $14,934,886)		14,934,886
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $339,959,502)	440,148,055
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(3,930,943)
NET ASSETS - 100%	$ 436,217,112
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $411,486 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AVEO Pharmaceuticals, Inc.	10/28/10	$ 387,653
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,935
Fidelity Securities Lending Cash Central Fund	104,495
Total	$ 111,430
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.1%
Ireland	5.1%
Canada	3.4%
Bailiwick of Jersey	1.6%
Netherlands	1.6%
Others (Individually Less Than 1%)	3.2%
100.0%
Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $32,671,830 of which $30,833,729 and $1,838,101 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Health Care Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,320,296) - See accompanying schedule: Unaffiliated issuers (cost $325,024,616)	$ 425,213,169
Fidelity Central Funds (cost $14,934,886)	14,934,886
Total Investments (cost $339,959,502)		$ 440,148,055
Foreign currency held at value (cost $2)		2
Receivable for investments sold		5,397,973
Receivable for fund shares sold		471,421
Dividends receivable		198,188
Distributions receivable from Fidelity Central Funds		4,261
Prepaid expenses		991
Other receivables		11,074
Total assets		446,231,965

Liabilities
Payable for investments purchased	$ 4,071,304
Payable for fund shares redeemed	1,014,894
Accrued management fee	203,658
Distribution and service plan fees payable	170,332
Other affiliated payables	118,115
Other payables and accrued expenses	37,913
Collateral on securities loaned, at value	4,398,637
Total liabilities		10,014,853

Net Assets		$ 436,217,112
Net Assets consist of:
Paid in capital		$ 344,861,480
Accumulated net investment loss		(1,024,690)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,816,165)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		100,196,487
Net Assets		$ 436,217,112

Statement of Assets and Liabilities - continued

January 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($209,466,676 ÷ 8,857,029 shares)	$ 23.65

Maximum offering price per share (100/94.25 of $23.65)	$ 25.09
Class T: Net Asset Value and redemption price per share ($117,071,562 ÷ 5,105,463 shares)	$ 22.93

Maximum offering price per share (100/96.50 of $22.93)	$ 23.76
Class B: Net Asset Value and offering price per share ($22,543,259 ÷ 1,050,152 shares)A	$ 21.47

Class C: Net Asset Value and offering price per share ($69,226,451 ÷ 3,231,453 shares)A	$ 21.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($17,909,164 ÷ 727,504 shares)	$ 24.62

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Health Care Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Dividends		$ 1,318,047
Special dividends		391,090
Interest		2,132
Income from Fidelity Central Funds (including $104,495 from security lending)		111,430
Total income		1,822,699

Expenses
Management fee	$ 1,131,693
Transfer agent fees	599,415
Distribution and service plan fees	952,185
Accounting and security lending fees	80,415
Custodian fees and expenses	21,551
Independent trustees' compensation	1,194
Registration fees	44,748
Audit	28,065
Legal	1,808
Miscellaneous	2,269
Total expenses before reductions	2,863,343
Expense reductions	(15,954)	2,847,389
Net investment income (loss)		(1,024,690)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	28,014,459
Foreign currency transactions	(10,832)
Total net realized gain (loss)		28,003,627
Change in net unrealized appreciation (depreciation) on: Investment securities	60,948,251
Assets and liabilities in foreign currencies	12,210
Total change in net unrealized appreciation (depreciation)		60,960,461
Net gain (loss)		88,964,088
Net increase (decrease) in net assets resulting from operations		$ 87,939,398

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,024,690)	$ (2,420,957)
Net realized gain (loss)	28,003,627	38,061,892
Change in net unrealized appreciation (depreciation)	60,960,461	5,982,346
Net increase (decrease) in net assets resulting from operations	87,939,398	41,623,281
Share transactions - net increase (decrease)	(30,768,285)	(51,082,260)
Redemption fees	1,504	6,564
Total increase (decrease) in net assets	57,172,617	(9,452,415)

Net Assets
Beginning of period	379,044,495	388,496,910
End of period (including accumulated net investment loss of $1,024,690 and undistributed net investment income of $0, respectively)	$ 436,217,112	$ 379,044,495

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 19.01	$ 17.15	$ 19.72	$ 22.90	$ 23.77	$ 22.94
Income from Investment Operations
Net investment income (loss) E	(.03) J	(.07)	.02	(.03)	(.03)	(.09)
Net realized and unrealized gain (loss)	4.67	1.93	(2.22)	(1.08)	1.91	.96
Total from investment operations	4.64	1.86	(2.20)	(1.11)	1.88	.87
Distributions from net realized gain	-	-	(.37)	(2.07)	(2.75)	(.04)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 23.65	$ 19.01	$ 17.15	$ 19.72	$ 22.90	$ 23.77
Total Return B, C, D	24.41%	10.85%	(11.37)%	(5.64)%	8.54%	3.79%
Ratios to Average Net Assets F, H
Expenses before reductions	1.20% A	1.22%	1.23%	1.20%	1.22%	1.25%
Expenses net of fee waivers, if any	1.20% A	1.22%	1.23%	1.20%	1.22%	1.25%
Expenses net of all reductions	1.19% A	1.21%	1.23%	1.19%	1.21%	1.21%
Net investment income (loss)	(.29)% A, J	(.36)%	.11%	(.13)%	(.14)%	(.38)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 209,467	$ 179,586	$ 177,890	$ 220,888	$ 234,656	$ 199,221
Portfolio turnover rate G	102% A	103%	172%	134%	141%	99%

 A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.48)%.

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 18.46	$ 16.69	$ 19.26	$ 22.39	$ 23.26	$ 22.50
Income from Investment Operations
Net investment income (loss) E	(.06) J	(.12)	(.02)	(.08)	(.09)	(.15)
Net realized and unrealized gain (loss)	4.53	1.89	(2.18)	(1.06)	1.87	.95
Total from investment operations	4.47	1.77	(2.20)	(1.14)	1.78	.80
Distributions from net realized gain	-	-	(.37)	(1.99)	(2.65)	(.04)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 22.93	$ 18.46	$ 16.69	$ 19.26	$ 22.39	$ 23.26
Total Return B, C, D	24.21%	10.61%	(11.65)%	(5.86)%	8.25%	3.55%
Ratios to Average Net Assets F, H
Expenses before reductions	1.45% A	1.47%	1.49%	1.46%	1.48%	1.50%
Expenses net of fee waivers, if any	1.45% A	1.47%	1.49%	1.46%	1.48%	1.50%
Expenses net of all reductions	1.45% A	1.46%	1.49%	1.45%	1.47%	1.47%
Net investment income (loss)	(.55)% A, J	(.62)%	(.15)%	(.40)%	(.40)%	(.63)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 117,072	$ 100,883	$ 103,772	$ 143,237	$ 186,628	$ 218,280
Portfolio turnover rate G	102% A	103%	172%	134%	141%	99%

 A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.74)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 17.32	$ 15.74	$ 18.27	$ 21.29	$ 22.17	$ 21.55
Income from Investment Operations
Net investment income (loss) E	(.10) J	(.20)	(.09)	(.18)	(.20)	(.25)
Net realized and unrealized gain (loss)	4.25	1.78	(2.07)	(.99)	1.79	.91
Total from investment operations	4.15	1.58	(2.16)	(1.17)	1.59	.66
Distributions from net realized gain	-	-	(.37)	(1.85)	(2.47)	(.04)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 21.47	$ 17.32	$ 15.74	$ 18.27	$ 21.29	$ 22.17
Total Return B, C, D	23.96%	10.04%	(12.07)%	(6.30)%	7.66%	3.06%
Ratios to Average Net Assets F, H
Expenses before reductions	1.95% A	1.97%	1.98%	1.95%	1.99%	2.01%
Expenses net of fee waivers, if any	1.95% A	1.97%	1.98%	1.95%	1.99%	2.01%
Expenses net of all reductions	1.94% A	1.96%	1.98%	1.94%	1.98%	1.98%
Net investment income (loss)	(1.04)% A, J	(1.11)%	(.64)%	(.89)%	(.91)%	(1.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,543	$ 23,543	$ 29,381	$ 55,589	$ 113,384	$ 180,364
Portfolio turnover rate G	102% A	103%	172%	134%	141%	99%

 A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.23)%.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 17.29	$ 15.70	$ 18.23	$ 21.29	$ 22.24	$ 21.61
Income from Investment Operations
Net investment income (loss) E	(.10) J	(.19)	(.09)	(.17)	(.19)	(.24)
Net realized and unrealized gain (loss)	4.23	1.78	(2.07)	(1.00)	1.79	.91
Total from investment operations	4.13	1.59	(2.16)	(1.17)	1.60	.67
Distributions from net realized gain	-	-	(.37)	(1.89)	(2.55)	(.04)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 21.42	$ 17.29	$ 15.70	$ 18.23	$ 21.29	$ 22.24
Total Return B, C, D	23.89%	10.13%	(12.09)%	(6.31)%	7.75%	3.10%
Ratios to Average Net Assets F, H
Expenses before reductions	1.92% A	1.94%	1.98%	1.94%	1.94%	1.94%
Expenses net of fee waivers, if any	1.92% A	1.94%	1.98%	1.94%	1.94%	1.94%
Expenses net of all reductions	1.92% A	1.93%	1.98%	1.94%	1.93%	1.91%
Net investment income (loss)	(1.02)% A, J	(1.08)%	(.64)%	(.88)%	(.86)%	(1.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,226	$ 60,861	$ 64,002	$ 83,133	$ 105,519	$ 115,644
Portfolio turnover rate G	102% A	103%	172%	134%	141%	99%

 A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.21)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 19.77	$ 17.78	$ 20.39	$ 23.62	$ 24.43	$ 23.48
Income from Investment Operations
Net investment income (loss) D	- H, I	(.02)	.06	.03	.05	- H
Net realized and unrealized gain (loss)	4.85	2.01	(2.30)	(1.12)	1.96	.99
Total from investment operations	4.85	1.99	(2.24)	(1.09)	2.01	.99
Distributions from net realized gain	-	-	(.37)	(2.14)	(2.82)	(.04)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 24.62	$ 19.77	$ 17.78	$ 20.39	$ 23.62	$ 24.43
Total Return B, C	24.53%	11.19%	(11.19)%	(5.36)%	8.90%	4.21%
Ratios to Average Net Assets E, G
Expenses before reductions	.94% A	.96%	.98%	.93%	.88%	.86%
Expenses net of fee waivers, if any	.94% A	.96%	.98%	.93%	.88%	.86%
Expenses net of all reductions	.93% A	.95%	.98%	.92%	.87%	.83%
Net investment income (loss)	(.03)% A, I	(.10)%	.36%	.14%	.19%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,909	$ 14,172	$ 13,452	$ 18,825	$ 22,174	$ 20,652
Portfolio turnover rate F	102% A	103%	172%	134%	141%	99%

 A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.22)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Health Care Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented on the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 104,713,637
Gross unrealized depreciation	(6,731,559)
Net unrealized appreciation (depreciation) on securities and other investments	$ 97,982,078

Tax cost	$ 342,165,977

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $199,823,478 and $231,679,404, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 240,838	$ 100
Class T	.25%	.25%	271,274	-
Class B	.75%	.25%	115,279	86,508
Class C	.75%	.25%	324,794	13,091
			$ 952,185	$ 99,699

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11,414
Class T	6,350
Class B*	22,418
Class C*	1,147
$ 41,329

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 286,465.30
Class T	165,778.31
Class B	34,421.30
Class C	89,523.28
Institutional Class	23,228.29
	$ 599,415

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,555 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $719 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $15,954 for the period.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Class A
Shares sold	514,731	1,348,328	$ 11,038,735	$ 26,342,454
Shares redeemed	(1,102,846)	(2,277,034)	(23,112,791)	(43,802,733)
Net increase (decrease)	(588,115)	(928,706)	$ (12,074,056)	$ (17,460,279)
Class T
Shares sold	184,270	653,249	$ 3,835,683	$ 12,596,630
Shares redeemed	(543,955)	(1,405,398)	(11,176,513)	(26,754,410)
Net increase (decrease)	(359,685)	(752,149)	$ (7,340,830)	$ (14,157,780)
Class B
Shares sold	9,885	142,178	$ 181,210	$ 2,538,751
Shares redeemed	(318,750)	(649,613)	(6,113,352)	(11,572,231)
Net increase (decrease)	(308,865)	(507,435)	$ (5,932,142)	$ (9,033,480)
Class C
Shares sold	104,718	307,711	$ 2,057,150	$ 5,532,717
Shares redeemed	(394,070)	(862,744)	(7,642,616)	(15,167,135)
Net increase (decrease)	(289,352)	(555,033)	$ (5,585,466)	$ (9,634,418)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Institutional Class
Shares sold	124,466	188,384	$ 2,776,062	$ 3,842,212
Shares redeemed	(113,969)	(227,941)	(2,611,853)	(4,638,515)
Net increase (decrease)	10,497	(39,557)	$ 164,209	$ (796,303)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Industrials Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Class A	1.16%
Actual		$ 1,000.00	$ 1,242.90	$ 6.56
HypotheticalA		$ 1,000.00	$ 1,019.36	$ 5.90
Class T	1.41%
Actual		$ 1,000.00	$ 1,241.30	$ 7.97
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 7.17
Class B	1.95%
Actual		$ 1,000.00	$ 1,238.40	$ 11.00
HypotheticalA		$ 1,000.00	$ 1,015.38	$ 9.91
Class C	1.91%
Actual		$ 1,000.00	$ 1,238.20	$ 10.78
HypotheticalA		$ 1,000.00	$ 1,015.58	$ 9.70
Institutional Class	.87%
Actual		$ 1,000.00	$ 1,244.90	$ 4.92
HypotheticalA		$ 1,000.00	$ 1,020.82	$ 4.43

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Industrials Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	13.6	13.4
United Technologies Corp.	5.5	6.5
Caterpillar, Inc.	4.4	4.1
Union Pacific Corp.	3.6	4.5
Emerson Electric Co.	3.4	1.2
Honeywell International, Inc.	3.0	3.3
3M Co.	3.0	5.3
Danaher Corp.	2.6	2.8
The Boeing Co.	2.3	0.0
Ingersoll-Rand Co. Ltd.	2.1	3.9
	43.5
Top Industries (% of fund's net assets)
As of January 31, 2011
Machinery	20.2%
Industrial Conglomerates	19.5%
Aerospace & Defense	18.7%
Electrical Equipment	10.2%
Road & Rail	7.5%
All Others*	23.9%

As of July 31, 2010
Machinery	25.1%
Industrial Conglomerates	20.9%
Aerospace & Defense	18.5%
Road & Rail	7.6%
Electrical Equipment	5.4%
All Others*	22.5%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Industrials Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
AEROSPACE & DEFENSE - 18.7%
Aerospace & Defense - 18.7%
Bombardier, Inc. Class B (sub. vtg.)	564,600	$ 3,214,684
DigitalGlobe, Inc. (a)	108,696	3,338,054
Embraer SA sponsored ADR	47,600	1,570,800
Esterline Technologies Corp. (a)	42,317	3,012,124
GeoEye, Inc. (a)	46,916	1,872,887
Goodrich Corp.	55,100	4,993,162
Honeywell International, Inc.	242,195	13,565,342
Meggitt PLC	179,900	1,022,886
Precision Castparts Corp.	59,152	8,458,144
Rockwell Collins, Inc.	76,397	4,900,104
The Boeing Co.	151,395	10,518,925
TransDigm Group, Inc. (a)	39,087	3,028,461
United Technologies Corp.	302,952	24,629,998
		84,125,571
AIR FREIGHT & LOGISTICS - 0.5%
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	26,804	2,066,320
AIRLINES - 0.2%
Airlines - 0.2%
Copa Holdings SA Class A	17,800	1,001,250
AUTO COMPONENTS - 0.2%
Auto Parts & Equipment - 0.2%
Modine Manufacturing Co. (a)	63,800	1,052,700
AUTOMOBILES - 0.4%
Automobile Manufacturers - 0.4%
General Motors Co.	54,084	1,973,525
BUILDING PRODUCTS - 2.8%
Building Products - 2.8%
A.O. Smith Corp.	103,301	4,422,316
Lennox International, Inc.	75,200	3,695,328
Owens Corning (a)	137,361	4,597,473
		12,715,117
COMMERCIAL SERVICES & SUPPLIES - 2.1%
Diversified Support Services - 0.5%
Iron Mountain, Inc.	86,101	2,100,003
Environmental & Facility Services - 0.7%
Republic Services, Inc.	107,932	3,328,623
Security & Alarm Services - 0.9%
The Geo Group, Inc. (a)	167,235	3,975,176
TOTAL COMMERCIAL SERVICES & SUPPLIES		9,403,802
CONSTRUCTION & ENGINEERING - 7.3%
Construction & Engineering - 7.3%
EMCOR Group, Inc. (a)	164,800	4,990,144
Fluor Corp.	93,960	6,501,092
Foster Wheeler Ag (a)	128,231	4,720,183

	Shares	Value
Jacobs Engineering Group, Inc. (a)	145,911	$ 7,495,448
MYR Group, Inc. (a)	109,251	2,402,429
Quanta Services, Inc. (a)	154,500	3,666,285
Shaw Group, Inc. (a)	79,400	2,998,938
		32,774,519
ELECTRICAL EQUIPMENT - 10.2%
Electrical Components & Equipment - 9.3%
Acuity Brands, Inc.	26,700	1,473,840
AMETEK, Inc.	92,200	3,759,916
Cooper Industries PLC Class A	83,623	5,122,745
Emerson Electric Co.	258,954	15,247,212
Fushi Copperweld, Inc. (a)	208,221	2,007,250
General Cable Corp. (a)	73,800	2,731,338
GrafTech International Ltd. (a)	127,900	2,685,900
Hubbell, Inc. Class B	16,300	998,212
Polypore International, Inc. (a)	26,300	1,266,345
Prysmian SpA	111,200	2,243,911
Regal-Beloit Corp.	43,912	2,930,687
Sensata Technologies Holding BV	56,000	1,764,560
		42,231,916
Heavy Electrical Equipment - 0.9%
Alstom SA	71,131	3,969,628
TOTAL ELECTRICAL EQUIPMENT		46,201,544
ELECTRONIC EQUIPMENT & COMPONENTS - 0.1%
Electronic Equipment & Instruments - 0.1%
HLS Systems International Ltd. (a)	18,900	303,345
ENERGY EQUIPMENT & SERVICES - 0.5%
Oil & Gas Equipment & Services - 0.5%
Dresser-Rand Group, Inc. (a)	46,952	2,156,505
HOUSEHOLD DURABLES - 1.0%
Household Appliances - 1.0%
Stanley Black & Decker, Inc.	60,376	4,388,128
INDUSTRIAL CONGLOMERATES - 19.5%
Industrial Conglomerates - 19.5%
3M Co.	153,420	13,488,686
General Electric Co.	3,052,305	61,473,424
Textron, Inc.	327,200	8,602,088
Tyco International Ltd.	99,776	4,472,958
		88,037,156
LIFE SCIENCES TOOLS & SERVICES - 0.5%
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc. (a)	49,300	2,062,219
MACHINERY - 20.2%
Construction & Farm Machinery & Heavy Trucks - 10.3%
Ashok Leyland Ltd.	469,023	603,359
Caterpillar, Inc.	202,195	19,614,937
Cummins, Inc.	83,971	8,890,849
Fiat Industrial SpA (a)	329,100	4,453,567
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Construction & Farm Machinery & Heavy Trucks - continued
Komatsu Ltd.	48,700	$ 1,450,083
MAN SE	16,340	1,888,877
PACCAR, Inc.	120,118	6,785,466
Tata Motors Ltd. sponsored ADR (d)	45,900	1,113,534
Weichai Power Co. Ltd. (H Shares)	222,000	1,507,657
		46,308,329
Industrial Machinery - 9.9%
Actuant Corp. Class A	103,060	2,857,854
Danaher Corp.	251,654	11,591,183
Gardner Denver, Inc.	40,632	2,931,192
Harsco Corp.	106,031	3,421,620
Ingersoll-Rand Co. Ltd.	202,893	9,576,550
Pall Corp.	75,913	4,206,339
Sandvik AB	62,100	1,218,666
SmartHeat, Inc. (a)(d)	313,515	1,492,331
SPX Corp.	70,400	5,517,952
TriMas Corp. (a)	18,399	350,317
Weg SA	149,400	1,779,361
		44,943,365
TOTAL MACHINERY		91,251,694
MARINE - 0.3%
Marine - 0.3%
Kuehne & Nagel International AG	9,950	1,286,761
PROFESSIONAL SERVICES - 2.1%
Human Resource & Employment Services - 1.4%
Towers Watson & Co.	119,810	6,533,239
Research & Consulting Services - 0.7%
IHS, Inc. Class A (a)	37,900	3,106,284
TOTAL PROFESSIONAL SERVICES		9,639,523
ROAD & RAIL - 7.5%
Railroads - 7.2%
CSX Corp.	108,960	7,692,576
Kansas City Southern (a)	60,231	3,010,345
Norfolk Southern Corp.	92,110	5,636,211
Union Pacific Corp.	169,392	16,029,565
		32,368,697

	Shares	Value
Trucking - 0.3%
Saia, Inc. (a)	118,526	$ 1,696,107
TOTAL ROAD & RAIL		34,064,804
TRADING COMPANIES & DISTRIBUTORS - 3.5%
Trading Companies & Distributors - 3.5%
Barloworld Ltd.	225,900	2,178,001
Finning International, Inc.	53,700	1,563,099
Mills Estruturas e Servicos de Engenharia SA	167,000	2,092,132
Rush Enterprises, Inc. Class A (a)	289,328	5,517,485
WESCO International, Inc. (a)	77,401	4,338,326
		15,689,043
TOTAL COMMON STOCKS (Cost $360,945,974)		440,193,526
Money Market Funds - 4.4%

Fidelity Cash Central Fund, 0.19% (b)	17,368,856	17,368,856
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	2,366,351	2,366,351
TOTAL MONEY MARKET FUNDS (Cost $19,735,207)		19,735,207
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $380,681,181)	459,928,733
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(8,991,331)
NET ASSETS - 100%	$ 450,937,402
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,537
Fidelity Securities Lending Cash Central Fund	7,419
Total	$ 11,956
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.6%
Ireland	3.2%
Switzerland	2.4%
Italy	1.5%
Brazil	1.3%
Canada	1.0%
Others (Individually Less Than 1%)	4.0%
100.0%
Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $49,540,826 of which $29,658,388 and $19,882,438 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Industrials Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,190,045) - See accompanying schedule: Unaffiliated issuers (cost $360,945,974)	$ 440,193,526
Fidelity Central Funds (cost $19,735,207)	19,735,207
Total Investments (cost $380,681,181)		$ 459,928,733
Receivable for investments sold		6,060,979
Receivable for fund shares sold		1,861,292
Dividends receivable		202,951
Distributions receivable from Fidelity Central Funds		2,392
Prepaid expenses		833
Other receivables		4,834
Total assets		468,062,014

Liabilities
Payable for investments purchased	$ 13,292,650
Payable for fund shares redeemed	981,770
Accrued management fee	197,798
Distribution and service plan fees payable	155,475
Other affiliated payables	95,915
Other payables and accrued expenses	34,653
Collateral on securities loaned, at value	2,366,351
Total liabilities		17,124,612

Net Assets		$ 450,937,402
Net Assets consist of:
Paid in capital		$ 404,341,886
Distributions in excess of net investment income		(144,610)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(32,507,985)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		79,248,111
Net Assets		$ 450,937,402

Statement of Assets and Liabilities - continued

January 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($223,665,824 ÷ 8,363,774 shares)	$ 26.74

Maximum offering price per share (100/94.25 of $26.74)	$ 28.37
Class T: Net Asset Value and redemption price per share ($71,028,003 ÷ 2,694,257 shares)	$ 26.36

Maximum offering price per share (100/96.50 of $26.36)	$ 27.32
Class B: Net Asset Value and offering price per share ($32,555,415 ÷ 1,300,357 shares)A	$ 25.04

Class C: Net Asset Value and offering price per share ($68,464,185 ÷ 2,726,255 shares)A	$ 25.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($55,223,975 ÷ 1,993,814 shares)	$ 27.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Industrials Fund
Financial Statements - continued

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Dividends		$ 2,715,404
Income from Fidelity Central Funds		11,956
Total income		2,727,360

Expenses
Management fee	$ 1,023,338
Transfer agent fees	467,365
Distribution and service plan fees	820,615
Accounting and security lending fees	71,632
Custodian fees and expenses	19,340
Independent trustees' compensation	992
Registration fees	50,545
Audit	23,899
Legal	1,042
Miscellaneous	1,906
Total expenses before reductions	2,480,674
Expense reductions	(8,611)	2,472,063
Net investment income (loss)		255,297
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,302,756
Foreign currency transactions	(33,281)
Total net realized gain (loss)		21,269,475
Change in net unrealized appreciation (depreciation) on: Investment securities	59,357,242
Assets and liabilities in foreign currencies	170
Total change in net unrealized appreciation (depreciation)		59,357,412
Net gain (loss)		80,626,887
Net increase (decrease) in net assets resulting from operations		$ 80,882,184

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 255,297	$ 292,700
Net realized gain (loss)	21,269,475	53,593,720
Change in net unrealized appreciation (depreciation)	59,357,412	14,761,999
Net increase (decrease) in net assets resulting from operations	80,882,184	68,648,419
Distributions to shareholders from net investment income	(328,907)	(658,116)
Share transactions - net increase (decrease)	36,762,510	10,867,809
Redemption fees	3,903	9,545
Total increase (decrease) in net assets	117,319,690	78,867,657

Net Assets
Beginning of period	333,617,712	254,750,055
End of period (including distributions in excess of net investment income of $144,610 and distributions in excess of net investment income of $71,000, respectively)	$ 450,937,402	$ 333,617,712

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
,	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 21.54	$ 16.87	$ 21.97	$ 25.49	$ 22.16	$ 21.53
Income from Investment Operations
Net investment income (loss) E	.04	.06	.13	.11	.09	.08
Net realized and unrealized gain (loss)	5.19	4.68	(5.08)	(1.17)	5.11	1.63
Total from investment operations	5.23	4.74	(4.95)	(1.06)	5.20	1.71
Distributions from net investment income	(.03)	(.07)	(.13)	-	(.06)	-
Distributions from net realized gain	-	-	(.02)	(2.46)	(1.81)	(1.08)
Total distributions	(.03)	(.07)	(.15)	(2.46)	(1.87)	(1.08)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 26.74	$ 21.54	$ 16.87	$ 21.97	$ 25.49	$ 22.16
Total Return B, C, D	24.29%	28.13%	(22.49)%	(4.71)%	25.13%	8.40%
Ratios to Average Net Assets F, H
Expenses before reductions	1.16% A	1.18%	1.23%	1.17%	1.21%	1.26%
Expenses net of fee waivers, if any	1.16% A	1.18%	1.23%	1.17%	1.21%	1.26%
Expenses net of all reductions	1.15% A	1.17%	1.23%	1.16%	1.21%	1.24%
Net investment income (loss)	.34% A	.31%	.89%	.46%	.38%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 223,666	$ 165,029	$ 130,860	$ 188,859	$ 157,451	$ 99,255
Portfolio turnover rate G	77% A	110%	135%	91%	130%	94%

 A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 21.24	$ 16.64	$ 21.67	$ 25.17	$ 21.86	$ 21.27
Income from Investment Operations
Net investment income (loss) E	.01	.01	.10	.05	.03	.02
Net realized and unrealized gain (loss)	5.12	4.61	(5.03)	(1.15)	5.05	1.61
Total from investment operations	5.13	4.62	(4.93)	(1.10)	5.08	1.63
Distributions from net investment income	(.01)	(.02)	(.08)	-	(.03)	-
Distributions from net realized gain	-	-	(.02)	(2.40)	(1.74)	(1.04)
Total distributions	(.01)	(.02)	(.10)	(2.40)	(1.77)	(1.04)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 26.36	$ 21.24	$ 16.64	$ 21.67	$ 25.17	$ 21.86
Total Return B, C, D	24.13%	27.80%	(22.68)%	(4.96)%	24.82%	8.13%
Ratios to Average Net Assets F, H
Expenses before reductions	1.41% A	1.44%	1.48%	1.41%	1.46%	1.49%
Expenses net of fee waivers, if any	1.41% A	1.44%	1.48%	1.41%	1.46%	1.49%
Expenses net of all reductions	1.40% A	1.43%	1.48%	1.41%	1.46%	1.47%
Net investment income (loss)	.09% A	.06%	.63%	.21%	.13%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,028	$ 58,202	$ 48,054	$ 85,025	$ 75,530	$ 55,936
Portfolio turnover rate G	77% A	110%	135%	91%	130%	94%

 A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 20.22	$ 15.90	$ 20.74	$ 24.19	$ 21.02	$ 20.55
Income from Investment Operations
Net investment income (loss) E	(.05)	(.09)	.02	(.07)	(.09)	(.09)
Net realized and unrealized gain (loss)	4.87	4.41	(4.82)	(1.10)	4.87	1.55
Total from investment operations	4.82	4.32	(4.80)	(1.17)	4.78	1.46
Distributions from net investment income	-	-	(.04)	-	-	-
Distributions from net realized gain	-	-	-	(2.28)	(1.61)	(.99)
Total distributions	-	-	(.04)	(2.28)	(1.61)	(.99)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 25.04	$ 20.22	$ 15.90	$ 20.74	$ 24.19	$ 21.02
Total Return B, C, D	23.84%	27.17%	(23.10)%	(5.46)%	24.18%	7.54%
Ratios to Average Net Assets F, H
Expenses before reductions	1.95% A	1.97%	1.98%	1.95%	2.00%	2.04%
Expenses net of fee waivers, if any	1.95% A	1.97%	1.98%	1.95%	2.00%	2.04%
Expenses net of all reductions	1.95% A	1.97%	1.98%	1.95%	2.00%	2.02%
Net investment income (loss)	(.46)% A	(.48)%	.13%	(.33)%	(.41)%	(.44)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,555	$ 29,048	$ 25,212	$ 39,989	$ 44,330	$ 37,082
Portfolio turnover rate G	77% A	110%	135%	91%	130%	94%

 A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 20.28	$ 15.94	$ 20.79	$ 24.26	$ 21.16	$ 20.68
Income from Investment Operations
Net investment income (loss) E	(.05)	(.08)	.02	(.06)	(.08)	(.08)
Net realized and unrealized gain (loss)	4.88	4.42	(4.83)	(1.11)	4.88	1.56
Total from investment operations	4.83	4.34	(4.81)	(1.17)	4.80	1.48
Distributions from net investment income	-	-	(.04)	-	-	-
Distributions from net realized gain	-	-	-	(2.30)	(1.70)	(1.00)
Total distributions	-	-	(.04)	(2.30)	(1.70)	(1.00)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 25.11	$ 20.28	$ 15.94	$ 20.79	$ 24.26	$ 21.16
Total Return B, C, D	23.82%	27.23%	(23.09)%	(5.44)%	24.25%	7.59%
Ratios to Average Net Assets F, H
Expenses before reductions	1.91% A	1.93%	1.98%	1.91%	1.94%	1.99%
Expenses net of fee waivers, if any	1.91% A	1.93%	1.98%	1.91%	1.94%	1.99%
Expenses net of all reductions	1.90% A	1.92%	1.98%	1.90%	1.94%	1.97%
Net investment income (loss)	(.41)% A	(.43)%	.14%	(.28)%	(.35)%	(.38)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,464	$ 51,760	$ 37,862	$ 57,742	$ 57,862	$ 42,363
Portfolio turnover rate G	77% A	110%	135%	91%	130%	94%

 A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 22.30	$ 17.45	$ 22.72	$ 26.26	$ 22.77	$ 22.06
Income from Investment Operations
Net investment income (loss) D	.08	.13	.19	.18	.16	.16
Net realized and unrealized gain (loss)	5.38	4.83	(5.27)	(1.19)	5.27	1.66
Total from investment operations	5.46	4.96	(5.08)	(1.01)	5.43	1.82
Distributions from net investment income	(.06)	(.11)	(.17)	-	(.13)	-
Distributions from net realized gain	-	-	(.02)	(2.53)	(1.81)	(1.11)
Total distributions	(.06)	(.11)	(.19)	(2.53)	(1.94)	(1.11)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 27.70	$ 22.30	$ 17.45	$ 22.72	$ 26.26	$ 22.77
Total Return B, C	24.49%	28.52%	(22.31)%	(4.40)%	25.53%	8.73%
Ratios to Average Net Assets E, G
Expenses before reductions	.87% A	.89%	.96%	.88%	.92%	.91%
Expenses net of fee waivers, if any	.87% A	.89%	.96%	.88%	.92%	.91%
Expenses net of all reductions	.86% A	.88%	.95%	.87%	.91%	.89%
Net investment income (loss)	.63% A	.61%	1.16%	.75%	.67%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,224	$ 29,578	$ 12,762	$ 33,642	$ 19,498	$ 13,043
Portfolio turnover rate F	77% A	110%	135%	91%	130%	94%

 A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Industrials Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 79,750,986
Gross unrealized depreciation	(3,435,086)
Net unrealized appreciation (depreciation) on securities and other investments	$ 76,315,900

Tax cost	$ 383,612,833

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $166,961,188 and $139,559,238, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 229,809	-
Class T	.25%	.25%	155,188	-
Class B	.75%	.25%	149,492	112,119
Class C	.75%	.25%	286,126	55,987
			$ 820,615	168,106

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 39,050
Class T	7,272
Class B*	34,507
Class C*	1,436
$ 82,265

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets *
Class A	$ 234,679.26
Class T	78,987.25
Class B	44,754.30
Class C	72,743.25
Institutional Class	36,202.22
	$ 467,365

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,855 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $631 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $7,419. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $8,611 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
From net investment income
Class A	$ 235,263	$ 508,657
Class T	13,200	67,522
Class B	-	-
Class C	-	-
Institutional Class	80,444	81,937
Total	$ 328,907	$ 658,116

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Class A
Shares sold	1,526,260	2,293,002	$ 37,351,822	$ 46,751,968
Reinvestment of distributions	8,108	24,478	205,122	465,084
Shares redeemed	(833,458)	(2,413,077)	(19,577,054)	(48,350,817)
Net increase (decrease)	700,910	(95,597)	$ 17,979,890	$ (1,133,765)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Class T
Shares sold	305,538	640,220	$ 7,242,234	$ 12,504,319
Reinvestment of distributions	500	3,441	12,596	64,976
Shares redeemed	(352,465)	(791,417)	(8,009,702)	(15,762,597)
Net increase (decrease)	(46,427)	(147,756)	$ (754,872)	$ (3,193,302)
Class B
Shares sold	40,519	230,669	$ 890,229	$ 4,429,240
Reinvestment of distributions	-	-	-	-
Shares redeemed	(176,909)	(379,173)	(3,834,258)	(7,171,787)
Net increase (decrease)	(136,390)	(148,504)	$ (2,944,029)	$ (2,742,547)
Class C
Shares sold	444,395	965,412	$ 10,090,157	$ 18,697,081
Reinvestment of distributions	-	-	-	-
Shares redeemed	(270,929)	(787,460)	(5,890,230)	(14,785,582)
Net increase (decrease)	173,466	177,952	$ 4,199,927	$ 3,911,499
Institutional Class
Shares sold	1,064,964	1,199,584	$ 27,581,412	$ 26,360,020
Reinvestment of distributions	2,269	3,299	59,382	64,789
Shares redeemed	(400,004)	(607,717)	(9,359,200)	(12,398,885)
Net increase (decrease)	667,229	595,166	$ 18,281,594	$ 14,025,924

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Technology Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Class A	1.19%
Actual		$ 1,000.00	$ 1,315.20	$ 6.94
HypotheticalA		$ 1,000.00	$ 1,019.21	$ 6.06
Class T	1.44%
Actual		$ 1,000.00	$ 1,313.40	$ 8.40
HypotheticalA		$ 1,000.00	$ 1,017.95	$ 7.32
Class B	1.94%
Actual		$ 1,000.00	$ 1,310.40	$ 11.30
HypotheticalA		$ 1,000.00	$ 1,015.43	$ 9.86
Class C	1.94%
Actual		$ 1,000.00	$ 1,310.70	$ 11.30
HypotheticalA		$ 1,000.00	$ 1,015.43	$ 9.86
Institutional Class	.90%
Actual		$ 1,000.00	$ 1,316.70	$ 5.26
HypotheticalA		$ 1,000.00	$ 1,020.67	$ 4.58

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Technology Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	13.7	13.3
Google, Inc. Class A	6.3	4.9
Oracle Corp.	4.7	4.0
Corning, Inc.	3.3	0.4
QUALCOMM, Inc.	3.2	3.5
EMC Corp.	2.3	0.9
Cisco Systems, Inc.	2.2	3.5
Accenture PLC Class A	1.8	0.5
Trimble Navigation Ltd.	1.7	1.4
Marvell Technology Group Ltd.	1.7	0.6
	40.9
Top Industries (% of fund's net assets)
As of January 31, 2011
Software	21.2%
Computers & Peripherals	20.5%
Semiconductors & Semiconductor Equipment	15.8%
Internet Software & Services	10.8%
Communications Equipment	10.4%
All Others*	21.3%

As of July 31, 2010
Software	23.0%
Computers & Peripherals	21.1%
Communications Equipment	14.4%
Semiconductors & Semiconductor Equipment	14.2%
Internet Software & Services	10.4%
All Others*	16.9%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Technology Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
AUTOMOBILES - 0.0%
Automobile Manufacturers - 0.0%
Tesla Motors, Inc. (a)	7,300	$ 175,930
BUILDING PRODUCTS - 0.1%
Building Products - 0.1%
Asahi Glass Co. Ltd.	33,000	411,294
CHEMICALS - 0.0%
Commodity Chemicals - 0.0%
STR Holdings, Inc. (a)(d)	14,023	256,340
COMMUNICATIONS EQUIPMENT - 10.3%
Communications Equipment - 10.3%
Acme Packet, Inc. (a)	25,817	1,388,438
Adtran, Inc.	73,649	3,029,183
Alcatel-Lucent SA sponsored ADR (a)	133,502	441,892
Aruba Networks, Inc. (a)	9,800	211,190
Balda AG (a)	83,039	829,185
China Wireless Technologies Ltd.	1,176,000	650,082
Ciena Corp. (a)	133,449	2,939,881
Cisco Systems, Inc. (a)	878,218	18,574,311
DG FastChannel, Inc. (a)	31,179	854,616
Emulex Corp. (a)	5,400	61,614
F5 Networks, Inc. (a)	576	62,427
Finisar Corp. (a)	3,674	122,344
HTC Corp.	345,300	11,640,796
Infinera Corp. (a)	70,900	520,052
Juniper Networks, Inc. (a)	60,898	2,260,534
Motorola Mobility Holdings, Inc.	250,273	6,975,109
Motorola Solutions, Inc.	5,662	219,516
QUALCOMM, Inc.	498,217	26,968,486
Riverbed Technology, Inc. (a)	47,870	1,717,097
Sandvine Corp. (a)	751,600	2,166,840
Sandvine Corp. (U.K.) (a)	554,200	1,610,950
Sonus Networks, Inc. (a)	29,060	79,915
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	101,641	1,257,299
ZTE Corp. (H Shares)	265,600	1,047,507
		85,629,264
COMPUTERS & PERIPHERALS - 20.5%
Computer Hardware - 15.4%
Apple, Inc. (a)	335,634	113,887,330
Hewlett-Packard Co.	269,569	12,316,608
Stratasys, Inc. (a)	56,775	1,875,278
		128,079,216
Computer Storage & Peripherals - 5.1%
Chicony Electronics Co. Ltd.	198,748	435,275
EMC Corp. (a)	775,275	19,296,595
Imagination Technologies Group PLC (a)	326,491	1,883,050
NetApp, Inc. (a)	114,047	6,241,792
SanDisk Corp. (a)	131,190	5,952,090
Seagate Technology (a)	228,348	3,196,872

	Shares	Value
Smart Technologies, Inc. Class A (a)	52,300	$ 492,666
Western Digital Corp. (a)	140,635	4,784,403
		42,282,743
TOTAL COMPUTERS & PERIPHERALS		170,361,959
CONSUMER FINANCE - 0.1%
Consumer Finance - 0.1%
Discover Financial Services	40,000	823,600
Netspend Holdings, Inc. (d)	3,100	44,330
		867,930
DIVERSIFIED CONSUMER SERVICES - 0.0%
Education Services - 0.0%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	809	79,816
DIVERSIFIED FINANCIAL SERVICES - 0.0%
Specialized Finance - 0.0%
CME Group, Inc.	1,213	374,283
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
A123 Systems, Inc. (a)(d)	2,200	19,932
Acuity Brands, Inc.	1,582	87,326
American Superconductor Corp. (a)(d)	10,569	288,217
		395,475
ELECTRONIC EQUIPMENT & COMPONENTS - 9.1%
Electronic Components - 5.2%
Aeroflex Holding Corp.	47,400	743,706
Amphenol Corp. Class A	1,400	77,476
AU Optronics Corp. sponsored ADR (a)(d)	210,614	2,021,894
Cando Corp. (a)	1,259,298	956,182
Cando Corp. rights 2/11/11 (a)	303,742	42,361
Chimei Innolux Corp. (a)	1,267,000	1,603,383
Corning, Inc.	1,233,867	27,404,186
DigiTech Systems Co., Ltd.	64,859	1,169,909
E Ink Holdings, Inc. (a)	308,000	561,061
E Ink Holdings, Inc. GDR (a)(e)	4,700	85,675
J Touch Corp.	176,000	636,364
J Touch Corp. rights 3/11/11 (a)	11,750	10,115
LG Display Co. Ltd. sponsored ADR (d)	124,732	2,114,207
Nippon Electric Glass Co. Ltd.	218,000	3,280,093
Vishay Intertechnology, Inc. (a)	53,057	875,441
Young Fast Optoelectron Co. Ltd.	196,000	1,964,050
		43,546,103
Electronic Equipment & Instruments - 0.2%
Chroma ATE, Inc.	364,003	1,128,108
Itron, Inc. (a)	1,027	59,587
Test Research, Inc.	266,500	438,660
Vishay Precision Group, Inc. (a)	5,039	93,473
		1,719,828
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Manufacturing Services - 2.7%
Benchmark Electronics, Inc. (a)	1,200	$ 22,788
Flextronics International Ltd. (a)	148,900	1,189,711
IPG Photonics Corp. (a)	3,600	124,740
Jabil Circuit, Inc.	334,566	6,761,579
Ju Teng International Holdings Ltd.	190,000	88,459
KEMET Corp. (a)	15,200	237,120
Multi-Fineline Electronix, Inc. (a)	2,289	66,152
Trimble Navigation Ltd. (a)	311,295	14,344,474
		22,835,023
Technology Distributors - 1.0%
Anixter International, Inc.	33,635	2,128,086
Arrow Electronics, Inc. (a)	33,478	1,265,468
Avnet, Inc. (a)	35,800	1,275,196
Digital China Holdings Ltd. (H Shares)	795,000	1,525,395
Inspur International Ltd.	1,899,000	163,186
Synnex Technology International Corp.	154,633	407,882
VST Holdings Ltd. (a)	2,000,000	728,504
WPG Holding Co. Ltd.	204,565	402,931
		7,896,648
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		75,997,602
HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%
Health Care Equipment - 0.3%
Biosensors International Group Ltd. (a)	2,005,000	1,739,798
China Medical Technologies, Inc. sponsored ADR (a)(d)	1,900	23,332
Golden Meditech Holdings Ltd. (a)	2,168,000	408,752
Microport Scientific Corp.	492,000	389,975
Mingyuan Medicare Development Co. Ltd.	270,000	34,283
		2,596,140
Health Care Supplies - 0.3%
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	820,000	2,124,461
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		4,720,601
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Health Care Distributors & Services - 0.0%
Sinopharm Group Co. Ltd. (H Shares)	88,400	312,361
HEALTH CARE TECHNOLOGY - 0.1%
Health Care Technology - 0.1%
athenahealth, Inc. (a)	600	25,764
Medidata Solutions, Inc. (a)	17,600	439,120
		464,884

	Shares	Value
HOTELS, RESTAURANTS & LEISURE - 0.0%
Hotels, Resorts & Cruise Lines - 0.0%
Ctrip.com International Ltd. sponsored ADR (a)	1,600	$ 65,856
HOUSEHOLD DURABLES - 0.2%
Consumer Electronics - 0.0%
Skyworth Digital Holdings Ltd.	638,651	398,092
TomTom Group BV (a)	160	1,580
		399,672
Household Appliances - 0.2%
Haier Electronics Group Co. Ltd. (a)	1,232,000	1,289,391
TOTAL HOUSEHOLD DURABLES		1,689,063
INTERNET & CATALOG RETAIL - 0.7%
Internet Retail - 0.7%
Amazon.com, Inc. (a)	4,569	775,085
E-Commerce China Dangdang, Inc. ADR	260	7,358
Expedia, Inc.	113,400	2,853,144
MakeMyTrip Ltd.	8,300	238,625
Priceline.com, Inc. (a)	4,703	2,015,330
		5,889,542
INTERNET SOFTWARE & SERVICES - 10.8%
Internet Software & Services - 10.8%
Akamai Technologies, Inc. (a)	15,229	735,865
Alibaba.com Ltd. (d)	1,456,500	2,876,834
Baidu.com, Inc. sponsored ADR (a)	11,435	1,242,184
China Finance Online Co. Ltd. ADR (a)	86,946	494,723
ChinaCache International Holdings Ltd. sponsored ADR	1,400	30,912
DealerTrack Holdings, Inc. (a)	12,300	243,110
Digital River, Inc. (a)	23,641	750,365
eBay, Inc. (a)	355,626	10,796,805
Google, Inc. Class A (a)	86,564	51,969,563
IntraLinks Holdings, Inc.	69,990	1,416,598
Kakaku.com, Inc.	165	931,743
LogMeIn, Inc. (a)	31,900	1,229,107
Mail.ru Group Ltd. GDR unit (a)(e)	42,400	1,509,440
MediaMind Technologies, Inc. (a)	5,100	77,163
Mercadolibre, Inc. (a)	37,634	2,550,833
Monster Worldwide, Inc. (a)	193,304	3,218,512
NetEase.com, Inc. sponsored ADR (a)	21,100	851,174
Open Text Corp. (a)	1,700	83,956
OpenTable, Inc. (a)	10,700	841,234
Rackspace Hosting, Inc. (a)	26,200	877,962
RightNow Technologies, Inc. (a)	15,065	390,635
Tencent Holdings Ltd.	49,500	1,282,449
Terremark Worldwide, Inc. (a)	28,600	541,684
The Knot, Inc. (a)	5,200	57,616
VeriSign, Inc.	21,300	716,745
VistaPrint Ltd. (a)	71,947	3,643,396
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
Vocus, Inc. (a)	14,700	$ 381,171
YouKu.com, Inc. ADR (a)(d)	7,000	207,410
		89,949,189
IT SERVICES - 7.7%
Data Processing & Outsourced Services - 2.8%
Computer Sciences Corp.	71,000	3,783,590
DST Systems, Inc.	8,904	423,474
Fidelity National Information Services, Inc.	11,029	335,612
Fiserv, Inc. (a)	1,300	80,301
MasterCard, Inc. Class A	18,500	4,375,435
Paychex, Inc.	85,000	2,720,000
Syntel, Inc.	4,200	234,234
VeriFone Systems, Inc. (a)	70,406	2,812,016
Visa, Inc. Class A	119,772	8,366,074
		23,130,736
IT Consulting & Other Services - 4.9%
Accenture PLC Class A	295,014	15,184,371
Atos Origin SA (a)	45,342	2,524,207
Camelot Information Systems, Inc. ADR	22,500	504,000
China Information Technology, Inc. (a)	17	77
Cognizant Technology Solutions Corp. Class A (a)	157,720	11,505,674
Hi Sun Technology (China) Ltd. (a)	408,000	147,568
hiSoft Technology International Ltd. ADR (a)	83,393	2,511,797
International Business Machines Corp.	25,506	4,131,972
Sapient Corp.	53,100	634,545
Teradata Corp. (a)	82,900	3,563,871
		40,708,082
TOTAL IT SERVICES		63,838,818
LEISURE EQUIPMENT & PRODUCTS - 0.0%
Photographic Products - 0.0%
Eastman Kodak Co. (a)	77,700	284,382
LIFE SCIENCES TOOLS & SERVICES - 0.4%
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc. (a)	49,700	2,078,951
Illumina, Inc. (a)	13,800	956,892
		3,035,843
MACHINERY - 0.1%
Industrial Machinery - 0.1%
Meyer Burger Technology AG (a)	88	2,717
Mirle Automation Corp.	359,000	412,899
Sunpower Group Ltd. (a)	1,280,000	495,310
		910,926

	Shares	Value
MEDIA - 0.6%
Advertising - 0.5%
AirMedia Group, Inc. ADR (a)(d)	93,500	$ 634,865
Focus Media Holding Ltd. ADR (a)	51,200	1,275,392
ReachLocal, Inc.	91,813	2,001,523
		3,911,780
Cable & Satellite - 0.1%
Virgin Media, Inc.	40,700	1,024,012
TOTAL MEDIA		4,935,792
METALS & MINING - 0.1%
Diversified Metals & Mining - 0.0%
Timminco Ltd. (a)	5,600	3,244
Steel - 0.1%
Xingda International Holdings Ltd.	703,000	692,469
TOTAL METALS & MINING		695,713
OFFICE ELECTRONICS - 0.2%
Office Electronics - 0.2%
Xerox Corp.	144,264	1,532,084
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
Real Estate Services - 0.2%
China Real Estate Information Corp. ADR (a)(d)	167,174	1,253,805
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 15.8%
Semiconductor Equipment - 2.9%
Advanced Energy Industries, Inc. (a)	5,757	88,917
Amkor Technology, Inc. (a)	556,974	4,533,768
ASM International NV unit (a)	12,900	469,431
ASML Holding NV	11,300	474,713
centrotherm photovoltaics AG (a)	1,493	61,318
Cymer, Inc. (a)	73,938	3,592,647
GCL-Poly Energy Holdings Ltd. (a)	250,000	116,394
Kulicke & Soffa Industries, Inc. (a)	33,700	328,575
Lam Research Corp. (a)	3,217	160,496
LTX-Credence Corp. (a)	33,420	296,268
MEMC Electronic Materials, Inc. (a)	7,735	85,781
Novellus Systems, Inc. (a)	8,917	321,636
Renewable Energy Corp. ASA (a)(d)	18,000	57,664
Roth & Rau AG (a)	2,758	55,880
Sumco Corp. (a)	200	3,048
Teradyne, Inc. (a)	332,221	5,541,446
Tessera Technologies, Inc. (a)	3,600	62,352
Varian Semiconductor Equipment Associates, Inc. (a)	85,100	3,782,695
Verigy Ltd. (a)	285,600	3,809,904
		23,842,933
Semiconductors - 12.9%
Advanced Micro Devices, Inc. (a)	44,923	351,747
Alpha & Omega Semiconductor Ltd. (a)	69,038	976,197
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Altera Corp.	2,250	$ 84,533
Applied Micro Circuits Corp. (a)	34,350	338,004
ARM Holdings PLC sponsored ADR	16,326	408,803
Atmel Corp. (a)	7,286	98,652
Avago Technologies Ltd.	196,111	5,630,347
Broadcom Corp. Class A	66,271	2,988,159
Canadian Solar, Inc. (a)	100	1,402
Cavium Networks, Inc. (a)	27,551	1,089,367
Cirrus Logic, Inc. (a)(d)	119,164	2,506,019
Cree, Inc. (a)	1,334	67,354
CSR PLC (a)	104,354	644,654
Cypress Semiconductor Corp. (a)	186,719	4,042,466
Dialog Semiconductor PLC (a)	35,000	788,202
Duksan Hi-Metal Co. Ltd. (a)	40,012	769,960
Elpida Memory, Inc. (a)(d)	148,200	2,145,000
Energy Conversion Devices, Inc. (a)(d)	8,000	32,640
Fairchild Semiconductor International, Inc. (a)	238,318	4,242,060
First Solar, Inc. (a)	545	84,246
Hittite Microwave Corp. (a)	1,279	76,459
Hynix Semiconductor, Inc. (a)	91,280	2,416,745
Inotera Memories, Inc. (a)	4,908,000	3,109,752
Inphi Corp.	48,389	916,004
Intel Corp.	2,881	61,826
International Rectifier Corp. (a)	50,565	1,619,597
Intersil Corp. Class A	347,113	5,248,349
JA Solar Holdings Co. Ltd. ADR (a)	10,400	71,760
Jinkosolar Holdings Co. Ltd. ADR (d)	2,756	71,959
LSI Corp. (a)	93,369	577,954
Marvell Technology Group Ltd. (a)	729,062	13,859,469
Micron Technology, Inc. (a)	875,646	9,229,309
Microsemi Corp. (a)	4,100	92,209
Monolithic Power Systems, Inc. (a)	53,832	789,715
National Semiconductor Corp.	109,121	1,654,274
Netlogic Microsystems, Inc. (a)	2,500	87,150
NVIDIA Corp. (a)	549,700	13,148,824
NXP Semiconductors NV	167,453	4,310,240
O2Micro International Ltd. sponsored ADR (a)	38,400	253,440
PMC-Sierra, Inc. (a)	18,400	143,888
Power Integrations, Inc.	77,015	2,844,164
Powertech Technology, Inc.	101,000	379,098
Radiant Opto-Electronics Corp.	8,122	17,844
Ralink Technology Corp.	206,000	773,209
Rambus, Inc. (a)	35,400	725,346
RDA Microelectronics, Inc. sponsored ADR	5,735	77,078
Richtek Technology Corp.	12,000	93,802
Silicon Laboratories, Inc. (a)	8,300	369,184
Siliconware Precision Industries Co. Ltd. sponsored ADR	264,300	1,831,599
Skyworks Solutions, Inc. (a)	61,890	1,966,245

	Shares	Value
Spreadtrum Communications, Inc. ADR (a)(d)	164,238	$ 3,531,117
Standard Microsystems Corp. (a)	76,900	1,849,445
SunPower Corp. Class A (a)(d)	8,600	115,584
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	3,200	27,168
Texas Instruments, Inc.	137,365	4,658,047
Trina Solar Ltd. (a)(d)	77,844	2,029,393
TriQuint Semiconductor, Inc. (a)	62,167	818,118
Wolfson Microelectronics PLC (a)	90,265	436,610
Xilinx, Inc.	2,543	81,885
Yingli Green Energy Holding Co. Ltd. ADR (a)	200	2,316
YoungTek Electronics Corp.	33,830	98,205
		107,754,192
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		131,597,125
SOFTWARE - 21.2%
Application Software - 12.0%
Adobe Systems, Inc. (a)	124,254	4,106,595
ANSYS, Inc. (a)	44,008	2,308,220
AsiaInfo Holdings, Inc. (a)	58,300	1,251,118
Aspen Technology, Inc. (a)	213,273	3,017,813
Autodesk, Inc. (a)	123,063	5,006,203
AutoNavi Holdings Ltd. ADR	45,521	744,724
Autonomy Corp. PLC (a)	33,675	806,876
Blackboard, Inc. (a)(d)	90,256	3,507,348
BroadSoft, Inc. (a)	62,800	1,740,188
Cadence Design Systems, Inc. (a)	92,487	802,787
Citrix Systems, Inc. (a)	1,082	68,361
Compuware Corp. (a)	358,141	3,839,272
Concur Technologies, Inc. (a)	72,475	3,698,399
Descartes Systems Group, Inc. (a)	122,100	847,663
Epicor Software Corp. (a)	47,232	489,324
Informatica Corp. (a)	171,200	7,943,680
Intuit, Inc. (a)	213,824	10,034,760
JDA Software Group, Inc. (a)	28,190	850,774
Kenexa Corp. (a)	19,469	403,787
Kingdee International Software Group Co. Ltd.	9,554,000	6,286,171
Longtop Financial Technologies Ltd. ADR (a)	89,875	2,956,888
Manhattan Associates, Inc. (a)	2,257	66,604
MicroStrategy, Inc. Class A (a)	7,759	825,247
Nuance Communications, Inc. (a)	243,764	4,955,722
Parametric Technology Corp. (a)	211,106	4,692,886
Pegasystems, Inc.	44,053	1,505,732
QLIK Technologies, Inc.	5,600	129,976
Quest Software, Inc. (a)	64,400	1,662,808
RealPage, Inc.	15,200	416,328
salesforce.com, Inc. (a)	96,342	12,441,606
Smith Micro Software, Inc. (a)	5,003	63,138
SolarWinds, Inc. (a)	20,229	382,328
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Sonic Solutions, Inc. (a)	21,344	$ 311,302
SuccessFactors, Inc. (a)	139,300	4,056,416
Synopsys, Inc. (a)	56,700	1,538,271
Taleo Corp. Class A (a)	58,071	1,710,772
TIBCO Software, Inc. (a)	111,289	2,446,132
TiVo, Inc. (a)	8,000	77,360
VanceInfo Technologies, Inc. ADR (a)	47,800	1,668,220
		99,661,799
Home Entertainment Software - 0.1%
Activision Blizzard, Inc.	5,800	65,482
Perfect World Co. Ltd. sponsored ADR Class B (a)	10,300	239,166
RealD, Inc.	3,600	85,212
		389,860
Systems Software - 9.1%
Ariba, Inc. (a)	134,419	3,775,830
BMC Software, Inc. (a)	174,813	8,338,580
CA, Inc.	204,296	4,862,245
Check Point Software Technologies Ltd. (a)	1,700	75,735
CommVault Systems, Inc. (a)	100,464	3,103,333
Fortinet, Inc. (a)	52,558	2,020,855
Insyde Software Corp.	100,498	397,978
MICROS Systems, Inc. (a)	15,800	722,692
Microsoft Corp.	288,446	7,997,165
Novell, Inc. (a)	310	1,866
Oracle Corp.	1,221,700	39,131,051
Red Hat, Inc. (a)	35,163	1,452,935
Rovi Corp. (a)	36,921	2,280,241
VMware, Inc. Class A (a)	18,718	1,600,763
		75,761,269
TOTAL SOFTWARE		175,812,928
WIRELESS TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
American Tower Corp. Class A (a)	31,125	1,583,018
Crown Castle International Corp. (a)	37,100	1,564,507
SBA Communications Corp. Class A (a)	39,147	1,597,198
Sprint Nextel Corp. (a)	18,461	83,444
		4,828,167
TOTAL COMMON STOCKS (Cost $658,848,778)		826,366,972
Convertible Bonds - 0.1%
	Principal Amount	Value
COMMUNICATIONS EQUIPMENT - 0.1%
Communications Equipment - 0.1%
Ciena Corp. 0.25% 5/1/13 (Cost $1,270,000)	$ 1,270,000	$ 1,221,740
Master Notes - 0.0%

OZ Optics Ltd. 5% 11/5/14 (f) (Cost $246,630)	240,883	240,883
Money Market Funds - 2.6%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	8,273,766	8,273,766
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	13,204,452	13,204,452
TOTAL MONEY MARKET FUNDS (Cost $21,478,218)		21,478,218
Cash Equivalents - 0.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.23%, dated 1/31/11 due 2/1/11 (Collateralized by U.S. Government Obligations) # (Cost $4,031,000)	$ 4,031,026	4,031,000
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $685,874,626)	853,338,813
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(22,503,824)
NET ASSETS - 100%	$ 830,834,989
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,595,115 or 0.2% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $240,883 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
OZ Optics Ltd. 5% 11/5/14	11/5/10	$ 246,969
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,031,000 due 2/01/11 at 0.23%
BNP Paribas Securities Corp.	$ 1,241,584
Barclays Capital, Inc.	761,881
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,027,535
$ 4,031,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,695
Fidelity Securities Lending Cash Central Fund	124,118
Total	$ 134,813
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 826,366,972	$ 826,314,496	$ 52,476	$ -
Convertible Bonds	1,221,740	-	1,221,740	-
Master Notes	240,883	-	-	240,883
Money Market Funds	21,478,218	21,478,218	-	-
Cash Equivalents	4,031,000	-	4,031,000	-
Total Investments in Securities:	$ 853,338,813	$ 847,792,714	$ 5,305,216	$ 240,883
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 301,240
Total Realized Gain (Loss)	(704,097)
Total Unrealized Gain (Loss)	696,693
Cost of Purchases	308,711
Proceeds of Sales	(361,325)
Amortization/Accretion	(339)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 240,883
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ (5,747)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.7%
Cayman Islands	3.6%
Taiwan	3.4%
Bermuda	2.7%
Ireland	2.2%
Singapore	1.4%
China	1.2%
Others (Individually Less Than 1%)	4.8%
100.0%
Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $632,644,379 of which $499,806,783 and $132,837,596 will expire in fiscal 2011 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Technology Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $12,898,396 and repurchase agreements of $4,031,000) - See accompanying schedule: Unaffiliated issuers (cost $664,396,408)	$ 831,860,595
Fidelity Central Funds (cost $21,478,218)	21,478,218
Total Investments (cost $685,874,626)		$ 853,338,813
Cash		770
Foreign currency held at value (cost $27)		27
Receivable for investments sold		9,701,721
Receivable for fund shares sold		1,642,352
Dividends receivable		202,559
Interest receivable		3,656
Distributions receivable from Fidelity Central Funds		10,134
Prepaid expenses		1,648
Other receivables		48,800
Total assets		864,950,480

Liabilities
Payable for investments purchased	$ 18,416,765
Payable for fund shares redeemed	1,567,262
Accrued management fee	379,939
Distribution and service plan fees payable	280,253
Other affiliated payables	213,998
Other payables and accrued expenses	52,822
Collateral on securities loaned, at value	13,204,452
Total liabilities		34,115,491

Net Assets		$ 830,834,989
Net Assets consist of:
Paid in capital		$ 1,209,818,896
Accumulated net investment loss		(3,493,140)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(542,955,991)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		167,465,224
Net Assets		$ 830,834,989

Statement of Assets and Liabilities - continued

January 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($418,755,748 ÷ 16,059,657 shares)	$ 26.08

Maximum offering price per share (100/94.25 of $26.08)	$ 27.67
Class T: Net Asset Value and redemption price per share ($219,333,443 ÷ 8,680,873 shares)	$ 25.27

Maximum offering price per share (100/96.50 of $25.27)	$ 26.19
Class B: Net Asset Value and offering price per share ($32,066,176 ÷ 1,358,594 shares)A	$ 23.60

Class C: Net Asset Value and offering price per share ($94,062,116 ÷ 3,967,794 shares)A	$ 23.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($66,617,506 ÷ 2,446,292 shares)	$ 27.23

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Dividends		$ 1,100,838
Interest		4,463
Income from Fidelity Central Funds (including $124,118 from security lending)		134,813
Total income		1,240,114

Expenses
Management fee	$ 1,994,936
Transfer agent fees	1,055,630
Distribution and service plan fees	1,481,594
Accounting and security lending fees	128,717
Custodian fees and expenses	59,053
Independent trustees' compensation	2,025
Registration fees	55,639
Audit	29,342
Legal	2,638
Miscellaneous	3,666
Total expenses before reductions	4,813,240
Expense reductions	(79,986)	4,733,254
Net investment income (loss)		(3,493,140)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	93,704,330
Foreign currency transactions	(63,091)
Total net realized gain (loss)		93,641,239
Change in net unrealized appreciation (depreciation) on: Investment securities	102,499,825
Assets and liabilities in foreign currencies	5,272
Total change in net unrealized appreciation (depreciation)		102,505,097
Net gain (loss)		196,146,336
Net increase (decrease) in net assets resulting from operations		$ 192,653,196

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (3,493,140)	$ (6,176,617)
Net realized gain (loss)	93,641,239	117,224,365
Change in net unrealized appreciation (depreciation)	102,505,097	9,231,846
Net increase (decrease) in net assets resulting from operations	192,653,196	120,279,594
Share transactions - net increase (decrease)	14,994,562	(19,248,670)
Redemption fees	9,199	34,453
Total increase (decrease) in net assets	207,656,957	101,065,377

Net Assets
Beginning of period	623,178,032	522,112,655
End of period (including accumulated net investment loss of $3,493,140 and $0, respectively)	$ 830,834,989	$ 623,178,032

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 19.83	$ 16.03	$ 17.04	$ 20.55	$ 15.59	$ 16.16
Income from Investment Operations
Net investment income (loss) E	(.09)	(.16)	.02 H	(.10)	(.17)	(.15)
Net realized and unrealized gain (loss)	6.34	3.96	(1.03)	(3.41)	5.13	(.42)
Total from investment operations	6.25	3.80	(1.01)	(3.51)	4.96	(.57)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 26.08	$ 19.83	$ 16.03	$ 17.04	$ 20.55	$ 15.59
Total Return B, C, D	31.52%	23.71%	(5.93)%	(17.08)%	31.82%	(3.53)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.19% A	1.21%	1.23%	1.21%	1.25%	1.30%
Expenses net of fee waivers, if any	1.19% A	1.21%	1.23%	1.21%	1.25%	1.30%
Expenses net of all reductions	1.16% A	1.18%	1.22%	1.19%	1.24%	1.20%
Net investment income (loss)	(.82)% A	(.83)%	.17% H	(.49)%	(.91)%	(.88)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 418,756	$ 312,659	$ 258,433	$ 275,117	$ 309,105	$ 189,054
Portfolio turnover rate G	157% A	115%	225%	214%	208%	258%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.18)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 19.24	$ 15.59	$ 16.62	$ 20.09	$ 15.28	$ 15.88
Income from Investment Operations
Net investment income (loss) E	(.12)	(.20)	(.01) H	(.14)	(.21)	(.19)
Net realized and unrealized gain (loss)	6.15	3.85	(1.02)	(3.33)	5.02	(.41)
Total from investment operations	6.03	3.65	(1.03)	(3.47)	4.81	(.60)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 25.27	$ 19.24	$ 15.59	$ 16.62	$ 20.09	$ 15.28
Total Return B, C, D	31.34%	23.41%	(6.20)%	(17.27)%	31.48%	(3.78)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.44% A	1.46%	1.49%	1.46%	1.51%	1.55%
Expenses net of fee waivers, if any	1.44% A	1.46%	1.49%	1.46%	1.51%	1.55%
Expenses net of all reductions	1.42% A	1.44%	1.48%	1.45%	1.49%	1.44%
Net investment income (loss)	(1.07)% A	(1.09)%	(.09)% H	(.74)%	(1.16)%	(1.13)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 219,333	$ 169,049	$ 151,170	$ 173,917	$ 260,339	$ 260,966
Portfolio turnover rate G	157% A	115%	225%	214%	208%	258%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.44)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 18.01	$ 14.67	$ 15.72	$ 19.10	$ 14.59	$ 15.24
Income from Investment Operations
Net investment income (loss) E	(.16)	(.27)	(.07) H	(.23)	(.28)	(.27)
Net realized and unrealized gain (loss)	5.75	3.61	(.98)	(3.15)	4.79	(.38)
Total from investment operations	5.59	3.34	(1.05)	(3.38)	4.51	(.65)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 23.60	$ 18.01	$ 14.67	$ 15.72	$ 19.10	$ 14.59
Total Return B, C, D	31.04%	22.77%	(6.68)%	(17.70)%	30.91%	(4.27)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.94% A	1.96%	1.98%	1.96%	2.01%	2.05%
Expenses net of fee waivers, if any	1.94% A	1.96%	1.98%	1.96%	2.01%	2.05%
Expenses net of all reductions	1.92% A	1.94%	1.97%	1.94%	2.00%	1.94%
Net investment income (loss)	(1.57)% A	(1.59)%	(.58)% H	(1.24)%	(1.67)%	(1.63)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,066	$ 29,176	$ 30,580	$ 47,294	$ 102,655	$ 192,790
Portfolio turnover rate G	157% A	115%	225%	214%	208%	258%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 18.09	$ 14.74	$ 15.79	$ 19.18	$ 14.66	$ 15.31
Income from Investment Operations
Net investment income (loss) E	(.16)	(.28)	(.07) H	(.23)	(.29)	(.27)
Net realized and unrealized gain (loss)	5.78	3.63	(.98)	(3.16)	4.81	(.38)
Total from investment operations	5.62	3.35	(1.05)	(3.39)	4.52	(.65)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 23.71	$ 18.09	$ 14.74	$ 15.79	$ 19.18	$ 14.66
Total Return B, C, D	31.07%	22.73%	(6.65)%	(17.67)%	30.83%	(4.25)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.94% A	1.96%	1.98%	1.96%	2.01%	2.05%
Expenses net of fee waivers, if any	1.94% A	1.96%	1.98%	1.96%	2.01%	2.05%
Expenses net of all reductions	1.91% A	1.93%	1.97%	1.94%	1.99%	1.94%
Net investment income (loss)	(1.57)% A	(1.58)%	(.58)% H	(1.24)%	(1.66)%	(1.63)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 94,062	$ 70,017	$ 55,645	$ 63,590	$ 86,974	$ 82,835
Portfolio turnover rate G	157% A	115%	225%	214%	208%	258%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.93)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 20.68	$ 16.67	$ 17.68	$ 21.26	$ 16.07	$ 16.60
Income from Investment Operations
Net investment income (loss) D	(.06)	(.11)	.06 G	(.04)	(.11)	(.09)
Net realized and unrealized gain (loss)	6.61	4.12	(1.07)	(3.54)	5.30	(.44)
Total from investment operations	6.55	4.01	(1.01)	(3.58)	5.19	(.53)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 27.23	$ 20.68	$ 16.67	$ 17.68	$ 21.26	$ 16.07
Total Return B, C	31.67%	24.06%	(5.71)%	(16.84)%	32.30%	(3.19)%
Ratios to Average Net Assets E, H
Expenses before reductions	.90% A	.92%	.98%	.94%	.93%	.90%
Expenses net of fee waivers, if any	.90% A	.92%	.98%	.94%	.93%	.90%
Expenses net of all reductions	.87% A	.90%	.97%	.92%	.92%	.80%
Net investment income (loss)	(.53)% A	(.55)%	.42% G	(.22)%	(.59)%	(.49)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,618	$ 42,277	$ 26,285	$ 22,021	$ 21,111	$ 11,681
Portfolio turnover rate F	157% A	115%	225%	214%	208%	258%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .07%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Technology Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, market discount, net operating losses, capital loss carryforwards, expiring capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 177,810,364
Gross unrealized depreciation	(13,153,170)
Net unrealized appreciation (depreciation) on securities and other investments	$ 164,657,194

Tax cost	$ 688,681,619

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $581,494,987 and $551,073,928, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 450,192	$ 2,018
Class T	.25%	.25%	478,314	-
Class B	.75%	.25%	152,955	114,716
Class C	.75%	.25%	400,133	52,069
			$ 1,481,594	$ 168,803

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 37,716
Class T	12,160
Class B*	26,466
Class C*	4,301
$ 80,643

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 534,873.30
Class T	288,356.30
Class B	45,793.30
Class C	118,925.30
Institutional Class	67,683.26
	$ 1,055,630

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $22,008 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,233 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash

Semiannual Report

8. Security Lending - continued

Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $79,986 for the period.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Class A
Shares sold	1,959,242	4,395,059	$ 46,663,375	$ 83,404,216
Shares redeemed	(1,669,792)	(4,747,519)	(38,043,093)	(89,682,006)
Net increase (decrease)	289,450	(352,460)	$ 8,620,282	$ (6,277,790)
Class T
Shares sold	772,322	1,549,777	$ 17,914,876	$ 28,544,536
Shares redeemed	(879,845)	(2,457,153)	(19,147,967)	(44,605,674)
Net increase (decrease)	(107,523)	(907,376)	$ (1,233,091)	$ (16,061,138)
Class B
Shares sold	67,452	364,834	$ 1,449,774	$ 6,301,624
Shares redeemed	(328,505)	(829,145)	(6,798,835)	(14,327,782)
Net increase (decrease)	(261,053)	(464,311)	$ (5,349,061)	$ (8,026,158)
Class C
Shares sold	532,775	985,847	$ 11,674,548	$ 17,180,918
Shares redeemed	(434,903)	(891,510)	(8,913,220)	(15,514,588)
Net increase (decrease)	97,872	94,337	$ 2,761,328	$ 1,666,330
Institutional Class
Shares sold	698,285	1,270,106	$ 17,067,085	$ 25,258,423
Shares redeemed	(296,712)	(802,290)	(6,871,981)	(15,808,337)
Net increase (decrease)	401,573	467,816	$ 10,195,104	$ 9,450,086

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Advisor Utilities Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Class A	1.26%
Actual		$ 1,000.00	$ 1,105.00	$ 6.69
HypotheticalA		$ 1,000.00	$ 1,018.85	$ 6.41
Class T	1.52%
Actual		$ 1,000.00	$ 1,103.20	$ 8.06
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
Class B	2.01%
Actual		$ 1,000.00	$ 1,100.50	$ 10.64
HypotheticalA		$ 1,000.00	$ 1,015.07	$ 10.21
Class C	2.01%
Actual		$ 1,000.00	$ 1,100.60	$ 10.64
HypotheticalA		$ 1,000.00	$ 1,015.07	$ 10.21
Institutional Class	1.02%
Actual		$ 1,000.00	$ 1,106.80	$ 5.42
HypotheticalA		$ 1,000.00	$ 1,020.06	$ 5.19

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Utilities Fund

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
NextEra Energy, Inc.	12.0	10.5
Sempra Energy	7.4	8.7
Southern Co.	7.4	1.5
ONEOK, Inc.	6.2	0.0
Edison International	6.2	0.0
PPL Corp.	5.2	6.9
ITC Holdings Corp.	4.9	4.7
NV Energy, Inc.	4.9	5.0
National Fuel Gas Co. New Jersey	4.8	2.1
PG&E Corp.	4.7	5.0
	63.7
Top Industries (% of fund's net assets)
As of January 31, 2011
Electric Utilities	46.3%
Multi-Utilities	29.3%
Gas Utilities	11.0%
Independent Power Producers & Energy Traders	8.5%
Oil, Gas & Consumable Fuels	3.2%
All Others*	1.7%

As of July 31, 2010
Electric Utilities	52.4%
Multi-Utilities	37.2%
Independent Power Producers & Energy Traders	3.4%
Oil, Gas & Consumable Fuels	3.1%
Gas Utilities	2.9%
All Others*	1.0%

* Includes short-term investments and net other assets.

Semiannual Report

Fidelity Advisor Utilities Fund

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
Integrated Telecommunication Services - 0.2%
China Unicom (Hong Kong) Ltd. sponsored ADR	22,300	$ 367,058
ELECTRIC UTILITIES - 46.3%
Electric Utilities - 46.3%
Edison International	247,274	8,971,101
FirstEnergy Corp. (d)	90,500	3,540,360
ITC Holdings Corp.	108,844	7,151,051
NextEra Energy, Inc.	327,482	17,507,189
NV Energy, Inc.	497,466	7,148,586
Pepco Holdings, Inc.	106,400	1,975,848
Pinnacle West Capital Corp.	66,901	2,723,540
PPL Corp.	292,118	7,533,723
Southern Co.	286,040	10,760,825
		67,312,223
GAS UTILITIES - 11.0%
Gas Utilities - 11.0%
National Fuel Gas Co. New Jersey	102,072	6,975,600
ONEOK, Inc.	153,878	9,061,875
		16,037,475
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 8.5%
Independent Power Producers & Energy Traders - 8.5%
AES Corp. (a)	312,400	3,873,760
Calpine Corp. (a)	151,800	2,166,186
Constellation Energy Group, Inc.	147,405	4,753,811
GenOn Energy, Inc. (a)	366,497	1,517,298
		12,311,055
MULTI-UTILITIES - 29.3%
Multi-Utilities - 29.3%
CenterPoint Energy, Inc.	302,045	4,878,027
NiSource, Inc.	290,400	5,407,248
OGE Energy Corp.	70,187	3,220,881
PG&E Corp.	147,432	6,823,153
Public Service Enterprise Group, Inc.	196,359	6,367,922
Sempra Energy	207,021	10,779,583
TECO Energy, Inc.	100,000	1,841,000
Veolia Environnement sponsored ADR (d)	104,484	3,280,798
		42,598,612

	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 3.2%
Oil & Gas Exploration & Production - 2.4%
Canacol Energy Ltd. (a)	353,700	$ 537,033
Pacific Rubiales Energy Corp.	84,500	2,917,111
		3,454,144
Oil & Gas Storage & Transport - 0.8%
SemGroup Corp. Class A (a)	40,600	1,169,280
TOTAL OIL, GAS & CONSUMABLE FUELS		4,623,424
TOTAL COMMON STOCKS (Cost $134,449,379)		143,249,847
Money Market Funds - 4.0%

Fidelity Cash Central Fund, 0.19% (b)	1,072,789	1,072,789
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	4,751,775	4,751,775
TOTAL MONEY MARKET FUNDS (Cost $5,824,564)		5,824,564
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $140,273,943)	149,074,411
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(3,687,668)
NET ASSETS - 100%	$ 145,386,743
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,064
Fidelity Securities Lending Cash Central Fund	5,230
Total	$ 6,294
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $196,362,484 of which $154,412,532, $13,867,918 and $28,082,034 will expire in fiscal 2011, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $4,837,964 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Utilities Fund

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,691,196) - See accompanying schedule: Unaffiliated issuers (cost $134,449,379)	$ 143,249,847
Fidelity Central Funds (cost $5,824,564)	5,824,564
Total Investments (cost $140,273,943)		$ 149,074,411
Receivable for investments sold		5,708,449
Receivable for fund shares sold		133,090
Dividends receivable		182,972
Distributions receivable from Fidelity Central Funds		698
Prepaid expenses		364
Other receivables		15,678
Total assets		155,115,662

Liabilities
Payable for investments purchased	$ 4,531,875
Payable for fund shares redeemed	253,121
Accrued management fee	67,270
Distribution and service plan fees payable	56,108
Other affiliated payables	40,106
Other payables and accrued expenses	28,664
Collateral on securities loaned, at value	4,751,775
Total liabilities		9,728,919

Net Assets		$ 145,386,743
Net Assets consist of:
Paid in capital		$ 332,295,315
Distributions in excess of net investment income		(16,018)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(195,693,083)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,800,529
Net Assets		$ 145,386,743

Statement of Assets and Liabilities - continued

January 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($70,940,216 ÷ 3,959,369 shares)	$ 17.92

Maximum offering price per share (100/94.25 of $17.92)	$ 19.01
Class T: Net Asset Value and redemption price per share ($34,842,433 ÷ 1,941,782 shares)	$ 17.94

Maximum offering price per share (100/96.50 of $17.94)	$ 18.59
Class B: Net Asset Value and offering price per share ($8,366,225 ÷ 470,984 shares)A	$ 17.76

Class C: Net Asset Value and offering price per share ($23,962,931 ÷ 1,356,786 shares)A	$ 17.66

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,274,938 ÷ 400,026 shares)	$ 18.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended January 31, 2011 (Unaudited)

Investment Income
Dividends		$ 2,578,771
Interest		1
Income from Fidelity Central Funds		6,294
Total income		2,585,066

Expenses
Management fee	$ 395,595
Transfer agent fees	216,361
Distribution and service plan fees	330,334
Accounting and security lending fees	27,715
Custodian fees and expenses	10,110
Independent trustees' compensation	415
Registration fees	42,098
Audit	23,292
Legal	1,405
Miscellaneous	779
Total expenses before reductions	1,048,104
Expense reductions	(25,295)	1,022,809
Net investment income (loss)		1,562,257
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,330,121
Foreign currency transactions	(19,363)
Total net realized gain (loss)		8,310,758
Change in net unrealized appreciation (depreciation) on: Investment securities	4,006,286
Assets and liabilities in foreign currencies	3,519
Total change in net unrealized appreciation (depreciation)		4,009,805
Net gain (loss)		12,320,563
Net increase (decrease) in net assets resulting from operations		$ 13,882,820

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,562,257	$ 3,071,475
Net realized gain (loss)	8,310,758	6,308,221
Change in net unrealized appreciation (depreciation)	4,009,805	4,895,678
Net increase (decrease) in net assets resulting from operations	13,882,820	14,275,374
Distributions to shareholders from net investment income	(2,864,390)	(3,192,017)
Share transactions - net increase (decrease)	(892,427)	(13,238,224)
Redemption fees	472	1,956
Total increase (decrease) in net assets	10,126,475	(2,152,911)

Net Assets
Beginning of period	135,260,268	137,413,179
End of period (including distributions in excess of net investment income of $16,018 and undistributed net investment income of $1,286,115, respectively)	$ 145,386,743	$ 135,260,268

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 16.59	$ 15.27	$ 20.28	$ 20.74	$ 17.20	$ 15.17
Income from Investment Operations
Net investment income (loss) E	.21	.40	.35	.24	.21	.24
Net realized and unrealized gain (loss)	1.51	1.32	(5.10)	(.38)	3.56	2.06
Total from investment operations	1.72	1.72	(4.75)	(.14)	3.77	2.30
Distributions from net investment income	(.39)	(.40)	(.26)	(.32)	(.23)	(.27)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 17.92	$ 16.59	$ 15.27	$ 20.28	$ 20.74	$ 17.20
Total Return B, C, D	10.50%	11.42%	(23.44)%	(.82)%	22.14%	15.38%
Ratios to Average Net Assets F, H
Expenses before reductions	1.26% A	1.26%	1.26%	1.21%	1.27%	1.34%
Expenses net of fee waivers, if any	1.26% A	1.26%	1.26%	1.21%	1.27%	1.34%
Expenses net of all reductions	1.22% A	1.22%	1.26%	1.21%	1.26%	1.32%
Net investment income (loss)	2.43% A	2.49%	2.37%	1.11%	1.04%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,940	$ 64,890	$ 66,064	$ 105,219	$ 94,842	$ 40,599
Portfolio turnover rate G	223% A	216%	247%	77%	118%	64%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 16.59	$ 15.27	$ 20.26	$ 20.71	$ 17.18	$ 15.10
Income from Investment Operations
Net investment income (loss) E	.19	.35	.31	.18	.15	.19
Net realized and unrealized gain (loss)	1.51	1.33	(5.10)	(.39)	3.56	2.08
Total from investment operations	1.70	1.68	(4.79)	(.21)	3.71	2.27
Distributions from net investment income	(.35)	(.36)	(.20)	(.24)	(.18)	(.19)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 17.94	$ 16.59	$ 15.27	$ 20.26	$ 20.71	$ 17.18
Total Return B, C, D	10.32%	11.13%	(23.61)%	(1.11)%	21.74%	15.20%
Ratios to Average Net Assets F, H
Expenses before reductions	1.52% A	1.52%	1.52%	1.47%	1.54%	1.60%
Expenses net of fee waivers, if any	1.52% A	1.52%	1.52%	1.47%	1.54%	1.60%
Expenses net of all reductions	1.49% A	1.49%	1.52%	1.47%	1.54%	1.58%
Net investment income (loss)	2.16% A	2.23%	2.11%	.84%	.76%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,842	$ 33,651	$ 33,989	$ 54,346	$ 62,592	$ 52,128
Portfolio turnover rate G	223% A	216%	247%	77%	118%	64%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 16.38	$ 15.08	$ 20.01	$ 20.40	$ 16.90	$ 14.83
Income from Investment Operations
Net investment income (loss) E	.14	.27	.24	.08	.05	.12
Net realized and unrealized gain (loss)	1.50	1.31	(5.04)	(.39)	3.52	2.03
Total from investment operations	1.64	1.58	(4.80)	(.31)	3.57	2.15
Distributions from net investment income	(.26)	(.28)	(.13)	(.08)	(.07)	(.08)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 17.76	$ 16.38	$ 15.08	$ 20.01	$ 20.40	$ 16.90
Total Return B, C, D	10.05%	10.56%	(23.97)%	(1.59)%	21.18%	14.57%
Ratios to Average Net Assets F, H
Expenses before reductions	2.01% A	2.01%	2.01%	1.96%	2.04%	2.09%
Expenses net of fee waivers, if any	2.01% A	2.01%	2.01%	1.96%	2.04%	2.09%
Expenses net of all reductions	1.98% A	1.98%	2.01%	1.95%	2.03%	2.06%
Net investment income (loss)	1.68% A	1.74%	1.62%	.36%	.27%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,366	$ 8,794	$ 10,634	$ 20,747	$ 43,845	$ 65,959
Portfolio turnover rate G	223% A	216%	247%	77%	118%	64%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 16.30	$ 15.02	$ 19.93	$ 20.38	$ 16.91	$ 14.84
Income from Investment Operations
Net investment income (loss) E	.14	.27	.24	.08	.06	.13
Net realized and unrealized gain (loss)	1.49	1.30	(5.02)	(.39)	3.51	2.04
Total from investment operations	1.63	1.57	(4.78)	(.31)	3.57	2.17
Distributions from net investment income	(.27)	(.29)	(.13)	(.14)	(.10)	(.10)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 17.66	$ 16.30	$ 15.02	$ 19.93	$ 20.38	$ 16.91
Total Return B, C, D	10.06%	10.54%	(23.96)%	(1.58)%	21.23%	14.72%
Ratios to Average Net Assets F, H
Expenses before reductions	2.01% A	2.01%	2.01%	1.95%	1.99%	2.02%
Expenses net of fee waivers, if any	2.01% A	2.01%	2.01%	1.95%	1.99%	2.02%
Expenses net of all reductions	1.97% A	1.97%	2.01%	1.95%	1.99%	2.00%
Net investment income (loss)	1.68% A	1.74%	1.62%	.36%	.32%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,963	$ 21,415	$ 22,352	$ 37,387	$ 43,292	$ 32,823
Portfolio turnover rate G	223% A	216%	247%	77%	118%	64%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 16.85	$ 15.51	$ 20.52	$ 20.95	$ 17.38	$ 15.31
Income from Investment Operations
Net investment income (loss) D	.24	.44	.39	.31	.29	.30
Net realized and unrealized gain (loss)	1.54	1.35	(5.17)	(.38)	3.58	2.10
Total from investment operations	1.78	1.79	(4.78)	(.07)	3.87	2.40
Distributions from net investment income	(.44)	(.45)	(.23)	(.36)	(.30)	(.33)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 18.19	$ 16.85	$ 15.51	$ 20.52	$ 20.95	$ 17.38
Total Return B, C	10.68%	11.66%	(23.24)%	(.49)%	22.54%	15.95%
Ratios to Average Net Assets E, G
Expenses before reductions	1.02% A	1.00%	1.00%	.91%	.92%	.94%
Expenses net of fee waivers, if any	1.02% A	1.00%	1.00%	.91%	.92%	.94%
Expenses net of all reductions	.98% A	.97%	1.00%	.90%	.92%	.92%
Net investment income (loss)	2.67% A	2.75%	2.63%	1.41%	1.39%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,275	$ 6,511	$ 4,373	$ 5,704	$ 12,822	$ 6,479
Portfolio turnover rate F	223% A	216%	247%	77%	118%	64%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Utilities Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, capital loss carryforwards, expiring capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 9,132,610
Gross unrealized depreciation	(2,378,134)
Net unrealized appreciation (depreciation) on securities and other investments	$ 6,754,476

Tax cost	$ 142,319,935

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $155,463,723 and $158,438,363, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 85,837	$ -
Class T	.25%	.25%	86,376	-
Class B	.75%	.25%	43,886	32,914
Class C	.75%	.25%	114,235	11,696
			$ 330,334	$ 44,610

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 13,218
Class T	3,822
Class B*	8,231
Class C*	402
$ 25,673

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 103,655.30
Class T	54,494.32
Class B	13,305.30
Class C	34,397.30
Institutional Class	10,510.31
	$ 216,361

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,777 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $254 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $5,230. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $25,295 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
From net investment income
Class A	$ 1,536,373	$ 1,700,301
Class T	680,070	782,544
Class B	128,700	184,067
Class C	350,529	413,366
Institutional Class	168,718	111,739
Total	$ 2,864,390	$ 3,192,017

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Class A
Shares sold	375,349	582,593	$ 6,535,738	$ 9,269,210
Reinvestment of distributions	78,008	96,455	1,339,641	1,532,370
Shares redeemed	(406,189)	(1,092,389)	(7,095,467)	(17,388,823)
Net increase (decrease)	47,168	(413,341)	$ 779,912	$ (6,587,243)
Class T
Shares sold	110,020	214,231	$ 1,929,184	$ 3,421,542
Reinvestment of distributions	37,445	46,549	644,378	741,068
Shares redeemed	(234,387)	(457,353)	(4,084,224)	(7,262,506)
Net increase (decrease)	(86,922)	(196,573)	$ (1,510,662)	$ (3,099,896)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Class B
Shares sold	31,033	89,148	$ 529,223	$ 1,411,608
Reinvestment of distributions	6,858	10,582	116,904	167,069
Shares redeemed	(103,837)	(267,950)	(1,791,517)	(4,203,072)
Net increase (decrease)	(65,946)	(168,220)	$ (1,145,390)	$ (2,624,395)
Class C
Shares sold	176,279	188,570	$ 3,027,658	$ 2,992,972
Reinvestment of distributions	15,668	20,486	265,763	322,145
Shares redeemed	(149,211)	(383,514)	(2,558,776)	(5,996,156)
Net increase (decrease)	42,736	(174,458)	$ 734,645	$ (2,681,039)
Institutional Class
Shares sold	75,459	287,925	$ 1,339,176	$ 4,699,845
Reinvestment of distributions	7,398	5,221	128,959	84,041
Shares redeemed	(69,176)	(188,687)	(1,219,067)	(3,029,537)
Net increase (decrease)	13,681	104,459	$ 249,068	$ 1,754,349

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

JPMorgan Chase Bank †

New York, NY

Brown Brothers Harriman & Co. ††

Boston, MA

State Street Bank and Trust †††

Quincy, MA

† Custodian for Fidelity Advisor Consumer Discretionary Fund,
Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund,
Fidelity Advisor Industrials Fund, Fidelity Advisor Technology Fund, and
Fidelity Advisor Utilities Fund.

†† Custodian for Fidelity Advisor Energy Fund.

††† Custodian for Fidelity Advisor Biotechnology Fund, Fidelity Advisor
Communications Equipment Fund, and Fidelity Advisor Electronics Fund.

AFOCI-USAN-0311
1.789280.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Real Estate
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

January 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 began on a positive note. U.S. equities gained ground in January, reaching their highest point since August 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Class A	1.20%
Actual		$ 1,000.00	$ 1,150.20	$ 6.50
HypotheticalA		$ 1,000.00	$ 1,019.16	$ 6.11
Class T	1.46%
Actual		$ 1,000.00	$ 1,148.40	$ 7.91
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.43
Class B	1.96%
Actual		$ 1,000.00	$ 1,145.40	$ 10.60
HypotheticalA		$ 1,000.00	$ 1,015.32	$ 9.96
Class C	1.96%
Actual		$ 1,000.00	$ 1,145.20	$ 10.60
HypotheticalA		$ 1,000.00	$ 1,015.32	$ 9.96
Institutional Class	.96%
Actual		$ 1,000.00	$ 1,151.50	$ 5.21
HypotheticalA		$ 1,000.00	$ 1,020.37	$ 4.89

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	10.0	10.6
Public Storage	7.4	7.6
Ventas, Inc.	5.5	5.5
ProLogis Trust	5.4	3.9
Digital Realty Trust, Inc.	4.4	3.6
SL Green Realty Corp.	4.3	3.9
Boston Properties, Inc.	4.0	3.4
Vornado Realty Trust	3.7	5.5
Alexandria Real Estate Equities, Inc.	3.7	3.3
Mid-America Apartment Communities, Inc.	3.2	3.2
	51.6
Top Five REIT Sectors as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Office Buildings	15.2	14.9
REITs - Malls	14.9	15.9
REITs - Apartments	14.7	15.1
REITs - Industrial Buildings	13.6	12.3
REITs - Health Care Facilities	10.6	12.1
Asset Allocation (% of fund's net assets)
As of January 31, 2011*		As of July 31, 2010**
	Stocks 97.6%		Stocks 97.4%
	Convertible Securities 0.2%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets 2.2%		Short-Term Investments and Net Other Assets 2.4%
* Foreign investments	1.2%	** Foreign investments	1.4%

Semiannual Report

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Security & Alarm Services - 0.3%
The Geo Group, Inc. (a)	51,884	$ 1,233,283
HEALTH CARE PROVIDERS & SERVICES - 3.3%
Health Care Facilities - 3.3%
Brookdale Senior Living, Inc. (a)	257,386	5,623,884
Emeritus Corp. (a)	361,165	6,898,252
Sunrise Senior Living, Inc. (a)	281,192	2,249,536
TOTAL HEALTH CARE FACILITIES		14,771,672
REAL ESTATE INVESTMENT TRUSTS - 90.7%
REITs - Apartments - 14.7%
American Campus Communities, Inc.	32,116	1,038,631
AvalonBay Communities, Inc.	40,123	4,651,459
Camden Property Trust (SBI)	44,300	2,455,549
Colonial Properties Trust (SBI)	50,500	969,095
Education Realty Trust, Inc.	1,066,711	8,320,346
Equity Residential (SBI)	254,455	13,788,916
Essex Property Trust, Inc. (d)	109,707	12,726,012
Mid-America Apartment Communities, Inc.	220,002	14,025,128
Post Properties, Inc.	191,382	7,086,875
TOTAL REITS - APARTMENTS		65,062,011
REITs - Factory Outlets - 0.8%
Tanger Factory Outlet Centers, Inc.	128,700	3,360,357
REITs - Health Care Facilities - 10.6%
HCP, Inc.	354,311	13,141,395
Healthcare Realty Trust, Inc.	256,169	5,379,549
Omega Healthcare Investors, Inc.	176,784	3,938,748
Ventas, Inc.	442,150	24,521,639
TOTAL REITS - HEALTH CARE FACILITIES		46,981,331
REITs - Hotels - 7.0%
Chesapeake Lodging Trust	209,844	3,840,145
DiamondRock Hospitality Co. (a)	1,023,744	12,418,015
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Hotels - continued
Host Hotels & Resorts, Inc.	468,153	$ 8,665,512
Sunstone Hotel Investors, Inc. (a)	565,750	5,776,308
TOTAL REITS - HOTELS		30,699,980
REITs - Industrial Buildings - 13.6%
DCT Industrial Trust, Inc.	496,600	2,751,164
First Industrial Realty Trust, Inc. (a)	88,600	905,492
ProLogis Trust	1,613,102	24,067,482
Public Storage	298,041	32,480,508
TOTAL REITS - INDUSTRIAL BUILDINGS		60,204,646
REITs - Malls - 14.9%
CBL & Associates Properties, Inc.	610,844	10,420,999
Simon Property Group, Inc.	435,012	44,131,968
The Macerich Co.	234,493	11,410,429
TOTAL REITS - MALLS		65,963,396
REITs - Management/Investment - 5.1%
American Assets Trust, Inc. (a)	50,200	1,068,758
Digital Realty Trust, Inc. (d)	356,968	19,419,059
Weyerhaeuser Co.	86,949	2,015,478
TOTAL REITS - MANAGEMENT/INVESTMENT		22,503,295
REITs - Office Buildings - 15.2%
Alexandria Real Estate Equities, Inc.	215,056	16,567,914
Boston Properties, Inc.	186,520	17,601,892
Brandywine Realty Trust (SBI)	551,700	6,399,720
Highwoods Properties, Inc. (SBI)	234,756	7,692,954
SL Green Realty Corp.	261,800	19,048,568
TOTAL REITS - OFFICE BUILDINGS		67,311,048
REITs - Shopping Centers - 8.8%
Acadia Realty Trust (SBI)	323,000	5,969,040
Developers Diversified Realty Corp.	383,089	5,210,010
Excel Trust, Inc.	76,900	982,782
Glimcher Realty Trust	232,200	2,045,682
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Shopping Centers - continued
Kimco Realty Corp.	339,100	$ 6,134,319
Kite Realty Group Trust	402,946	2,127,555
Vornado Realty Trust	188,358	16,592,456
TOTAL REITS - SHOPPING CENTERS		39,061,844
TOTAL REAL ESTATE INVESTMENT TRUSTS		401,147,908
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.3%
Diversified Real Estate Activities - 0.4%
Beni Stabili SpA Siiq	480,300	457,641
Coresite Realty Corp.	88,307	1,268,972
TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		1,726,613
Real Estate Development - 0.1%
Helical Bar PLC	90,300	408,432
Real Estate Operating Companies - 1.4%
Brookfield Properties Corp. (d)	252,030	4,423,301
Forest City Enterprises, Inc. Class A (a)(d)	112,367	1,900,126
TOTAL REAL ESTATE OPERATING COMPANIES		6,323,427
Real Estate Services - 1.4%
CB Richard Ellis Group, Inc. Class A (a)	270,662	6,005,990
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		14,464,462
TOTAL COMMON STOCKS (Cost $369,701,649)		431,617,325
Convertible Preferred Stocks - 0.1%
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Real Estate Services - 0.1%
Grubb & Ellis Co. 12.00% (e) (Cost $810,000)	8,100	$ 720,171
Convertible Bonds - 0.1%
	Principal Amount
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Real Estate Services - 0.1%
Grubb & Ellis Co. 7.95% 5/1/15 (e) (Cost $340,000)	$ 340,000	301,750
Money Market Funds - 6.8%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	9,224,761	9,224,761
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	20,791,275	20,791,275
TOTAL MONEY MARKET FUNDS (Cost $30,016,036)		30,016,036
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $400,867,685)		462,655,282
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(20,484,240)
NET ASSETS - 100%		$ 442,171,042
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,021,921 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,855
Fidelity Securities Lending Cash Central Fund	31,551
Total	$ 41,406
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 431,617,325	$ 431,617,325	$ -	$ -
Convertible Preferred Stocks	720,171	-	720,171	-
Convertible Bonds	301,750	-	301,750	-
Money Market Funds	30,016,036	30,016,036	-	-
Total Investments in Securities:	$ 462,655,282	$ 461,633,361	$ 1,021,921	$ -
Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $36,010,469 of which $15,429,654 and $20,580,815 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $20,549,892) - See accompanying schedule: Unaffiliated issuers (cost $370,851,649)	$ 432,639,246
Fidelity Central Funds (cost $30,016,036)	30,016,036
Total Investments (cost $400,867,685)		$ 462,655,282
Receivable for investments sold		4,040,062
Receivable for fund shares sold		963,799
Dividends receivable		344,617
Interest receivable		6,795
Distributions receivable from Fidelity Central Funds		6,093
Prepaid expenses		1,002
Other receivables		7,321
Total assets		468,024,971

Liabilities
Payable for investments purchased	$ 3,821,663
Payable for fund shares redeemed	785,182
Accrued management fee	202,315
Distribution and service plan fees payable	101,068
Other affiliated payables	119,447
Other payables and accrued expenses	32,979
Collateral on securities loaned, at value	20,791,275
Total liabilities		25,853,929

Net Assets		$ 442,171,042
Net Assets consist of:
Paid in capital		$ 403,523,116
Distributions in excess of net investment income		(1,620,002)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(21,519,669)
Net unrealized appreciation (depreciation) on investments		61,787,597
Net Assets		$ 442,171,042

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($148,858,628 ÷ 8,772,402 shares)	$ 16.97

Maximum offering price per share (100/94.25 of $16.97)	$ 18.01
Class T: Net Asset Value and redemption price per share ($70,697,259 ÷ 4,161,604 shares)	$ 16.99

Maximum offering price per share (100/96.50 of $16.99)	$ 17.61
Class B: Net Asset Value and offering price per share ($12,329,270 ÷ 731,501 shares)A	$ 16.85

Class C: Net Asset Value and offering price per share ($39,292,533 ÷ 2,334,689 shares)A	$ 16.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($170,993,352 ÷ 10,025,022 shares)	$ 17.06

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2011 (Unaudited)
Investment Income
Dividends		$ 3,615,399
Interest		13,615
Income from Fidelity Central Funds		41,406
Total income		3,670,420

Expenses
Management fee	$ 1,183,538
Transfer agent fees	637,967
Distribution and service plan fees	567,030
Accounting and security lending fees	84,379
Custodian fees and expenses	17,093
Independent trustees' compensation	1,168
Registration fees	73,243
Audit	25,026
Legal	1,157
Miscellaneous	2,127
Total expenses before reductions	2,592,728
Expense reductions	(12,628)	2,580,100
Net investment income (loss)		1,090,320
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,930,314
Foreign currency transactions	(5,299)
Total net realized gain (loss)		29,925,015
Change in net unrealized appreciation (depreciation) on investment securities		27,504,779
Net gain (loss)		57,429,794
Net increase (decrease) in net assets resulting from operations		$ 58,520,114

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,090,320	$ 3,902,914
Net realized gain (loss)	29,925,015	36,224,187
Change in net unrealized appreciation (depreciation)	27,504,779	74,426,342
Net increase (decrease) in net assets resulting from operations	58,520,114	114,553,443
Distributions to shareholders from net investment income	(3,454,822)	(3,478,958)
Share transactions - net increase (decrease)	(1,333,125)	98,330,995
Total increase (decrease) in net assets	53,732,167	209,405,480

Net Assets
Beginning of period	388,438,875	179,033,395
End of period (including distributions in excess of net investment income of $1,620,002 and undistributed net investment income of $744,500, respectively)	$ 442,171,042	$ 388,438,875

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 14.88	$ 9.41	$ 16.39	$ 18.67	$ 20.34	$ 18.23
Income from Investment Operations
Net investment income (loss) E	.04	.19	.27	.30	.18	.29
Net realized and unrealized gain (loss)	2.18	5.46	(6.86)	(1.24)	(.17)	2.85
Total from investment operations	2.22	5.65	(6.59)	(.94)	.01	3.14
Distributions from net investment income	(.13)	(.18)	(.36)	(.26)	(.18)	(.23)
Distributions from net realized gain	-	-	(.03)	(1.09)	(1.50)	(.80)
Total distributions	(.13)	(.18)	(.39)	(1.34) I	(1.68)	(1.03)
Net asset value, end of period	$ 16.97	$ 14.88	$ 9.41	$ 16.39	$ 18.67	$ 20.34
Total Return B, C, D	15.02%	60.38%	(40.19)%	(5.66)%	(.65)%	18.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.20% A	1.23%	1.27%	1.22%	1.25%	1.29%
Expenses net of fee waivers, if any	1.20% A	1.23%	1.25%	1.22%	1.25%	1.25%
Expenses net of all reductions	1.20% A	1.22%	1.25%	1.21%	1.25%	1.24%
Net investment income (loss)	.53% A	1.45%	2.73%	1.71%	.81%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 148,859	$ 117,929	$ 62,422	$ 109,442	$ 117,831	$ 85,000
Portfolio turnover rate G	66% A	60%	98%	86%	84%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.34 per share is comprised of distributions from net investment income of $.256 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 14.90	$ 9.42	$ 16.40	$ 18.64	$ 20.31	$ 18.23
Income from Investment Operations
Net investment income (loss) E	.02	.15	.25	.26	.12	.24
Net realized and unrealized gain (loss)	2.18	5.47	(6.87)	(1.24)	(.16)	2.84
Total from investment operations	2.20	5.62	(6.62)	(.98)	(.04)	3.08
Distributions from net investment income	(.11)	(.14)	(.33)	(.17)	(.13)	(.20)
Distributions from net realized gain	-	-	(.03)	(1.09)	(1.50)	(.80)
Total distributions	(.11)	(.14)	(.36)	(1.26) I	(1.63)	(1.00)
Net asset value, end of period	$ 16.99	$ 14.90	$ 9.42	$ 16.40	$ 18.64	$ 20.31
Total Return B, C, D	14.84%	60.02%	(40.33)%	(5.88)%	(.89)%	17.98%
Ratios to Average Net Assets F, H
Expenses before reductions	1.46% A	1.49%	1.54%	1.47%	1.50%	1.55%
Expenses net of fee waivers, if any	1.46% A	1.49%	1.50%	1.47%	1.50%	1.50%
Expenses net of all reductions	1.46% A	1.48%	1.50%	1.47%	1.49%	1.49%
Net investment income (loss)	.28% A	1.19%	2.48%	1.45%	.57%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,697	$ 59,529	$ 40,276	$ 81,938	$ 100,621	$ 91,224
Portfolio turnover rate G	66% A	60%	98%	86%	84%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.26 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 14.77	$ 9.35	$ 16.26	$ 18.51	$ 20.19	$ 18.16
Income from Investment Operations
Net investment income (loss) E	(.02)	.09	.20	.17	.01	.15
Net realized and unrealized gain (loss)	2.16	5.42	(6.81)	(1.23)	(.16)	2.83
Total from investment operations	2.14	5.51	(6.61)	(1.06)	(.15)	2.98
Distributions from net investment income	(.06)	(.09)	(.27)	(.10)	(.05)	(.15)
Distributions from net realized gain	-	-	(.03)	(1.09)	(1.48)	(.80)
Total distributions	(.06)	(.09)	(.30)	(1.19) I	(1.53)	(.95)
Net asset value, end of period	$ 16.85	$ 14.77	$ 9.35	$ 16.26	$ 18.51	$ 20.19
Total Return B, C, D	14.54%	59.14%	(40.60)%	(6.37)%	(1.45)%	17.42%
Ratios to Average Net Assets F, H
Expenses before reductions	1.96% A	1.98%	2.04%	1.96%	2.02%	2.05%
Expenses net of fee waivers, if any	1.96% A	1.98%	2.00%	1.96%	2.00%	2.00%
Expenses net of all reductions	1.95% A	1.97%	2.00%	1.96%	2.00%	1.98%
Net investment income (loss)	(.22)% A	.70%	1.98%	.96%	.07%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,329	$ 12,078	$ 7,933	$ 16,879	$ 25,114	$ 27,397
Portfolio turnover rate G	66% A	60%	98%	86%	84%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.19 per share is comprised of distributions from net investment income of $.102 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 14.76	$ 9.34	$ 16.26	$ 18.51	$ 20.21	$ 18.17
Income from Investment Operations
Net investment income (loss) E	(.02)	.09	.19	.17	.01	.15
Net realized and unrealized gain (loss)	2.16	5.43	(6.81)	(1.23)	(.16)	2.84
Total from investment operations	2.14	5.52	(6.62)	(1.06)	(.15)	2.99
Distributions from net investment income	(.07)	(.10)	(.27)	(.11)	(.05)	(.15)
Distributions from net realized gain	-	-	(.03)	(1.09)	(1.50)	(.80)
Total distributions	(.07)	(.10)	(.30)	(1.19) I	(1.55)	(.95)
Net asset value, end of period	$ 16.83	$ 14.76	$ 9.34	$ 16.26	$ 18.51	$ 20.21
Total Return B, C, D	14.52%	59.28%	(40.64)%	(6.35)%	(1.45)%	17.46%
Ratios to Average Net Assets F, H
Expenses before reductions	1.96% A	1.98%	2.01%	1.96%	2.01%	2.05%
Expenses net of fee waivers, if any	1.96% A	1.98%	2.00%	1.96%	2.00%	2.00%
Expenses net of all reductions	1.95% A	1.97%	2.00%	1.96%	2.00%	1.98%
Net investment income (loss)	(.22)% A	.71%	1.98%	.96%	.06%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,293	$ 31,204	$ 13,226	$ 24,984	$ 36,854	$ 36,669
Portfolio turnover rate G	66% A	60%	98%	86%	84%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.19 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 14.96	$ 9.46	$ 16.47	$ 18.80	$ 20.47	$ 18.33
Income from Investment Operations
Net investment income (loss) D	.06	.23	.30	.34	.24	.35
Net realized and unrealized gain (loss)	2.19	5.47	(6.90)	(1.23)	(.17)	2.85
Total from investment operations	2.25	5.70	(6.60)	(.89)	.07	3.20
Distributions from net investment income	(.15)	(.20)	(.38)	(.35)	(.24)	(.26)
Distributions from net realized gain	-	-	(.03)	(1.09)	(1.50)	(.80)
Total distributions	(.15)	(.20)	(.41)	(1.44) H	(1.74)	(1.06)
Net asset value, end of period	$ 17.06	$ 14.96	$ 9.46	$ 16.47	$ 18.80	$ 20.47
Total Return B, C	15.15%	60.75%	(40.03)%	(5.39)%	(.37)%	18.61%
Ratios to Average Net Assets E, G
Expenses before reductions	.96% A	.97%	1.01%	.95%	.98%	.94%
Expenses net of fee waivers, if any	.96% A	.97%	1.00%	.95%	.98%	.94%
Expenses net of all reductions	.95% A	.96%	1.00%	.95%	.97%	.92%
Net investment income (loss)	.78% A	1.71%	2.98%	1.97%	1.09%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 170,993	$ 167,699	$ 55,177	$ 72,780	$ 12,259	$ 7,152
Portfolio turnover rate F	66% A	60%	98%	86%	84%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $1.44 per share is comprised of distributions from net investment income of $.352 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 71,382,199
Gross unrealized depreciation	(20,822,122)
Net unrealized appreciation (depreciation) on securities and other investments	$ 50,560,077

Tax cost	$ 412,095,205

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $134,133,829 and $135,240,529, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 166,179	$ 3,494
Class T	.25%	.25%	164,784	-
Class B	.75%	.25%	61,446	46,085
Class C	.75%	.25%	174,621	39,200
			$ 567,030	$ 88,779

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 27,286
Class T	5,241
Class B*	15,402
Class C*	1,766
$ 49,695

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 198,478.30
Class T	100,622.31
Class B	18,476.30
Class C	52,249.30
Institutional Class	268,142.30
	$ 637,967

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,493 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $746 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,339,200. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $31,551, including $1,906 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $12,628 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
From net investment income
Class A	$ 1,134,664	$ 1,234,313
Class T	470,285	586,319
Class B	48,095	73,937
Class C	150,708	151,383
Institutional Class	1,651,070	1,433,006
Total	$ 3,454,822	$ 3,478,958

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Class A
Shares sold	2,248,264	3,838,345	$ 35,535,246	$ 50,713,463
Reinvestment of distributions	65,899	94,331	1,031,847	1,168,282
Shares redeemed	(1,464,548)	(2,642,928)	(23,191,294)	(33,936,194)
Net increase (decrease)	849,615	1,289,748	$ 13,375,799	$ 17,945,551
Class T
Shares sold	947,671	1,600,698	$ 14,944,020	$ 21,094,229
Reinvestment of distributions	29,190	46,490	457,659	571,730
Shares redeemed	(810,845)	(1,927,214)	(12,858,886)	(25,063,300)
Net increase (decrease)	166,016	(280,026)	$ 2,542,793	$ (3,397,341)
Class B
Shares sold	62,504	214,509	$ 961,674	$ 2,825,349
Reinvestment of distributions	2,787	5,594	43,338	67,395
Shares redeemed	(151,360)	(251,258)	(2,374,144)	(3,248,064)
Net increase (decrease)	(86,069)	(31,155)	$ (1,369,132)	$ (355,320)
Class C
Shares sold	513,489	1,050,192	$ 8,028,597	$ 14,008,372
Reinvestment of distributions	8,843	11,301	137,445	138,548
Shares redeemed	(302,208)	(362,839)	(4,719,368)	(4,691,785)
Net increase (decrease)	220,124	698,654	$ 3,446,674	$ 9,455,135
Institutional Class
Shares sold	2,453,225	7,306,218	$ 38,563,767	$ 99,355,047
Reinvestment of distributions	72,024	57,970	1,131,385	738,990
Shares redeemed	(3,709,560)	(1,990,258)	(59,024,411)	(25,411,067)
Net increase (decrease)	(1,184,311)	5,373,930	$ (19,329,259)	$ 74,682,970

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

ARE-USAN-0311
1.789730.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Real Estate
Fund - Institutional Class

Semiannual Report

January 31, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Following a year in which the investment environment was volatile but generally supportive of most major asset classes, 2011 began on a positive note. U.S. equities gained ground in January, reaching their highest point since August 2008, amid indications the U.S. economy had turned a corner. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2010 to January 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2010	Ending Account Value January 31, 2011	Expenses Paid During Period* August 1, 2010 to January 31, 2011
Class A	1.20%
Actual		$ 1,000.00	$ 1,150.20	$ 6.50
HypotheticalA		$ 1,000.00	$ 1,019.16	$ 6.11
Class T	1.46%
Actual		$ 1,000.00	$ 1,148.40	$ 7.91
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.43
Class B	1.96%
Actual		$ 1,000.00	$ 1,145.40	$ 10.60
HypotheticalA		$ 1,000.00	$ 1,015.32	$ 9.96
Class C	1.96%
Actual		$ 1,000.00	$ 1,145.20	$ 10.60
HypotheticalA		$ 1,000.00	$ 1,015.32	$ 9.96
Institutional Class	.96%
Actual		$ 1,000.00	$ 1,151.50	$ 5.21
HypotheticalA		$ 1,000.00	$ 1,020.37	$ 4.89

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Simon Property Group, Inc.	10.0	10.6
Public Storage	7.4	7.6
Ventas, Inc.	5.5	5.5
ProLogis Trust	5.4	3.9
Digital Realty Trust, Inc.	4.4	3.6
SL Green Realty Corp.	4.3	3.9
Boston Properties, Inc.	4.0	3.4
Vornado Realty Trust	3.7	5.5
Alexandria Real Estate Equities, Inc.	3.7	3.3
Mid-America Apartment Communities, Inc.	3.2	3.2
	51.6
Top Five REIT Sectors as of January 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Office Buildings	15.2	14.9
REITs - Malls	14.9	15.9
REITs - Apartments	14.7	15.1
REITs - Industrial Buildings	13.6	12.3
REITs - Health Care Facilities	10.6	12.1
Asset Allocation (% of fund's net assets)
As of January 31, 2011*		As of July 31, 2010**
	Stocks 97.6%		Stocks 97.4%
	Convertible Securities 0.2%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets 2.2%		Short-Term Investments and Net Other Assets 2.4%
* Foreign investments	1.2%	** Foreign investments	1.4%

Semiannual Report

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Security & Alarm Services - 0.3%
The Geo Group, Inc. (a)	51,884	$ 1,233,283
HEALTH CARE PROVIDERS & SERVICES - 3.3%
Health Care Facilities - 3.3%
Brookdale Senior Living, Inc. (a)	257,386	5,623,884
Emeritus Corp. (a)	361,165	6,898,252
Sunrise Senior Living, Inc. (a)	281,192	2,249,536
TOTAL HEALTH CARE FACILITIES		14,771,672
REAL ESTATE INVESTMENT TRUSTS - 90.7%
REITs - Apartments - 14.7%
American Campus Communities, Inc.	32,116	1,038,631
AvalonBay Communities, Inc.	40,123	4,651,459
Camden Property Trust (SBI)	44,300	2,455,549
Colonial Properties Trust (SBI)	50,500	969,095
Education Realty Trust, Inc.	1,066,711	8,320,346
Equity Residential (SBI)	254,455	13,788,916
Essex Property Trust, Inc. (d)	109,707	12,726,012
Mid-America Apartment Communities, Inc.	220,002	14,025,128
Post Properties, Inc.	191,382	7,086,875
TOTAL REITS - APARTMENTS		65,062,011
REITs - Factory Outlets - 0.8%
Tanger Factory Outlet Centers, Inc.	128,700	3,360,357
REITs - Health Care Facilities - 10.6%
HCP, Inc.	354,311	13,141,395
Healthcare Realty Trust, Inc.	256,169	5,379,549
Omega Healthcare Investors, Inc.	176,784	3,938,748
Ventas, Inc.	442,150	24,521,639
TOTAL REITS - HEALTH CARE FACILITIES		46,981,331
REITs - Hotels - 7.0%
Chesapeake Lodging Trust	209,844	3,840,145
DiamondRock Hospitality Co. (a)	1,023,744	12,418,015
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Hotels - continued
Host Hotels & Resorts, Inc.	468,153	$ 8,665,512
Sunstone Hotel Investors, Inc. (a)	565,750	5,776,308
TOTAL REITS - HOTELS		30,699,980
REITs - Industrial Buildings - 13.6%
DCT Industrial Trust, Inc.	496,600	2,751,164
First Industrial Realty Trust, Inc. (a)	88,600	905,492
ProLogis Trust	1,613,102	24,067,482
Public Storage	298,041	32,480,508
TOTAL REITS - INDUSTRIAL BUILDINGS		60,204,646
REITs - Malls - 14.9%
CBL & Associates Properties, Inc.	610,844	10,420,999
Simon Property Group, Inc.	435,012	44,131,968
The Macerich Co.	234,493	11,410,429
TOTAL REITS - MALLS		65,963,396
REITs - Management/Investment - 5.1%
American Assets Trust, Inc. (a)	50,200	1,068,758
Digital Realty Trust, Inc. (d)	356,968	19,419,059
Weyerhaeuser Co.	86,949	2,015,478
TOTAL REITS - MANAGEMENT/INVESTMENT		22,503,295
REITs - Office Buildings - 15.2%
Alexandria Real Estate Equities, Inc.	215,056	16,567,914
Boston Properties, Inc.	186,520	17,601,892
Brandywine Realty Trust (SBI)	551,700	6,399,720
Highwoods Properties, Inc. (SBI)	234,756	7,692,954
SL Green Realty Corp.	261,800	19,048,568
TOTAL REITS - OFFICE BUILDINGS		67,311,048
REITs - Shopping Centers - 8.8%
Acadia Realty Trust (SBI)	323,000	5,969,040
Developers Diversified Realty Corp.	383,089	5,210,010
Excel Trust, Inc.	76,900	982,782
Glimcher Realty Trust	232,200	2,045,682
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Shopping Centers - continued
Kimco Realty Corp.	339,100	$ 6,134,319
Kite Realty Group Trust	402,946	2,127,555
Vornado Realty Trust	188,358	16,592,456
TOTAL REITS - SHOPPING CENTERS		39,061,844
TOTAL REAL ESTATE INVESTMENT TRUSTS		401,147,908
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.3%
Diversified Real Estate Activities - 0.4%
Beni Stabili SpA Siiq	480,300	457,641
Coresite Realty Corp.	88,307	1,268,972
TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		1,726,613
Real Estate Development - 0.1%
Helical Bar PLC	90,300	408,432
Real Estate Operating Companies - 1.4%
Brookfield Properties Corp. (d)	252,030	4,423,301
Forest City Enterprises, Inc. Class A (a)(d)	112,367	1,900,126
TOTAL REAL ESTATE OPERATING COMPANIES		6,323,427
Real Estate Services - 1.4%
CB Richard Ellis Group, Inc. Class A (a)	270,662	6,005,990
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		14,464,462
TOTAL COMMON STOCKS (Cost $369,701,649)		431,617,325
Convertible Preferred Stocks - 0.1%
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Real Estate Services - 0.1%
Grubb & Ellis Co. 12.00% (e) (Cost $810,000)	8,100	$ 720,171
Convertible Bonds - 0.1%
	Principal Amount
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Real Estate Services - 0.1%
Grubb & Ellis Co. 7.95% 5/1/15 (e) (Cost $340,000)	$ 340,000	301,750
Money Market Funds - 6.8%
	Shares
Fidelity Cash Central Fund, 0.19% (b)	9,224,761	9,224,761
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	20,791,275	20,791,275
TOTAL MONEY MARKET FUNDS (Cost $30,016,036)		30,016,036
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $400,867,685)		462,655,282
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(20,484,240)
NET ASSETS - 100%		$ 442,171,042
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,021,921 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,855
Fidelity Securities Lending Cash Central Fund	31,551
Total	$ 41,406
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 431,617,325	$ 431,617,325	$ -	$ -
Convertible Preferred Stocks	720,171	-	720,171	-
Convertible Bonds	301,750	-	301,750	-
Money Market Funds	30,016,036	30,016,036	-	-
Total Investments in Securities:	$ 462,655,282	$ 461,633,361	$ 1,021,921	$ -
Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $36,010,469 of which $15,429,654 and $20,580,815 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2011 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $20,549,892) - See accompanying schedule: Unaffiliated issuers (cost $370,851,649)	$ 432,639,246
Fidelity Central Funds (cost $30,016,036)	30,016,036
Total Investments (cost $400,867,685)		$ 462,655,282
Receivable for investments sold		4,040,062
Receivable for fund shares sold		963,799
Dividends receivable		344,617
Interest receivable		6,795
Distributions receivable from Fidelity Central Funds		6,093
Prepaid expenses		1,002
Other receivables		7,321
Total assets		468,024,971

Liabilities
Payable for investments purchased	$ 3,821,663
Payable for fund shares redeemed	785,182
Accrued management fee	202,315
Distribution and service plan fees payable	101,068
Other affiliated payables	119,447
Other payables and accrued expenses	32,979
Collateral on securities loaned, at value	20,791,275
Total liabilities		25,853,929

Net Assets		$ 442,171,042
Net Assets consist of:
Paid in capital		$ 403,523,116
Distributions in excess of net investment income		(1,620,002)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(21,519,669)
Net unrealized appreciation (depreciation) on investments		61,787,597
Net Assets		$ 442,171,042

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($148,858,628 ÷ 8,772,402 shares)	$ 16.97

Maximum offering price per share (100/94.25 of $16.97)	$ 18.01
Class T: Net Asset Value and redemption price per share ($70,697,259 ÷ 4,161,604 shares)	$ 16.99

Maximum offering price per share (100/96.50 of $16.99)	$ 17.61
Class B: Net Asset Value and offering price per share ($12,329,270 ÷ 731,501 shares)A	$ 16.85

Class C: Net Asset Value and offering price per share ($39,292,533 ÷ 2,334,689 shares)A	$ 16.83

Institutional Class: Net Asset Value, offering price and redemption price per share ($170,993,352 ÷ 10,025,022 shares)	$ 17.06

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended January 31, 2011 (Unaudited)
Investment Income
Dividends		$ 3,615,399
Interest		13,615
Income from Fidelity Central Funds		41,406
Total income		3,670,420

Expenses
Management fee	$ 1,183,538
Transfer agent fees	637,967
Distribution and service plan fees	567,030
Accounting and security lending fees	84,379
Custodian fees and expenses	17,093
Independent trustees' compensation	1,168
Registration fees	73,243
Audit	25,026
Legal	1,157
Miscellaneous	2,127
Total expenses before reductions	2,592,728
Expense reductions	(12,628)	2,580,100
Net investment income (loss)		1,090,320
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,930,314
Foreign currency transactions	(5,299)
Total net realized gain (loss)		29,925,015
Change in net unrealized appreciation (depreciation) on investment securities		27,504,779
Net gain (loss)		57,429,794
Net increase (decrease) in net assets resulting from operations		$ 58,520,114

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,090,320	$ 3,902,914
Net realized gain (loss)	29,925,015	36,224,187
Change in net unrealized appreciation (depreciation)	27,504,779	74,426,342
Net increase (decrease) in net assets resulting from operations	58,520,114	114,553,443
Distributions to shareholders from net investment income	(3,454,822)	(3,478,958)
Share transactions - net increase (decrease)	(1,333,125)	98,330,995
Total increase (decrease) in net assets	53,732,167	209,405,480

Net Assets
Beginning of period	388,438,875	179,033,395
End of period (including distributions in excess of net investment income of $1,620,002 and undistributed net investment income of $744,500, respectively)	$ 442,171,042	$ 388,438,875

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 14.88	$ 9.41	$ 16.39	$ 18.67	$ 20.34	$ 18.23
Income from Investment Operations
Net investment income (loss) E	.04	.19	.27	.30	.18	.29
Net realized and unrealized gain (loss)	2.18	5.46	(6.86)	(1.24)	(.17)	2.85
Total from investment operations	2.22	5.65	(6.59)	(.94)	.01	3.14
Distributions from net investment income	(.13)	(.18)	(.36)	(.26)	(.18)	(.23)
Distributions from net realized gain	-	-	(.03)	(1.09)	(1.50)	(.80)
Total distributions	(.13)	(.18)	(.39)	(1.34) I	(1.68)	(1.03)
Net asset value, end of period	$ 16.97	$ 14.88	$ 9.41	$ 16.39	$ 18.67	$ 20.34
Total Return B, C, D	15.02%	60.38%	(40.19)%	(5.66)%	(.65)%	18.32%
Ratios to Average Net Assets F, H
Expenses before reductions	1.20% A	1.23%	1.27%	1.22%	1.25%	1.29%
Expenses net of fee waivers, if any	1.20% A	1.23%	1.25%	1.22%	1.25%	1.25%
Expenses net of all reductions	1.20% A	1.22%	1.25%	1.21%	1.25%	1.24%
Net investment income (loss)	.53% A	1.45%	2.73%	1.71%	.81%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 148,859	$ 117,929	$ 62,422	$ 109,442	$ 117,831	$ 85,000
Portfolio turnover rate G	66% A	60%	98%	86%	84%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.34 per share is comprised of distributions from net investment income of $.256 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 14.90	$ 9.42	$ 16.40	$ 18.64	$ 20.31	$ 18.23
Income from Investment Operations
Net investment income (loss) E	.02	.15	.25	.26	.12	.24
Net realized and unrealized gain (loss)	2.18	5.47	(6.87)	(1.24)	(.16)	2.84
Total from investment operations	2.20	5.62	(6.62)	(.98)	(.04)	3.08
Distributions from net investment income	(.11)	(.14)	(.33)	(.17)	(.13)	(.20)
Distributions from net realized gain	-	-	(.03)	(1.09)	(1.50)	(.80)
Total distributions	(.11)	(.14)	(.36)	(1.26) I	(1.63)	(1.00)
Net asset value, end of period	$ 16.99	$ 14.90	$ 9.42	$ 16.40	$ 18.64	$ 20.31
Total Return B, C, D	14.84%	60.02%	(40.33)%	(5.88)%	(.89)%	17.98%
Ratios to Average Net Assets F, H
Expenses before reductions	1.46% A	1.49%	1.54%	1.47%	1.50%	1.55%
Expenses net of fee waivers, if any	1.46% A	1.49%	1.50%	1.47%	1.50%	1.50%
Expenses net of all reductions	1.46% A	1.48%	1.50%	1.47%	1.49%	1.49%
Net investment income (loss)	.28% A	1.19%	2.48%	1.45%	.57%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,697	$ 59,529	$ 40,276	$ 81,938	$ 100,621	$ 91,224
Portfolio turnover rate G	66% A	60%	98%	86%	84%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.26 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 14.77	$ 9.35	$ 16.26	$ 18.51	$ 20.19	$ 18.16
Income from Investment Operations
Net investment income (loss) E	(.02)	.09	.20	.17	.01	.15
Net realized and unrealized gain (loss)	2.16	5.42	(6.81)	(1.23)	(.16)	2.83
Total from investment operations	2.14	5.51	(6.61)	(1.06)	(.15)	2.98
Distributions from net investment income	(.06)	(.09)	(.27)	(.10)	(.05)	(.15)
Distributions from net realized gain	-	-	(.03)	(1.09)	(1.48)	(.80)
Total distributions	(.06)	(.09)	(.30)	(1.19) I	(1.53)	(.95)
Net asset value, end of period	$ 16.85	$ 14.77	$ 9.35	$ 16.26	$ 18.51	$ 20.19
Total Return B, C, D	14.54%	59.14%	(40.60)%	(6.37)%	(1.45)%	17.42%
Ratios to Average Net Assets F, H
Expenses before reductions	1.96% A	1.98%	2.04%	1.96%	2.02%	2.05%
Expenses net of fee waivers, if any	1.96% A	1.98%	2.00%	1.96%	2.00%	2.00%
Expenses net of all reductions	1.95% A	1.97%	2.00%	1.96%	2.00%	1.98%
Net investment income (loss)	(.22)% A	.70%	1.98%	.96%	.07%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,329	$ 12,078	$ 7,933	$ 16,879	$ 25,114	$ 27,397
Portfolio turnover rate G	66% A	60%	98%	86%	84%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.19 per share is comprised of distributions from net investment income of $.102 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 14.76	$ 9.34	$ 16.26	$ 18.51	$ 20.21	$ 18.17
Income from Investment Operations
Net investment income (loss) E	(.02)	.09	.19	.17	.01	.15
Net realized and unrealized gain (loss)	2.16	5.43	(6.81)	(1.23)	(.16)	2.84
Total from investment operations	2.14	5.52	(6.62)	(1.06)	(.15)	2.99
Distributions from net investment income	(.07)	(.10)	(.27)	(.11)	(.05)	(.15)
Distributions from net realized gain	-	-	(.03)	(1.09)	(1.50)	(.80)
Total distributions	(.07)	(.10)	(.30)	(1.19) I	(1.55)	(.95)
Net asset value, end of period	$ 16.83	$ 14.76	$ 9.34	$ 16.26	$ 18.51	$ 20.21
Total Return B, C, D	14.52%	59.28%	(40.64)%	(6.35)%	(1.45)%	17.46%
Ratios to Average Net Assets F, H
Expenses before reductions	1.96% A	1.98%	2.01%	1.96%	2.01%	2.05%
Expenses net of fee waivers, if any	1.96% A	1.98%	2.00%	1.96%	2.00%	2.00%
Expenses net of all reductions	1.95% A	1.97%	2.00%	1.96%	2.00%	1.98%
Net investment income (loss)	(.22)% A	.71%	1.98%	.96%	.06%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,293	$ 31,204	$ 13,226	$ 24,984	$ 36,854	$ 36,669
Portfolio turnover rate G	66% A	60%	98%	86%	84%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.19 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2011	Years ended July 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 14.96	$ 9.46	$ 16.47	$ 18.80	$ 20.47	$ 18.33
Income from Investment Operations
Net investment income (loss) D	.06	.23	.30	.34	.24	.35
Net realized and unrealized gain (loss)	2.19	5.47	(6.90)	(1.23)	(.17)	2.85
Total from investment operations	2.25	5.70	(6.60)	(.89)	.07	3.20
Distributions from net investment income	(.15)	(.20)	(.38)	(.35)	(.24)	(.26)
Distributions from net realized gain	-	-	(.03)	(1.09)	(1.50)	(.80)
Total distributions	(.15)	(.20)	(.41)	(1.44) H	(1.74)	(1.06)
Net asset value, end of period	$ 17.06	$ 14.96	$ 9.46	$ 16.47	$ 18.80	$ 20.47
Total Return B, C	15.15%	60.75%	(40.03)%	(5.39)%	(.37)%	18.61%
Ratios to Average Net Assets E, G
Expenses before reductions	.96% A	.97%	1.01%	.95%	.98%	.94%
Expenses net of fee waivers, if any	.96% A	.97%	1.00%	.95%	.98%	.94%
Expenses net of all reductions	.95% A	.96%	1.00%	.95%	.97%	.92%
Net investment income (loss)	.78% A	1.71%	2.98%	1.97%	1.09%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 170,993	$ 167,699	$ 55,177	$ 72,780	$ 12,259	$ 7,152
Portfolio turnover rate F	66% A	60%	98%	86%	84%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $1.44 per share is comprised of distributions from net investment income of $.352 and distributions from net realized gain of $1.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 71,382,199
Gross unrealized depreciation	(20,822,122)
Net unrealized appreciation (depreciation) on securities and other investments	$ 50,560,077

Tax cost	$ 412,095,205

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $134,133,829 and $135,240,529, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 166,179	$ 3,494
Class T	.25%	.25%	164,784	-
Class B	.75%	.25%	61,446	46,085
Class C	.75%	.25%	174,621	39,200
			$ 567,030	$ 88,779

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 27,286
Class T	5,241
Class B*	15,402
Class C*	1,766
$ 49,695

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 198,478.30
Class T	100,622.31
Class B	18,476.30
Class C	52,249.30
Institutional Class	268,142.30
	$ 637,967

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,493 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $746 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,339,200. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $31,551, including $1,906 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $12,628 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2011	Year ended July 31, 2010
From net investment income
Class A	$ 1,134,664	$ 1,234,313
Class T	470,285	586,319
Class B	48,095	73,937
Class C	150,708	151,383
Institutional Class	1,651,070	1,433,006
Total	$ 3,454,822	$ 3,478,958

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2011	Year ended July 31, 2010	Six months ended January 31, 2011	Year ended July 31, 2010
Class A
Shares sold	2,248,264	3,838,345	$ 35,535,246	$ 50,713,463
Reinvestment of distributions	65,899	94,331	1,031,847	1,168,282
Shares redeemed	(1,464,548)	(2,642,928)	(23,191,294)	(33,936,194)
Net increase (decrease)	849,615	1,289,748	$ 13,375,799	$ 17,945,551
Class T
Shares sold	947,671	1,600,698	$ 14,944,020	$ 21,094,229
Reinvestment of distributions	29,190	46,490	457,659	571,730
Shares redeemed	(810,845)	(1,927,214)	(12,858,886)	(25,063,300)
Net increase (decrease)	166,016	(280,026)	$ 2,542,793	$ (3,397,341)
Class B
Shares sold	62,504	214,509	$ 961,674	$ 2,825,349
Reinvestment of distributions	2,787	5,594	43,338	67,395
Shares redeemed	(151,360)	(251,258)	(2,374,144)	(3,248,064)
Net increase (decrease)	(86,069)	(31,155)	$ (1,369,132)	$ (355,320)
Class C
Shares sold	513,489	1,050,192	$ 8,028,597	$ 14,008,372
Reinvestment of distributions	8,843	11,301	137,445	138,548
Shares redeemed	(302,208)	(362,839)	(4,719,368)	(4,691,785)
Net increase (decrease)	220,124	698,654	$ 3,446,674	$ 9,455,135
Institutional Class
Shares sold	2,453,225	7,306,218	$ 38,563,767	$ 99,355,047
Reinvestment of distributions	72,024	57,970	1,131,385	738,990
Shares redeemed	(3,709,560)	(1,990,258)	(59,024,411)	(25,411,067)
Net increase (decrease)	(1,184,311)	5,373,930	$ (19,329,259)	$ 74,682,970

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AREI-USAN-0311
1.789731.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VII's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 28, 2011
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 28, 2011